Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

a Security purchased on a when-issued basis. bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

a Security purchased on a when-issued basis. bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

a The coupon rate shown represents the rate at period end. b Security purchased on a when-issued basis.

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

a Security purchased on a when-issued basis. bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

tRounds to less than 0.1% of net assets. a Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2012, the aggregate value of these securities was $22,281,015, representing 0.22% of net assets. b Defaulted security or security for which income has been deemed uncollectible. c At November 30, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information. dThe bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown. e A portion or all of the security purchased on a when-issued or delayed delivery basis. fVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

Franklin Tax-Free Trust

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) (continued)

tRounds to less than 0.1% of net assets.

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

a Security purchased on a when-issued basis.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

a Security purchased on a when-issued basis. bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) (continued)

a Security purchased on a when-issued basis. bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

a Security purchased on a when-issued basis. bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

a Security purchased on a when-issued basis. bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) (continued)

a Security purchased on a when-issued basis. bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

Unrealized appreciation

$ 119,785,857

$ 114,384,158

$ 136,365,056

$ 133,074,035

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149

Franklin Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 11/30/12

Item 1. Schedule of Investments.

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Alabama Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 97.5%				
Alabama 84.8%				
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$	3,000,000	$	3,581,640
Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Series A, AMBAC Insured, 5.00%, 8/15/23		4,435,000		4,446,975
Alabaster Sewer Revenue, NATL Insured, 5.00%, 4/01/29		2,055,000		2,099,203
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, 5.00%, 3/01/43		4,120,000		4,738,865
Athens GO, wts., XLCA Insured, 5.00%, 2/01/36		2,560,000		2,703,462
Auburn University General Fee Revenue, Series A,				
5.00%, 6/01/27		5,035,000		6,359,457
5.00%, 6/01/34		7,500,000		9,012,000
AGMC Insured, 5.00%, 6/01/38		5,000,000		5,707,850
Baldwin County Board of Education Revenue, School wts., Refunding, 5.00%,				
6/01/24		2,605,000		3,191,568
6/01/25		2,735,000		3,335,223
6/01/26		2,870,000		3,486,275
6/01/27		3,015,000		3,645,376
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 6/01/39		3,825,000		4,150,737
Birmingham Special Care Facilities Financing Authority, Health Care Facility Revenue, Children's Hospital, Assured Guaranty, 6.00%, 6/01/39		4,000,000		4,825,800
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39		5,950,000		6,709,101
Butler County IDA Environmental Improvement Revenue, International Paper, Series A, 7.00%, 9/01/32		1,000,000		1,147,430
Butler County Public Education Cooperative District, Limited Obligation School, Series A, XLCA Insured, 5.00%, 7/01/37		9,025,000		9,386,993
Central Elmore Water and Sewer Authority Revenue, Water, NATL Insured, 5.00%, 1/01/29		4,290,000		4,551,604
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%,				
8/01/30		5,250,000		6,187,178
8/01/37		5,000,000		5,716,050
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41		3,000,000		3,453,990
DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36		7,000,000		7,472,500
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,				
Series A, 5.25%, 9/01/36		5,000,000		5,800,250
Series B, 5.50%, 9/01/33		4,500,000		5,323,005
Etowah County Board of Education Special Tax, School wts.,				
AGMC Insured, Pre-Refunded, 5.00%, 9/01/24		2,580,000		2,670,790
AGMC Insured, Pre-Refunded, 5.00%, 9/01/28		1,225,000		1,268,108
AGMC Insured, Pre-Refunded, 5.00%, 9/01/33		1,510,000		1,563,137
Refunding, AGMC Insured, 5.00%, 9/01/24		1,655,000		1,694,770
Refunding, AGMC Insured, 5.00%, 9/01/28		775,000		792,352
Refunding, AGMC Insured, 5.00%, 9/01/33		990,000		1,009,949
Fairfield GO, wts., AMBAC Insured,				
5.00%, 2/01/29		285,000		287,625
Pre-Refunded, 5.00%, 2/01/29		325,000		342,371
Franklin County GO, wts., Series B, AMBAC Insured, 5.125%, 10/01/33		2,000,000		2,047,340
Houston County Health Care Authority Revenue, Refunding, Series A, AMBAC Insured, 5.25%, 10/01/30		5,000,000		5,185,750
Huntsville GO, Capital Improvement wts., Refunding, Series A, 5.00%,				
3/01/24		2,760,000		3,468,602
3/01/31		1,245,000		1,515,202
Huntsville PBA Lease Revenue, Municipal Justice and Public Safety Center, Capital Improvement and Refunding, NATL Insured, 5.00%, 10/01/33		8,000,000		8,766,160
Jefferson County Limited Obligation School wts. Revenue, Series A, 5.00%, 1/01/24		2,000,000		1,984,820
Jefferson County Sewer Revenue, wts., ETM, 7.50%, 9/01/13		60,000		61,700
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/33		7,410,000		8,318,466
Limestone County Water and Sewer Authority Water Revenue,				
AMBAC Insured, 5.00%, 12/01/29		1,540,000		1,622,513
AMBAC Insured, 5.00%, 12/01/31		3,910,000		4,097,915
Assured Guaranty, 5.00%, 12/01/39		3,750,000		4,250,025
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts.,				
Assured Guaranty, 5.125%, 9/01/34		600,000		674,814
Series A, AMBAC Insured, 5.00%, 9/01/34		1,000,000		1,026,910
Madison GO, wts., Refunding, XLCA Insured, 4.75%, 12/01/36		1,000,000		1,078,210
Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, Series A, XLCA Insured, 4.75%, 12/01/31		7,500,000		8,211,525

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Marshall County Health Care Authority Revenue, Refunding, AMBAC Insured, 4.75%, 2/01/33	3,000,000	3,041,580
Mobile GO, wts., 5.50%, 2/15/30	2,000,000	2,246,940
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A, Assured Guaranty, 5.00%, 3/01/33	6,500,000	7,249,060
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Mobile Water, BHAC Insured, 5.00%, 1/01/36	10,000,000	10,643,100
Montgomery Waterworks and Sanitary Sewer Board Water and Sewer System Revenue, Refunding, 5.00%, 3/01/25	2,000,000	2,521,100
Morgan County Board of Education Capital Outlay School wts., Revenue, 5.00%, 3/01/35	7,020,000	8,195,569
Moulton Water Works Board Water Revenue, NATL Insured, Pre-Refunded, 5.375%, 1/01/32	1,935,000	1,961,065
Opelika Water Board Revenue, Assured Guaranty, 5.00%, 6/01/37	3,000,000	3,430,620
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, Pre-Refunded, 5.00%, 5/15/35	2,000,000	2,222,520
Oxford GO, wts., Series C, 5.00%,		
10/01/27	1,295,000	1,595,673
10/01/28	1,360,000	1,667,333
10/01/29	1,435,000	1,751,274
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,307,080
Saint Clair County PBA Revenue, wts., DHR Building Project, Series A, 5.00%, 9/01/37	2,000,000	2,306,340
Selma IDBR, Gulf Opportunity Zone,		
International Paper Co. Project, Series A, 5.375%, 12/01/35	3,000,000	3,349,680
International Paper Co. Projects, Series A, 5.80%, 5/01/34	3,000,000	3,402,660
Sheffield GO, wts., AMBAC Insured, 5.125%, 5/01/33	2,610,000	2,631,219
Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC Project, Series A, Assured Guaranty, 5.00%, 9/01/32	5,000,000	5,310,900
Troy Public Educational Building Authority Educational Facilities Revenue, AGMC Insured, 5.25%, 12/01/40	2,000,000	2,312,940
Trussville GO, wts., Series A, NATL RE, FGIC Insured, 5.00%, 10/01/36	4,740,000	5,174,611
Tuscaloosa GO, wts., Refunding, Series A, 5.00%, 8/15/25	4,265,000	5,365,285
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,978,100
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41	9,000,000	9,494,640
University of North Alabama Revenue, Student Housing, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/29	2,995,000	3,124,144
University of South Alabama University Revenue, Facilities, Capital Improvement, BHAC Insured, 5.00%, 8/01/38	5,000,000	5,563,200
Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial Hospital, Series A, 5.65%, 11/01/22	3,465,000	3,451,798
		285,270,017
U.S. Territories 12.7%		
Puerto Rico 12.7%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	1,000,000	1,066,570
Puerto Rico Commonwealth GO, Public Improvement, Refunding, AGMC Insured, 5.125%, 7/01/30	650,000	650,618
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series N, Assured Guaranty, 5.25%, 7/01/36	10,335,000	11,830,474
Series M, 5.00%, 7/01/46	2,500,000	2,508,000
Puerto Rico Electric Power Authority Power Revenue,		
Series TT, 5.00%, 7/01/37	3,000,000	3,040,230
Series WW, 5.50%, 7/01/38	3,350,000	3,491,571
Series XX, 5.25%, 7/01/40	3,500,000	3,621,345
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.75%, 8/01/37	2,000,000	2,231,060
Series A, 5.375%, 8/01/39	1,500,000	1,633,005
Series A, 6.00%, 8/01/42	8,500,000	9,638,150
Series A-1, 5.25%, 8/01/43	3,000,000	3,233,220
		42,944,243
Total Municipal Bonds (Cost $302,588,385) 97.5%		328,214,260
Other Assets, less Liabilities 2.5%		8,274,214
Net Assets 100.0%		$ 336,488,474

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited) *(continued)*

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Bond/Board
IDBR	-	Industrial Development Board Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin Arizona Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 95.7%				
Arizona 84.5%				
Arizona Board of Regents COP, University of Arizona, Refunding, Series C, 5.00%,				
6/01/29	$	3,000,000	$	3,541,140
6/01/30		8,595,000		10,098,437
6/01/31		7,025,000		8,215,667
Arizona Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College of Osteopathic Medicine Inc., 5.125%, 1/01/30		2,250,000		2,510,077
Arizona Health Facilities Authority Hospital System Revenue,				
John C. Lincoln Health Network, Pre-Refunded, 5.75%, 12/01/32		3,280,000		3,312,800
Phoenix Children's Hospital, Refunding, Series A, 5.00%, 2/01/42		8,000,000		8,827,200
Arizona Health Facilities Authority Revenue,				
Banner Health, Refunding, Series D, BHAC Insured, 5.50%, 1/01/38		15,000,000		16,842,000
Banner Health, Series A, 5.00%, 1/01/35		10,000,000		10,812,000
Banner Health, Series D, 5.50%, 1/01/38		17,500,000		19,631,325
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39		10,000,000		11,242,600
Arizona School Facilities Board COP, 5.50%, 9/01/23		10,000,000		11,752,000
Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility Project, Refunding, Series A, 5.00%, 7/01/36		5,000,000		5,661,950
Arizona State Board of Regents Arizona State University System Revenue,				
Refunding, Series A, 5.00%, 7/01/42		10,000,000		11,771,600
Series C, 6.00%, 7/01/26		2,500,000		3,040,975
Series C, 6.00%, 7/01/27		3,000,000		3,638,550
Series C, 6.00%, 7/01/28		3,350,000		4,051,222
Arizona State Board of Regents University System Revenue,				
Refunding, Series A, 5.00%, 6/01/37		3,665,000		4,342,878
Series A, 5.00%, 6/01/39		8,650,000		9,860,048
Arizona State COP, Department of Administration,				
Series A, AGMC Insured, 5.25%, 10/01/26		8,500,000		10,050,995
Series A, AGMC Insured, 5.00%, 10/01/29		5,855,000		6,641,912
Series B, AGMC Insured, 5.00%, 10/01/28		5,000,000		5,702,150
Series B, AGMC Insured, 5.00%, 10/01/29		3,000,000		3,408,570
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%,				
7/01/28		15,540,000		18,032,927
7/01/29		7,500,000		8,671,575
Arizona State Municipal Financing Program COP, Refunding, Series 14, AMBAC Insured, 5.00%, 8/01/33		1,000,000		1,001,900
Arizona State Transportation Board Highway Revenue, Refunding, Series A, 5.00%, 7/01/36		10,000,000		11,774,500
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30		17,250,000		18,303,630
Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/28		7,000,000		7,190,820
Downtown Phoenix Hotel Corp. Revenue,				
Senior Series A, FGIC Insured, 5.00%, 7/01/40		9,490,000		9,581,009
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36		18,995,000		19,699,714
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/40		12,845,000		13,314,099
El Mirage GO, AGMC Insured, 5.00%, 7/01/42		2,200,000		2,510,596
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28		10,000,000		11,734,800
Gilbert Water Resource Municipal Property Corp. Water System Development Fee and Water Revenue, sub. lien, NATL Insured, 5.00%, 10/01/29		25,000,000		27,146,250
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Refunding,				
5.00%, 12/01/32		4,025,000		4,227,659
5.00%, 12/01/42		12,870,000		13,429,073
Series B, 5.00%, 12/01/37		3,000,000		3,085,410
Glendale IDAR, Midwestern University,				
5.00%, 5/15/35		5,000,000		5,470,550
5.125%, 5/15/40		10,000,000		10,919,700
Refunding, 5.00%, 5/15/31		3,455,000		3,886,426
Glendale Water and Sewer Revenue,				
senior lien, Obligations, Refunding, 5.00%, 7/01/27		1,365,000		1,660,372
senior lien, Obligations, Refunding, 5.00%, 7/01/28		1,825,000		2,209,509
sub. lien, Obligations, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/23		2,000,000		2,054,520
Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien, Series A, Pre-Refunded, 6.25%, 7/01/38		10,000,000		10,505,400
Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, 5.00%, 7/15/32		7,500,000		8,158,125
Goodyear Water and Sewer Revenue, sub. lien, Obligations, Refunding, AGMC Insured, 5.25%, 7/01/31		1,000,000		1,157,480

5.50%, 7/01/41	1,500,000	1,725,270
Greater Arizona Development Authority Infrastructure Revenue, Series B, NATL Insured, 5.00%, 8/01/35	9,090,000	9,658,034
Marana Municipal Property Corp. Municipal Facilities Revenue,		
Refunding, NATL Insured, 5.25%, 7/01/22	1,100,000	1,102,772
Series A, 5.00%, 7/01/28	3,000,000	3,328,470
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	16,168,320
Maricopa County IDA, MFHR,		
Senior, National Voluntary Health Facilities II Project, Series A, AGMC Insured, ETM, 5.50%, 1/01/18	2,000,000	2,261,880
Western Groves Apartments Project, Series A-1, AMBAC Insured, 5.30%, 12/01/22	1,650,000	1,651,007
Maricopa County IDA Health Facility Revenue,		
Catholic Healthcare West, Refunding, Series A, 5.375%, 7/01/23	7,000,000	7,510,790
Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26	13,950,000	14,995,134
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/39	4,860,000	5,695,240
Mayo Clinic, 5.00%, 11/15/36	16,250,000	17,745,487
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	1,890,000	2,162,651
Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Campus of Care Project, Refunding, Series A, GNMA Secured, 5.00%, 8/20/35	1,725,000	1,817,581
Maricopa County PCC, PCR,		
El Paso Electric Co. Palo Verde Project, Refunding, Series A, 4.50%, 8/01/42	10,000,000	10,404,900
El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,949,800
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,741,300
Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	16,604,492
Maricopa County School District No. 83 Cartwright Elementary GO, School Improvement Project of 2010, Series A, AGMC Insured, 5.375%, 7/01/30	5,415,000	6,344,918
Maricopa County USD No. 48 Scottsdale GO, School Improvement, Project of 2010, Series B,		
4.50%, 7/01/28	1,865,000	2,165,228
4.75%, 7/01/29	2,850,000	3,349,177
4.75%, 7/01/30	2,100,000	2,457,210
Maricopa County USD No. 89 Dysart GO, School Improvement, Project of 2006, Series B, AGMC Insured, 5.00%, 7/01/27	5,015,000	5,587,863
McAllister Academic Village LLC Revenue, Arizona State University Hassayampa Academic Village Project, Refunding,		
5.25%, 7/01/33	5,000,000	5,611,400
5.00%, 7/01/38	5,000,000	5,461,200
Assured Guaranty, 5.25%, 7/01/33	2,525,000	2,826,838
Assured Guaranty, 5.00%, 7/01/38	3,825,000	4,177,818
Mesa Utility System Revenue, NATL Insured, Pre-Refunded, 5.00%, 7/01/26	7,000,000	7,517,930
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	6,000,000	6,921,180
Navajo County USD No. 6 Heber-Overgaard GO, School Improvement, Project of 2008, Assured Guaranty, 5.50%, 7/01/28	1,045,000	1,279,279
Nogales Municipal Development Authority Inc. GO, NATL Insured, 5.00%, 6/01/36	2,640,000	2,857,351
Northern Arizona University COP, Northern Arizona University Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30	2,000,000	2,064,440
Northern Arizona University System Revenue, 5.00%, 6/01/38	5,000,000	5,415,700
Phoenix Civic Improvement Corp. Airport Revenue,		
junior lien, Series A, 5.00%, 7/01/40	10,000,000	11,259,000
senior lien, Series A, 5.00%, 7/01/38	10,000,000	11,415,600
senior lien, Series B, NATL RE, FGIC Insured, 5.25%, 7/01/22	3,000,000	3,006,300
senior lien, Series B, NATL RE, FGIC Insured, 5.25%, 7/01/23	5,000,000	5,010,050
senior lien, Series B, NATL RE, FGIC Insured, 5.25%, 7/01/27	15,250,000	15,277,450
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL RE, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,		
7/01/27	3,945,000	5,007,310
7/01/28	2,000,000	2,553,540
7/01/29	2,000,000	2,565,660
7/01/36	5,000,000	6,422,450
7/01/37	7,000,000	8,981,910
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinated, Civic Plaza Expansion Project, Series A, NATL RE, FGIC Insured, 5.00%,		
7/01/35	2,050,000	2,233,065
7/01/41	5,000,000	5,366,350
Phoenix Civic Improvement Corp. Wastewater System Revenue,		
junior lien, Refunding, AGMC Insured, 5.00%, 7/01/37	5,515,000	6,102,072
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/28	2,000,000	2,140,440
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/29	3,405,000	3,637,970
senior lien, Refunding, 5.50%, 7/01/24	2,500,000	3,080,750
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Series A, 5.00%, 7/01/39	14,780,000	17,113,023

Phoenix IDA Government Office Lease Revenue, Capitol Mall LLC II Project, AMBAC Insured, 5.00%,		
9/15/21	4,300,000	4,307,482
9/15/28	4,000,000	4,004,520
Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing LLC,		
Series A, AMBAC Insured, 5.00%, 7/01/37	18,095,000	15,453,130
Series C, AMBAC Insured, 5.00%, 7/01/37	9,035,000	6,860,456
Pima County IDA Lease Revenue,		
Clark County Detention Facility Project, 5.00%, 9/01/39	15,000,000	15,964,200
Metro Police Facility, Nevada Project, Series A, 5.375%, 7/01/39	2,000,000	2,219,660
Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39	7,500,000	8,401,725
Pima County Arizona, 5.125%, 9/01/27	8,655,000	9,518,077
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%,		
7/01/33	1,500,000	1,733,775
7/01/41	6,800,000	7,696,104
Pinal County Electrical District No. 4 Electric System Revenue, 6.00%,		
12/01/23	525,000	617,038
12/01/28	740,000	848,203
12/01/38	1,150,000	1,291,577
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty, 6.50%, 7/15/24	4,220,000	5,054,463
Salt River Project Agricultural Improvement and Power District Electric System Revenue,		
Refunding, Series A, 5.00%, 12/01/30	17,255,000	21,405,518
Salt River Project, Series A, 5.00%, 1/01/37	14,000,000	15,480,780
Salt River Project, Series A, 5.00%, 1/01/38	7,000,000	8,088,500
Salt River Project, Series A, 5.00%, 1/01/39	5,000,000	5,748,700
Salt Verde Financial Corp. Senior Gas Revenue, 5.00%,		
12/01/32	10,000,000	12,030,900
12/01/37	7,500,000	9,067,050
Scottsdale GO, Project of 2004, Preserve Acquisition, 3.50%, 7/01/26	10,310,000	11,330,174
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.25%, 9/01/30	5,000,000	5,068,500
Scottsdale Municipal Property Corp. Excise Tax Revenue, Water and Sewer Improvements Project, 5.00%, 7/01/33	10,660,000	12,723,136
Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured, 5.00%,		
12/01/30	5,160,000	5,282,086
12/01/35	2,000,000	2,039,420
Tempe Excise Tax Revenue, Series A, 5.00%, 7/01/31	2,325,000	2,802,811
Tempe IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,		
7/01/28	4,275,000	4,307,276
7/01/34	11,510,000	11,572,845
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	10,014,700
Tucson COP, Refunding, AGMC Insured, 5.00%,		
7/01/23	2,975,000	3,576,337
7/01/24	2,875,000	3,486,944
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation Project, Series A, AMBAC Insured, 5.00%, 7/15/32	1,000,000	1,001,140
Tucson Water System Revenue,		
5.00%, 7/01/32	5,000,000	5,916,700
Refunding, 5.00%, 7/01/28	1,230,000	1,426,591
Refunding, 5.00%, 7/01/29	1,765,000	2,040,128
University Medical Center Corp. Hospital Revenue,		
5.00%, 7/01/35	7,000,000	7,174,440
6.50%, 7/01/39	4,750,000	5,586,142
Refunding, 6.00%, 7/01/39	5,000,000	5,886,250
University of Arizona COP, University of Arizona Projects, Series B, AMBAC Insured, Pre-Refunded, 5.00%,		
6/01/26	7,070,000	7,232,893
6/01/28	7,000,000	7,161,280
6/01/31	5,565,000	5,693,218
Yavapai County IDA Hospital Facility Revenue, Yavapai Regional Medical Center,		
Series A, 6.00%, 8/01/33	2,000,000	2,065,680
Series B, 5.625%, 8/01/33	2,315,000	2,490,246
Series B, 5.625%, 8/01/37	12,435,000	13,227,980
		991,314,515
U.S. Territories 11.2%		
Puerto Rico 11.2%		
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 5.75%, 7/01/41	5,000,000	5,363,100
Series A, 5.25%, 7/01/37	10,000,000	10,231,800

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Puerto Rico Electric Power Authority Power Revenue, Refunding,		
Series AAA, 5.25%, 7/01/28	6,900,000	7,360,920
Series ZZ, 5.25%, 7/01/26	10,870,000	11,720,360
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.375%, 7/01/33	3,000,000	3,004,530
Series I, Pre-Refunded, 5.375%, 7/01/34	40,000,000	43,115,600
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	17,500,000	18,754,925
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Series A, 5.50%, 8/01/37	6,000,000	6,605,880
first sub., Series C, 5.25%, 8/01/41	10,930,000	11,777,950
Refunding, Series C, 5.00%, 8/01/46	12,500,000	13,674,250
		131,609,315
Total Municipal Bonds before Short Term Investments (Cost $1,031,276,609)		1,122,923,830
Short Term Investments (Cost $30,900,000) 2.6%		
Municipal Bonds 2.6%		
Arizona 2.6%		
[a]Maricopa County PCC, PCR, Arizona Public Service Co. Palo Verde Project, Refunding, Series B, Daily VRDN and Put, 0.18%, 5/01/29	30,900,000	30,900,000
Total Investments (Cost $1,062,176,609) 98.3%		1,153,823,830
Other Assets, less Liabilities 1.7%		20,000,505
Net Assets 100.0%		$ 1,173,824,335

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Colorado Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 96.6%				
Colorado 86.9%				
Adams County Revenue, Platte Valley Medical Center, Refunding, NATL Insured, 5.00%, 2/01/31	$	10,000,000	$	10,646,100
Adams State College Auxiliary Facilities Revenue, Improvement, Series A, 5.50%,				
5/15/34		2,000,000		2,312,520
5/15/39		2,150,000		2,464,158
Adams State College Institutional Enterprise Revenue, 5.00%,				
5/15/32		1,360,000		1,644,430
5/15/37		1,000,000		1,161,630
Arapahoe County Water and Wastewater GO, Series A, NATL Insured, Pre-Refunded, 5.125%, 12/01/32		15,000,000		15,000,000
Aurora COP, Refunding, Series A, 5.00%, 12/01/30		5,680,000		6,652,870
Aurora Hospital Revenue, Children's Hospital Assn. Project, Series A, 5.00%, 12/01/40		2,500,000		2,795,775
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,				
8/01/36		5,880,000		6,824,975
8/01/39		10,000,000		11,597,300
Bell Mountain Ranch Metropolitan District GO, Refunding, AGMC Insured, 5.00%, 12/01/39		3,160,000		3,513,446
Boulder Larimer and Weld Counties Vrain Valley School District No. RE-1J GO, 5.00%, 12/15/33		5,300,000		6,244,778
Boulder Valley School District No. RE-2 Boulder GO, 5.00%, 12/01/34		6,000,000		6,959,580
Bowles Metropolitan District GO, Refunding, AGMC Insured, 5.00%, 12/01/33		2,500,000		2,553,025
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, 5.25%, 12/01/34		5,380,000		6,312,031
Broadlands Metropolitan District No. 2 GO, Refunding, NATL Insured, 5.25%, 12/01/34		8,655,000		9,152,057
Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27		10,000,000		10,000,000
Colorado Department of Transportation COP, NATL Insured, Pre-Refunded, 5.00%, 6/15/34		6,915,000		7,406,726
Colorado Educational and Cultural Facilities Authority Revenue,				
Alexander Dawson School, Colorado Project, 5.00%, 2/15/40		5,280,000		5,886,197
James Irwin Charter School, Refunding and Improvement, Assured Guaranty, 5.00%, 8/01/37		6,060,000		6,294,704
Student Housing, Campus Village Apartments Project, Refunding, 5.50%, 6/01/38		9,000,000		9,940,140
Colorado Health Facilities Authority Revenue,				
The Evangelical Lutheran Good Samaritan Society Project, 5.25%, 6/01/31		4,000,000		4,358,320
The Evangelical Lutheran Good Samaritan Society Project, Series A, 5.25%, 6/01/34		3,500,000		3,634,575
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/25		3,050,000		3,208,478
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/26		3,205,000		3,347,302
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/27		3,365,000		3,492,937
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/30		3,000,000		3,083,970
Colorado HFAR,				
MF, Project II, Series A-2, 5.30%, 10/01/23		490,000		490,632
MF, Project II, Series A-2, 5.375%, 10/01/32		1,155,000		1,156,247
MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32		475,000		475,727
Colorado School of Mines Enterprises Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/37		2,000,000		2,236,860
Colorado School of Mines Institutional Enterprise Revenue, Series B, 5.00%,				
12/01/32		1,000,000		1,200,190
12/01/42		10,000,000		11,696,400
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty, 5.00%, 11/01/39		11,305,000		12,563,925
Colorado Springs Utilities Revenue,				
Series D-1, 5.25%, 11/15/33		5,000,000		6,288,400
sub. lien, System Improvement, Series B, Pre-Refunded, 5.00%, 11/15/33		3,000,000		3,134,910
System, Series C-2, 5.00%, 11/15/37		6,230,000		7,460,238
System, Series C-2, 5.00%, 11/15/42		8,165,000		9,738,151
Colorado State Board of Governors University Enterprise System Revenue, Series A,				
5.00%, 3/01/34		2,250,000		2,561,828
5.00%, 3/01/38		15,010,000		17,707,897
5.00%, 3/01/39		7,200,000		8,105,040
NATL RE, FGIC Insured, 5.00%, 3/01/37		13,000,000		14,178,580
Colorado State Building Excellent Schools Today COP, Series G, 5.00%, 3/15/32		10,000,000		11,695,500
Colorado State COP, UCDHSC Fitzsimons Academic Projects, Series B, NATL Insured, 5.00%, 11/01/30		5,000,000		5,380,150
Colorado State Health Facilities Authority Revenue,				
Boulder Community Hospital Project, Refunding, Series A, 6.00%, 10/01/35		5,500,000		6,462,280
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39		5,000,000		5,582,900
Catholic Health Initiatives, Series D, 6.125%, 10/01/28		2,500,000		3,110,700
Catholic Health Initiatives, Series D, 6.25%, 10/01/33		2,000,000		2,452,560
Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 12/01/33		2,500,000		2,743,375
Evangelical Lutheran Good Samaritan Society Project, Series A, Pre-Refunded, 6.125%, 6/01/38		4,500,000		4,887,000

Hospital, NCMC Inc. Project, Series A, AGMC Insured, 5.50%, 5/15/30	7,900,000	9,059,325
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,546,850
Parkview Medical Center Inc. Project, Series A, 5.00%, 9/01/37	8,000,000	8,526,640
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC Insured, 5.20%, 3/01/31	9,500,000	10,678,855
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40	7,320,000	8,147,819
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	2,000,000	2,167,620
Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29	4,000,000	4,158,400
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,		
5.50%, 11/01/27	5,245,000	6,182,596
Pre-Refunded, 5.50%, 11/01/27	2,030,000	2,588,676
Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A, 6.30%, 9/01/14	10,000	10,043
Colorado Water Resources and Power Development Authority Water Resources Revenue,		
Arapahoe County Water Improvement, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	10,626,600
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36	1,900,000	2,210,764
Parker Water and Sanitation District Project, NATL Insured, Series D, 5.00%, 9/01/30	5,000,000	5,256,700
Commerce City COP, AMBAC Insured, 5.00%, 12/15/37	13,975,000	14,880,300
Denver City and County Airport System Revenue,		
Series B, 5.00%, 11/15/30	10,055,000	12,079,373
Series B, 5.00%, 11/15/43	10,000,000	11,559,500
Series B, Pre-Refunded, 5.50%, 11/15/33	5,000,000	5,248,450
Series D, 7.75%, 11/15/13	160,000	171,090
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/30	14,500,000	15,125,530
Denver Health and Hospital Authority Healthcare Revenue,		
5.50%, 12/01/30	1,500,000	1,681,965
5.625%, 12/01/40	4,000,000	4,493,040
Refunding, Series A, 5.25%, 12/01/31	9,250,000	9,766,613
Series A, Pre-Refunded, 6.25%, 12/01/33	3,250,000	3,625,570
Dove Valley Metropolitan District Arapahoe County GO, Refunding, AGMC Insured, 5.00%, 11/01/35	3,350,000	3,578,370
E-470 Public Highway Authority Revenue,		
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33	3,000,000	984,150
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	2,723,682
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	4,334,537
Series C, 5.25%, 9/01/25	2,500,000	2,796,025
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	2,500,000	2,729,900
El Paso County Mortgage Revenue, Stetson Meadows Apartments Project, Series A, GNMA Secured, 5.25%, 12/20/32	1,890,000	1,891,625
Erie Wastewater Enterprise Revenue, Series A, Assured Guaranty, 5.00%,		
12/01/33	2,860,000	3,245,213
12/01/37	5,120,000	5,703,219
Erie Water Enterprise Revenue, Series A, AGMC Insured, 5.00%, 12/01/32	10,000,000	11,140,900
Fort Lewis College Board Trustees Enterprise Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 10/01/37	12,830,000	13,812,265
Gunnison Watershed School District No. RE-1J GO, 5.25%, 12/01/33	1,240,000	1,477,187
Ignacio School District GO, 11JT, 5.00%, 12/01/31	1,215,000	1,470,138
Meridian Metropolitan District GO, Refunding, Series A, 5.00%, 12/01/41	5,000,000	5,469,200
Mesa State College Auxiliary Facilities Enterprise Revenue,		
Pre-Refunded, 6.00%, 5/15/38	7,000,000	8,823,220
Refunding, Series A, 5.00%, 5/15/33	3,455,000	3,919,905
Mesa State College College Enterprise Revenue, BHAC Insured, 5.125%, 5/15/37	5,765,000	6,203,947
Park Creek Metropolitan District Revenue,		
Senior Limited Property Tax, Refunding, AGMC Insured, 6.00%, 12/01/38	2,500,000	2,964,850
Senior Limited Property Tax, Refunding, AGMC Insured, 6.125%, 12/01/41	2,500,000	2,980,800
Senior Property Tax Support, Refunding and Improvement, Assured Guaranty, 6.375%, 12/01/37	7,000,000	8,300,110
[a]Parker Water and Sanitation District GO, Refunding, 4.50%, 8/01/37	4,000,000	4,528,280
Platte River Power Authority Power Revenue, Series II, 5.00%, 6/01/37	12,000,000	14,219,520
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and Improvement, Series A,		
AGMC Insured, 5.00%, 12/01/39	7,435,000	8,461,699
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	14,306,094
Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	10,000,000	11,527,800
Pueblo Urban Renewal Authority Revenue, Refunding and Improvement, Series B,		
5.25%, 12/01/28	1,000,000	1,179,570
5.50%, 12/01/31	1,010,000	1,204,142
5.25%, 12/01/38	3,615,000	4,105,266
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, 5.00%, 12/15/30	3,840,000	4,265,050
Regional Transportation District COP, Series A, 5.375%, 6/01/31	19,000,000	22,020,240

Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A,		
5.00%, 11/01/38	11,000,000	12,806,970
AMBAC Insured, 5.00%, 11/01/31	14,150,000	16,085,154
Thornton Development Authority Tax Increment Revenue, North Washington Street Urban Renewal Project, NATL Insured, 5.00%, 12/01/29	6,100,000	6,428,119
Thornton Water Enterprise Revenue, NATL Insured, 5.00%, 12/01/29	7,010,000	7,422,258
Triview Metropolitan District GO, Refunding, 5.00%, 11/01/34	10,855,000	12,035,373
University of Colorado COP, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/33	3,570,000	3,652,253
University of Colorado Enterprise System Revenue, University of Colorado Regents,		
Refunding, Series A-2, 5.00%, 6/01/31	8,655,000	10,645,217
Refunding, Series A-2, 5.00%, 6/01/33	2,600,000	3,168,126
Refunding, Series B, 5.00%, 6/01/37	7,050,000	8,451,540
Series A, 5.375%, 6/01/38	3,000,000	3,577,050
Series B, NATL Insured, 5.00%, 6/01/32	3,000,000	3,426,120
University of Colorado Hospital Authority Revenue,		
Refunding, Series A, 6.00%, 11/15/29	5,000,000	6,163,000
Series A, 5.00%, 11/15/37	2,000,000	2,135,340
Series A, 5.25%, 11/15/39	3,000,000	3,263,370
University of Northern Colorado Greeley Institutional Enterprise Revenue, Refunding, Series A, 5.00%, 6/01/30	1,690,000	1,999,997
Western State College Revenues, 5.00%,		
5/15/34	2,000,000	2,266,600
5/15/39	2,000,000	2,246,480
Woodmoor Water and Sanitation District No. 001 Enterprise Water and Sewer Revenue, 5.00%, 12/01/36	5,000,000	5,838,500
		743,568,204
U.S. Territories 9.7%		
Guam 1.5%		
Guam Government Business Privilege Tax Revenue, Series B-1, 5.00%,		
1/01/32	3,545,000	4,119,680
1/01/42	1,900,000	2,148,235
Guam Government Limited Obligation Revenue, Section 30, Series A,		
5.375%, 12/01/24	2,000,000	2,246,520
5.75%, 12/01/34	3,565,000	4,087,023
		12,601,458
Puerto Rico 8.0%		
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series AA-2, 5.30%, 7/01/35	5,000,000	5,286,950
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series H, 5.45%, 7/01/35	460,000	492,333
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	13,910,000	14,392,260
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue, Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	1,335,000	1,336,495
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.375%, 7/01/33	2,120,000	2,123,201
Series I, Pre-Refunded, 5.375%, 7/01/34	5,000,000	5,389,450
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Refunding, Series C, 5.375%, 8/01/38	2,370,000	2,594,392
first sub., Series A, 5.50%, 8/01/37	5,000,000	5,504,900
first sub., Series A, 5.50%, 8/01/42	3,000,000	3,244,500
first sub., Series B, 6.375%, 8/01/39	10,000,000	11,764,600
first sub., Series C, 5.50%, 8/01/40	10,000,000	11,014,900
Senior Series C, 5.25%, 8/01/40	4,560,000	5,133,146
		68,277,127
U.S. Virgin Islands 0.2%		
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, sub. lien, Working Capital, Refunding, Series B, 5.25%, 10/01/29	1,800,000	2,037,510
Total U.S. Territories		82,916,095
Total Municipal Bonds before Short Term Investments (Cost $750,801,811)		826,484,299

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Connecticut Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 93.2%				
Connecticut 79.4%				
Bridgeport GO, Series A, 5.00%, 2/15/32	$	17,000,000	$	19,347,360
Connecticut State Development Authority First Mortgage Gross Revenue, Health Care Project,				
Connecticut Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%, 9/01/22		2,000,000		2,001,760
The Elim Park Baptist Home Inc. Project, 5.75%, 12/01/23		750,000		758,385
The Elim Park Baptist Home Inc. Project, Refunding, Series A, 5.375%, 12/01/18		975,000		976,648
Connecticut State Development Authority Solid Waste Disposal Facilities Revenue, PSEG Power LLC Project, Series A, 5.75%, 11/01/37		5,000,000		5,016,500
Connecticut State GO,				
Series A, 5.00%, 2/15/29		10,000,000		12,161,800
Series B, 5.00%, 4/15/29		6,025,000		7,433,524
Series B, 5.00%, 4/15/31		6,000,000		7,345,860
Series B, 5.00%, 4/15/32		4,000,000		4,878,440
Series C, AGMC Insured, 5.00%, 6/01/26		5,000,000		5,732,300
Series D, 5.00%, 11/01/31		5,000,000		6,108,450
Series E, 5.00%, 9/15/32		5,000,000		6,141,500
Connecticut State Health and Educational Facilities Authority Revenue,				
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40		18,520,000		20,987,420
Brunswick School Issue, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/33		2,000,000		2,053,940
Brunswick School Issue, Series C, 5.00%, 7/01/28		1,000,000		1,205,970
Brunswick School Issue, Series C, 5.00%, 7/01/29		1,450,000		1,740,464
Canterbury School Issue, Series B, Radian Insured, 5.00%, 7/01/36		1,000,000		1,024,250
Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/28		2,250,000		2,692,125
Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%, 7/01/25		2,965,000		2,969,299
Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%, 7/01/30		2,500,000		2,558,800
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/35		4,000,000		4,509,360
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/40		5,000,000		5,583,050
Fairfield University, Series M, 5.00%, 7/01/26		450,000		511,934
Fairfield University, Series M, 5.00%, 7/01/34		1,000,000		1,111,120
Fairfield University, Series N, 5.00%, 7/01/29		7,000,000		7,893,200
Hartford Health Care, Refunding, Series A, 5.00%, 7/01/41		12,000,000		13,229,400
Hartford University, Series G, Radian Insured, 5.25%, 7/01/26		5,000,000		5,289,550
Hospital for Special Care, Series C, Radian Insured, 5.25%, 7/01/37		2,500,000		2,602,825
Loomis Chafee School, Series G, 5.00%, 7/01/30		3,000,000		3,376,170
Loomis Chafee School, Series G, 5.00%, 7/01/38		6,285,000		6,932,229
Lutheran General Health Care System, ETM, 7.375%, 7/01/19		290,000		351,071
Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36		4,415,000		4,716,544
New Horizons Village Project, 7.30%, 11/01/16		1,840,000		1,848,979
Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34		1,675,000		1,734,932
Quinnipiac University, Series H, AMBAC Insured, 5.00%, 7/01/36		5,000,000		5,394,350
Quinnipiac University, Series J, NATL Insured, 5.00%, 7/01/37		15,000,000		16,391,700
Sacred Heart University, Series G, 5.375%, 7/01/31		1,500,000		1,696,020
Sacred Heart University, Series G, 5.625%, 7/01/41		5,500,000		6,236,945
Sacred Heart University, Series H, AGMC Insured, 5.00%, 7/01/27		1,190,000		1,386,731
Sacred Heart University, Series H, AGMC Insured, 5.00%, 7/01/28		2,290,000		2,656,171
Salisbury School, Refunding, Series C, Assured Guaranty, 5.00%, 7/01/28		2,015,000		2,313,885
Salisbury School, Series C, Assured Guaranty, 5.00%, 7/01/38		5,000,000		5,582,900
St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20		4,615,000		4,618,138
Stamford Hospital, Series I, 5.00%, 7/01/30		5,000,000		5,661,900
Stamford Hospital, Series J, 5.00%, 7/01/42		5,000,000		5,579,600
Trinity College, Refunding, Series J, NATL Insured, 4.50%, 7/01/37		7,000,000		7,463,890
Trinity College, Series H, NATL Insured, 5.00%, 7/01/26		1,855,000		1,940,979
The Village for Families and Children Inc., Series A, AMBAC Insured, 5.00%, 7/01/32		1,000,000		1,003,600
Wesleyan University, 5.00%, 7/01/39		10,000,000		11,610,000
Western Connecticut Health, Series M, 5.375%, 7/01/41		7,000,000		8,133,370
Westminster School, Series E, XLCA Insured, 5.00%, 7/01/37		10,660,000		11,516,957
The William W. Backus Hospital, Series F, AGMC Insured, 5.00%, 7/01/28		1,500,000		1,684,770
The William W. Backus Hospital, Series F, AGMC Insured, 5.125%, 7/01/35		4,025,000		4,460,787
Yale University, Series A-2, 5.00%, 7/01/40		9,000,000		10,598,670
Yale University, Series Y-1, 5.00%, 7/01/35		10,000,000		11,026,600
Yale University, Series Z-1, 5.00%, 7/01/42		10,000,000		11,242,600

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Yale-New Haven Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31	10,500,000	11,425,260
Connecticut State HFA Housing Mortgage Finance Program Revenue,		
Series B, Sub Series B-1, 5.20%, 11/15/34	1,770,000	1,927,300
Series B, Sub Series B-1, 5.30%, 11/15/39	2,240,000	2,415,146
Series C, Sub Series C-1, 4.85%, 11/15/34	3,260,000	3,470,074
Series C, Sub Series C-1, 4.95%, 11/15/39	5,715,000	6,033,897
Series D, Sub Series D-2, 5.00%, 5/15/31	4,685,000	5,090,768
Connecticut State HFAR,		
Housing Mortgage Finance Program, Series B, Sub Series B-2, 5.00%, 11/15/41	2,880,000	3,114,634
Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/22	1,000,000	1,024,600
Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/32	1,000,000	1,019,700
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	485,339
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,700,790
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program, Series A, 5.05%, 11/15/27	855,000	985,533
Connecticut State Revenue, Revolving Fund, Series A, 5.00%,		
7/01/26	6,025,000	6,693,474
7/01/27	4,060,000	4,498,561
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes,		
Series A, 5.00%, 12/01/28	10,095,000	12,444,510
Series A, 5.00%, 12/01/30	1,680,000	2,052,557
Series A, 5.00%, 12/01/31	2,075,000	2,523,843
Series B, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/20	5,000,000	5,000,000
Series B, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/22	1,000,000	1,000,000
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System Revenue, Series A, 5.00%, 1/01/42	5,000,000	5,845,250
Greater New Haven Water Pollution Control Authority Regional Water Revenue,		
Refunding, Series A, NATL Insured, 5.00%, 11/15/24	3,315,000	3,664,103
Series A, AGMC Insured, 5.00%, 11/15/37	3,000,000	3,338,220
New Haven GO,		
Series A, Assured Guaranty, 5.00%, 3/01/29	1,000,000	1,142,310
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	29,850
South Central Regional Water Authority Water System Revenue,		
Eighteenth Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/33	5,000,000	5,156,150
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29	1,000,000	1,170,440
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32	1,000,000	1,160,540
Eighteenth Series B-1, NATL Insured, 5.00%, 8/01/26	3,500,000	3,723,860
Refunding, Twenty-Second Series, AGMC Insured, 5.00%, 8/01/38	5,000,000	5,660,900
Refunding, Twenty-Seventh Series, 5.00%, 8/01/33	6,000,000	7,302,540
Twenty-Sixth Series, 5.00%, 8/01/41	3,000,000	3,539,460
University of Connecticut GO, Series A, 5.00%, 2/15/31	3,370,000	4,076,723
University of Connecticut Revenue, Student Fee,		
[a]Refunding, Series A, 5.00%, 11/15/27	4,000,000	5,077,240
[a]Refunding, Series A, 5.00%, 11/15/28	4,000,000	5,052,520
[a]Refunding, Series A, 5.00%, 11/15/29	3,805,000	4,782,847
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 11/15/26	10,000,000	10,154,600
Series A, 5.00%, 5/15/23	2,200,000	2,212,012
		457,021,273
U.S. Territories 13.8%		
Puerto Rico 13.6%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,		
6.00%, 7/01/44	1,000,000	1,057,020
Assured Guaranty, 5.00%, 7/01/28	2,000,000	2,175,960
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series B, 6.00%, 7/01/39	10,000,000	10,762,400
Series A, Pre-Refunded, 5.00%, 7/01/33	535,000	549,648
Series B, Pre-Refunded, 5.00%, 7/01/35	3,105,000	3,600,279
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series A, 5.00%, 7/01/38	55,000	55,023
Series G, 5.00%, 7/01/33	395,000	395,624
Series G, Pre-Refunded, 5.00%, 7/01/33	600,000	616,602
Series G, Pre-Refunded, 5.00%, 7/01/33	5,000	5,135
Puerto Rico Electric Power Authority Power Revenue,		
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,117,050
Series TT, 5.00%, 7/01/32	10,000,000	10,245,700
Series WW, 5.50%, 7/01/38	6,700,000	6,983,142

Puerto Rico HFAR, Capital Fund Modernization, 5.125%, 12/01/27	4,250,000	4,729,358
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	1,000,000	1,000,140
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue, Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	2,715,000	2,773,372
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,000,000	5,336,800
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 6.00%, 8/01/42	22,000,000	24,945,800
Series C, 5.50%, 8/01/40	2,000,000	2,202,980
		78,552,033
U.S. Virgin Islands 0.2%		
Virgin Islands PFAR, senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	1,111,440
Total U.S. Territories		79,663,473
Total Municipal Bonds before Short Term Investments (Cost $495,902,959)		536,684,746
Short Term Investments 5.0%		
Municipal Bonds 5.0%		
Connecticut 5.0%		
[a]Connecticut State Health and Educational Facilities Authority Revenue,		
Choate Rosemary Hall, Refunding, Series D, Weekly VRDN and Put, 0.16%, 7/01/37	8,200,000	8,200,000
Yale University, Series V-1, Daily VRDN and Put, 0.14%, 7/01/36	5,000,000	5,000,000
[a]Connecticut State HFA Housing Mortgage Finance Program Revenue, Refunding, Sub Series C-2, Daily VRDN and Put, 0.18%, 11/15/36	15,810,000	15,810,000
Total Short Term Investments (Cost $29,010,000)		29,010,000
Total Investments (Cost $524,912,959) 98.2%		565,694,746
Other Assets, less Liabilities 1.8%		10,076,076
Net Assets 100.0%		$ 575,770,822

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Double Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 93.4%				
U.S. Territories 93.4%				
Guam 15.2%				
Guam Education Financing Foundation COP, 5.00%, 10/01/23	$	2,500,000	$	2,545,050
Guam Government Business Privilege Tax Revenue,				
Series A, 5.25%, 1/01/36		5,000,000		5,792,900
Series A, 5.125%, 1/01/42		22,040,000		25,133,755
Series B-1, 5.00%, 1/01/37		2,500,000		2,837,100
Series B-1, 5.00%, 1/01/42		5,000,000		5,653,250
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40		10,380,000		12,421,331
Guam Government Limited Obligation Revenue, Section 30, Series A,				
5.375%, 12/01/24		5,195,000		5,835,335
5.625%, 12/01/29		3,850,000		4,373,754
5.75%, 12/01/34		10,430,000		11,957,265
Guam International Airport Authority Revenue,				
Series A, NATL Insured, 5.25%, 10/01/20		1,725,000		1,757,775
Series A, NATL Insured, 5.25%, 10/01/22		700,000		711,004
Series B, NATL Insured, 5.25%, 10/01/22		1,000,000		1,015,720
Series B, NATL Insured, 5.25%, 10/01/23		1,000,000		1,014,170
Series C, NATL Insured, 5.25%, 10/01/21		5,000,000		5,005,300
Series C, NATL Insured, 5.00%, 10/01/23		5,000,000		5,041,000
Guam Power Authority Revenue, Refunding, Series A,				
5.50%, 10/01/30		3,000,000		3,422,730
5.50%, 10/01/40		19,800,000		22,272,030
AGMC Insured, 5.00%, 10/01/30		4,000,000		4,609,840
				121,399,309
Puerto Rico 68.9%				
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39		5,000,000		5,007,750
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,				
6.00%, 7/01/38		3,100,000		3,306,367
Assured Guaranty, 5.125%, 7/01/47		23,620,000		24,635,188
Puerto Rico Commonwealth GO, Public Improvement,				
Refunding, Series A, 5.50%, 7/01/18		2,395,000		2,653,420
Refunding, Series A, 5.50%, 7/01/32		10,000,000		10,794,100
Refunding, Series A, 5.50%, 7/01/39		4,000,000		4,200,200
Refunding, Series A, 6.00%, 7/01/40		5,000,000		5,472,550
Refunding, Series A, 5.75%, 7/01/41		6,000,000		6,435,720
Refunding, Series B, 5.75%, 7/01/38		4,000,000		4,239,600
Refunding, Series C, 6.00%, 7/01/39		18,950,000		20,394,748
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/27		3,500,000		3,809,995
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/28		1,195,000		1,300,220
Series A, 5.25%, 7/01/30		8,575,000		8,862,863
Series A, 6.00%, 7/01/38		3,000,000		3,259,500
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,				
NATL Insured, 5.50%, 7/01/28		5,000,000		5,579,100
Refunding, Series AA-2, 5.30%, 7/01/35		5,750,000		6,079,992
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/32		2,000,000		2,337,040
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/34		2,000,000		2,286,720
Series Y, Pre-Refunded, 5.50%, 7/01/36		11,850,000		13,972,809
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,				
Refunding, Series H, 5.00%, 7/01/35		15,000		15,020
Refunding, Series H, 5.45%, 7/01/35		3,980,000		4,259,754
Refunding, Series L, NATL Insured, 5.25%, 7/01/24		2,205,000		2,398,533
Refunding, Series M, 5.00%, 7/01/37		5,455,000		5,483,530
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39		18,000,000		19,096,200
Series H, Pre-Refunded, 5.00%, 7/01/35		80,000		82,214
Series H, Pre-Refunded, 5.00%, 7/01/35		5,000		5,137
Series K, Pre-Refunded, 5.00%, 7/01/40		9,500,000		10,624,990
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,				
Refunding, Series C, FGIC Insured, 5.50%, 7/01/22		6,285,000		6,965,163
Series B, 5.00%, 7/01/37		15,250,000		15,313,745
Series B, 5.00%, 7/01/37		5,500,000		5,516,885

Series B, 5.00%, 7/01/41	6,090,000	6,110,158
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	26,030,000	26,419,929
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series A, 5.00%, 7/01/42	5,000,000	5,106,650
Refunding, Series SS, AGMC Insured, 5.00%, 7/01/30	3,015,000	3,172,323
Refunding, Series UU, Assured Guaranty, 5.00%, 7/01/26	6,500,000	6,813,235
Series CCC, 5.25%, 7/01/28	3,000,000	3,200,400
Series TT, 5.00%, 7/01/32	10,800,000	11,065,356
Series TT, 5.00%, 7/01/37	2,235,000	2,264,971
Series WW, 5.50%, 7/01/38	6,965,000	7,259,341
Series XX, 5.75%, 7/01/36	15,000,000	16,271,400
Series XX, 5.25%, 7/01/40	24,700,000	25,556,349
Puerto Rico HFAR,		
Capital Fund Modernization, 5.125%, 12/01/27	8,500,000	9,458,715
Capital Fund Program, 4.60%, 12/01/24	3,425,000	3,480,690
Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33	9,000,000	9,009,450
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	6,000,000	6,000,840
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue,		
Guaynabo Municipal Government Center Project, 5.625%, 7/01/15	2,550,000	2,555,788
Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	3,160,000	3,163,539
Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	915,000	934,673
Guaynabo Warehouse for Emergencies Project, Series A, 5.20%, 7/01/24	4,120,000	4,206,273
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,		
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/21	1,225,000	1,317,206
Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21	1,865,000	1,885,422
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/22	1,345,000	1,435,774
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/27	4,000,000	4,228,680
Ana G. Mendez University System Project, Refunding, 5.125%, 4/01/32	2,000,000	2,063,440
Ana G. Mendez University System Project, Refunding, 5.375%, 4/01/42	3,005,000	3,117,417
Auxilio Mutuo Obligated Group, Refunding, Series A, 6.00%, 7/01/33	5,000,000	5,700,050
Inter American University of Puerto Rico Project, NATL Insured, 4.25%, 10/01/24	1,000,000	1,006,400
Inter American University of Puerto Rico Project, NATL Insured, 4.375%, 10/01/25	1,000,000	1,007,700
Inter American University of Puerto Rico Project, NATL Insured, 4.50%, 10/01/29	3,750,000	3,777,862
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/16	1,300,000	1,436,721
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/17	2,355,000	2,621,963
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/20	1,770,000	1,978,471
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/21	1,000,000	1,122,640
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/31	1,000,000	1,085,590
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,970,000	5,974,239
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B,		
5.00%, 12/15/22	9,750,000	10,391,257
5.25%, 12/15/26	13,520,000	14,430,707
6.00%, 12/15/26	2,000,000	2,269,760
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.00%,		
8/01/27	3,500,000	3,504,375
8/01/30	3,500,000	3,611,230
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series M, 6.25%, 7/01/21	5,000,000	5,797,650
Refunding, Series N, 5.00%, 7/01/32	5,000,000	5,050,650
Refunding, Series N, 5.00%, 7/01/37	4,500,000	4,523,535
Refunding, Series P, 6.50%, 7/01/30	5,000,000	5,753,350
Refunding, Series P, 6.75%, 7/01/36	5,000,000	5,797,000
Refunding, Series Q, 5.625%, 7/01/39	8,985,000	9,403,431
Refunding, Series U, 5.25%, 7/01/42	5,000,000	5,143,800
Series I, 5.25%, 7/01/33	2,450,000	2,520,266
Series I, Pre-Refunded, 5.25%, 7/01/33	50,000	53,797
Series I, Pre-Refunded, 5.375%, 7/01/34	5,000,000	5,389,450
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	5,000,000	5,358,550
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	7,000,000	6,224,610
first sub., Series A, 5.75%, 8/01/37	1,000,000	1,115,530
first sub., Series A, 6.00%, 8/01/42	17,850,000	20,240,115

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited) *(continued)*

first sub., Series A-1, 5.25%, 8/01/43	2,255,000	2,430,304
first sub., Series C, 5.25%, 8/01/41	2,700,000	2,909,466
Senior Series C, 5.25%, 8/01/40	4,560,000	5,133,146
Series A, 5.25%, 8/01/57	15,000,000	15,906,150
University of Puerto Rico Revenue, System, Refunding, Series P, 5.00%,		
6/01/24	6,500,000	6,724,640
6/01/26	5,000,000	5,162,950
		551,044,427
U.S. Virgin Islands 9.3%		
Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,		
6.45%, 3/01/16	20,000	20,016
6.50%, 3/01/25	200,000	200,002
Virgin Islands PFAR,		
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26	5,000,000	5,277,100
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	11,720,000	12,204,270
Gross Receipts Taxes Loan Note, Refunding, ACA Insured, 5.00%, 10/01/31	2,500,000	2,638,550
Gross Receipts Taxes Loan Note, Refunding, BHAC Insured, 5.00%, 10/01/28	3,695,000	4,028,215
Matching Fund Loan Note, sub. lien, Series B, 5.00%, 10/01/25	7,665,000	8,595,838
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	1,111,440
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/39	4,100,000	4,357,562
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37	7,700,000	9,144,905
Virgin Islands Matching Fund Loan Note, senior lien, Series A, 5.25%, 10/01/24	2,000,000	2,120,120
Virgin Islands Matching Fund Loan Note, Series A, 6.00%, 10/01/39	6,000,000	6,848,280
Virgin Islands Matching Fund Loan Note, sub. lien, Working Capital, Refunding, Series B, 5.25%, 10/01/29	1,525,000	1,726,224
Virgin Islands Port Authority Marine Revenue, Series A, AGMC Insured, 5.00%, 9/01/23	10,000,000	10,009,600
Virgin Islands Water and Power Authority Electric System Revenue,		
Series A, 5.00%, 7/01/31	3,000,000	3,133,050
Series B, AGMC Insured, 5.00%, 7/01/22	2,250,000	2,547,855
		73,963,027
Total Municipal Bonds (Cost $697,052,458) 93.4%		746,406,763
Other Assets, less Liabilities 6.6%		52,825,082
Net Assets 100.0%		$ 799,231,845

Abbreviations

Selected Portfolio

ACA - American Capital Access Holdings Inc.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFAR - Housing Finance Authority Revenue
HFC - Housing Finance Corp.
HMR - Home Mortgage Revenue
MBS - Mortgage-Backed Security
NATL - National Public Financial Guarantee Corp.
PBA - Public Building Authority
PFAR - Public Financing Authority Revenue
SFR - Single Family Revenue

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 90.3%		
Alabama 2.3%		
Alabama State Public School and College Authority Revenue, Capital Improvement, Refunding, Series A, 5.00%, 5/01/19	$ 7,750,000	$ 9,614,417
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%,		
8/01/20	3,535,000	4,351,868
8/01/21	3,535,000	4,295,414
8/01/22	3,535,000	4,253,630
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,		
Series A, 5.25%, 9/01/36	10,000,000	11,600,500
Series B, 5.50%, 9/01/33	13,500,000	15,969,015
Huntsville Health Care Authority Revenue, Series A, NATL Insured, 5.00%, 6/01/17	2,900,000	3,152,996
Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17	2,195,000	2,144,888
Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16	2,000,000	2,006,940
Shelby County Board of Education Revenue, Capital Outlay School wts., 5.00%,		
2/01/22	5,250,000	6,411,983
2/01/23	5,520,000	6,695,539
2/01/24	5,055,000	6,110,484
2/01/25	5,920,000	7,111,992
University of Alabama General Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/15	4,070,000	4,371,831
		88,091,497
Alaska 0.1%		
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 5.00%, 9/01/19	3,650,000	4,494,756
Arizona 5.4%		
Arizona Health Facilities Authority Hospital System Revenue, Phoenix Children's Hospital, Refunding, Series A, 5.00%, 2/01/27	6,000,000	6,840,780
Arizona Health Facilities Authority Revenue, Banner Health,		
Series A, 5.00%, 1/01/22	8,000,000	9,071,520
Series D, 5.50%, 1/01/22	5,000,000	5,882,250
Series D, 5.00%, 1/01/23	5,000,000	5,730,400
Arizona School Facilities Board COP,		
5.25%, 9/01/19	10,000,000	11,939,000
Refunding, Series A-3, Assured Guaranty, 5.00%, 9/01/19	16,185,000	19,355,480
Series B, NATL RE, FGIC Insured, 4.00%, 9/01/13	5,000,000	5,133,800
Arizona State Board of Regents Arizona State University System Revenue, Series C, 5.75%,		
7/01/20	500,000	618,310
7/01/21	500,000	613,785
Arizona State COP, Department of Administration,		
Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	6,749,659
Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	12,006,200
Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	48,858,813
Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	17,681,468
Arizona State Transportation Board Highway Revenue, Refunding, Series A, 5.00%,		
7/01/24	5,000,000	6,207,350
7/01/25	5,000,000	6,185,050
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%, 9/01/16	2,505,000	2,693,902
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Refunding, Series B, 5.00%, 12/01/18	5,605,000	6,083,667
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/18	2,000,000	2,209,000
Phoenix Civic Improvement Corp. Airport Revenue, junior lien, Series A, 5.00%,		
7/01/19	1,900,000	2,310,723
7/01/20	1,300,000	1,610,882
7/01/21	4,200,000	5,124,084
Pima County Sewer System Revenue,		
ᵃSeries A, 5.00%, 7/01/24	2,250,000	2,795,468
Series B, 5.00%, 7/01/24	6,030,000	7,326,631
Series B, 5.00%, 7/01/25	4,500,000	5,448,105
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,445,440
Tempe IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,		
7/01/15	1,000,000	1,012,340
7/01/16	1,000,000	1,010,170

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

University Medical Center Corp. Hospital Revenue, 6.00%, 7/01/24	2,000,000	2,385,680
		207,329,957
Arkansas 0.3%		
Arkansas State Development Finance Authority Revenue, State Agencies Facilities, Corrections, Series B, AGMC Insured, 5.00%,		
11/01/17	1,955,000	2,156,443
11/01/19	1,065,000	1,158,827
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	6,121,650
		9,436,920
California 10.7%		
California Health Facilities Financing Authority Revenue,		
Catholic Healthcare West, Series L, 5.125%, 7/01/22	7,505,000	8,236,813
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	630,070
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,862,400
Sutter Health, Refunding, Series B, 5.00%, 8/15/22	4,000,000	4,829,560
Sutter Health, Refunding, Series B, 5.25%, 8/15/23	13,000,000	15,926,170
California State GO,		
5.50%, 4/01/21	20,000,000	25,248,400
Pre-Refunded, 5.00%, 2/01/17	2,740,000	2,826,118
Pre-Refunded, 5.25%, 11/01/17	7,680,000	8,027,136
Refunding, 5.00%, 2/01/17	260,000	267,732
Refunding, 5.00%, 8/01/21	20,000,000	23,265,800
Refunding, 5.25%, 9/01/25	15,000,000	18,904,200
Various Purpose, 5.25%, 10/01/23	25,050,000	32,187,997
Various Purpose, 5.25%, 10/01/24	9,780,000	12,411,113
Various Purpose, 5.25%, 10/01/25	5,000,000	6,234,850
Various Purpose, Pre-Refunded, 5.25%, 11/01/17	2,320,000	2,425,931
Various Purpose, XLCA Insured, 5.00%, 11/01/22	4,805,000	5,715,211
California State Public Works Board Lease Revenue, Various Capital Projects,		
Series A, 5.00%, 10/01/20	2,000,000	2,469,900
Series A, 5.25%, 10/01/22	3,300,000	4,118,004
Series A, 5.25%, 10/01/23	5,365,000	6,588,381
Series A, 5.25%, 10/01/24	3,000,000	3,636,210
Series A, 5.25%, 10/01/25	3,000,000	3,596,850
Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,793,428
Series G, Sub Series G-1, 5.25%, 10/01/19	10,000,000	12,342,600
Series G, Sub Series G-1, 5.00%, 10/01/21	15,055,000	17,963,927
Series I, 5.00%, 11/01/18	4,000,000	4,803,360
Series I, 5.25%, 11/01/20	5,000,000	6,126,250
California Statewide CDA Revenue,		
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	2,274,172
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,876,793
Sutter Health, Refunding, Series A, 5.25%, 8/15/24	4,000,000	4,900,360
El Dorado Irrigation District COP, Refunding, Series A, Assured Guaranty,		
5.00%, 8/01/22	2,610,000	2,983,622
5.25%, 8/01/23	2,860,000	3,293,919
Livermore-Amador Valley Water Management Agency Sewer Revenue, Refunding, 5.00%,		
8/01/24	5,660,000	6,784,246
8/01/25	4,765,000	5,703,229
Los Angeles Department of Water and Power Revenue, Refunding, Series B, 5.25%, 7/01/24	17,000,000	20,702,090
Los Angeles Department of Water and Power Waterworks Revenue, Refunding, Series B, NATL Insured, 4.25%, 7/01/17	4,000,000	4,087,920
Los Angeles Municipal Improvement Corp. Lease Revenue, Capital Equipment, Refunding, Series A, Assured Guaranty,		
5.00%, 4/01/17	3,215,000	3,661,017
5.25%, 4/01/18	2,495,000	2,923,017
5.25%, 4/01/19	3,180,000	3,776,282
Los Angeles USD, GO,		
Election of 2002, Series A, NATL Insured, Pre-Refunded, 4.25%, 7/01/16	2,500,000	2,557,875
Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/24	6,700,000	7,648,251
Election of 2005, Series F, 5.00%, 7/01/22	5,675,000	6,929,516
Orange County Airport Revenue, 5.00%,		
7/01/20	3,465,000	4,211,604
7/01/21	7,545,000	9,050,680
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	27,318,553

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,		
5.00%, 4/01/25	4,000,000	4,593,920
5.25%, 4/01/26	2,500,000	2,888,575
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	3,000,000	3,125,280
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,		
8/01/21	10,000,000	10,709,800
8/01/22	10,000,000	10,647,700
Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16	2,870,000	3,074,803
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/23	8,000,000	9,379,680
Val Verde USD, COP, FGIC Insured, ETM, 5.00%, 1/01/15	1,000,000	1,092,870
		407,634,185
Colorado 1.2%		
Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, NATL Insured, 4.375%, 9/01/17	17,000,000	18,344,530
Denver City and County Excise Tax Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/01/20	10,090,000	12,347,234
E-470 Public Highway Authority Revenue, Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	8,000,000	8,735,680
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	3,885,000	4,547,936
		43,975,380
Florida 8.0%		
Broward County School Board COP, Series A, AGMC Insured, 5.00%, 7/01/16	5,915,000	6,451,076
Broward County Water and Sewer Utility Revenue, Refunding, Series B, 5.00%,		
10/01/24	6,000,000	7,659,240
10/01/25	6,325,000	8,041,668
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,		
5.00%, 6/01/16	40,415,000	45,396,149
5.25%, 6/01/17	3,250,000	3,778,678
6.00%, 6/01/17	5,000,000	5,951,650
Collier County School Board COP, AGMC Insured, 5.00%, 2/15/22	5,075,000	5,798,797
Hillsborough County Capacity Assessment Special Assessment Revenue, NATL RE, FGIC Insured, 5.00%, 3/01/19	5,000,000	5,418,850
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,833,670
[a]Jacksonville Capital Improvement Revenue, Refunding, 5.00%,		
10/01/25	7,295,000	9,010,419
10/01/26	7,350,000	9,042,043
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	7,293,180
Marion County Public Improvement Revenue, Refunding, NATL Insured,		
4.20%, 12/01/12	1,400,000	1,400,000
4.30%, 12/01/13	1,800,000	1,804,194
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,		
4.25%, 10/01/18	6,920,000	7,981,251
4.50%, 10/01/19	4,805,000	5,715,788
5.00%, 10/01/21	5,000,000	5,992,900
5.00%, 10/01/22	5,890,000	6,989,899
5.25%, 10/01/23	4,875,000	5,821,969
Miami-Dade County School Board COP, Series A, Assured Guaranty, 5.00%, 2/01/23	12,115,000	13,989,675
Miami-Dade County Transit System Sales Surtax Revenue, Sales Tax, 5.00%,		
7/01/24	2,250,000	2,762,730
7/01/25	3,000,000	3,660,630
7/01/26	4,000,000	4,869,360
7/01/27	4,000,000	4,846,560
Orange County School Board COP, Series B, NATL RE, FGIC Insured, 5.00%,		
8/01/18	5,150,000	5,796,583
8/01/19	5,985,000	6,709,125
Orlando Utilities Commission Utility System Revenue, Refunding, Series A, 5.00%,		
10/01/23	4,000,000	5,185,000
[a]10/01/24	13,980,000	18,327,500
10/01/24	2,405,000	3,158,246
10/01/25	2,000,000	2,648,960
Orlando Wastewater Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%, 10/01/14	5,000,000	5,013,100
Orlando-Orange County Expressway Authority Revenue, Refunding, AGMC Insured, 5.00%, 7/01/24	9,355,000	11,650,343
Palm Beach County School Board COP, Series E, NATL Insured, 5.00%, 8/01/21	6,060,000	7,156,860
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	21,276,901
Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D, AGMC Insured, 5.00%,		
10/01/22	9,490,000	10,710,509
10/01/24	10,455,000	11,810,804

South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, 5.00%, 8/15/19	5,000,000	5,874,700
		302,829,007
Georgia 1.1%		
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,		
12/01/20	1,500,000	1,679,640
12/01/21	1,000,000	1,112,840
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 5.00%,		
11/01/20	8,575,000	10,263,075
11/01/21	9,230,000	10,890,108
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%, 12/01/13	1,020,000	1,021,999
Municipal Electric Authority Revenue, Series B, 5.00%, 1/01/20	10,000,000	12,370,300
South Georgia Governmental Services Authority Revenue, NATL RE, FGIC Insured, 5.00%, 1/01/16	2,650,000	2,779,638
		40,117,600
Illinois 5.0%		
Chicago Board of Education GO, Dedicated Revenues, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/21	16,015,000	18,474,584
Chicago GO,		
Project and Refunding, Series A, AGMC Insured, 5.00%, 1/01/20	22,490,000	24,851,675
Project and Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	10,280,000	11,757,339
Refunding, Series A, 5.00%, 1/01/22	10,935,000	12,704,502
Refunding, Series C, 5.00%, 1/01/24	15,185,000	18,045,550
Series A, 5.00%, 12/01/21	5,500,000	6,671,940
Chicago O'Hare International Airport Revenue,		
AGMC Insured, 5.25%, 1/01/22	5,215,000	6,381,387
Refunding, Series B, AGMC Insured, 5.00%, 1/01/18	10,670,000	12,318,088
Refunding, Series B, AGMC Insured, 5.00%, 1/01/20	7,850,000	9,025,223
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307, Refunding, AGMC Insured, 5.25%, 6/01/25	6,125,000	7,171,028
Cook County GO, Refunding, Series A, 5.25%, 11/15/22	12,395,000	15,460,531
Illinois Finance Authority Revenue, Rush University Medical Center Obligated Group, Series A, 6.75%, 11/01/24	5,000,000	6,190,800
Illinois State GO, Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	14,011,320
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Refunding, Series B, 5.00%,		
12/15/22	5,000,000	6,377,650
12/15/22	2,000,000	2,304,360
6/15/23	4,000,000	4,989,080
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville Community Unit School District No. 7 Project, AGMC Insured, 5.00%, 12/01/19	11,005,000	13,112,457
		189,847,514
Kentucky 0.8%		
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%, 9/01/20	6,000,000	7,563,840
Kentucky State Property and Buildings Commission Revenues, Project No. 87, Refunding, NATL RE, FGIC Insured, 5.00%, 3/01/23	11,000,000	12,502,380
Kentucky State Turnpike Authority Economic Development Road Revenue, 5.00%, 7/01/22	1,000,000	1,238,740
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue, Refunding, Series A, 5.00%, 5/15/24	7,000,000	8,660,330
		29,965,290
Louisiana 1.5%		
Jefferson Sales Tax District Special Sales Tax Revenue, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/21	15,000,000	17,792,400
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured, 5.00%, 6/01/19	20,000,000	22,472,400
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,397,040
New Orleans GO, Radian Insured, 5.00%, 12/01/25	7,915,000	8,806,229
Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,916,450
		57,384,519
Maryland 0.3%		
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%,		
6/01/19	1,445,000	1,589,876
6/01/20	1,000,000	1,093,540
Maryland State Health and Higher Educational Facilities Authority Revenue,		
Peninsula Regional Medical Center, 5.00%, 7/01/18	1,600,000	1,765,824
Peninsula Regional Medical Center, 5.00%, 7/01/19	1,430,000	1,580,293
Peninsula Regional Medical Center, 5.00%, 7/01/20	1,000,000	1,103,280
Washington County Hospital, 5.25%, 1/01/22	1,000,000	1,104,620

Washington County Hospital, 5.25%, 1/01/23	1,250,000	1,378,300
Western Maryland Health System, Refunding, Series A, NATL Insured, 5.00%, 1/01/19	2,920,000	3,317,821
		12,933,554
Massachusetts 0.5%		
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,		
Contract Assistance, Series B, 5.00%, 1/01/20	5,000,000	6,238,450
Senior, Refunding, Series B, 5.00%, 1/01/17	5,000,000	5,735,700
Senior, Refunding, Series B, 5.00%, 1/01/18	5,000,000	5,878,300
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup, Series B-2, NATL Insured, 5.375%, 2/01/26	1,720,000	2,017,852
		19,870,302
Michigan 3.6%		
Detroit GO,		
Distribution State Aid, 5.00%, 11/01/19	6,775,000	8,012,589
Distribution State Aid, 5.00%, 11/01/20	6,000,000	7,136,160
Series A-1, NATL Insured, 5.00%, 4/01/19	5,000,000	4,591,400
Series B, AGMC Insured, 5.00%, 4/01/18	2,635,000	2,751,941
Series B, AGMC Insured, 5.00%, 4/01/19	2,515,000	2,606,647
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, Group A, Refunding, Series B, AMBAC Insured, 5.00%,		
12/01/17	1,000,000	1,041,970
12/01/18	1,000,000	1,040,300
Michigan State Finance Authority Revenue, School District of the City of Detroit, Refunding,		
5.25%, 6/01/17	10,640,000	11,937,548
5.50%, 6/01/21	6,000,000	7,072,440
Michigan State GO, Refunding, Series A, 5.25%, 11/01/22	10,000,000	11,906,000
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	10,000,000	10,749,800
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group, Mandatory Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34	10,000,000	12,279,500
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/20	7,500,000	8,814,600
Michigan State Strategic Fund Limited Obligation Revenue,		
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub Series ET-2, 5.50%, 8/01/29	7,000,000	8,119,650
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/22	4,000,000	4,600,840
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/23	1,000,000	1,143,170
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Refunding, Series V, 6.25%, 9/01/14	3,000,000	3,214,050
Saginaw-Midland Municipal Water Supply Corp. Revenue, Water Supply System, NATL Insured, Pre-Refunded, 4.25%, 9/01/13	1,245,000	1,256,877
South Lyon Community Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/16	3,040,000	3,447,208
Wayne State University Revenues, Refunding, Series A, 5.00%,		
11/15/18	4,265,000	4,986,510
11/15/19	5,210,000	6,252,313
11/15/20	5,255,000	6,197,694
Wayne-Westland Community Schools GO, Refunding,		
4.625%, 5/01/13	1,095,000	1,113,856
AGMC Insured, 5.00%, 5/01/16	2,825,000	3,065,210
Wyandotte Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/17	3,955,000	4,456,969
		137,795,242
Minnesota 0.9%		
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty,		
5.00%, 2/15/21	4,165,000	5,004,456
5.00%, 2/15/22	5,570,000	6,610,476
5.25%, 2/15/23	5,000,000	5,987,400
Minnesota State General Fund Revenue, Appropriation, Refunding, Series A, 5.00%,		
3/01/24	7,500,000	9,534,150
3/01/25	6,925,000	8,769,543
		35,906,025
Missouri 0.6%		
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/19	1,675,000	1,793,104
Jackson County Reorganized School District No. 7 Lee's Summit GO, School Building, NATL Insured, 5.00%, 3/01/16	1,020,000	1,074,907

3/01/16	980,000	1,033,635
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point Project, NATL Insured, 5.00%,		
1/01/17	1,500,000	1,623,615
1/01/19	1,000,000	1,073,470
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.50%, 8/01/21	15,245,000	17,143,765
		23,742,496
Nevada 1.4%		
Clark County Airport Revenue, System, sub. lien, Series C, AGMC Insured, 5.00%,		
7/01/22	5,000,000	5,953,350
7/01/23	15,000,000	17,809,050
Clark County School District GO, Refunding, Series A, NATL RE, FGIC Insured, 4.50%, 6/15/19	5,000,000	5,820,950
Clark County Water Reclamation District GO,		
Series A, 5.25%, 7/01/21	3,435,000	4,279,666
Series A, 5.25%, 7/01/22	3,120,000	3,856,226
Series B, 5.25%, 7/01/21	3,430,000	4,273,437
Series B, 5.25%, 7/01/22	3,615,000	4,480,829
Washoe County School District GO, Limited Tax, Refunding, Series A, 5.00%, 6/01/25	6,130,000	7,486,937
		53,960,445
New Hampshire 0.3%		
Manchester General Airport Revenue, General, Series A, AGMC Insured, 5.00%, 1/01/25	7,930,000	9,312,040
New Jersey 7.4%		
Hudson County Improvement Authority Facility Lease Revenue, Hudson County Lease Project, Refunding, AGMC Insured, 5.375%,		
10/01/22	5,220,000	6,468,311
10/01/23	5,375,000	6,710,580
10/01/24	2,050,000	2,587,531
New Jersey EDA Revenue, School Facilities Construction, Refunding,		
Series DD-1, 5.00%, 12/15/18	20,000,000	24,071,000
Series EE, 5.25%, 9/01/24	12,210,000	14,950,290
New Jersey Health Care Facilities Financing Authority Revenue, Barnabas Health, Refunding, Series A, 5.00%,		
7/01/20	10,000,000	11,912,300
7/01/21	20,535,000	24,808,128
New Jersey State COP, Equipment Lease Purchase, Series A,		
5.25%, 6/15/22	10,000,000	11,588,000
5.25%, 6/15/23	17,945,000	20,736,345
AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,283,650
New Jersey State Educational Facilities Authority Revenue, Kean University, Refunding, Series A, 5.00%, 9/01/21	6,000,000	7,268,280
New Jersey State Higher Education Assistance Authority Student Loan Revenue,		
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,752,482
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,998,625
Refunding, Series 1A, 4.75%, 12/01/21	7,500,000	8,544,975
Refunding, Series 1A, 4.75%, 12/01/22	10,000,000	11,243,500
Series A, 5.375%, 6/01/24	15,000,000	17,143,350
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,		
Refunding, Series A, 5.25%, 12/15/21	10,000,000	12,776,600
Refunding, Series A, 5.50%, 12/15/22	25,000,000	32,676,000
Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	14,936,946
Series D, AGMC Insured, 5.00%, 6/15/19	5,630,000	6,229,482
New Jersey State Turnpike Authority Turnpike Revenue, Series H, 5.00%,		
1/01/20	10,000,000	12,121,000
1/01/21	20,000,000	24,099,600
		282,906,975
New York 11.0%		
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project,		
Refunding, 5.00%, 5/01/23	6,235,000	7,669,175
Refunding, 5.00%, 5/01/24	8,000,000	9,802,160
Series A, 5.00%, 5/01/22	14,840,000	18,234,798
Series A, AGMC Insured, 5.75%, 5/01/22	5,000,000	6,181,300
Long Island Power Authority Electric System Revenue, General, Refunding,		
Series A, NATL RE, FGIC Insured, 5.00%, 12/01/19	7,000,000	7,896,000
Series B, 5.00%, 9/01/26	5,000,000	6,127,700
Series E, NATL RE, FGIC Insured, 5.00%, 12/01/18	8,500,000	9,808,235

MTA Revenue,		
Refunding, Series F, 5.00%, 11/15/26	25,000,000	30,620,500
Transportation, Refunding, Series F, 5.00%, 11/15/15	1,250,000	1,405,587
Transportation, Series A, AGMC Insured, 5.00%, 11/15/20	5,000,000	5,888,400
Transportation, Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	5,562,931
Transportation, Series C, 5.00%, 11/15/16	1,150,000	1,331,343
Transportation, Series C, 5.75%, 11/15/18	15,000,000	17,369,250
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services, Refunding, 5.00%, 7/01/21	9,000,000	10,657,620
New York City GO,		
Refunding, Series G, 5.00%, 8/01/21	7,000,000	8,419,040
Refunding, Series I, 5.00%, 8/01/24	11,420,000	14,494,721
Series D, 5.00%, 12/01/21	5,000,000	6,085,200
Series F, 4.75%, 1/15/16	1,535,000	1,542,276
Series F, Pre-Refunded, 4.75%, 1/15/16	1,465,000	1,472,427
Series H, 5.00%, 8/01/16	3,000,000	3,229,020
Series H, 5.00%, 8/01/17	2,840,000	3,055,840
Series H, Pre-Refunded, 5.00%, 8/01/17	1,490,000	1,604,268
Series J, Sub Series J-1, AGMC Insured, 5.00%, 6/01/20	10,000,000	11,580,800
Series O, 5.00%, 6/01/19	5,000,000	5,570,350
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,		
Series S-3, 5.00%, 1/15/23	5,000,000	6,073,550
Series S-4, 5.00%, 1/15/21	4,665,000	5,728,107
New York City Transitional Finance Authority Revenue, Future Tax Secured,		
Refunding, Sub Series A-1, 5.00%, 11/01/23	11,500,000	14,623,745
Series C, 5.00%, 11/01/23	12,805,000	15,918,280
Series D, 5.00%, 11/01/24	7,620,000	9,668,256
New York State Dormitory Authority Lease Revenue, Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%,		
5/15/23	8,435,000	10,619,412
5/15/24	7,000,000	8,778,490
New York State Dormitory Authority Revenue, Mortgage, St. Barnabas Hospital, Series B, FHA Insured, 4.25%, 8/01/14	2,355,000	2,361,382
New York State Dormitory Authority Revenues,		
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, Assured Guaranty, 5.00%, 10/01/24	5,000,000	5,837,400
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL RE, FGIC Insured, 5.50%, 7/01/23	7,915,000	10,614,411
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.50%, 2/15/18	10,000,000	12,243,700
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.00%, 2/15/19	3,245,000	3,981,128
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%, 4/01/21	12,000,000	15,158,280
New York State Thruway Authority General Revenue,		
Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/22	10,000,000	11,697,800
Series I, 5.00%, 1/01/26	10,000,000	12,300,500
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/19	9,570,000	11,784,115
New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Refunding, Series A, 5.00%, 3/15/25	11,500,000	14,411,685
New York State Urban Development Corp. Revenue, Service Contract, Refunding, Series A, Sub Series A-1, 5.00%, 1/01/20	6,500,000	7,981,870
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty, 5.375%, 12/15/18	5,365,000	6,295,184
Suffolk County EDC Revenue, Catholic Health Services, Refunding, 5.00%, 7/01/22	10,000,000	11,682,700
Triborough Bridge and Tunnel Authority Revenues, General, Refunding, Series B, 5.00%, 11/15/23	20,000,000	25,845,400
		419,214,336
North Carolina 1.6%		
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System, Series A, AGMC Insured, 5.00%, 1/15/22	10,000,000	11,347,400
North Carolina Eastern Municipal Power Agency Power System Revenue,		
Refunding, Series A, 5.00%, 1/01/21	10,000,000	12,453,600
Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	15,000,000	18,112,050
Series C, Assured Guaranty, 6.00%, 1/01/19	2,500,000	2,940,425
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,		
Series A, 5.25%, 1/01/20	4,500,000	5,433,615
Series B, 5.00%, 1/01/20	8,000,000	9,920,560
Oak Island Enterprise System Revenue, Assured Guaranty, 5.50%, 6/01/23	1,735,000	2,055,264
		62,262,914
Ohio 5.6%		
Akron GO, Various Purpose, Improvement, NATL Insured, Pre-Refunded, 4.125%, 12/01/14	1,000,000	1,000,000

Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%,		
12/01/24	5,285,000	6,516,175
12/01/25	6,645,000	8,185,776
12/01/26	8,240,000	10,103,229
Allen County GO, Refunding, AMBAC Insured, 4.75%, 12/01/17	2,180,000	2,180,000
American Municipal Power-Ohio Inc. Revenue, Refunding, 5.25%,		
2/15/20	6,000,000	7,143,360
2/15/21	11,500,000	13,596,565
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%,		
1/01/25	5,000,000	6,058,600
1/01/26	5,000,000	6,013,400
Cleveland Municipal School District GO, AGMC Insured, 5.00%,		
12/01/14	1,915,000	2,044,148
12/01/15	1,510,000	1,610,672
12/01/16	1,400,000	1,492,246
Cleveland Water Revenue, second lien, Refunding, Series A, 5.00%,		
1/01/23	1,840,000	2,302,815
1/01/24	1,750,000	2,177,017
1/01/25	2,500,000	3,091,350
1/01/26	2,000,000	2,461,940
Cuyahoga County EDR, Medical Mart/Convention Center Project, Series F, 5.00%,		
12/01/20	7,000,000	8,589,770
12/01/21	7,300,000	8,861,470
Hamilton City School District GO, School Improvement, AGMC Insured, 5.00%, 12/01/24	5,000,000	5,749,900
Kent State University Revenues, General Receipts, Series A, 5.00%,		
5/01/23	1,200,000	1,492,116
5/01/24	1,500,000	1,857,930
5/01/25	1,500,000	1,850,745
5/01/26	1,600,000	1,964,992
Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/22	2,900,000	3,245,535
Mason City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/15	2,670,000	3,020,037
Montgomery County Revenue, Miami Valley Hospital, Mandatory Put 11/15/14, Refunding, Series B, 5.25%, 11/15/39	4,000,000	4,293,560
Nordonia Hills City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 4.50%, 12/01/21	2,360,000	2,578,465
Ohio State Building Authority Revenue, Refunding, Series C, 5.00%, 10/01/22	5,780,000	7,161,824
Ohio State GO, Higher Education, Refunding, Series A, 5.00%,		
2/01/24	8,585,000	10,769,711
2/01/25	7,000,000	8,698,970
Ohio State Turnpike Commission Revenue, Refunding, Series A, NATL RE, FGIC Insured, 5.50%, 2/15/24	10,000,000	13,281,700
Toledo City School District GO, School Facilities Improvement, Refunding, Series B, 5.00%,		
12/01/24	2,920,000	3,661,505
12/01/25	4,125,000	5,147,299
12/01/26	4,340,000	5,389,195
12/01/27	4,565,000	5,641,016
University of Cincinnati General Receipts Revenue, Series C,		
[a]5.00%, 6/01/25	3,010,000	3,752,898
Assured Guaranty, 5.00%, 6/01/21	11,810,000	14,472,564
Assured Guaranty, 5.00%, 6/01/22	11,675,000	14,101,065
Youngstown GO, AMBAC Insured, 6.125%, 12/01/15	1,050,000	1,081,479
		212,641,039
Oregon 1.5%		
Deschutes County Hospital Facility Authority Hospital Revenue, Cascade Healthcare Community Inc., Refunding, 7.375%,		
1/01/23	2,000,000	2,486,140
Oregon State Department of Administrative Services COP, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/19	2,340,000	2,688,871
Oregon State Department of Transportation Highway User Tax Revenue,		
Refunding, Series A, 5.00%, 11/15/25	10,000,000	12,922,700
senior lien, Series A, 5.00%, 11/15/22	5,840,000	7,103,075
Portland Sewer System Revenue, second lien, Series B, NATL Insured, 5.00%,		
6/15/18	3,135,000	3,579,135
6/15/19	3,290,000	3,770,932
Salem Water and Sewer Revenue, NATL Insured, Pre-Refunded, 4.10%, 6/01/16	1,035,000	1,054,562

[a]Washington County District No. 48J Beaverton GO, Refunding, Series B, 4.00%, 6/15/26	18,755,000	21,747,173
		55,352,588
Pennsylvania 4.8%		
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,		
Series A, 5.00%, 5/15/19	9,000,000	10,909,530
Series A, 5.00%, 5/15/20	7,500,000	9,112,650
Series B, 5.00%, 6/15/18	5,000,000	5,326,150
Allegheny County IDAR, Pollution Control, Duquesne Light Co. Project, Refunding, Series A, AMBAC Insured, 4.35%, 12/01/13	5,000,000	5,178,000
Commonwealth Financing Authority Revenue, Series C-1, AGMC Insured, 5.00%,		
6/01/22	4,130,000	5,013,366
6/01/23	4,345,000	5,237,333
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Series B, 5.00%, 12/01/19	32,230,000	39,929,425
Series E, 5.00%, 12/01/24	5,000,000	6,122,450
Series E, 5.00%, 12/01/25	10,000,000	12,199,400
Subordinate, Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/23	10,000,000	12,645,700
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/22	6,070,000	7,144,693
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	23,325,600
Philadelphia Municipal Authority Revenue, Lease, 6.00%, 4/01/22	7,065,000	8,465,919
Philadelphia Water and Wastewater Revenue,		
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	10,000,000	11,722,800
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,974,800
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	6,101,700
Series A, 5.00%, 1/01/20	1,210,000	1,440,965
Series A, 5.25%, 1/01/21	3,655,000	4,393,529
Series A, 5.25%, 1/01/22	2,330,000	2,780,039
		183,024,049
South Carolina 1.6%		
Anderson Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%,		
7/01/22	2,555,000	3,270,937
7/01/23	2,695,000	3,423,027
7/01/24	2,825,000	3,574,020
7/01/25	2,965,000	3,727,539
Rock Hill Utility System Revenue, Refunding and Improvement, Series A, AGMC Insured,		
4.00%, 1/01/14	980,000	982,685
Pre-Refunded, 4.00%, 1/01/14	1,020,000	1,022,795
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/18	5,000,000	5,775,900
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement, 5.375%, 8/01/22	6,000,000	7,107,960
South Carolina State Transportation Infrastructure Bank Revenue, Refunding, Series B, AGMC Insured, 5.00%,		
10/01/25	12,935,000	15,976,665
10/01/26	13,440,000	16,547,194
		61,408,722
Tennessee 0.5%		
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22	15,805,000	20,457,044
Texas 6.3%		
Austin Water and Wastewater System Revenue, Refunding, 5.00%,		
11/15/26	4,835,000	6,132,134
11/15/27	4,000,000	5,027,960
Brownsville Utility System Revenue, Refunding and Improvement, Series A, AGMC Insured, 5.00%, 9/01/22	8,455,000	9,132,246
Clear Creek ISD, GO, Refunding, Series A, 5.00%,		
2/15/25	11,370,000	14,199,766
2/15/26	12,060,000	14,913,275
Dallas County Utility and Reclamation District GO, Refunding,		
Series A, AMBAC Insured, 5.15%, 2/15/21	3,025,000	3,276,922
Series B, AMBAC Insured, 5.15%, 2/15/21	8,025,000	8,693,322
Dallas Waterworks and Sewer System Revenue, Refunding,		
5.00%, 10/01/23	5,000,000	6,434,450
AMBAC Insured, 4.50%, 10/01/19	10,000,000	11,720,800
Dallas-Fort Worth International Airport Revenue, Joint, Refunding, Series A, 5.00%,		
11/01/23	1,500,000	1,727,370
11/01/24	1,000,000	1,149,920

Fort Worth GO, Refunding and Improvement, 5.00%,		
3/01/25	6,000,000	7,592,340
3/01/26	6,790,000	8,532,925
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%, 2/15/22	4,165,000	4,656,303
Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/22	10,000,000	12,322,800
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/19	1,000,000	1,004,600
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services Corp. Project, Refunding,		
Series A, 5.00%, 5/15/24	6,000,000	7,303,620
Series B, 5.00%, 5/15/24	10,620,000	12,927,407
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.00%, 9/01/24	12,000,000	14,786,400
Sabine River Authority PCR, Southwestern Electric Power Co. Project, Refunding, NATL Insured, 4.95%, 3/01/18	15,000,000	17,006,250
San Antonio Electric and Gas Revenue, Refunding, 5.25%, 2/01/25	27,000,000	36,600,660
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement, Series A, 5.25%,		
11/01/22	5,000,000	5,490,350
11/01/23	5,000,000	5,492,750
Williamson County GO, Limited Tax, Refunding, 5.00%,		
2/15/23	6,235,000	7,954,987
2/15/25	13,780,000	17,474,143
		241,553,700
Utah 0.7%		
Salt Lake County College Revenue, Refunding, 5.00%, 10/01/19	2,585,000	2,765,071
Utah State Board of Regents Student Loan Revenue, Refunding, Series EE-2, 5.00%,		
11/01/20	9,000,000	11,332,260
11/01/21	9,000,000	11,150,640
		25,247,971
Virginia 1.3%		
Norfolk Water Revenue, Refunding, 5.00%,		
11/01/24	6,145,000	7,845,445
11/01/25	6,000,000	7,636,500
Virginia Beach Development Authority Public Facility Revenue, Refunding, Series B, 5.00%,		
8/01/19	12,635,000	15,742,957
8/01/20	13,450,000	17,020,168
		48,245,070
Washington 1.8%		
Seattle Municipal Light and Power Revenue, Refunding and Improvement, Series B, 5.00%,		
2/01/19	6,805,000	8,430,578
2/01/20	7,000,000	8,857,030
Washington State GO, Various Purpose, Series D, 5.00%,		
2/01/23	12,655,000	16,083,366
2/01/24	13,285,000	16,832,626
2/01/25	13,955,000	17,627,817
		67,831,417
Wisconsin 0.3%		
Wisconsin State Transportation Revenue, Series 1, 5.00%, 7/01/24	10,000,000	12,842,600
U.S. Territories 1.9%		
Guam 0.1%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.50%,		
12/01/18	1,540,000	1,753,229
12/01/19	1,025,000	1,177,120
		2,930,349
Puerto Rico 1.8%		
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 5.50%, 7/01/18	8,455,000	9,367,294
Series A, 5.00%, 7/01/23	4,000,000	4,151,360
Series A, 5.25%, 7/01/23	3,500,000	3,664,360
Series A, FGIC Insured, 5.50%, 7/01/21	2,500,000	2,783,225
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Transport, Series K, 5.00%, 7/01/19	5,000,000	5,259,600
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Refunding, Series C, AMBAC Insured, 5.50%, 7/01/24	10,000,000	10,960,300

Puerto Rico Electric Power Authority Power Revenue, Refunding,		
Series DDD, 5.00%, 7/01/21	8,745,000	9,653,518
Series SS, NATL Insured, 5.00%, 7/01/24	10,000,000	10,662,700
Series ZZ, 5.25%, 7/01/19	8,000,000	9,045,920
Puerto Rico Sales Tax FICO Sales Tax Revenue, Series C, 5.00%, 8/01/22	3,500,000	4,277,700
		69,825,977
Total U.S. Territories		72,756,326
Total Municipal Bonds before Short Term Investments (Cost $3,090,681,024)		3,440,371,480
Short Term Investments 10.3%		
Municipal Bonds 10.3%		
California 0.2%		
[b]California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put, 0.18%, 11/01/26	7,000,000	7,000,000
Colorado 0.3%		
[b]Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Refunding, Series D-1, Daily VRDN and Put, 0.18%, 7/01/36	3,700,000	3,700,000
[b]Pitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN and Put, 0.18%, 4/01/16	7,800,000	7,800,000
		11,500,000
Florida 0.2%		
[b]Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series C, Daily VRDN and Put, 0.17%, 10/01/35	6,700,000	6,700,000
Kentucky 0.2%		
[b]Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System Obligated Group, Refunding, Series B-2, Daily VRDN and Put, 0.18%, 8/15/38	5,240,000	5,240,000
[b]Louisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc., Series B, Daily VRDN and Put, 0.18%, 10/01/39	3,100,000	3,100,000
		8,340,000
Louisiana 0.5%		
[b]Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Refunding, Series D, Daily VRDN and Put, 0.18%, 7/01/28	10,000,000	10,000,000
[b]Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, First Stage, ACES, Refunding, Daily VRDN and Put, 0.18%, 9/01/17	8,100,000	8,100,000
		18,100,000
Maryland 0.6%		
[b]Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Refunding, Series D, Daily VRDN and Put, 0.15%, 7/01/41	13,000,000	13,000,000
[b]Montgomery County GO, BAN, Refunding, Series A, Daily VRDN and Put, 0.18%, 6/01/26	12,200,000	12,200,000
		25,200,000
Massachusetts 2.2%		
[b]Massachusetts State Health and Educational Facilities Authority Revenue,		
Harvard University, Refunding, Series R, Daily VRDN and Put, 0.15%, 11/01/49	5,500,000	5,500,000
Museum of Fine Arts, Series A-2, Daily VRDN and Put, 0.20%, 12/01/37	51,455,000	51,455,000
Tufts University, Refunding, Series N-1, Daily VRDN and Put, 0.13%, 8/15/40	19,800,000	19,800,000
Wellesley College, Refunding, Series I, Daily VRDN and Put, 0.15%, 7/01/39	6,700,000	6,700,000
		83,455,000
Michigan 0.5%		
[b]University of Michigan Revenue, General, Series A, Daily VRDN and Put, 0.13%, 4/01/38	17,700,000	17,700,000
Minnesota 0.7%		
[b]Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding,		
Series B-1, Daily VRDN and Put, 0.18%, 11/15/35	18,625,000	18,625,000
Series B-2, Daily VRDN and Put, 0.18%, 11/15/35	7,200,000	7,200,000
		25,825,000
Missouri 1.7%		
[b]Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery Foundation, Refunding, Series A, Daily VRDN and Put, 0.18%, 12/01/37	25,800,000	25,800,000
[b]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, St. Louis University,		
Daily VRDN and Put, 0.17%, 7/01/32	4,350,000	4,350,000
Refunding, Series A-2, Daily VRDN and Put, 0.17%, 10/01/35	8,240,000	8,240,000

Refunding, Series B-1, Daily VRDN and Put, 0.20%, 10/01/35	26,125,000	26,125,000
		64,515,000
New Jersey 0.4%		
[b]New Jersey EDA, EDR, Lawrenceville School Project, Daily VRDN and Put, 0.16%, 7/01/31	15,550,000	15,550,000
New York 0.2%		
[b]New York City GO, Series L, Sub Series L-6, Daily VRDN and Put, 0.14%, 4/01/32	9,000,000	9,000,000
North Carolina 0.7%		
[b]The Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System,		
Refunding, Series B, Daily VRDN and Put, 0.16%, 1/15/38	12,970,000	12,970,000
Series H, Daily VRDN and Put, 0.14%, 1/15/45	15,630,000	15,630,000
		28,600,000
Ohio 1.3%		
[b]Allen County Hospital Facilities Revenue, Catholic Healthcare Partners,		
Series A, Daily VRDN and Put, 0.18%, 10/01/31	5,500,000	5,500,000
Series B, Daily VRDN and Put, 0.18%, 10/01/31	11,300,000	11,300,000
[b]Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B,		
Sub Series B-1, Daily VRDN and Put, 0.14%, 1/01/39	27,735,000	27,735,000
Sub Series B-3, Daily VRDN and Put, 0.18%, 1/01/39	3,750,000	3,750,000
		48,285,000
Oregon 0.2%		
[b]Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project, Daily VRDN and Put, 0.19%, 8/15/37	2,400,000	2,400,000
[b]Oregon State GO, Veterans Welfare, Series 87C, Daily VRDN and Put, 0.18%, 6/01/28	6,245,000	6,245,000
		8,645,000
Pennsylvania 0.4%		
[b]Geisinger Authority Health System Revenue, Geisinger Health System,		
Daily VRDN and Put, 0.12%, 11/15/32	3,550,000	3,550,000
Refunding, Series A, Daily VRDN and Put, 0.12%, 5/15/35	8,200,000	8,200,000
Series B, Daily VRDN and Put, 0.17%, 6/01/41	3,600,000	3,600,000
		15,350,000
Total Short Term Investments (Cost $393,765,000)		393,765,000
Total Investments (Cost $3,484,446,024) 100.6%		3,834,136,480
Other Assets, less Liabilities (0.6)%		(23,240,285)
Net Assets 100.0%		$ 3,810,896,195

[a]Security purchased on a when-issued basis.

[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

ACES - Adjustable Convertible Exempt Security
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAN - Bond Anticipation Note
CDA - Community Development Authority/Agency
COP - Certificate of Participation
EDA - Economic Development Authority
EDC - Economic Development Corp.
EDR - Economic Development Revenue
ETM - Escrow to Maturity

FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GARB	-	General Airport Revenue Bonds
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
IDB	-	Industrial Development Bond/Board
IDR	-	Industrial Development Revenue
ISD	-	Independent School District
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PCFA	-	Pollution Control Financing Authority
PCR	-	Pollution Control Revenue
RDA	-	Redevelopment Agency/Authority
SFMR	-	Single Family Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 83.8%		
Alabama 1.1%		
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%,		
9/01/14	$ 665,000	$ 710,373
9/01/15	700,000	773,248
9/01/16	730,000	832,266
East Alabama Health Care Authority Health Care Facilities Revenue,		
Mandatory Put 9/01/13, Series B, Pre-Refunded, 5.00%, 9/01/33	1,000,000	1,035,460
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	1,000,000	1,160,050
Mobile IDR, PCR, Alabama Power Co. Barry Plant Project, Mandatory Put 3/20/17, Series A, 1.65%, 6/01/34	5,000,000	5,083,300
		9,594,697
Alaska 0.7%		
Valdez Marine Terminal Revenue, BP Pipelines Inc. Project, Refunding, Series A, 5.00%, 1/01/16	5,000,000	5,618,150
Arizona 4.1%		
Arizona State COP, Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/15	11,975,000	13,156,573
Phoenix Civic Improvement Corp. Excise Tax Revenue, Light Rail Project, AMBAC Insured, 5.00%, 7/01/16	17,000,000	18,190,850
Tucson COP, Refunding, AGMC Insured,		
2.00%, 7/01/16	1,200,000	1,228,380
3.00%, 7/01/17	1,250,000	1,330,263
3.00%, 7/01/18	1,195,000	1,270,046
		35,176,112
California 6.8%		
Bennett Valley USD, GO, BANS, 4.00%, 1/01/15	2,130,000	2,238,673
California State Economic Recovery GO, Series A, 5.25%, 7/01/13	200,000	205,738
California State GO, Refunding, 5.00%, 4/01/15	500,000	551,265
California State Public Works Board Lease Revenue, Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/13	10,685,000	11,078,956
California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put 4/01/13, Refunding, Series A, XLCA Insured, 4.10%, 4/01/28	1,500,000	1,517,115
California Statewide CDA Revenue,		
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.00%, 5/15/14	1,000,000	1,060,190
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/13	2,430,000	2,446,524
Fontana USD, GO,		
BAN, 4.00%, 12/01/12	10,540,000	10,540,000
Capital Appreciation, BAN, zero cpn., 12/01/12	5,000,000	5,000,000
Gilroy USD, GO,		
BAN, Measure P, 5.00%, 4/01/13	2,575,000	2,613,264
BAN, Measure P, ETM, 5.00%, 4/01/13	425,000	431,541
Capital Appreciation, BAN, Measure P, zero cpn., 4/01/13	2,000,000	1,997,100
Imperial Community College District GO, Capital Appreciation, zero cpn., 8/01/14	7,250,000	7,016,187
Los Angeles CRDA Community Redevelopment Financing Authority Revenue, Bunker Hill Project, Series A, AGMC Insured, 5.00%, 12/01/13	1,000,000	1,040,980
Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1, Refunding, Series C, Assured Guaranty, 5.00%, 7/01/15	1,000,000	1,108,880
Palo Verde Community College District COP, AMBAC Insured, 5.00%, 1/01/15	745,000	792,956
San Jose RDA Tax Allocation, Series A, 6.125%, 8/01/15	3,000,000	3,184,560
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.00%,		
2/01/14	1,000,000	1,042,990
2/01/15	1,025,000	1,102,839
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/15	1,000,000	1,101,240
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC Insured, zero cpn., 6/01/18	810,000	723,030
West Kern Community College District COP, AMBAC Insured, 4.50%, 11/01/14	780,000	816,566
		57,610,594
Colorado 0.2%		
Regional Transportation District COP, Transit Vehicles Project, Series A, AMBAC Insured, 5.00%, 12/01/15	1,500,000	1,658,925
Florida 8.6%		
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,		
5.50%, 6/01/17	5,000,000	5,867,450
6.00%, 6/01/17	5,000,000	5,951,650

Assured Guaranty, 5.50%, 6/01/16	5,000,000	5,710,350
Escambia County Solid Waste Disposal Revenue, Gulf Power Co. Project, Mandatory Put 6/02/15, 1.35%, 4/01/39	7,500,000	7,525,725
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 4.25%, 7/01/14	4,000,000	4,225,520
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding, Series A, AGMC Insured, 5.00%, 7/01/15	12,625,000	13,095,281
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/16	2,000,000	2,289,520
ᵃLakeland Electric and Water Revenue, Refunding, Weekly FRN, 0.91%, 10/01/17	3,000,000	3,005,010
Miami-Dade County Public Facilities Revenue, Jackson Health System, Assured Guaranty, 4.00%, 6/01/16	1,580,000	1,699,258
Sunshine State Governmental Financing Commission Revenue, Miami-Dade County Program, Series A, AGMC Insured, 4.00%, 9/01/14	23,185,000	24,405,459
		73,775,223
Georgia 2.0%		
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 4.00%, 11/01/15	6,390,000	6,951,042
Burke County Development Authority Revenue, Georgia Power Co. Plant Vogtle Project, Mandatory Put 6/01/17, 1.75%, 12/01/49	10,000,000	10,204,400
		17,155,442
Illinois 6.4%		
Chicago GO, Modern Schools Across Chicago Program, Series A, 5.00%, 12/01/16	5,000,000	5,761,100
Chicago Wastewater Transmission Revenue, Series A, BHAC Insured,		
5.00%, 1/01/16	1,425,000	1,618,843
5.50%, 1/01/17	1,000,000	1,193,700
Dolton GO, Refunding, Series B, AGMC Insured,		
3.00%, 12/01/12	575,000	575,000
3.00%, 12/01/13	1,155,000	1,172,394
4.00%, 12/01/14	1,195,000	1,245,178
3.50%, 12/01/15	1,245,000	1,300,390
Homer Glen Village GO, Will and Cook Counties, Series A,		
2.00%, 12/01/15	1,000,000	1,029,970
4.00%, 12/01/18	1,000,000	1,147,620
Illinois State GO,		
AGMC Insured, 5.50%, 5/01/15	5,000,000	5,537,200
AGMC Insured, 5.00%, 9/01/16	9,000,000	9,905,760
Refunding, AGMC Insured, 5.00%, 1/01/16	7,000,000	7,808,920
Illinois State Unemployment Insurance Fund Building Receipts Revenue, Series B, 5.00%, 12/15/17	6,000,000	7,043,760
Mount Vernon GO, Jefferson County, AGMC Insured, 3.00%,		
12/15/17	1,430,000	1,528,484
12/15/18	1,475,000	1,577,424
Regional Transportation Authority Revenue, Series A, NATL RE Insured, 5.00%, 7/01/21	5,410,000	6,130,775
		54,576,518
Indiana 0.6%		
Indianapolis Thermal Energy System Revenue, first lien, Refunding, Series B, AGMC Insured, 4.00%, 10/01/14	4,640,000	4,868,242
Louisiana 0.1%		
Louisiana Local Government Environmental Facilities and CDA Revenue, Shreveport Utility System Project, NATL Insured, 4.00%, 12/01/14	500,000	521,295
Massachusetts 0.3%		
Massachusetts State Health and Educational Facilities Authority Revenue, Cape Cod Healthcare Obligated Group, Series D, Assured Guaranty, 4.00%,		
11/15/13	1,150,000	1,177,071
11/15/15	1,000,000	1,058,380
		2,235,451
Michigan 6.5%		
Detroit GO, Distribution State Aid, 5.00%,		
11/01/16	6,120,000	6,852,870
11/01/17	7,485,000	8,544,202
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/16	5,000,000	5,630,600
Garden City GO, Refunding, AGMC Insured,		
2.00%, 4/01/13	1,025,000	1,027,819
4.00%, 4/01/14	1,015,000	1,048,079
4.00%, 4/01/15	1,215,000	1,277,208
4.00%, 4/01/16	1,415,000	1,505,489

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Jackson GO, Downtown Development, Limited Tax, AGMC Insured, zero cpn., 6/01/16	1,370,000	1,234,808
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, Charter County of Wayne Local Project, Series B, Assured Guaranty, 5.00%, 11/01/13	4,000,000	4,123,200
Michigan State Finance Authority Revenue, School District of the City of Detroit, Refunding,		
4.00%, 6/01/14	550,000	573,991
5.00%, 6/01/14	1,250,000	1,322,938
5.00%, 6/01/15	1,700,000	1,830,526
5.00%, 6/01/16	1,600,000	1,760,416
Rochester Community School District GO, Refunding, AGMC Insured, 5.00%, 5/01/15	4,795,000	5,075,891
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Refunding, Series W, 5.25%, 8/01/17	7,000,000	7,740,250
Western Townships Utilities Authority Revenue, Sewage Disposal System, Limited Tax, Refunding, 3.00%,		
1/01/15	1,000,000	1,045,330
1/01/17	1,000,000	1,073,390
Wyandotte Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/13	3,355,000	3,454,442
		55,121,449
Minnesota 1.6%		
Farmington GO, Improvement, Series B, AGMC Insured, 3.50%, 2/01/14	455,000	470,060
Hennepin County GO, Refunding, Series B, 5.00%, 12/01/18	3,315,000	4,129,794
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia, Series C-1, Assured Guaranty, 5.00%, 2/15/15	1,335,000	1,448,168
Northern Municipal Power Agency Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/15	5,000,000	5,457,800
Otsego GO, Water and Sewer, Refunding, Series C, AGMC Insured, 2.00%, 12/01/16	2,000,000	2,086,800
		13,592,622
Nebraska 0.5%		
University of Nebraska Facilities Corp. Lease Rental Revenue, UNMC Health Professions Futures Project, 5.00%, 8/15/13	4,000,000	4,132,000
New Hampshire 0.4%		
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	3,211,031
New Jersey 7.2%		
Essex County Utilities Authority Solid Waste System Revenue, Refunding, Assured Guaranty, 4.00%, 4/01/13	3,335,000	3,368,250
Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste Management Inc. Project, Mandatory Put 12/01/17, Refunding, Series A, 2.125%, 12/01/29	3,000,000	3,000,000
New Jersey EDA Revenue,		
Cigarette Tax, Refunding, 5.00%, 6/15/13	3,575,000	3,659,871
Cigarette Tax, Refunding, 5.00%, 6/15/14	4,810,000	5,096,435
Cigarette Tax, Refunding, 5.00%, 6/15/15	3,160,000	3,447,339
School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/16	10,000,000	11,570,900
[a]School Facilities Construction, Series H, Weekly FRN, 1.06%, 2/01/17	3,000,000	3,009,570
New Jersey State GO, Refunding,		
Series N, AMBAC Insured, 5.50%, 7/15/14	3,000,000	3,249,510
Series Q, 5.00%, 8/15/18	15,885,000	19,452,612
New Jersey Transportation Trust Fund Authority Revenue, Transportation System, Refunding, Series A, AMBAC Insured, 5.50%, 12/15/14	5,000,000	5,484,500
		61,338,987
New Mexico 0.7%		
New Mexico Educational Assistance Foundation Revenue, Education Loan, Series A-1, 4.00%,		
12/01/14	2,000,000	2,120,720
12/01/15	4,000,000	4,321,720
		6,442,440
New York 8.9%		
Beekmantown CSD, GO, Refunding,		
2.00%, 6/15/13	2,400,000	2,418,696
AGMC Insured, 3.00%, 6/15/14	1,000,000	1,034,580
AGMC Insured, 4.00%, 6/15/15	1,245,000	1,334,117
AGMC Insured, 2.00%, 6/15/16	1,075,000	1,103,487
New York City GO, Refunding, Series G, 5.25%, 8/01/16	9,010,000	10,483,405
New York City HDC, MFHR, Mandatory Put 9/16/13, Series L-2, 2.00%, 5/01/45	15,000,000	15,041,550
New York City IDAR, Capital Appreciation, Yankee Stadium Project, Pilot, Series A, Assured Guaranty, zero cpn., 3/01/14	5,335,000	5,231,341
New York State Dormitory Authority Revenues,		
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 3.25%, 7/01/13	610,000	620,279
Non-State Supported Debt, Manhattan College, Series B, Radian Insured, 5.00%, 7/01/13	295,000	299,835

Non-State Supported Debt, Rochester General Hospital, Refunding, Radian Insured, 5.00%, 12/01/15	100,000	109,179
Non-State Supported Debt, School District Financing Program, Series A, AGMC Insured, 5.00%, 10/01/15	1,000,000	1,104,530
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 3.75%, 10/01/14	1,380,000	1,459,433
Non-State Supported Debt, School Districts Financing Program, Series F, 4.00%, 10/01/14	3,300,000	3,504,864
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/15	1,000,000	1,096,460
New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank State Park, Refunding, CIFG Insured, 5.00%, 4/01/16	200,000	224,886
New York State Urban Development Corp. Revenue, Refunding, Series D, 5.00%, 1/01/15	4,000,000	4,373,200
Patchogue-Medford Union Free School District GO, Refunding, Series B,		
2.00%, 7/01/14	1,000,000	1,021,240
3.00%, 7/01/16	1,000,000	1,067,460
Poughkeepsie Town GO, Public Improvement, Refunding, AGMC Insured, 5.00%, 4/15/15	250,000	272,108
Rochester GO, Refunding,		
Series IV, 2.00%, 10/15/15	1,850,000	1,916,933
Series V, 2.00%, 2/15/15	1,535,000	1,579,392
Sales Tax Asset Receivable Corp. Revenue,		
Refunding, Series A, NATL Insured, 5.25%, 10/15/18	3,285,000	3,584,625
Series A, NATL Insured, 5.25%, 10/15/19	785,000	856,137
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, 5.00%, 10/01/16	9,910,000	11,205,435
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%,		
7/01/16	1,250,000	1,398,362
7/01/17	3,000,000	3,437,970
		75,779,504
Ohio 8.0%		
Akron COP, District Energy Project, 2.75%, 12/01/16	1,895,000	1,984,122
Cleveland Airport System Revenue,		
Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	9,159,814
Series C, Assured Guaranty, 5.00%, 1/01/16	5,140,000	5,650,453
Cleveland Public Power System Revenue, Refunding, Series A-1, NATL Insured, 5.00%, 11/15/20	5,000,000	5,630,950
Hamilton GO, Various Purpose, Street Improvement and Building, Refunding, 2.00%,		
11/01/14	1,455,000	1,479,619
11/01/15	1,465,000	1,494,139
Ohio State Air Quality Development Authority Revenue,		
Environmental Improvement, Buckeye Power Inc. Project, 3.00%, 12/01/13	1,085,000	1,096,100
Pollution Control, FirstEnergy Generation Corp. Project, Mandatory Put 6/03/13, Refunding, Series A, 2.25%, 12/01/23	8,000,000	8,042,480
Ohio State Department of Administrative Services COP, Administrative Knowledge System Project, Series A, NATL Insured, 5.25%, 9/01/15	6,205,000	6,838,344
Ohio State GO,		
3.00%, 5/01/13	10,345,000	10,463,657
Refunding, 3.00%, 5/01/13	4,655,000	4,708,393
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities Construction and Improvement, 3.00%,		
12/01/15	1,210,000	1,288,468
12/01/16	1,285,000	1,366,276
Toledo GO,		
Capital Improvement, Refunding, Assured Guaranty, 3.25%, 12/01/14	2,860,000	2,997,995
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/12	1,315,000	1,315,000
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/13	1,210,000	1,238,955
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/14	1,210,000	1,252,677
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/15	1,185,000	1,241,726
Wright State University Revenue, General Receipts, Series A, 3.00%, 5/01/14	1,325,000	1,367,731
		68,616,899
Oklahoma 0.5%		
Tulsa County Industrial Authority Educational Facilities Lease Revenue, Broken Arrow Public Schools Project, 4.00%, 9/01/15	4,000,000	4,348,320
Oregon 0.5%		
Oregon State Department of Administrative Services COP, Series A, 5.00%, 5/01/13	4,000,000	4,077,960
Pennsylvania 9.1%		
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Mandatory Put 9/01/15, Refunding, Series A, 3.00%, 12/01/38	10,000,000	10,433,800
Philadelphia Gas Works Revenue, 1998 General Ordinance, Refunding, Tenth Series, AGMC Insured,		
3.50%, 7/01/16	6,190,000	6,512,870
4.00%, 7/01/17	4,795,000	5,166,229

Philadelphia GO, Refunding, Series A, AGMC Insured, 5.25%, 8/01/17	10,000,000	11,650,600
Philadelphia School District GO, Refunding, Series C,		
3.00%, 9/01/13	1,000,000	1,018,110
5.00%, 9/01/14	1,000,000	1,071,830
5.00%, 9/01/15	1,500,000	1,659,525
5.00%, 9/01/16	2,630,000	2,996,359
5.00%, 9/01/17	2,750,000	3,207,848
Philadelphia Water and Wastewater Revenue, Refunding, Series A, AGMC Insured, 5.00%, 6/15/13	10,000,000	10,249,800
Pittsburgh School District GO, Refunding, Series A,		
3.00%, 9/01/14	1,160,000	1,208,291
4.00%, 9/01/17	4,250,000	4,752,817
Reading School District GO, Refunding, Series A, 5.00%,		
4/01/17	4,500,000	5,124,285
4/01/18	4,035,000	4,647,553
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series A, Assured Guaranty,		
5.00%, 7/01/13	1,130,000	1,150,216
5.00%, 7/01/14	1,250,000	1,305,750
4.00%, 7/01/15	1,235,000	1,285,561
5.00%, 7/01/16	1,325,000	1,440,818
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project, Mandatory Put 9/15/13, Series A, 5.50%, 9/15/39	2,500,000	2,599,300
		77,481,562
Rhode Island 0.9%		
Rhode Island State and Providence Plantations GO, Consolidated Capital Development Loan, Refunding, Series A, 5.00%, 8/01/18	6,290,000	7,642,979
South Carolina 0.9%		
Piedmont Municipal Power Agency Electric Revenue, Refunding, Series A-2, 5.00%, 1/01/15	4,000,000	4,323,880
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/14	3,000,000	3,248,730
		7,572,610
Tennessee 2.6%		
Memphis Electric System Revenue, sub. note, Refunding, 5.00%, 12/01/15	8,000,000	9,041,120
Metropolitan Nashville Airport Authority Airport Revenue, Refunding and Improvement, Series B, 4.00%, 7/01/13	2,880,000	2,939,357
Sevier County PBA Revenue, Local Government Public Improvement, Series VII-D-1, 5.00%, 6/01/15	9,000,000	9,906,120
		21,886,597
Texas 2.0%		
Brock ISD, GO, Capital Appreciation, PSF Guarantee, zero cpn., 8/15/16	460,000	446,628
[a]Crandall ISD GO, Refunding, Series A, PSF Guarantee, zero cpn., 8/15/15	1,000,000	976,440
Dallas-Fort Worth International Airport Revenue, Joint, Refunding, Series A, 5.00%, 11/01/14	3,235,000	3,509,425
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue, BP Products North America Inc. Project, Mandatory Put 9/03/13, Refunding, 2.30%, 1/01/42	10,000,000	10,153,900
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus Health, Refunding, Series A, Assured Guaranty, 5.75%, 7/01/18	1,740,000	1,878,173
		16,964,566
Washington 1.0%		
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,472,559
Snohomish County Everett School District No. 2 GO, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/14	250,000	272,550
Snohomish County School District No. 103 GO, Monroe, Refunding, 2.50%, 12/01/15	3,895,000	4,099,643
Washington State Health Care Facilities Authority Revenue, MultiCare Health System,		
Series A, AGMC Insured, 4.00%, 8/15/13	250,000	255,367
Series A, AGMC Insured, 4.00%, 8/15/14	310,000	323,497
Series B, AGMC Insured, 4.00%, 8/15/13	250,000	255,368
Series B, AGMC Insured, 4.00%, 8/15/14	600,000	626,124
Series B, AGMC Insured, 4.00%, 8/15/15	625,000	663,200
		8,968,308
U.S. Territories 1.6%		
Guam 0.1%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.00%, 12/01/12	1,000,000	1,000,000
Puerto Rico 1.5%		
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.50%, 7/01/15	5,000,000	5,447,050

Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series X, NATL Insured, ETM, 5.50%, 7/01/13	245,000	252,335
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/13	1,000,000	1,025,350
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Mandatory Put 7/01/17, Refunding, Series M, Sub Series M-2,		
5.75%, 7/01/34	5,000,000	5,396,800
AMBAC Insured, 5.50%, 7/01/35	750,000	801,728
		12,923,263
Total U.S. Territories		13,923,263
Total Municipal Bonds before Short Term Investments (Cost $688,786,031)		713,891,746
Short Term Investments 15.7%		
Municipal Bonds 15.7%		
California 1.8%		
California State GO, RAN, Series A-2, 2.50%, 6/20/13	15,000,000	15,182,850
Florida 1.8%		
ᶜFlorida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series C, Daily VRDN and Put, 0.17%, 10/01/35	2,200,000	2,200,000
ᶜSarasota County Public Hospital District Revenue, Sarasota Memorial Hospital Project, Refunding, Series B, Daily VRDN and Put, 0.18%, 7/01/37	13,500,000	13,500,000
		15,700,000
Kentucky 1.4%		
ᶜKentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System Obligated Group, Refunding, Series B-2, Daily VRDN and Put, 0.18%, 8/15/38	2,800,000	2,800,000
ᶜLouisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc., Series B, Daily VRDN and Put, 0.18%, 10/01/39	5,200,000	5,200,000
ᶜShelby County Lease Revenue, Series A, Daily VRDN and Put, 0.18%, 9/01/34	3,800,000	3,800,000
		11,800,000
Louisiana 0.5%		
ᶜLouisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Refunding, Series D, Daily VRDN and Put, 0.18%, 7/01/28	3,900,000	3,900,000
Maryland 1.4%		
ᵃHoward County Housing Commission Revenue, Columbia Landing Project, Mandatory Put 7/01/18, Series A, FRN, 1.41%, 7/01/34	6,000,000	6,005,700
ᶜMaryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Refunding, Series D, Daily VRDN and Put, 0.15%, 7/01/41	4,000,000	4,000,000
ᶜMontgomery County GO, BAN, Refunding, Series A, Daily VRDN and Put, 0.18%, 6/01/26	2,300,000	2,300,000
		12,305,700
Massachusetts 0.3%		
ᶜMassachusetts State Health and Educational Facilities Authority Revenue, Harvard University, Refunding, Series R, Daily VRDN and Put, 0.15%, 11/01/49	2,600,000	2,600,000
Minnesota 0.4%		
ᶜMinneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding, Series B-1, Daily VRDN and Put, 0.18%, 11/15/35	3,300,000	3,300,000
Missouri 2.4%		
ᶜMissouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery Foundation, Refunding, Series A, Daily VRDN and Put, 0.18%, 12/01/37	7,350,000	7,350,000
ᶜMissouri State Health and Educational Facilities Authority Educational Facilities Revenue,		
St. Louis University, Daily VRDN and Put, 0.17%, 7/01/32	4,500,000	4,500,000
St. Louis University, Refunding, Series A-2, Daily VRDN and Put, 0.17%, 10/01/35	1,000,000	1,000,000
St. Louis University, Series A, Daily VRDN and Put, 0.18%, 10/01/16	1,855,000	1,855,000
St. Louis University, Series B, Daily VRDN and Put, 0.20%, 10/01/24	3,700,000	3,700,000
The Washington University, Series B, Daily VRDN and Put, 0.17%, 2/15/33	2,000,000	2,000,000
		20,405,000
New Hampshire 0.4%		
ᶜNew Hampshire Health and Education Facilities Authority Revenue, Dartmouth College, Refunding, Series A, Daily VRDN and Put, 0.18%, 6/01/31	3,370,000	3,370,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

North Carolina 1.1%		
[c]The Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System, Refunding, Series B, Daily VRDN and Put, 0.16%, 1/15/38	9,405,000	9,405,000
Ohio 1.8%		
[c]Allen County Hospital Facilities Revenue, Catholic Healthcare Partners, Series A, Daily VRDN and Put, 0.18%, 10/01/31	8,200,000	8,200,000
[c]Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B, Sub Series B-1, Daily VRDN and Put, 0.14%, 1/01/39	7,600,000	7,600,000
		15,800,000
Pennsylvania 2.4%		
[c]Geisinger Authority Health System Revenue, Geisinger Health System,		
Daily VRDN and Put, 0.12%, 11/15/32	11,400,000	11,400,000
Refunding, Series A, Daily VRDN and Put, 0.12%, 5/15/35	9,000,000	9,000,000
		20,400,000
Total Short Term Investments (Cost $134,151,230)		134,168,550
Total Investments (Cost $822,937,261) 99.5%		848,060,296
Other Assets, less Liabilities 0.5%		4,379,151
Net Assets 100.0%		$ 852,439,447

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Florida Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 92.9%				
Florida 79.7%				
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Healthcare Project, Refunding,				
Series D-1, 6.50%, 12/01/19	$	1,215,000	$	1,505,883
Series D-1, 6.75%, 12/01/22		1,000,000		1,223,190
Series D-2, 6.75%, 12/01/30		5,000,000		6,023,850
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project,				
7.00%, 4/01/39		2,000,000		2,499,300
NATL Insured, 5.00%, 4/01/26		5,000,000		5,006,000
Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova Southeastern University, Refunding, Series B, 5.60%, 4/01/29		3,180,000		3,255,016
Broward County HFA,				
MFHR, Stirling Apartments Phase II, Series A, 5.35%, 10/01/29		990,000		990,505
MFHR, Stirling Apartments Phase II, Series A, 5.40%, 4/01/39		1,980,000		1,980,812
SFMR, Refunding, Series B, FHA Insured, zero cpn., 4/01/29		40,000		13,003
Broward County HFAR, Series D, GNMA Secured, 7.375%, 6/01/21		20,000		20,000
Broward County Water and Sewer Utility Revenue, Series A,				
5.25%, 10/01/34		2,200,000		2,605,680
5.00%, 10/01/37		2,500,000		3,014,650
Celebration CDD Special Assessment, Series A, NATL Insured, 5.50%, 5/01/18		845,000		848,219
Citizens Property Insurance Corp. Revenue,				
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17		5,000,000		5,951,650
Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22		10,000,000		11,988,000
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%, 8/15/23		7,280,000		7,322,370
Clearwater Water and Sewer Revenue, Series A, 5.25%, 12/01/39		2,000,000		2,318,700
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%, 10/01/39		5,000,000		5,973,050
Crossing at Fleming Island CDD Special Assessment, Refunding, Series B, NATL Insured, 5.80%, 5/01/16		4,160,000		4,161,830
Dade County Aviation Revenue, Miami International Airport, Series C, AGMC Insured, 5.125%, 10/01/27		9,550,000		9,568,431
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, 5.25%, 7/01/35		10,000,000		11,338,500
Escambia County Health Facilities Authority Health Facility Revenue, Baptist Hospital Inc. Project,				
Refunding, Series A, 5.75%, 8/15/29		7,195,000		8,325,622
Series A, 6.00%, 8/15/36		11,000,000		12,783,980
Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc. Project, Refunding, NATL Insured, 5.00%, 6/01/31		6,580,000		6,725,023
Florida HFAR,				
Homeowner Mortgage, Series 1, NATL Insured, 5.625%, 7/01/17		900,000		901,467
Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37		5,000,000		5,000,600
Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37		2,000,000		2,000,260
Florida HFC Revenue,				
Brenwood Trace Apartments, Series E-1, AGMC Insured, 5.80%, 12/01/38		4,340,000		4,344,470
Deer Meadows Apartments, Series R, FNMA Insured, 6.00%, 5/01/32		3,415,000		3,415,171
Homeowner Mortgage, Series 4, GNMA Secured, 6.375%, 7/01/38		1,790,000		1,842,519
Housing-Waverly Apartments, Series C-1, AGMC Insured, 6.50%, 7/01/40		3,000,000		3,004,470
Florida Higher Educational Facilities Financing Authority Revenue,				
Bethune Cookman University, Refunding, 5.375%, 7/01/32		3,500,000		3,998,120
Nova Southeastern University, 6.375%, 4/01/31		2,750,000		3,246,705
Rollins College Project, 5.00%, 12/01/37		10,000,000		11,297,600
Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D, 6.00%, 6/01/23		15,000,000		20,858,100
Florida State Board of Education GO, Series A, 5.50%, 6/01/38		10,000,000		12,245,500
Florida State Board of Education Public Education GO, Capital Outlay,				
Refunding, Series C, 5.00%, 6/01/28		17,795,000		22,617,267
Series H, 5.00%, 6/01/40		7,295,000		8,872,325
Florida State GO, Department of Transportation, Right of Way, Refunding, Series B, 5.00%, 7/01/26		12,500,000		15,839,125
Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility System, Refunding, 5.25%, 10/01/40		5,000,000		5,720,200
Florida State Higher Education Facilities Financial Authority Revenue, University of Tampa Project, Refunding, Series A, 5.25%, 4/01/42		2,000,000		2,227,420
Florida State Mid-Bay Bridge Authority Revenue,				
Exchangeable, Series D, ETM, 6.10%, 10/01/22		3,545,000		4,818,045
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25		9,845,000		6,158,835
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26		2,500,000		1,481,350
Series A, ETM, 6.875%, 10/01/22		6,000,000		8,381,880
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41		3,750,000		4,414,500

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Florida State Municipal Power Agency Revenue,		
All-Requirements Power Supply Project, Series A, 5.00%, 10/01/31	6,000,000	6,735,240
All-Requirements Power Supply Project, Series A, 6.25%, 10/01/31	2,000,000	2,438,200
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,222,850
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding, Series A, 5.00%, 7/01/35	5,000,000	5,643,950
Fort Lauderdale Water and Sewer Revenue,		
5.00%, 9/01/35	24,090,000	27,201,705
NATL Insured, 5.00%, 9/01/31	6,315,000	6,946,121
Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,759,710
Fort Pierce Utilities Authority Revenue,		
AMBAC Insured, 5.00%, 10/01/27	7,000,000	7,016,100
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	3,090,000	2,464,986
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	2,013,896
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	2,326,585
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	2,226,487
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	1,832,090
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,		
Refunding, Series C, 5.00%, 10/01/39	4,250,000	4,742,915
Series A, 5.00%, 10/01/39	5,000,000	5,655,200
Halifax Hospital Medical Center Hospital Revenue,		
Refunding and Improvement, Series A, 5.00%, 6/01/38	11,395,000	12,199,259
Series B-1, AGMC Insured, 5.50%, 6/01/38	10,000,000	10,980,400
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/35	10,000,000	10,436,000
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%, 12/20/18	880,000	885,113
Hillsborough County Assessment Revenue, Capacity Assessment Special, AGMC Insured, 5.125%, 3/01/20	1,000,000	1,001,950
Hillsborough County Aviation Authority Revenue, Series B, Assured Guaranty, 5.00%,		
10/01/33	5,465,000	6,109,706
10/01/38	6,725,000	7,427,023
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,833,670
Hillsborough County IDAR, Tampa General Hospital Project, Refunding, Series B, 5.40%, 10/01/28	7,000,000	7,170,310
Hillsborough County School Board COP, Master Lease Program, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/29	10,000,000	10,272,600
Jacksonville Capital Improvement Revenue,		
Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25	3,460,000	3,468,823
Series A, AMBAC Insured, 5.00%, 10/01/30	10,000,000	10,015,800
Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, NATL RE, FGIC Insured, 5.00%, 10/01/32	17,250,000	17,277,772
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding,		
5.00%, 10/01/30	3,000,000	3,583,140
Series A, 5.00%, 10/01/29	2,000,000	2,400,200
Series A, 5.00%, 10/01/30	8,000,000	9,555,040
ᵃJacksonville Special Revenue, Refunding, Series C, 5.00%,		
10/01/31	2,000,000	2,450,580
10/01/32	2,200,000	2,672,032
Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15	3,860,000	3,875,556
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	5,000,000	5,306,000
Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn., 10/01/14	5,770,000	5,704,222
Leesburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	4,150,000	4,153,860
Marion County Utility System Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/28	5,000,000	5,233,900
Martin County Health Facilities Authority Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	2,100,000	2,331,525
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26	1,500,000	1,104,000
Melbourne Water and Sewer Revenue, Capital Appreciation, Refunding, Series B, NATL RE, FGIC Insured, zero cpn.,		
10/01/22	1,785,000	1,260,942
10/01/26	4,500,000	2,656,440
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	7,000,000	7,011,970
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,519,040
Miami Special Obligation, Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,662,750
Miami Special Obligation Revenue, 5.625%, 1/01/39	15,000,000	16,851,750
Miami-Dade County Aviation Revenue, Miami International Airport,		
Hub of the Americas, Refunding, NATL RE, FGIC Insured, 5.375%, 10/01/27	5,000,000	5,007,650
Hub of the Americas, Refunding, NATL RE, FGIC Insured, 5.375%, 10/01/32	5,000,000	5,006,350
Hub of the Americas, Refunding, Series A, XLCA Insured, 5.00%, 10/01/37	8,000,000	8,717,360
Refunding, Series A, 5.375%, 10/01/35	7,500,000	8,813,400
Refunding, Series A, 5.50%, 10/01/36	5,000,000	5,789,150
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	5,770,000	6,430,550
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	5,000,000	5,834,600

Miami-Dade County Health Facilities Authority Hospital Revenue, Miami Children's Hospital, Refunding, Series A, 6.125%, 8/01/42	4,000,000	4,800,680
Miami-Dade County HFA, MFMR, Villa Esperanza Apartments Project,		
5.25%, 10/01/19	385,000	385,308
5.40%, 10/01/33	1,485,000	1,485,505
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/35	10,000,000	10,361,800
Miami-Dade County School Board COP, Assured Guaranty, 5.375%, 2/01/34	5,000,000	5,778,200
Miami-Dade County Special Obligation Revenue,		
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35	5,000,000	5,063,450
Refunding, 5.00%, 10/01/37	5,000,000	5,680,950
sub. bond, Series B, NATL Insured, zero cpn., 10/01/36	5,635,000	1,524,662
sub. bond, Series C, NATL Insured, zero cpn., 10/01/28	8,305,000	3,501,056
sub. lien, Refunding, Series A, NATL Insured, zero cpn., 10/01/25	22,365,000	11,250,713
Miami-Dade County Transit Sales Surtax Revenue, Sales Tax, 5.00%, 7/01/42	37,500,000	43,563,750
Miami-Dade County Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/39	10,000,000	11,414,800
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43	5,000,000	5,435,400
Okaloosa County Water and Sewer Revenue, Refunding, AGMC Insured, 5.00%, 7/01/36	8,000,000	8,594,160
Orange County Health Facilities Authority Revenue, Hospital,		
Orlando Health Inc., Series A, 5.00%, 10/01/42	10,000,000	11,251,600
Orlando Regional Healthcare System, Pre-Refunded, 6.00%, 12/01/29	6,000,000	6,000,000
Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	5,000,000	5,698,300
Orlando Regional Healthcare System, Refunding, Series C, 5.25%, 10/01/35	4,000,000	4,463,760
Orlando Regional Healthcare System, Series B, 5.125%, 11/15/39	5,000,000	5,318,200
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	10,000,000	11,714,800
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, senior bond, Series A, Assured Guaranty, 5.25%, 11/01/38	16,740,000	17,754,946
Orlando-Orange County Expressway Authority Revenue,		
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18	255,000	312,125
Series B, AMBAC Insured, 5.00%, 7/01/35	6,135,000	6,302,240
Series C, 5.00%, 7/01/35	20,310,000	23,160,915
Series C, 5.00%, 7/01/40	2,755,000	3,107,805
Palm Beach County HFA, MFR, Housing Winsor Park Apartments Project, Series A, 5.90%, 6/01/38	840,000	840,655
Palm Beach County Public Improvement Revenue, 5.00%, 5/01/33	1,000,000	1,157,410
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%, 10/01/25	5,000,000	5,951,100
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,721,350
Panama City Beach Utility Revenue, Assured Guaranty, 5.00%, 6/01/39	3,000,000	3,349,500
Port St. Lucie Utility Revenue, System,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/32	5,000,000	2,058,400
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/33	5,000,000	1,956,400
Refunding, Assured Guaranty, 5.25%, 9/01/35	2,000,000	2,293,420
Refunding, Series A, NATL Insured, 5.00%, 9/01/30	10,000,000	11,018,300
Sarasota Special Obligation Revenue, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 11/01/15	2,180,000	1,986,765
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36	7,000,000	7,577,360
South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31	12,050,000	13,284,643
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34	5,000,000	5,646,750
St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,		
6/01/22	4,000,000	2,600,960
6/01/23	4,255,000	2,605,890
6/01/24	1,500,000	867,045
6/01/25	2,130,000	1,163,555
St. Petersburg Public Utilities Revenue, Series A, 5.00%, 10/01/36	3,180,000	3,652,039
Sunrise Utilities System Revenue,		
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	1,050,000	1,299,197
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,500,000	1,753,545
Tamarac Utility System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	1,585,000	1,801,178
Tampa Bay Water Regional Water Supply Authority Utility System Revenue, 5.00%,		
10/01/34	8,000,000	9,026,240
10/01/38	14,340,000	16,064,385
Tampa Health System Revenue, Baycare Health System, Refunding, Series A, 5.00%, 11/15/33	5,000,000	5,777,000
Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project, NATL Insured,		
6.00%, 10/01/15	630,000	673,243
6.05%, 10/01/20	1,715,000	1,939,665
6.10%, 10/01/26	2,695,000	3,293,748
Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%, 10/01/16	790,000	900,884

University of North Florida FICO Capital Improvement Revenue, Student Union Project, NATL RE, FGIC Insured, 5.00%, 11/01/32	5,150,000	5,604,230
Viera East CDD Special Assessment, Series B, ETM, 6.75%, 5/01/14	1,610,000	1,695,877
Village Center CDD Recreational Revenue, Series A, NATL Insured, 5.20%, 11/01/25	10,000,000	10,013,400
Volusia County Tourist Development Tax Revenue, FSA Insured, 5.00%, 12/01/34	11,000,000	11,393,580
West Lake CDD Special Assessment, NATL Insured, 5.75%, 5/01/17	785,000	785,683
West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment, 5.00%, 3/01/35	1,000,000	1,036,500
Winter Park Water and Sewer Revenue, Improvement, Refunding, 5.00%, 12/01/34	2,000,000	2,296,680
		948,377,363
U.S. Territories 13.2%		
Puerto Rico 12.3%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	2,100,000	2,219,742
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series B, 6.00%, 7/01/39	15,000,000	16,143,600
Series A, 5.00%, 7/01/29	6,500,000	6,645,730
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series A, NATL Insured, 5.00%, 7/01/38	255,000	255,107
Series G, 5.00%, 7/01/33	1,495,000	1,497,362
Series G, Pre-Refunded, 5.00%, 7/01/33	5,000	5,135
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	6,190,000	6,205,785
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series A, 5.00%, 7/01/42	19,800,000	20,222,334
Series XX, 5.25%, 7/01/40	15,250,000	15,778,718
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,900,000	5,904,189
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, 5.00%, 7/01/36	5,000,000	5,013,300
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	5,000,000	5,358,550
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Series A, 5.50%, 8/01/42	5,000,000	5,407,500
first sub., Series A, 6.00%, 8/01/42	8,000,000	9,071,200
first sub., Series A-1, 5.25%, 8/01/43	22,225,000	23,952,771
first sub., Series C, 5.50%, 8/01/40	15,000,000	16,522,350
Refunding, Series C, 5.00%, 8/01/46	6,250,000	6,837,125
		147,040,498
U.S. Virgin Islands 0.9%		
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	10,000,000	10,413,200
Total U.S. Territories		157,453,698
Total Municipal Bonds before Short Term Investments (Cost $1,007,079,165)		1,105,831,061
Short Term Investments 6.6%		
Municipal Bonds 6.6%		
Florida 6.6%		
[a] Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series C, Daily VRDN and Put, 0.17%, 10/01/35	25,035,000	25,035,000
[a] Gainesville Utilities System Revenue, Refunding, Series B, Daily VRDN and Put, 0.18%, 10/01/42	25,200,000	25,200,000
[a] Sarasota County Public Hospital District Revenue, Sarasota Memorial Hospital Project, Refunding, Series B, Daily VRDN and Put, 0.18%, 7/01/37	22,400,000	22,400,000
[a] University Athletic Assn. Inc. Capital Improvement Revenue, Refunding, Daily VRDN and Put, 0.18%, 10/01/31	5,700,000	5,700,000
Total Short Term Investments (Cost $78,335,000)		78,335,000
Total Investments (Cost $1,085,414,165) 99.5%		1,184,166,061
Other Assets, less Liabilities 0.5%		5,939,237
Net Assets 100.0%		$ 1,190,105,298

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited) *(continued)*

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
CDD	-	Community Development District
COP	-	Certificate of Participation
CRDA	-	Community Redevelopment Authority/Agency
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
HFC	-	Housing Finance Corp.
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
MFHR	-	Multi-Family Housing Revenue
MFMR	-	Multi-Family Mortgage Revenue
MFR	-	Multi-Family Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Georgia Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.1%				
Georgia 91.2%				
Athens-Clarke County Unified Government Development Authority Revenue, 5.00%, 6/01/32	$	1,080,000	$	1,293,700
Athens-Clarke County Unified Government Water and Sewer Revenue,				
5.625%, 1/01/33		10,000,000		11,917,900
5.50%, 1/01/38		5,000,000		5,834,000
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,				
Refunding, Series C, AGMC Insured, 5.00%, 1/01/33		5,000,000		5,275,700
Series J, AGMC Insured, 5.00%, 1/01/34		5,000,000		5,330,300
Atlanta Airport Revenue,				
General, Refunding, Series C, 6.00%, 1/01/30		6,000,000		7,806,720
General, Series A, 5.00%, 1/01/40		9,000,000		10,368,180
Series B, 5.00%, 1/01/42		5,000,000		5,840,900
Atlanta Development Authority Educational Facilities Revenue, Science Park LLC Project, 5.00%, 7/01/32		3,000,000		3,367,320
Atlanta Development Authority Revenue, Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26		2,555,000		2,992,339
Atlanta GO, Refunding, Assured Guaranty, 5.25%, 12/01/23		2,000,000		2,468,960
Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility Project, AGMC Insured, 5.00%, 12/01/26		1,140,000		1,263,565
Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%, 12/01/23		1,000,000		1,092,510
Atlanta Water and Wastewater Revenue,				
Refunding, Series A, 6.00%, 11/01/28		5,055,000		6,401,500
Refunding, Series A, NATL Insured, 5.00%, 11/01/33		5,000,000		5,016,700
Series A, AGMC Insured, 5.50%, 11/01/27		5,000,000		6,324,800
Augusta Water and Sewer Revenue,				
AGMC Insured, 5.25%, 10/01/39		3,000,000		3,210,960
Second Resolution, Refunding and Improvement, 4.00%, 10/01/31		5,000,000		5,480,450
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,				
5.25%, 12/01/22		2,500,000		2,486,550
5.375%, 12/01/28		2,000,000		1,928,320
Bartow County Development Authority PCR, Georgia Power Co. Plant Bowen Project, First Series, 5.10%, 6/01/23		5,000,000		5,095,650
Bartow-Catersville Joint Development Authority Revenue, GHC Student Center LLC Project, AGMC Insured, 5.00%, 6/15/36		4,155,000		4,782,904
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate Foundation II LLC Project, 5.00%, 7/01/33		3,500,000		3,822,840
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C, AGMC Insured, 5.00%, 6/01/33		2,045,000		2,372,507
Bulloch County Development Authority Lease Revenue, Georgia Southern University Student Housing and Athletic Facilities Project, XLCA Insured, 5.00%, 8/01/27		5,000,000		5,167,500
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Five LLC Project, AGMC Insured, 5.00%, 7/01/36		2,055,000		2,348,557
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,				
Series B, 5.50%, 1/01/33		5,000,000		5,453,650
Series E, 7.00%, 1/01/23		5,000,000		6,028,450
Calhoun GO, School, 4.00%,				
9/01/29		4,150,000		4,692,654
9/01/32		6,000,000		6,685,620
Camden County Public Service Authority Revenue, St. Mary's Project, Refunding, 4.50%,				
12/01/31		1,200,000		1,372,824
12/01/32		1,000,000		1,138,580
Carroll City-County Hospital Authority Revenue, Anticipation Certificates, Tanner Medical Center Inc. Project,				
5.00%, 7/01/40		5,000,000		5,600,850
Assured Guaranty, 5.00%, 7/01/38		5,000,000		5,509,500
Cherokee County School System GO, 5.00%, 8/01/33		5,000,000		6,056,700
Cherokee County Water and Sewer Authority Revenue,				
AGMC Insured, 5.00%, 8/01/35		3,000,000		3,422,040
NATL Insured, 6.90%, 8/01/18		10,000		10,029
Clarke County Hospital Authority Revenue, Athens Regional Medical Center Project, Refunding, 5.00%, 1/01/32		2,000,000		2,362,620
Clayton County Development Authority Revenue,				
Refunding, Series A, NATL Insured, 5.00%, 8/01/23		2,310,000		2,545,759
Tuff Archives LLC, Refunding, 5.00%, 7/01/33		5,000,000		5,872,050
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC Project, AGMC Insured, 5.00%, 7/01/36		3,000,000		3,421,290

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Clayton County Hospital Authority Revenue, Anticipation Certificates, Southern Regional Medical Center Project, Refunding, Series A,		
5.00%, 8/01/30	2,000,000	2,274,640
5.25%, 8/01/35	1,000,000	1,146,210
Clayton County MFHR, Pointe Clear Apartments Project, AGMC Insured, 5.70%, 7/01/23	930,000	931,228
Clayton County Urban Redevelopment Agency Revenue, Clayton County Project, Refunding, 5.00%, 2/01/28	1,285,000	1,563,794
Cobb County Development Authority University Facilities Revenue, Kennesaw State University Foundations Project, Series D, NATL Insured, 5.00%, 7/15/29	5,000,000	5,108,450
Cobb County Kennestone Hospital Authority Revenue, Anticipation Certificates, Refunding, 5.00%, 4/01/30	2,500,000	3,022,400
Columbia County Water and Sewerage Revenue,		
AGMC Insured, Pre-Refunded, 5.00%, 6/01/24	1,010,000	1,080,619
Refunding, 4.50%, 6/01/33	4,015,000	4,619,458
Refunding, AGMC Insured, 5.00%, 6/01/24	120,000	126,288
Columbus Water and Sewer Revenue, AGMC Insured, 5.00%, 5/01/29	2,500,000	2,775,325
Coweta County Development Authority Revenue, Piedmont Healthcare Project, 5.00%, 6/15/40	5,000,000	5,496,000
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty,		
5.25%, 9/01/30	1,750,000	1,962,957
5.50%, 9/01/37	5,000,000	5,634,600
Decatur County School Building Authority Revenue, High School Project, AGMC Insured, 5.00%, 10/01/32	1,500,000	1,657,095
DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and Judicial Facility Project, 5.00%, 12/01/29	2,000,000	2,108,380
DeKalb County Water and Sewer Revenue,		
Refunding, Series B, AGMC Insured, 5.00%, 10/01/35	4,000,000	4,950,800
Series A, 5.25%, 10/01/41	11,425,000	13,384,730
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue,		
Georgia Gwinnett College Student Center LLC Project, 5.50%, 7/01/34	3,000,000	3,301,380
GGCF Athletic Fields LLC Project, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,683,900
DeKalb Private Hospital Authority Revenue Anticipation Certificates, Children's Healthcare of Atlanta Inc. Project, Refunding, 5.25%, 11/15/39	5,000,000	5,673,600
Douglasville-Douglas County Water and Sewer Authority Revenue, NATL Insured, 5.00%,		
6/01/29	3,410,000	3,703,294
6/01/32	2,225,000	2,581,779
East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured, 5.00%, 2/01/34	5,480,000	5,554,638
Fairburn GO, AGMC Insured, 5.75%, 12/01/31	2,000,000	2,383,600
Fayette County School District GO, AGMC Insured,		
4.75%, 3/01/21	1,355,000	1,511,001
4.95%, 3/01/25	1,000,000	1,105,970
Forsyth County Water and Sewerage Authority Revenue, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,740,950
Fulton County Development Authority Revenue,		
AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37	3,075,000	3,582,467
Georgia Tech Facilities Inc. Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,650,160
Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	4,045,090
Georgia Tech Foundation Inc., Series A, 5.00%, 11/01/27	1,060,000	1,313,478
Georgia Tech Foundation Inc., Series A, 5.00%, 11/01/28	1,200,000	1,482,504
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/29	6,845,000	8,445,566
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/30	2,000,000	2,456,240
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/31	2,455,000	3,003,398
Molecular Science Building Project, NATL Insured, 5.00%, 5/01/25	2,240,000	2,368,285
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	5,000,000	5,587,850
Piedmont Healthcare Inc. Project, Refunding, Series A, 5.25%, 6/15/37	5,000,000	5,729,350
Fulton County Water and Sewer Revenue, NATL RE, FGIC Insured, 5.00%, 1/01/30	2,500,000	2,614,075
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare Project, Series A, 5.375%, 2/15/40	5,000,000	5,700,600
Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%, 12/01/26	2,000,000	2,018,640
Georgia State Municipal Electric Authority Power Revenue, Series W,		
6.60%, 1/01/18	955,000	1,057,691
ETM, 6.60%, 1/01/18	45,000	46,528
Georgia School Boards Assn. Inc. COP, DeKalb County Public Schools Project,		
AMBAC Insured, 5.00%, 12/01/27	4,285,000	4,735,611
NATL Insured, 5.00%, 12/01/25	2,600,000	2,771,366
Georgia State GO,		
Series A, 4.00%, 7/01/32	5,000,000	5,726,500
Series B, 5.00%, 7/01/28	3,225,000	3,803,500
Series I, 4.00%, 11/01/27	5,000,000	5,785,450
Georgia State HFAR, SFM, Series C, 5.00%, 12/01/27	1,000,000	1,051,210

Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation I LLC Project,		
6.00%, 6/15/34	5,000,000	5,926,60
Assured Guaranty, 5.625%, 6/15/38	3,000,000	3,422,97
Georgia State Municipal Electric Authority Power Revenue, Series GG, 5.00%, 1/01/39	7,000,000	8,255,80
Georgia State Municipal Gas Authority Revenue, Gas Portfolio III, Refunding, Series S, 5.00%,		
10/01/25	2,500,000	3,046,12
10/01/26	2,500,000	3,033,97
10/01/27	1,000,000	1,210,69
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia Health System Project, Series A, 5.625%, 8/01/34	5,000,000	5,672,30
Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,		
NATL Insured, Pre-Refunded, 5.00%, 1/01/24	8,500,000	8,930,18
Refunding, NATL Insured, 5.25%, 1/01/22	3,000,000	3,848,25
Refunding, NATL Insured, 5.25%, 1/01/24	2,000,000	2,635,70
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series D, AGMC Insured, 5.50%, 7/01/37	4,000,000	4,625,92
Gwinnett County School District GO,		
5.00%, 2/01/32	4,125,000	4,852,07
5.00%, 2/01/36	5,815,000	6,720,91
Pre-Refunded, 5.00%, 2/01/32	875,000	1,065,68
Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured, 5.00%, 12/01/27	2,015,000	2,171,38
Habersham County School District GO, NATL Insured, 5.00%, 4/01/28	2,750,000	3,025,00
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	3,300,000	4,396,95
Jackson County School District GO,		
NATL Insured, Pre-Refunded, 5.00%, 3/01/25	3,000,000	3,308,67
Refunding, 5.00%, 3/01/24	5,000,000	6,573,65
Refunding, 5.00%, 3/01/25	4,785,000	6,354,76
LaGrange-Troup County Hospital Authority Revenue, Series A, 5.50%, 7/01/38	4,000,000	4,513,92
Lincoln County School District GO, 5.50%, 4/01/37	2,200,000	2,594,94
Macon-Bibb County Hospital Authority Revenue, The Medical Center of Central Georgia Inc. Project, RAN, 5.00%, 8/01/35	5,000,000	5,507,10
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	6,238,00
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project,		
Assured Guaranty, 6.375%, 8/01/29	4,000,000	4,697,24
Refunding, AGMC Insured, 5.00%, 8/01/41	5,000,000	5,475,05
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture Series,		
Refunding, Series B, AGMC Insured, 5.00%, 7/01/37	10,000,000	11,285,80
Series A, 5.00%, 7/01/39	8,730,000	10,073,63
Municipal Electric Authority Revenue,		
General Resolution Projects, sub. note, Refunding, Series D, 5.50%, 1/01/26	5,000,000	5,970,75
Project 1, sub. bond, Series E, NATL Insured, 5.00%, 1/01/25	2,315,000	2,515,13
Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton LLC Academic Building Newton Campus Project, CIFG Insured, 5.00%, 6/01/24	3,150,000	3,408,23
Paulding County GO, Courthouse Government Complex Project, NATL RE, FGIC Insured, 5.00%, 2/01/32	4,000,000	4,465,96
Paulding County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.00%, 4/01/42	3,500,000	4,050,02
Paulding County School District GO, 5.00%, 2/01/33	4,000,000	4,554,96
Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State University Foundation Property LLC Project, AMBAC Insured, 5.00%, 6/01/34	3,000,000	3,249,09
Private Colleges and Universities Authority Revenue, Emory University, Refunding, 5.00%, 9/01/35	10,000,000	11,924,00
Richmond County Development Authority Educational Facilities Revenue, Augusta State University Jaguar Student Center LLC Project, Series A, XLCA Insured, 5.00%, 7/01/29	1,000,000	1,053,96
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.80%, 12/01/20	1,500,000	1,502,43
Rockdale County Water and Sewer Authority Revenue, AGMC Insured, 5.00%, 7/01/29	4,000,000	4,382,76
Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30	1,500,000	1,585,59
South Fulton Municipal Regional Water and Sewer Authority Water Revenue, NATL Insured, Pre-Refunded, 5.00%, 1/01/33	3,500,000	3,512,21
Thomasville Hospital Authority Revenue, Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project,		
5.25%, 11/01/35	1,000,000	1,117,72
5.375%, 11/01/40	5,000,000	5,620,35
Upper Oconee Basin Water Authority Revenue, Refunding, NATL Insured, 5.00%, 7/01/26	1,000,000	1,101,86
Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical Center Project,		
5.00%, 10/01/33	2,000,000	2,131,96
Series B, 5.00%, 10/01/41	3,000,000	3,431,91
Walton County School District GO, Refunding, 5.25%,		
8/01/23	3,700,000	4,945,30
8/01/24	3,000,000	4,072,47
8/01/25	3,775,000	5,196,66

Walton County Water and Sewer Authority Revenue,		
Hard Labor Creek Project, AGMC Insured, 5.00%, 2/01/33	5,000,000	5,603,550
Oconee, Hard Creek Resources Project, AGMC Insured, 5.00%, 2/01/38	3,845,000	4,279,562
Ware County Hospital Authority Revenue, Anticipation Certificates, NATL Insured, 5.25%, 3/01/25	3,000,000	3,011,160
		584,673,516
U.S. Territories 6.9%		
Puerto Rico 6.9%		
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	5,000,000	5,381,200
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series L, NATL Insured, 5.25%, 7/01/35	10,000,000	10,759,800
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series A, 5.00%, 7/01/42	5,000,000	5,106,650
Series XX, 5.25%, 7/01/40	5,000,000	5,173,350
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Series A, 5.375%, 8/01/39	10,000,000	10,886,700
first sub., Series C, 5.50%, 8/01/40	5,000,000	5,507,450
Senior Series C, 5.25%, 8/01/40	1,430,000	1,609,737
		44,424,887
Total Municipal Bonds before Short Term Investments (Cost $566,252,454)		629,098,403
Short Term Investments 0.6%		
Municipal Bonds 0.6%		
Georgia 0.6%		
[a]Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic Assn. Project, Series B, Daily VRDN and Put, 0.17%, 7/01/35	3,500,000	3,500,000
[a]Burke County Development Authority PCR, Georgia Power Co. Plant Voltage Project, Refunding, First Series, Daily VRDN and Put, 0.20%, 7/01/49	200,000	200,000
Total Short Term Investments (Cost $3,700,000)		3,700,000
Total Investments (Cost $569,952,454) 98.7%		632,798,403
Other Assets, less Liabilities 1.3%		8,253,473
Net Assets 100.0%		$ 641,051,876

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
EDA - Economic Development Authority
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GO - General Obligation
HFAR - Housing Finance Authority Revenue
IDAR - Industrial Development Authority Revenue
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PCR - Pollution Control Revenue
RAN - Revenue Anticipation Note
SFM - Single Family Mortgage
XLCA - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 95.0%		
Alabama 0.6%		
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%,		
9/01/37	$ 5,000,000	$ 5,788,550
9/01/42	18,500,000	21,333,645
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	6,000,000	7,163,280
Camden IDB Exempt Facilities Revenue, Weyerhaeuser,		
Series A, Pre-Refunded, 6.125%, 12/01/24	3,000,000	3,173,670
Series B, Pre-Refunded, 6.375%, 12/01/24	1,750,000	1,849,313
Courtland IDB Environmental Improvement Revenue, International Paper Co. Projects, Refunding, Series B, 6.25%, 8/01/25	2,500,000	2,552,075
Cullman County Health Care Authority GO, Refunding, Series A, 7.00%, 2/01/36	7,500,000	8,269,050
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/01/33	5,500,000	7,150,495
Selma IDBR, Gulf Opportunity Zone, International Paper Co. Projects, Series A, 5.80%, 5/01/34	3,000,000	3,402,660
		60,682,738
Arizona 2.4%		
Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health Network, Pre-Refunded, 6.375%, 12/01/37	2,500,000	2,525,000
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	11,242,600
Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%, 12/01/32	14,500,000	15,095,805
Downtown Phoenix Hotel Corp. Revenue, sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	12,000,000	12,445,200
Maricopa County IDA Health Facility Revenue, Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26	7,500,000	8,061,900
Maricopa County PCC, PCR,		
El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 4/01/40	20,000,000	23,993,400
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	15,000,000	17,223,900
Southern California Edison Co., Refunding, Series A, 5.00%, 6/01/35	6,025,000	6,784,813
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series D, 5.75%, 6/01/34	10,750,000	12,400,448
Phoenix Civic Improvement Corp. Airport Revenue,		
junior lien, Series A, 5.00%, 7/01/40	24,000,000	27,021,600
senior lien, Series A, 5.00%, 7/01/38	15,000,000	17,123,400
Pima County IDAR, Industrial Development, Tucson Electric Power Co., Series A, 6.375%, 9/01/29	35,000,000	35,292,250
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%, 7/01/41	10,000,000	11,317,800
Salt Verde Financial Corp. Senior Gas Revenue,		
5.25%, 12/01/25	6,000,000	7,220,760
5.50%, 12/01/29	11,105,000	13,882,249
University Medical Center Corp. Hospital Revenue,		
6.00%, 7/01/24	250,000	298,210
6.25%, 7/01/29	1,000,000	1,180,110
5.00%, 7/01/35	10,175,000	10,428,561
6.50%, 7/01/39	1,500,000	1,764,045
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc. Project, Refunding, Series A, 6.375%, 12/01/37	15,500,000	13,266,605
		248,568,656
Arkansas 0.1%		
Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch Corp. Projects, Series A, 7.75%, 8/01/25	3,800,000	3,881,130
Baxter County IDR, Aeroquip Corp. Project, Refunding, 5.80%, 10/01/13	2,400,000	2,474,376
		6,355,506
California 16.4%		
Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 6.00%, 9/01/38	5,200,000	5,359,068
Alvord USD, GO, Election of 2007, Refunding, Series B, AGMC Insured, zero cpn., 8/01/41	30,750,000	7,182,277
Anaheim City School District GO,		
Election of 2002, AGMC Insured, zero cpn., 8/01/30	5,000,000	2,263,350
Capital Appreciation, Election of 2002, AGMC Insured, zero cpn., 8/01/29	7,000,000	3,346,700
Azusa Special Tax, CFD No. 2005-1, Improvement Area 1, 5.00%, 9/01/37	5,000,000	4,594,200
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.50%, 4/01/43	29,685,000	34,207,807
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A, 5.35%, 9/01/36	3,680,000	3,703,957
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23	3,535,000	3,979,031
California County Tobacco Securitization Agency Tobacco Revenue, Tobacco Settlement Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,700,666

California Health Facilities Financing Authority Revenue,		
Children's Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	6,207,350
Children's Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	9,931,760
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/24	2,295,000	2,381,499
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/29	2,220,000	2,296,146
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/33	3,130,000	3,214,541
California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31	20,000,000	19,489,400
California Infrastructure and Economic Development Bank Revenue, Department of Social Services Administration Building, AMBAC Insured, 5.00%,		
12/01/30	10,300,000	11,954,798
12/01/35	5,000,000	5,684,800
California PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%, 8/01/40	6,000,000	6,506,520
California State GO,		
Refunding, 5.25%, 4/01/30	50,000	50,169
Various Purpose, 6.00%, 4/01/38	28,725,000	35,400,690
Various Purpose, 5.25%, 11/01/40	47,000,000	55,810,620
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	83,181,700
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	71,586,000
Various Purpose, Refunding, 5.00%, 10/01/41	10,000,000	11,514,700
Various Purpose, Refunding, 5.00%, 4/01/42	20,000,000	23,178,200
California State Municipal Finance Authority Revenue, Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	6,270,100
California State Public Works Board Lease Revenue,		
Trustees of California State University, Series J, 6.00%, 11/01/29	7,365,000	9,037,591
Trustees of California State University, Series J, 6.00%, 11/01/34	17,560,000	21,311,167
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	20,579,913
Various Capital Projects, Series A, 5.00%, 4/01/33	12,500,000	14,289,875
California Statewide CDA Revenue,		
American Baptist Home West, Refunding, 6.00%, 10/01/29	3,125,000	3,453,500
American Baptist Home West, Refunding, 6.25%, 10/01/39	5,000,000	5,511,800
Kaiser Permanente, Series A, 5.00%, 4/01/42	20,000,000	23,195,800
Monterey Institute International, 5.50%, 7/01/31	13,240,000	15,552,631
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,651,300
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	11,108,500
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	25,000,000	26,814,750
Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	11,730,000	11,995,684
California Statewide CDA Special Tax Revenue, CFD No. 2007-1, Orinda, 6.00%, 9/01/37	10,000,000	10,171,800
Centinela Valley UHSD, GO, Election of 2010, Series B, AGMC Insured, zero cpn., 8/01/37	8,400,000	2,187,948
Chabot-Las Positas Community College District GO, Capital Appreciation, Series C, AMBAC Insured, zero cpn.,		
8/01/33	21,015,000	7,579,480
8/01/34	10,000,000	3,415,400
8/01/45	34,035,000	6,530,295
Chino CFD Special Tax, No. 03-3, Improvement Area 2, 5.00%, 9/01/36	2,215,000	2,178,541
Chula Vista CFD Special Tax,		
No. 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34	2,870,000	2,917,298
No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36	1,890,000	1,825,778
El Dorado County CFD No. 2001-1 Special Tax, Promontory Specific Plan, 6.30%, 9/01/31	3,500,000	3,537,835
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,		
5.85%, 1/15/23	35,000,000	36,384,250
zero cpn., 1/15/22	49,115,000	28,751,921
zero cpn., 1/15/31	4,000,000	1,361,000
zero cpn., 1/15/34	4,500,000	1,274,715
zero cpn., 1/15/36	4,000,000	999,920
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,		
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	9,960,000	8,891,292
Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42	10,000,000	10,374,800
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	30,750,000	32,471,692
Enhanced, Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/45	13,250,000	13,991,867
Lake Elsinore 1915 Act Special Assessment, Limited Obligation, AD No. 93-1, Refunding, 7.00%, 9/02/30	7,000,000	7,019,740
Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34	5,000,000	5,082,650
Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36	6,595,000	6,313,921
Los Angeles Department of Airports Airport Revenue, Los Angeles International Airport,		
Senior, Refunding, Series A, 5.00%, 5/15/40	25,500,000	29,431,080
senior bond, Series D, 5.00%, 5/15/40	52,685,000	60,806,920
Los Angeles MFR, Refunding,		
Series J-1B, 7.125%, 1/01/24	10,000	10,007

Series J-1C, 7.125%, 1/01/24	85,000	85,020
Series J-2B, 8.50%, 1/01/24	55,000	55,029
[a]Series J-2C, 8.50%, 1/01/24	450,000	450,032
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	43,756,254
Los Angeles Wastewater System Revenue, Refunding, Series A, NATL Insured, 5.00%, 6/01/30	7,530,000	8,355,213
M-S-R Energy Authority Gas Revenue,		
Series B, 6.125%, 11/01/29	30,505,000	39,875,221
Series B, 7.00%, 11/01/34	20,000,000	29,189,000
Series C, 6.50%, 11/01/39	20,000,000	28,616,000
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,342,012
Palmdale Elementary School District Special Tax, CFD No. 90-1,		
Series A, AGMC Insured, zero cpn., 8/01/28	1,500,000	734,865
Series A, AGMC Insured, zero cpn., 8/01/30	1,250,000	547,588
Series A, AGMC Insured, zero cpn., 8/01/31	1,250,000	516,888
Capital Appreciation, Series A, AGMC Insured, zero cpn. to 8/01/25, 5.625% thereafter, 8/01/34	2,500,000	1,383,950
Perris UHSD Financing Authority Revenue,		
5.75%, 9/01/30	1,690,000	1,744,165
6.00%, 9/01/33	2,570,000	2,652,805
6.125%, 9/01/41	5,500,000	5,676,055
Poway USD Special Tax,		
CFD No. 11, Area A, 5.375%, 9/01/28	2,965,000	2,986,229
CFD No. 11, Area A, 5.375%, 9/01/34	2,205,000	2,212,806
CFD No. 14, Del Sur, 5.25%, 9/01/36	7,465,000	7,497,025
Rocklin Special Tax, CFD No. 10, Whitney, 5.00%, 9/01/35	7,030,000	6,499,235
Romoland School District Special Tax, CFD No. 1,		
Improvement Area 1, 5.35%, 9/01/28	7,015,000	7,146,601
Improvement Area 1, 5.40%, 9/01/36	6,175,000	6,260,647
Improvement Area 2, 5.35%, 9/01/38	7,900,000	7,855,602
Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25	1,550,000	1,567,190
San Buenaventura Revenue, Community Memorial Health System,		
8.00%, 12/01/31	10,000,000	13,048,200
7.50%, 12/01/41	15,000,000	18,815,100
San Diego USD, GO, Election of 2008, Series E,		
zero cpn., 7/01/42	51,165,000	21,739,497
zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	23,000,000	9,603,420
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	10,000,000	11,346,800
San Francisco City and County RDA Lease Revenue, George R. Moscone Center, zero cpn.,		
7/01/13	4,250,000	4,229,430
7/01/14	2,250,000	2,208,420
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	22,500,000	23,760,675
Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	20,000,000	20,835,200
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	19,022,375
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	18,985,356
junior lien, ETM, zero cpn., 1/01/24	52,700,000	42,324,424
junior lien, ETM, zero cpn., 1/01/25	45,200,000	35,124,468
junior lien, ETM, zero cpn., 1/01/26	131,900,000	99,089,875
junior lien, ETM, zero cpn., 1/01/27	139,100,000	101,387,208
senior lien, 5.00%, 1/01/33	27,970,000	27,970,839
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	12,078,800
San Mateo Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	40,000,000	24,389,200
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	11,809,600
Saugus USD Special Tax, CFD No. 2002-1, 6.00%, 9/01/33	3,150,000	3,185,689
Seal Beach CFD No. 05-01 Special Tax, Pacific Gateway Business Center, 5.30%, 9/01/36	2,000,000	2,013,300
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.00%, 9/01/36	7,740,000	8,772,980
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/27	9,855,000	11,768,151
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2, 6.30%, 9/02/33	6,000,000	6,089,580
[h,b,i]Stockton PFA Lease Revenue, Capital Improvement Projects, Series A,		
6.75%, 9/01/29	15,905,000	8,147,654
7.00%, 9/01/38	12,175,000	6,214,485

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Tustin CFD No. 06-01 Special Tax, Legacy/Columbus Villages, Series A, 6.00%, 9/01/36	19,885,000	20,815,419
		1,669,790,287
Colorado 4.1%		
Colorado State Health Facilities Authority Revenue, Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	20,000,000	22,187,400
Denver City and County Airport System Revenue,		
Series B, 5.00%, 11/15/32	18,000,000	21,330,360
Series B, 5.00%, 11/15/33	16,435,000	19,397,902
Series B, 4.00%, 11/15/43	10,250,000	10,756,247
Series B, 5.00%, 11/15/43	15,775,000	18,235,111
Series D, 7.75%, 11/15/13	95,000	101,584
Denver City and County Special Facilities Airport Revenue, United Airlines Project, Refunding, Series A, 5.25%, 10/01/32	9,000,000	9,226,350
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%,		
12/01/30	15,000,000	15,647,100
12/01/35	15,000,000	15,619,500
Denver Health and Hospital Authority Healthcare Revenue, Series A, Pre-Refunded, 6.25%, 12/01/33	4,000,000	4,462,240
E-470 Public Highway Authority Revenue,		
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/37	15,720,000	4,372,361
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/38	20,000,000	5,269,200
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/39	30,000,000	7,485,000
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	7,309,500
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	4,199,500
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	6,830,386
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	3,711,200
Series A, Sub Series A-1, NATL Insured, 5.50%, 9/01/24	10,000,000	10,919,600
Series C, 5.375%, 9/01/26	5,000,000	5,608,850
Series C, Sub Series C-1, NATL Insured, 5.50%, 9/01/24	3,000,000	3,275,880
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	6,000,000	6,551,760
Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding, 6.95%, 8/01/19	41,200,000	43,009,092
Public Authority for Colorado Energy Natural Gas Purchase Revenue,		
6.125%, 11/15/23	2,465,000	3,108,045
6.25%, 11/15/28	12,500,000	16,691,125
6.50%, 11/15/38	90,100,000	130,199,906
Regional Transportation District COP, Series A, 5.00%, 6/01/25	13,500,000	15,612,345
Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/28	7,640,000	7,905,414
[a,d]Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	3,005,670
		422,028,628
Connecticut 0.1%		
Connecticut State Health and Educational Facilities Authority Revenue, St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20	5,650,000	5,653,842
District of Columbia 2.8%		
District of Columbia Ballpark Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 2/01/35	18,000,000	18,673,740
District of Columbia Hospital Revenue, Children's Hospital Obligated Group, Assured Guaranty, 5.25%, 7/15/38	11,000,000	11,984,280
District of Columbia Income Tax Secured Revenue,		
Refunding, Series D, 4.00%, 12/01/37	3,740,000	4,054,010
Series C, 5.00%, 12/01/35	21,250,000	25,815,350
Series C, 4.00%, 12/01/37	7,905,000	8,568,704
Series C, 5.00%, 12/01/37	4,360,000	5,245,560
District of Columbia Revenue,		
American Society Hematology, 5.00%, 7/01/36	1,500,000	1,679,040
American Society Hematology, 5.00%, 7/01/42	2,000,000	2,230,120
Assn. of American Medical Colleges, Series B, 5.25%, 10/01/36	12,425,000	14,245,387
Capital Appreciation, Georgetown University, Growth and Income Securities, AMBAC Insured, zero cpn. to 3/31/18, 5.00% thereafter, 4/01/36	27,105,000	22,622,646
The Catholic University of America, Refunding, 5.00%, 10/01/34	3,750,000	4,173,188
Center for Strategic and International Studies Inc. Issue, Refunding, 6.375%, 3/01/31	5,200,000	5,792,644
Center for Strategic and International Studies Inc. Issue, Refunding, 6.625%, 3/01/41	5,500,000	6,100,875
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	14,410,240
Methodist Home Issue, 6.00%, 1/01/29	4,750,000	4,751,805
Methodist Home Issue, Series A, 7.375%, 1/01/30	2,525,000	2,622,389
Methodist Home Issue, Series A, 7.50%, 1/01/39	4,150,000	4,307,741
District of Columbia Tobacco Settlement FICO Revenue,		
Asset-Backed Bonds, Refunding, 6.50%, 5/15/33	22,000,000	26,577,100
Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46	175,000,000	16,600,500

Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46	66,000,000	3,538,920
District of Columbia Water and Sewer Authority Public Utility Revenue, sub. lien, Series A, 5.00%, 10/01/37	8,000,000	9,524,640
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	60,000,000	63,108,000
Washington Convention and Sports Authority Dedicated Tax Revenue, senior lien, Convention Center Hotel Project, Series A, 5.00%, 10/01/40	10,000,000	10,875,500
		287,502,379
Florida 5.3%		
Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34	4,500,000	4,347,225
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project, 7.00%, 4/01/39	6,500,000	8,122,725
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31	1,215,000	1,216,458
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	10,000,000	11,751,500
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	1,720,000	1,638,661
Citizens Property Insurance Corp. Revenue,		
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	29,758,250
Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22	10,760,000	12,899,088
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%, 8/15/32	10,550,000	10,591,673
East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36	1,425,000	1,437,326
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.50%, 3/01/33	7,975,000	10,478,034
Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D, 6.00%, 6/01/23	5,000,000	6,952,700
Halifax Hospital Medical Center Hospital Revenue, Refunding and Improvement, Series A, 5.375%, 6/01/46	18,000,000	19,480,500
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,833,670
Hillsborough County IDAR, Refunding, Series B, 5.25%,		
10/01/28	1,500,000	1,534,665
10/01/34	7,250,000	7,415,155
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/29	15,715,000	18,775,025
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,560,000	2,553,626
Indigo CDD Capital Improvement Revenue, Refunding,		
Series A, 7.00%, 5/01/31	820,000	798,541
[a,b]Series C, 7.00%, 5/01/30	4,390,000	2,195,000
Islands at Doral CDD Special Assessment, 6.125%, 5/01/24	1,430,000	1,470,326
[a]Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32	1,335,000	1,329,967
Lakeland Retirement Community Revenue, first mortgage, Carpenters Estates, Accredited Investors, Refunding,		
5.875%, 1/01/19	1,350,000	1,482,935
6.25%, 1/01/28	1,230,000	1,322,262
6.375%, 1/01/43	2,250,000	2,365,740
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B, CIFG Insured, 5.00%, 10/01/30	11,505,000	12,228,664
Martin County Health Facilities Authority Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,218,950
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	24,506,881
Miami-Dade County Educational Facilities Authority Revenue, University of Miami, Refunding, Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	14,005,211
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	30,270,000	33,735,310
Miami-Dade County School Board COP, Series B, Assured Guaranty, 5.00%, 5/01/33	14,310,000	16,123,506
Miami-Dade County Special Obligation Revenue,		
Refunding, Series A, 5.00%, 10/01/28	8,365,000	9,927,582
Refunding, Series A, 5.00%, 10/01/29	10,000,000	11,830,300
Refunding, Series A, 5.00%, 10/01/30	11,925,000	13,995,895
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,849,700
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	5,239,755
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,733,665
Miami-Dade County Transit Sales Surtax Revenue, Sales Tax, 5.00%, 7/01/42	31,855,000	37,005,953
Midtown Miami Community Development Special Assessment Revenue,		
Series A, 6.25%, 5/01/37	7,500,000	7,620,225
Series B, 6.50%, 5/01/37	3,825,000	3,887,195
North Sumter County Utility Dependent District Utility Revenue, Subordinated,		
6.00%, 10/01/30	3,780,000	4,210,731
6.25%, 10/01/43	6,885,000	7,568,388
Northern Palm Beach County ID Special Assessment, Water Control and Improvement Bonds, Unit of Development No. 46, Series A, 5.35%, 8/01/41	800,000	778,232
Orlando-Orange County Expressway Authority Revenue,		
Refunding, 5.00%, 7/01/22	2,500,000	3,152,875
Refunding, 5.00%, 7/01/23	2,000,000	2,490,720
Series C, 5.00%, 7/01/40	15,000,000	16,920,900
Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36	1,200,000	964,380

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Pelican Marsh CDD Special Assessment Revenue, Refunding,		
4.875%, 5/01/22	1,500,000	1,519,710
5.375%, 5/01/31	1,500,000	1,524,840
Pensacola Airport Revenue, Airport Revenue Bonds, Refunding, 6.00%, 10/01/28	7,000,000	7,758,590
Port St. Lucie Utility System Revenue, Refunding, Series A, NATL Insured, 5.00%, 9/01/29	11,025,000	12,235,765
[a] Portico CDD Capital Improvement Revenue, 5.45%, 5/01/37	2,600,000	1,321,424
[a,b] Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	946,750
River Place St. Lucie CDD Special Assessment Revenue, Series A, 7.625%,		
5/01/21	815,000	816,948
5/01/30	1,590,000	1,591,574
Somerset County Revenue, Somerset CDD, 5.30%, 5/01/37	7,100,000	4,941,671
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,		
4.75%, 5/01/32	11,235,000	11,944,940
5.00%, 5/01/36	12,500,000	13,531,000
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group, 5.00%, 8/15/32	15,000,000	16,345,050
South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24	2,115,000	2,175,172
Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24	1,740,000	1,781,621
Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37	1,840,000	1,161,224
Verandah West CDD Revenue, Capital Improvement, Series A, 6.625%, 5/01/33	7,645,000	7,734,599
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38	8,300,000	10,080,350
Village CDD No. 9 Special Assessment Revenue,		
6.75%, 5/01/31	8,725,000	10,306,930
7.00%, 5/01/41	7,725,000	9,081,587
Refunding, 5.00%, 5/01/22	2,040,000	2,237,084
Refunding, 5.25%, 5/01/31	2,275,000	2,487,235
Refunding, 5.50%, 5/01/42	2,250,000	2,475,248
Village Center CDD Recreational Revenue, sub. bond,		
Series B, 6.25%, 1/01/13	910,000	913,458
Series B, 8.25%, 1/01/17	1,095,000	1,099,938
Series C, 7.375%, 1/01/19	1,725,000	1,733,780
Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36	1,600,000	1,553,968
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	930,000	930,800
Winter Garden Village at Fowler Groves CDD Special Tax, 5.65%, 5/01/37	1,865,000	1,951,107
		539,928,433
Georgia 2.7%		
Atlanta Airport Revenue, General, Series A, 5.00%, 1/01/40	10,000,000	11,520,200
Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31	1,035,000	1,097,866
Atlanta Water and Wastewater Revenue, Refunding,		
Series A, 6.25%, 11/01/34	30,000,000	38,140,500
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	34,871,400
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	1,417,315
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,		
Series C, 5.70%, 1/01/43	55,000,000	60,229,400
Series E, 7.00%, 1/01/23	25,000,000	30,142,250
Carrollton Payroll Development Authority Revenue, UWG Phase II LLC Project, AGMC Insured, 5.00%, 6/15/40	10,000,000	11,476,900
Floyd County Development Authority Environmental Improvement Revenue, Temple-Inland Inc., Refunding, 5.70%, 12/01/15	1,575,000	1,603,759
Forsyth County Hospital Authority Revenue, Anticipation Certificates, Georgia Baptist Health Care System Project, ETM,		
6.25%, 10/01/18	4,565,000	5,280,975
6.375%, 10/01/28	8,000,000	11,047,200
Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27	5,000,000	5,054,750
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy, Refunding, 5.125%, 3/01/37	6,500,000	6,406,270
Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding, NATL Insured, 5.00%, 7/01/34	15,000,000	15,697,200
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%,		
9/15/25	5,000,000	6,221,950
9/15/27	4,000,000	4,990,400
9/15/28	10,000,000	12,463,800
McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest Products, 6.95%, 12/01/23	5,120,000	5,397,658
Richmond County Development Authority Environmental Improvement Revenue, International Paper Co. Project, Series A,		
6.25%, 11/01/33	7,000,000	8,032,780
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%, 11/01/33	4,865,000	5,582,782
		276,675,355
Hawaii 1.2%		
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. and Subsidiary Projects,		
6.50%, 7/01/39	7,500,000	8,805,750

[e]Hawaii State GO, Series EE,		
5.00%, 11/01/26	10,000,000	12,755,800
5.00%, 11/01/28	18,000,000	22,756,500
4.00%, 11/01/31	31,045,000	35,400,614
Honolulu City and County GO, Refunding, Series A, 5.00%,		
11/01/31	7,165,000	8,876,933
11/01/33	15,650,000	19,202,550
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Senior Series A, 5.00%,		
7/01/37	8,025,000	9,595,091
7/01/42	3,500,000	4,168,465
		121,561,703
Idaho 0.6%		
Idaho Health Facilities Authority Revenue, St. Luke's Health System Project, Series A, 6.75%, 11/01/37	12,500,000	15,086,750
Idaho State Housing and Finance Assn. EDR, TDF Facility Project, Recovery Zone Facilities, Series A, 7.00%, 2/01/36	13,305,000	15,125,390
Nez Perce County PCR,		
Potlatch 84, 7.00%, 12/01/14	5,000,000	5,207,650
Potlatch Corp. Project, Refunding, 6.00%, 10/01/24	22,500,000	22,592,700
		58,012,490
Illinois 5.7%		
Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%, 3/01/33	3,217,000	2,904,179
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, 5.50%, 11/01/40	3,570,000	3,866,846
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	11,000,000	11,040,920
Cary Special Tax, Refunding, Radian Insured, 5.00%, 3/01/30	3,035,000	3,062,740
Chicago Board of Education GO,		
Refunding, 5.00%, 12/01/31	12,500,000	14,311,875
Series A, 5.50%, 12/01/39	6,500,000	7,726,875
Series A, 5.00%, 12/01/42	30,200,000	34,099,424
Chicago GO,		
Project, Series A, 5.25%, 1/01/35	7,000,000	8,013,600
Refunding, Series A, AGMC Insured, 5.00%, 1/01/27	34,105,000	38,887,885
Chicago O'Hare International Airport Revenue,		
General Airport Third Lien, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/33	15,000,000	16,518,150
Passenger Facility, Series B, 5.00%, 1/01/35	12,555,000	14,437,371
Passenger Facility, Series B, 5.00%, 1/01/40	20,430,000	23,295,103
Refunding, Series A, AGMC Insured, 5.00%, 1/01/38	16,500,000	18,188,610
Chicago Sales Tax Revenue, Refunding, Series A, 5.00%, 1/01/41	10,000,000	11,638,400
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/36	11,000,000	12,956,350
Chicago Wastewater Transmission Revenue, second lien,		
4.00%, 1/01/42	5,000,000	5,204,650
5.00%, 1/01/42	14,805,000	16,989,182
Cook County GO, Refunding,		
Series A, 5.25%, 11/15/33	8,720,000	10,157,841
Series G, 5.00%, 11/15/28	50,000,000	58,211,500
Illinois Finance Authority Water Facility Revenue, American Water Capital Corp. Project, 5.25%,		
10/01/39	6,050,000	6,606,721
5/01/40	10,415,000	11,269,855
Illinois Health Facilities Authority Revenue, Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28	8,595,000	8,615,972
Illinois State Finance Authority Revenue,		
Institute Technology, 6.50%, 2/01/23	1,000,000	1,106,980
Institute Technology, 7.125%, 2/01/34	1,500,000	1,651,125
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	7,645,050
Navistar International, Recovery Zone Facility, 6.50%, 10/15/40	8,500,000	8,925,255
Resurrection Health Care, Series A, AGMC Insured, 5.25%, 5/15/29	15,500,000	16,769,760
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,915,450
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	17,237,850
Rush University Medical Center Obligated Group, Series B, 7.25%, 11/01/38	10,000,000	13,079,400
Sherman Health System, Series A, 5.50%, 8/01/37	17,240,000	19,051,579
Illinois State Finance Authority Student Housing Revenue,		
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	18,265,500
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,944,050
Illinois State GO, 5.00%,		
3/01/35	1,000,000	1,128,430
3/01/36	2,000,000	2,251,800
3/01/37	2,000,000	2,246,720

Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	10,475,000	12,090,454
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	7,500,000	11,052,150
Minooka Special Assessment, Improvement, Prairie Ridge Project, 6.875%, 3/01/33	3,000,000	2,933,940
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewage System, Refunding, XLCA Insured, 5.00%, 1/01/39	4,500,000	4,755,735
Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%, 3/01/34	7,670,000	7,811,205
Railsplitter Tobacco Settlement Authority Revenue,		
6.25%, 6/01/24	6,000,000	6,822,600
Refunding, 6.00%, 6/01/28	24,650,000	30,467,893
University of Illinois University Revenues, Auxiliary Facilities System, Refunding, NATL Insured, 5.00%, 4/01/32	22,430,000	24,146,792
Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,		
6.00%, 3/01/33	4,371,000	4,385,774
6.625%, 3/01/33	5,174,000	5,253,162
Yorkville United City Special Service Area Special Tax,		
No. 2003-101, Windett Ridge Project, 6.875%, 3/01/33	3,317,000	2,951,400
No. 2004-104, MPI Grande Reserve Project, 6.375%, 3/01/34	4,110,000	3,514,995
No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36	4,254,000	4,180,321
		582,589,219
Indiana 1.5%		
Delaware County Hospital Authority Hospital Revenue, Cardinal Health System Obligated Group, 5.25%, 8/01/36	5,000,000	5,313,450
Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,		
8/15/19	3,000,000	3,001,740
8/15/28	5,000,000	5,000,450
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, Series A, 5.00%, 6/01/32	10,000,000	10,906,800
Indiana Health and Educational Facility Financing Authority Hospital Revenue, Community Foundation of Northwest Indiana Obligated Group, 5.50%, 3/01/37	8,000,000	8,793,440
Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of Indiana, Refunding, 5.25%, 11/15/35	12,000,000	12,409,080
Indiana Health Facility Financing Authority Hospital Revenue, Community Foundation of Northwest Indiana Obligated Group, Pre-Refunded,		
6.25%, 3/01/25	5,900,000	6,391,765
6.00%, 3/01/34	12,000,000	12,963,120
Indiana Municipal Power Agency Power Supply System Revenue, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	4,000,000	4,859,480
Indiana State Finance Authority Revenue,		
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,628,350
Community Funding of New Indiana, 5.00%, 3/01/41	11,000,000	12,209,780
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,886,125
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, Series A,		
5.00%, 10/01/37	5,000,000	5,915,150
4.00%, 10/01/42	22,620,000	24,016,333
Jasper County PCR, Northern Indiana Public Service Co., Refunding, Series C, NATL Insured,		
5.60%, 11/01/16	10,000,000	11,281,600
5.85%, 4/01/19	5,000,000	5,871,450
		148,448,113
Iowa 0.4%		
Iowa Finance Authority Midwestern Disaster Area Revenue, Alcoa Inc. Project, 4.75%, 8/01/42	15,000,000	15,697,050
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project, Refunding, 6.00%, 9/01/39	11,000,000	12,311,310
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed, Refunding, Series B, 5.60%, 6/01/34	10,000,000	9,852,600
		37,860,960
Kansas 0.1%		
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	7,423,500
Kentucky 1.2%		
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,		
Refunding, Series C, NATL Insured, 6.10%, 10/01/22	10,650,000	11,063,966
Refunding, Series C, NATL Insured, 6.15%, 10/01/27	3,995,000	4,143,894
Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/22	5,325,000	5,627,886
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/27	6,005,000	6,349,026

Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health System, Refunding, Series A, 6.50%, 3/01/45	18,330,000	22,099,381
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22	10,825,000	10,833,552
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena, Series A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42	5,000,000	5,550,800
Louisville and Jefferson County Metropolitan Government College Revenue, Improvement, Bellarmie University Inc. Project,		
5.625%, 5/01/29	5,555,000	6,197,602
6.125%, 5/01/39	5,000,000	5,632,150
Louisville and Jefferson County Metropolitan Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	14,600,055
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	7,500,000	7,989,000
Owen County Waterworks System Revenue, American Water Co. Project, Series A,		
6.25%, 6/01/39	8,000,000	9,010,000
5.375%, 6/01/40	10,000,000	10,761,600
		119,858,912
Louisiana 3.4%		
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	14,004,270
Louisiana Local Government Environmental Facilities and CDA Revenue, Westlake Chemical Corp. Projects,		
6.75%, 11/01/32	41,250,000	46,667,362
Series A, 6.50%, 8/01/29	9,000,000	10,653,030
Series A-2, 6.50%, 11/01/35	8,000,000	9,450,720
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, 6.75%, 7/01/39	10,000,000	12,275,000
Louisiana Public Facilities Authority Revenue,		
Entergy Gulf States Louisiana, Refunding, Series A, 5.00%, 9/01/28	25,000,000	26,884,500
Entergy LLC Project, Refunding, 5.00%, 6/01/30	8,500,000	9,187,395
FHA Insured Mortgage, Baton Rouge General Medical Center Project, NATL Insured, 5.25%, 7/01/33	20,000,000	21,241,400
Ochsner Clinic Foundation Project, 6.50%, 5/15/37	5,000,000	6,112,900
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	18,788,635
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,000,000	10,638,100
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	10,680,500
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, 5.00%, 5/01/45	26,340,000	30,863,105
New Orleans GO,		
Limited Tax, NATL Insured, 5.00%, 3/01/21	5,000,000	5,348,300
Public Improvement, Series A, Radian Insured, 5.25%, 12/01/36	13,480,000	14,751,299
Refunding, Series A, 5.00%, 12/01/23	2,840,000	3,370,256
Refunding, Series A, 5.00%, 12/01/24	4,500,000	5,318,730
Refunding, Series A, 5.00%, 12/01/25	2,535,000	2,984,177
St. Charles Parish Gulf Opportunity Zone Revenue, Valero Project, Mandatory Put 6/01/22, 4.00%, 12/01/40	5,000,000	5,554,150
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	79,225,000	85,348,300
		350,122,129
Maine 0.2%		
Maine Health and Higher Educational Facilities Authority Revenue, MaineGeneral Medical Center Issue,		
6.75%, 7/01/36	4,250,000	5,208,630
7.00%, 7/01/41	10,000,000	12,355,100
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,802,256
		22,365,986
Maryland 0.6%		
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	7,000,000	7,729,540
Maryland State Community Development Administration Development Housing and CDR, Housing, Series A, 5.875%, 7/01/16	665,000	665,665
Maryland State EDC Port Facilities Revenue, CNX MarineTerminals Inc., Refunding, 5.75%, 9/01/25	8,600,000	9,496,292
Maryland State EDC Revenue, Chesapeake Bay Conference Center Project, senior lien, Refunding,		
Series A, 5.00%, 12/01/16	3,000,000	2,613,930
Series A, 5.00%, 12/01/31	10,000,000	7,184,300
Series B, 5.00%, 12/01/16	500,000	435,655
Series B, 5.25%, 12/01/31	2,000,000	1,434,780
Maryland State EDC, EDR, 5.75%, 6/01/35	13,070,000	14,845,167
Maryland State Health and Higher Educational Facilities Authority Revenue,		
Anne Arundel Health System, Series A, 6.75%, 7/01/39	3,000,000	3,822,540
Edenwald, Series A, 5.40%, 1/01/37	1,200,000	1,238,424

Washington County Hospital, 6.00%, 1/01/43	6,000,000	6,519,960
		55,986,253
Massachusetts 1.8%		
Massachusetts Bay Transportation Authority Revenue,		
Assessment, Refunding, Series A, 4.00%, 7/01/37	15,000,000	16,084,800
Assessment, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,909,900
General Transportation System, Series A, 7.00%, 3/01/21	940,000	1,271,867
General Transportation System, Series A, ETM, 7.00%, 3/01/21	930,000	1,065,529
Massachusetts State Development Finance Agency Resource Recovery Revenue, Covanta Energy Project, Refunding, Series C, 5.25%, 11/01/42	16,000,000	16,324,640
Massachusetts State Development Finance Agency Revenue,		
Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19	780,000	781,069
Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29	1,620,000	1,621,361
Curry College, Series A, ACA Insured, 5.00%, 3/01/36	2,000,000	2,054,560
Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15	880,000	881,206
Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23	3,500,000	3,503,465
Merrimack College, Refunding, Series A, 5.00%, 7/01/27	1,720,000	1,925,299
Merrimack College, Refunding, Series A, 5.00%, 7/01/32	1,450,000	1,588,489
Merrimack College, Refunding, Series A, 5.25%, 7/01/42	2,400,000	2,634,576
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put 5/01/19, Refunding, 5.75%, 12/01/42	3,700,000	4,580,415
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%, 7/01/41	10,340,000	11,615,542
Massachusetts State School Building Authority Sales Tax Revenue, Refunding, Senior Series B, 5.00%,		
8/15/29	19,000,000	23,866,660
8/15/30	20,000,000	24,983,200
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	40,000,000	54,470,000
		181,162,578
Michigan 3.4%		
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	15,900,000	19,943,370
Detroit GO, Distribution State Aid, 5.25%, 11/01/35	23,000,000	25,825,550
Detroit Sewage Disposal System Revenue, second lien,		
Series A, NATL Insured, 5.00%, 7/01/35	25,750,000	26,328,345
Series B, Assured Guaranty, 5.00%, 7/01/36	10,000,000	10,252,500
Series B, NATL Insured, 5.00%, 7/01/36	3,000,000	3,075,750
Series B, NATL RE, FGIC Insured, 5.50%, 7/01/29	5,000,000	5,983,200
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000	13,344,240
Detroit Water Supply System Revenue,		
Refunding, Series D, NATL Insured, 5.00%, 7/01/33	20,430,000	21,689,918
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	11,000,000	11,598,400
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	5,215,000	5,859,105
Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated Group, Refunding, Series A,		
5.75%, 9/01/17	430,000	430,495
5.00%, 8/15/38	5,250,000	4,776,660
Michigan State Building Authority Revenue, Facilities Program, Refunding,		
Series I, 6.00%, 10/15/38	6,000,000	7,066,440
Series I, AMBAC Insured, 5.00%, 10/15/33	13,495,000	14,521,295
Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,500,000	10,310,255
Series II, NATL Insured, 5.00%, 10/15/29	16,585,000	17,018,864
Series II-A, 5.375%, 10/15/41	10,000,000	11,964,600
Michigan State Finance Authority Revenue, School District of the City of Detroit, Refunding, 5.50%, 6/01/21	10,000,000	11,787,400
Michigan State Hospital Finance Authority Revenue,		
Marquette General Hospital Obligated Group, Series A, Pre-Refunded, 5.00%, 5/15/34	6,000,000	6,659,820
Memorial Healthcare Center, Refunding, 5.75%, 11/15/15	635,000	637,534
MidMichigan Obligated Group, Series A, 6.125%, 6/01/34	4,065,000	4,798,448
Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37	3,680,000	3,888,950
Michigan State Strategic Fund Limited Obligation Revenue, Dow Chemical,		
Mandatory Put 6/02/14, Refunding, Series A-1, 6.75%, 12/01/28	2,800,000	3,043,460
Refunding, Series B-2, 6.25%, 6/01/14	20,050,000	21,689,087
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior Series A, 6.00%,		
6/01/34	13,675,000	12,636,657
6/01/48	10,000,000	9,143,500
Royal Oak Hospital Finance Authority Hospital Revenue,		
William Beaumont Hospital, Refunding, Series W, 6.00%, 8/01/39	33,120,000	38,337,062

William Beaumont Hospital Obligated Group, Refunding, Series V, 8.25%, 9/01/39	20,000,000	26,061,600
Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph's Hospital Project, Series A, ETM, 5.60%, 2/15/13	230,000	230,895
		348,903,400
Minnesota 0.6%		
Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14	9,000,000	9,206,640
Mahtomedi Senior Housing Revenue, St. Andrews Village Project, Refunding, 5.75%, 12/01/40	5,000,000	5,039,450
Minneapolis Health Care Facility Revenue, Augustana Chapel View Homes, Series D, 5.875%, 6/01/35	5,075,000	4,697,116
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,		
6.625%, 11/15/28	11,000,000	13,525,930
6.75%, 11/15/32	6,250,000	7,708,687
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Refunding, Series A, 6.375%, 11/15/29	175,000	175,775
Minnesota State General Fund Revenue, Appropriation, Refunding, Series A, 5.00%, 3/01/28	8,000,000	9,992,160
St. Paul Housing and RDA Hospital Facility Revenue, HealthEast Project, 6.00%, 11/15/35	10,000,000	10,484,900
		60,830,658
Mississippi 0.6%		
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B, 6.70%, 4/01/22	18,875,000	21,773,445
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A,		
5.50%, 9/01/31	20,000,000	21,326,600
6.50%, 9/01/32	10,000,000	11,614,600
5.80%, 5/01/34	7,000,000	7,939,540
		62,654,185
Missouri 0.3%		
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project, Series A, 6.00%, 1/01/39	11,000,000	12,602,370
St. Louis Airport Revenue, Lambert-St. Louis International Airport, Series A-1,		
6.25%, 7/01/29	7,000,000	8,174,950
6.625%, 7/01/34	3,000,000	3,561,570
West Plains IDA Hospital Revenue, Ozarks Medical Center, 6.75%, 11/15/24	2,965,000	2,968,469
		27,307,359
Nebraska 0.2%		
Omaha Public Power District Revenue, Refunding, Series A, 5.00%,		
2/01/37	3,250,000	3,872,993
2/01/42	14,000,000	16,633,540
		20,506,533
Nevada 1.0%		
Clark County ID Special Assessment,		
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,320,000	1,140,269
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,035,000	856,111
Local ID No. 142, Mountains Edge Local Improvement, Refunding, 5.00%, 8/01/21	1,675,000	1,841,445
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/20	745,000	655,756
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/25	2,365,000	1,923,738
Clark County IDR, Southwest Gas Corp. Project, Series D, AMBAC Insured, 5.55%, 12/01/38	7,260,000	7,333,689
Henderson GO, Refunding, 4.00%,		
6/01/31	5,685,000	6,152,136
6/01/32	6,230,000	6,708,464
6/01/33	5,240,000	5,614,503
6/01/34	5,230,000	5,571,467
Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%, 7/01/24	7,000,000	7,433,370
Henderson Local ID Special Assessment,		
No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18	3,005,000	3,023,391
No. T-12, Series A, 7.375%, 8/01/18	22,470,000	22,156,993
No. T-16, 4.90%, 3/01/16	1,350,000	1,307,907
No. T-16, 5.00%, 3/01/18	960,000	916,051
No. T-16, 5.00%, 3/01/19	960,000	907,219
No. T-16, 5.10%, 3/01/22	1,445,000	1,320,065
No. T-16, 5.125%, 3/01/25	1,530,000	1,342,361
No. T-17, 5.00%, 9/01/15	685,000	707,619
No. T-17, 5.00%, 9/01/16	715,000	738,080
No. T-17, 5.00%, 9/01/25	1,325,000	1,337,654
Las Vegas Local Improvement Bonds Special Assessment, Special ID No. 607, 6.25%, 6/01/24	4,720,000	4,833,374
Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13	245,000	248,638
Las Vegas Valley Water District GO, Series B, 5.00%, 6/01/37	8,000,000	9,370,400

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Overton Power District No. 5 Special Obligation Revenue, 8.00%, 12/01/38	7,500,000	9,204,600
		102,645,300
New Hampshire 0.3%		
New Hampshire Health and Education Facilities Authority Revenue, Southern New Hampshire University, Refunding, 5.00%, 1/01/42	7,500,000	8,269,725
New Hampshire Higher Educational and Health Facilities Authority Revenue, Hillcrest Terrace, 7.50%, 7/01/24	12,750,000	12,761,475
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, 6.125%, 10/01/39	5,000,000	5,721,600
		26,752,800
New Jersey 2.4%		
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series A, 5.75%, 1/01/40	5,000,000	5,993,500
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32	9,965,000	9,985,628
New Jersey EDA Revenue,		
Cigarette Tax, Pre-Refunded, 5.50%, 6/15/31	6,500,000	7,016,880
Cigarette Tax, Pre-Refunded, 5.75%, 6/15/34	10,000,000	10,833,300
first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24	1,525,000	1,525,152
Montclair State University, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	5,000,000	5,674,150
New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,		
4.875%, 9/15/19	20,000,000	20,633,000
5.125%, 9/15/23	7,500,000	7,798,800
5.25%, 9/15/29	15,000,000	15,611,700
New Jersey Health Care Facilities Financing Authority Revenue,		
Capital Appreciation, St. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/33	57,680,000	20,813,828
Capital Appreciation, St. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/34	52,330,000	17,900,000
South Jersey Hospital, 5.00%, 7/01/46	6,000,000	6,311,940
St. Joseph's Healthcare System, 6.625%, 7/01/38	25,000,000	28,978,000
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,		
Series A, 6.00%, 12/15/38	35,705,000	43,595,448
Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	25,280,695
Series B, 5.25%, 6/15/36	10,000,000	11,880,500
		239,832,521
New Mexico 1.5%		
Farmington PCR, Public Service Co. of New Mexico, San Juan Project, Refunding,		
Series B, 5.90%, 6/01/40	58,000,000	65,430,380
Series C, 5.90%, 6/01/40	18,435,000	20,796,708
Series D, 5.90%, 6/01/40	53,520,000	60,376,447
New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital, Series A, Radian Insured, Pre-Refunded,		
5.25%, 7/01/30	4,360,000	4,870,730
5.00%, 7/01/35	3,470,000	3,854,407
		155,328,672
New York 7.3%		
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%, 5/01/33	12,500,000	15,568,375
MAC for City of Troy Revenue, Capital Appreciation, Series C, NATL Insured, zero cpn.,		
7/15/21	428,010	350,904
1/15/22	649,658	522,267
MTA Revenue, Transportation,		
Refunding, Series D, 5.25%, 11/15/40	10,000,000	11,579,800
Series A, 5.00%, 11/15/41	15,500,000	17,771,835
Series C, 5.00%, 11/15/41	14,000,000	16,248,120
Series F, 5.00%, 11/15/30	7,000,000	7,643,720
New York City GO,		
Refunding, Series H, 6.25%, 8/01/15	20,000	20,087
Refunding, Series H, 6.125%, 8/01/25	5,000	5,022
Series A, Sub Series A-1, 5.00%, 10/01/33	9,000,000	10,896,210
Series A, Sub Series A-1, 5.00%, 10/01/34	4,250,000	5,137,187
Series B, 5.00%, 8/01/30	6,270,000	7,679,433
Series D, Sub Series D-1, 5.00%, 10/01/34	9,550,000	11,488,077
Series F, 7.50%, 2/01/21	85,000	85,452
Series G, 7.50%, 2/01/22	10,000	10,053
New York City IDA Civic Facility Revenue,		
Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20	5,045,000	5,045,050
Series C, 6.80%, 6/01/28	5,000,000	5,063,600

New York City IDA Special Facility Revenue,		
[b]American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25	31,860,000	33,913,696
[b]American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31	15,000,000	15,966,750
[b]American Airlines Inc., JFK International Airport Project, Series A, 8.00%, 8/01/12	25,000,000	24,780,750
British Airways PLC Project, 7.625%, 12/01/32	15,550,000	15,958,343
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series E, 5.00%, 6/15/34	10,000,000	10,255,800
New York City Transitional Finance Authority Revenue, Future Tax Secured,		
[e]Series C, Sub Series C-1, 5.00%, 11/01/26	19,745,000	25,063,908
[e]Series C, Sub Series C-1, 5.00%, 11/01/27	12,455,000	15,733,405
Series D, Sub Series D-1, 5.00%, 11/01/38	41,310,000	49,037,035
New York Liberty Development Corp. Liberty Revenue,		
Second Priority, Bank of America Tower at One Bryant Park Project, Class 3, Refunding, 6.375%, 7/15/49	18,500,000	21,988,360
Seven World Trade Center Project, Refunding, 5.00%, 9/15/30	19,475,000	23,465,622
Seven World Trade Center Project, Refunding, 5.00%, 9/15/31	20,000,000	23,951,800
Seven World Trade Center Project, Refunding, 5.00%, 9/15/32	11,000,000	13,063,710
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	5,000,000	5,897,550
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	5,000,000	5,751,950
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35	65,000,000	81,009,500
New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center,		
6.125%, 12/01/29	16,000,000	18,003,200
6.25%, 12/01/37	30,000,000	33,444,900
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose,		
Refunding, Series A, 5.00%, 6/15/31	12,500,000	15,519,625
Series B, 5.00%, 3/15/32	33,385,000	40,720,352
Series B, 5.00%, 3/15/42	25,000,000	29,645,000
Series E, 5.00%, 8/15/38	5,000,000	5,915,450
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series A, 5.00%,		
3/15/34	11,920,000	14,155,000
3/15/35	12,515,000	14,840,913
3/15/36	13,140,000	15,506,777
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Seventy-First Series, 4.00%,		
7/15/33	17,395,000	19,048,395
7/15/37	31,560,000	33,747,108
Port Authority of New York and New Jersey Special Obligation Revenue, Continental Airlines Inc., Eastern Project, La Guardia, 9.125%, 12/01/15	18,085,000	18,190,436
Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Revenue, Series B,		
5.00%, 6/01/32	1,675,000	1,822,316
5.25%, 6/01/37	700,000	762,755
Utica IDA Civic Facility Revenue, Utica College Civic Facility,		
6.75%, 12/01/21	1,250,000	1,264,963
6.85%, 12/01/31	2,000,000	2,024,620
		745,565,181
North Carolina 0.3%		
Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/27	4,500,000	4,726,080
Columbus County Industrial Facilities and PCFA Revenue, International Paper Co. Projects,		
Recovery Zone Facility Bonds, Series B, 6.25%, 11/01/33	4,000,000	4,590,160
Series A, 6.25%, 11/01/33	1,300,000	1,491,802
North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn at Maryfield, Series A,		
5.75%, 10/01/23	3,625,000	3,595,891
6.00%, 10/01/23	2,500,000	2,509,375
5.65%, 10/01/25	2,000,000	1,923,980
6.125%, 10/01/35	12,250,000	12,093,078
North Carolina Medical Care Commission Retirement Facilities Revenue, first mortgage, United Methodist, Refunding, Series C,		
5.25%, 10/01/24	920,000	951,096
5.50%, 10/01/32	1,600,000	1,638,864
		33,520,326
Ohio 2.1%		
American Municipal Power-Ohio Inc. Revenue, Fremont Energy Center Project, Series B, 5.00%,		
2/15/37	30,000,000	34,193,700
2/15/42	36,000,000	40,879,080
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	12,500,000	14,026,750
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,		
Senior Capital Appreciation Turbo Term Bond, Series A-3, zero cpn. to 12/01/12, 6.25% thereafter, 6/01/37	15,000,000	14,193,000

Senior Current Interest Turbo Term Bond, Series A-2, 5.875%, 6/01/30	22,500,000	20,346,975
Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	11,250,000	9,845,437
Butler County Hospital Facilities Revenue, UC Health, 5.50%, 11/01/40	10,000,000	11,036,200
Hamilton County Healthcare Revenue, Life Enriching Communities Project, Series A,		
6.50%, 1/01/41	4,970,000	5,639,956
6.625%, 1/01/46	2,500,000	2,876,225
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/42	11,000,000	12,761,650
Little Miami Local School District GO, School Improvement, Refunding, 6.875%, 12/01/34	5,885,000	6,912,050
Miami County Hospital Facilities Revenue, Refunding and Improvement, Upper Valley Medical Center, 5.25%, 5/15/26	2,750,000	2,955,673
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	17,244,300
Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	18,903,830
Southeastern Port Authority Hospital Facilities Revenue, Memorial Health System, Refunding and Improvement, 6.00%, 12/01/42	5,000,000	5,397,500
Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding, Series 1, 6.25%, 11/01/13	1,100,000	1,127,676
		218,340,002
Oklahoma 0.1%		
Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project, Series B, 6.60%, 7/01/31	5,000,000	5,119,450
Tulsa Industrial Authority Revenue, Refunding, NATL Insured, 5.00%, 10/01/31	5,325,000	5,734,599
		10,854,049
Oregon 0.1%		
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,909,350
Salem Hospital Facility Authority Revenue, Capital Manor Inc., Refunding,		
5.00%, 5/15/22	1,000,000	1,069,870
5.75%, 5/15/27	1,000,000	1,098,520
5.625%, 5/15/32	1,000,000	1,076,190
6.00%, 5/15/42	1,600,000	1,750,736
6.00%, 5/15/47	2,000,000	2,182,060
		13,086,726
Pennsylvania 2.1%		
Allegheny County Higher Education Building Authority University Revenue, Carlow University Project, Refunding,		
6.75%, 11/01/31	1,215,000	1,395,439
7.00%, 11/01/40	2,000,000	2,293,840
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,		
6.10%, 7/01/13	8,275,000	8,288,323
6.20%, 7/01/19	17,525,000	17,541,123
Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,		
6.375%, 7/01/30	1,000,000	1,081,380
6.50%, 7/01/40	3,000,000	3,232,500
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project, Series A, 5.50%, 8/15/40	15,000,000	16,142,700
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, Allegheny Energy Supply Co., LLC Project, 7.00%, 7/15/39	60,000,000	72,690,000
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue, Waste Management Inc. Project, 1.75%, 12/01/15	3,000,000	3,000,000
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	7,500,000	8,547,075
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	5,444,300
Motor License Fund Enhanced Turnpike, sub. bond, Series B, 5.00%, 12/01/37	5,000,000	5,843,500
Motor License Fund Enhanced Turnpike, sub. bond, Series B, 5.00%, 12/01/42	11,500,000	13,386,115
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	23,673,800
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, Temple University Health System,		
Refunding, Series B, 5.50%, 7/01/26	18,000,000	19,460,880
Series A, 5.625%, 7/01/42	10,000,000	11,055,200
		213,076,175
Rhode Island 0.1%		
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group,		
Refunding, NATL Insured, 5.75%, 5/15/23	405,000	405,632
Series A, 7.00%, 5/15/39	8,200,000	9,661,568

Tobacco Settlement FICO Revenue, Asset-Backed, Series B, zero cpn., 6/01/52	90,000,000	3,105,000
		13,172,200
South Carolina 0.6%		
Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy Opportunities Tax Hike, 5.25%, 12/01/29	16,500,000	17,853,660
Greenville County School District Installment Purchase Revenue, Building Equity Sooner Tomorrow, 5.00%, 12/01/28	10,000,000	10,765,100
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County Project, 5.00%, 12/01/26	15,015,000	15,886,020
SCAGO Educational Facilities Corp. for Calhoun School District Revenue, School District of Calhoun County Project, Radian Insured, 5.00%, 12/01/26	7,540,000	7,917,528
SCAGO Educational Facilities Corp. for Williamsburg School District Revenue, School District of Williamsburg County Project, Refunding, Radian Insured, 5.00%, 12/01/31	2,000,000	2,108,500
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation, Series A, 6.50%, 4/01/42	10,000,000	11,538,300
		66,069,108
Tennessee 0.8%		
Johnson City Health and Educational Facilities Board Hospital Revenue,		
Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/27	19,365,000	10,052,952
Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/28	19,400,000	9,540,532
first mortgage, Mountain States Health, Refunding, Series A, NATL Insured, zero cpn., 7/01/29	19,365,000	9,040,163
first mortgage, Mountain States Health, Refunding, Series A, NATL Insured, zero cpn., 7/01/30	19,370,000	8,474,762
Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,		
Capital Appreciation, Refunding and Improvement, Series A, AGMC Insured, zero cpn., 1/01/25	5,000,000	2,484,800
Capital Appreciation, Refunding and Improvement, Series A, AGMC Insured, zero cpn., 1/01/26	2,610,000	1,220,593
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/37	12,760,000	3,947,689
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/39	13,755,000	3,822,790
Knox County Health Educational and Housing Facilities Board Revenue, University Health System Inc., Refunding, 5.25%, 4/01/36	23,475,000	24,963,080
Memphis-Shelby County Airport Authority Airport Revenue, Refunding, Series B, 5.75%,		
7/01/23	5,000,000	6,003,800
7/01/24	3,500,000	4,152,785
		83,703,946
Texas 7.3%		
Angelina and Neches River Authority Waste Disposal Revenue, Temple-Inland Forest Products, 6.95%, 5/01/23	1,750,000	1,817,848
Austin Convention Enterprises Inc. Convention Center Hotel Revenue, first tier, Refunding, Series B, 5.75%, 1/01/34	15,750,000	16,546,162
Bexar County Health Facilities Development Corp. Revenue, Army Retirement Residence, Refunding, 5.00%,		
7/01/27	960,000	1,008,317
7/01/33	1,520,000	1,577,106
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligated Group, St. Joseph Regional, 5.50%, 1/01/38	5,250,000	5,691,525
Brazos River Authority PCR,		
TXU Electric Co. Project, Refunding, Series A, 8.25%, 10/01/30	44,000,000	7,150,440
TXU Energy Co. LLC Project, Mandatory Put 4/01/13, Refunding, Series A, 6.75%, 4/01/38	6,385,000	5,724,791
Cameron County GO, State Highway 550 Project, 5.00%, 2/15/38	7,500,000	8,638,575
Capital Area Cultural Education Facilities Finance Corp. Revenue, Roman Catholic Diocese, Series B, 6.125%, 4/01/45	10,000,000	11,181,900
Central Texas Regional Mobility Authority Revenue,		
Capital Appreciation, Refunding, zero cpn., 1/01/35	3,000,000	980,760
Capital Appreciation, Refunding, zero cpn., 1/01/37	2,500,000	729,950
Capital Appreciation, Refunding, zero cpn., 1/01/38	2,405,000	663,948
Capital Appreciation, Refunding, zero cpn., 1/01/39	2,545,000	665,747
senior lien, Refunding, 5.75%, 1/01/25	2,350,000	2,805,242
senior lien, Refunding, 6.00%, 1/01/41	7,925,000	9,442,637
senior lien, Refunding, 6.25%, 1/01/46	24,340,000	29,276,639
*Colma ISD, GO, Refunding, Series A, PSF Guarantee, 4.00%, 2/01/31	10,500,000	11,795,280
Dallas-Fort Worth International Airport Revenue, Joint Improvement,		
Refunding, Series C, 5.00%, 11/01/45	25,250,000	28,705,210
Series A, 5.00%, 11/01/42	12,000,000	13,741,200
Series A, 5.00%, 11/01/45	50,000,000	56,877,000
Fort Bend Grand Parkway Toll Road Authority Limited Contract Tax Toll Revenue, sub. lien,		
5.00%, 3/01/37	5,000,000	5,943,550
4.00%, 3/01/46	8,000,000	8,449,040
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Refunding, Series B, 7.25%, 12/01/35	13,500,000	17,218,710
Houston Airport System Revenue, Special Facilities, Continental Airlines, Series E, 6.75%,		
7/01/21	35,095,000	35,254,331
7/01/29	31,520,000	31,640,722

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Lufkin Health Facilities Development Corp. Health System Revenue, Memorial Health System of East Texas, Refunding, 6.25%, 2/15/37	5,000,000	5,516,350
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding, Series A, 6.30%, 11/01/29	10,000,000	11,770,700
Matagorda County Navigation District No. 1 Revenue, CenterPoint Energy Houston Electric LLC Project, Refunding, 5.60%, 3/01/27	12,000,000	12,430,560
Midland County Fresh Water Supply District No. 1 Revenue, Midland Project, Refunding, Series A, 5.00%, 9/15/40	5,000,000	5,878,850
North East ISD, GO, Refunding, PSF Guarantee, 5.25%, 2/01/30	7,635,000	10,627,462
North Texas Tollway Authority Revenue,		
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, zero cpn. to 1/01/15, 6.50% thereafter, 1/01/43	25,000,000	28,691,500
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,095,950
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	22,337,000
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/23, 7.00% thereafter, 9/01/43	10,000,000	7,986,900
System, first tier, Refunding, Series A, 5.625%, 1/01/33	1,000,000	1,146,440
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	14,573,500
System, first tier, Refunding, Series A, 5.75%, 1/01/48	30,000,000	34,096,200
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	11,188,300
System, first tier, Refunding, Series B, 5.75%, 1/01/40	11,680,000	13,405,603
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	17,327,700
System, second tier, Refunding, Series F, 5.75%, 1/01/38	20,000,000	22,549,400
Red River Health Facilities Development Corp. First Mortgage Revenue,		
Eden Home Project, 7.25%, 12/15/42	11,000,000	11,695,310
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,578,690
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	2,035,500
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention Center Refinancing and Expansion Project, 4.00%,		
9/15/33	13,910,000	14,958,536
9/15/35	4,365,000	4,644,709
9/15/42	41,000,000	42,683,460
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources, Refunding, 5.00%, 11/15/40	15,225,000	17,088,388
Texas State Municipal Power Agency Revenue, sub. lien, Transmission, Refunding, 5.00%, 9/01/40	15,250,000	17,274,285
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A, 5.00%, 8/15/41	10,000,000	11,346,900
Texas State Turnpike Authority Central Turnpike System Revenue,		
Capital Appreciation, AMBAC Insured, zero cpn., 8/15/32	51,000,000	16,040,520
Series A, AMBAC Insured, 5.75%, 8/15/38	31,000,000	31,124,930
Tyler Health Facilities Development Corp. Hospital Revenue,		
East Texas Medical Center, Refunding and Improvement, Series A, 5.375%, 11/01/37	8,000,000	8,430,640
Mother Frances Hospital, Series B, 5.00%, 7/01/37	2,500,000	2,619,400
United ISD, GO, PSF Guarantee, 5.00%, 8/15/34	12,000,000	14,591,160
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project, 6.00%, 11/01/41	9,350,000	10,754,183
		742,015,656
Virginia 0.9%		
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, 4.50%, 3/01/42	16,980,000	18,800,256
Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates, Refunding, 6.00%, 4/01/33	9,500,000	9,646,775
Tobacco Settlement FICO Revenue,		
Asset-Backed, Pre-Refunded, 5.50%, 6/01/26	2,245,000	2,429,921
Capital Appreciation, second sub., Refunding, Series D, zero cpn., 6/01/47	50,000,000	1,497,000
Virginia Small Business Financing Authority Revenue, Elizabeth River Crossings OPCO LLC Project, senior lien,		
6.00%, 1/01/37	20,000,000	23,485,000
5.50%, 1/01/42	5,000,000	5,629,600
ᵉVirginia State College Building Authority Educational Facilities Revenue, 21st Century College and Equipment Programs, Series B, 4.00%,		
2/01/27	20,355,000	23,523,866
2/01/28	10,000,000	11,502,900
		96,515,318
Washington 3.0%		
Douglas County PUD No. 1 Wells Hydroelectric Revenue, Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 9/01/35	7,685,000	8,285,583
FYI Properties Lease Revenue, Washington State District Project, 5.50%,		
6/01/34	11,935,000	13,773,706
6/01/39	16,250,000	18,588,050
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A, 5.50%, 9/01/42	3,150,000	3,182,823
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	17,410,000	22,464,123
Port of Seattle Revenue, intermediate lien, Refunding, Series B, 5.00%, 6/01/40	17,000,000	19,083,520

Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%,		
12/01/32	2,000,000	2,141,000
12/01/35	5,355,000	5,905,708
Snohomish County Public Hospital District No. 3 GO, AMBAC Insured, 5.00%, 12/01/31	10,000,000	10,900,900
Washington State GO,		
Motor Vehicle Fuel Tax, Refunding, Series R-2011D, 4.00%, 7/01/28	15,575,000	18,040,990
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/36	9,040,000	9,935,864
Motor Vehicle Fuel Tax, Series B-1, 5.00%, 8/01/40	13,375,000	15,928,154
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/42	19,530,000	21,054,121
Various Purpose, Refunding, Series R-2012C, 5.00%, 7/01/26	34,715,000	44,023,133
Various Purpose, Series 2013A, 4.00%, 8/01/31	6,000,000	6,839,460
Various Purpose, Series A, 4.00%, 8/01/36	19,290,000	21,201,639
Washington State Health Care Facilities Authority Revenue,		
Central Washington Health Services, 7.00%, 7/01/39	8,500,000	9,939,220
Fred Hutchinson Cancer Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	8,735,625
Kadlec Medical Center, 5.00%, 12/01/42	3,000,000	3,210,600
Kadlec Medical Center, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/30	4,000,000	4,255,280
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	305,000	354,123
Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	33,137,100
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Refunding, 5.625%, 10/01/40	5,235,000	5,774,362
		306,755,084
West Virginia 0.3%		
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC, Refunding,		
Series D, 5.50%, 10/15/37	14,745,000	15,672,313
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	16,250,000	17,457,700
		33,130,013
Wisconsin 0.6%		
Wisconsin Housing and EDA Home Ownership Revenue, Series E, 4.90%, 9/01/37	10,070,000	10,385,392
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	15,000,000	18,784,800
Wisconsin State Health and Educational Facilities Authority Revenue,		
Fort Healthcare Inc. Project, 5.75%, 5/01/24	5,000,000	5,289,350
New Castle Place Project, Series A, 7.00%, 12/01/31	2,500,000	2,500,000
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	9,530,000	10,074,830
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,688,250
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative, NATL Insured, 5.50%, 12/01/40	6,755,000	7,760,482
		60,483,104
Wyoming 0.3%		
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Series A, 5.75%, 7/15/39	5,500,000	6,368,560
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	6,825,500
Wyoming CDA Student Housing Revenue, CHF-Wyoming LLC, University of Wyoming Project,		
6.25%, 7/01/31	600,000	676,704
6.50%, 7/01/43	1,600,000	1,802,416
Wyoming Municipal Power Agency Power Supply Revenue, Series A,		
5.50%, 1/01/28	1,350,000	1,551,501
5.50%, 1/01/33	2,360,000	2,676,004
5.50%, 1/01/38	2,810,000	3,148,015
5.00%, 1/01/42	1,000,000	1,091,680
5.375%, 1/01/42	2,750,000	3,025,220
		27,165,600
U.S. Territories 7.6%		
Guam 1.0%		
Guam Government Department of Education COP, John F. Kennedy High School, Series A,		
6.625%, 12/01/30	5,065,000	5,661,657
6.875%, 12/01/40	4,000,000	4,488,960
Guam Government GO,		
Refunding, Series A, 5.125%, 11/15/27	7,270,000	7,453,059
Refunding, Series A, 5.25%, 11/15/37	37,000,000	38,101,120
Series A, 6.00%, 11/15/19	8,000,000	8,788,640
Series A, 6.75%, 11/15/29	10,000,000	11,380,000
Series A, 7.00%, 11/15/39	15,000,000	17,359,950
Guam Government Waterworks Authority Water and Wastewater System Revenue,		
6.00%, 7/01/25	4,000,000	4,245,840
5.875%, 7/01/35	8,000,000	8,473,360

5.625%, 7/01/40	4,000,000	4,325,880
		110,278,466
Northern Mariana Islands 0.1%		
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%, 3/15/28	6,785,000	6,810,919
Puerto Rico 5.9%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,		
5.50%, 5/15/39	11,500,000	11,517,825
5.625%, 5/15/43	4,000,000	4,001,200
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,		
Refunding, Series A, 5.75%, 7/01/37	20,605,000	21,897,346
Series A, 6.00%, 7/01/44	5,200,000	5,496,504
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,		
5.50%, 7/01/26	24,450,000	26,551,722
5.75%, 7/01/28	32,125,000	35,588,075
5.50%, 7/01/39	52,830,000	55,474,141
5.75%, 7/01/41	15,000,000	16,089,300
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	7,500,000	7,956,750
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series A, 5.00%, 7/01/29	14,250,000	14,945,685
Refunding, Series A, 5.00%, 7/01/42	32,015,000	32,697,880
Refunding, Series VV, NATL RE, FGIC Insured, 5.25%, 7/01/30	8,000,000	8,753,760
Refunding, Series VV, NATL RE, FGIC Insured, 5.25%, 7/01/32	8,500,000	9,265,255
Series XX, 5.75%, 7/01/36	8,620,000	9,350,631
Series XX, 5.25%, 7/01/40	21,570,000	22,317,832
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	1,365,000	1,365,969
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Mandatory Put 7/01/17, Refunding, Series M, Sub Series M-2, 5.75%, 7/01/34	10,000,000	10,793,600
Refunding, Series U, 5.25%, 7/01/42	25,000,000	25,719,000
Series S, 6.00%, 7/01/41	15,000,000	16,351,200
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	44,720,000	47,926,871
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	53,000,000	55,544,000
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	32,456,895
first sub., Refunding, Series A-1, 5.00%, 8/01/43	10,000,000	10,597,300
first sub., Series A, 5.375%, 8/01/39	23,320,000	25,387,784
first sub., Series A, 5.50%, 8/01/42	52,000,000	56,238,000
first sub., Series C, 5.50%, 8/01/40	25,000,000	27,537,250
Senior Series C, 5.25%, 8/01/40	7,150,000	8,048,684
		599,870,459
U.S. Virgin Islands 0.6%		
Virgin Islands PFAR,		
Matching Fund Loan Note, Series A, 5.00%, 10/01/32	7,000,000	7,866,040
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/24	555,000	620,096
senior lien, Refunding, Series B, 5.00%, 10/01/25	1,500,000	1,680,825
sub. lien, Refunding, Series C, 5.00%, 10/01/19	9,145,000	10,441,121
sub. lien, Refunding, Series C, 5.00%, 10/01/22	10,000,000	11,212,100
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	18,380,000	21,936,346
Virgin Islands Matching Fund Loan Note, sub. lien, Working Capital, Refunding, Series B, 5.25%, 10/01/29	5,750,000	6,508,712
		60,265,240
Total U.S. Territories		777,225,084
Total Municipal Bonds before Short Term Investments (Cost $8,608,577,490)		9,688,016,667
Short Term Investments 5.9%		
Municipal Bonds 5.9%		
Colorado 0.1%		
ʳColorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Refunding, Series D-1, Daily VRDN and Put, 0.18%, 7/01/36	12,005,000	12,005,000
Connecticut 0.1%		
ʳConnecticut State Health and Educational Facilities Authority Revenue, Yale University, Series V-1, Daily VRDN and Put, 0.14%, 7/01/36	12,300,000	12,300,000

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited) *(continued)*

District of Columbia 0.6%		
[f]Metropolitan Washington D.C. Airports Authority Airport System Revenue, Refunding, Series D, Sub Series D-2, Daily VRDN and Put, 0.16%, 10/01/39	63,065,000	63,065,000
Florida 0.6%		
[f]Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series C, Daily VRDN and Put, 0.17%, 10/01/35	43,700,000	43,700,000
[f]Gainesville Utilities System Revenue, Refunding, Series B, Daily VRDN and Put, 0.18%, 10/01/42	11,200,000	11,200,000
[f]Sarasota County Public Hospital District Revenue, Sarasota Memorial Hospital Project, Refunding, Series B, Daily VRDN and Put, 0.18%, 7/01/37	7,500,000	7,500,000
		62,400,000
Georgia 0.5%		
[f]Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic Assn. Project,		
Daily VRDN and Put, 0.17%, 8/01/33	4,800,000	4,800,000
Series B, Daily VRDN and Put, 0.17%, 7/01/35	20,245,000	20,245,000
[f]Burke County Development Authority PCR, Georgia Power Co. Plant Voltage Project, Refunding, First Series, Daily VRDN and Put, 0.20%, 7/01/49	25,610,000	25,610,000
[f]Cobb County Kennestone Hospital Authority Revenue, Series A, Weekly VRDN and Put, 0.19%, 4/01/40	3,000,000	3,000,000
		53,655,000
Indiana 0.7%		
[f]Reid Hospital and Health Care Services Inc. Hospital Authority of Richmond Revenue, Reid Hospital Project, Series A, AGMC Insured, Daily VRDN and Put, 0.20%, 1/01/40	65,765,000	65,765,000
Louisiana 0.1%		
[f]Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, First Stage, ACES, Refunding, Daily VRDN and Put, 0.18%, 9/01/17	13,360,000	13,360,000
Massachusetts 0.1%		
[f]Massachusetts State Health and Educational Facilities Authority Revenue, Tufts University, Refunding, Series N-2, Daily VRDN and Put, 0.15%, 8/15/34	6,100,000	6,100,000
Michigan 0.1%		
[f]University of Michigan Revenue, General, Series A, Daily VRDN and Put, 0.13%, 4/01/38	11,050,000	11,050,000
Minnesota 0.3%		
[f]Minneapolis and St. Paul Housing and RDA Health Care System Revenue,		
Allina Health System, Refunding, Series B-1, Daily VRDN and Put, 0.18%, 11/15/35	7,300,000	7,300,000
Children's Hospitals and Clinics of Minnesota, Series A-II, AGMC Insured, Daily VRDN and Put, 0.19%, 8/15/37	23,975,000	23,975,000
		31,275,000
Missouri 0.3%		
[f]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, St. Louis University,		
Refunding, Series A-1, Daily VRDN and Put, 0.18%, 10/01/35	13,465,000	13,465,000
Series B, Daily VRDN and Put, 0.20%, 10/01/24	20,400,000	20,400,000
		33,865,000
New Jersey 0.1%		
[f]New Jersey EDA, EDR, Lawrenceville School Project, Daily VRDN and Put, 0.16%, 7/01/31	4,000,000	4,000,000
[f]New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health, Series B, Daily VRDN and Put, 0.18%, 7/01/43	3,600,000	3,600,000
		7,600,000
New York 0.4%		
[f]New York City GO,		
Series A, Sub Series A-10, Daily VRDN and Put, 0.17%, 8/01/16	12,080,000	12,080,000
Series E, Sub Series E-2, Daily VRDN and Put, 0.18%, 8/01/34	10,000,000	10,000,000
Series L, Sub Series L-6, Daily VRDN and Put, 0.14%, 4/01/32	4,200,000	4,200,000
[f]New York City Trust for Cultural Resources Revenue, Lincoln Center, Refunding, Series A-2, Daily VRDN and Put, 0.17%, 12/01/35	5,200,000	5,200,000
[f]Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, Daily VRDN and Put, 0.16%, 12/01/37	7,000,000	7,000,000
		38,480,000
North Carolina 1.1%		
[f]The Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System,		
Refunding, Series B, Daily VRDN and Put, 0.14%, 1/15/26	11,350,000	11,350,000
Refunding, Series B, Daily VRDN and Put, 0.16%, 1/15/38	44,510,000	44,510,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Series H, Daily VRDN and Put, 0.14%, 1/15/45	50,685,000	50,685,000
		106,545,000
Ohio 0.1%		
ᶠAllen County Hospital Facilities Revenue, Catholic Healthcare Partners, Series A, Daily VRDN and Put, 0.18%, 10/01/31	5,000,000	5,000,000
ᶠCuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B, Sub Series B-3, Daily VRDN and Put, 0.18%, 1/01/39	4,010,000	4,010,000
		9,010,000
Tennessee 0.0%†		
ᶠKnox County Health Educational and Housing Facilities Board Hospital Facilities Revenue, Covenant Health, Refunding, Series A, Weekly VRDN and Put, 0.16%, 1/01/33	4,210,000	4,210,000
Texas 0.2%		
ᶠGregg County Health Facilities Development Corp. Revenue, Good Shepherd Medical Center Project, Refunding, Weekly VRDN and Put, 0.16%, 10/01/15	10,515,000	10,515,000
ᶠTarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals Dallas, Series A, Daily VRDN and Put, 0.18%, 10/01/41	13,012,000	13,012,000
		23,527,000
Virginia 0.5%		
ᶠAlbemarle County EDA Hospital Revenue, Martha Jefferson Hospital, Series C, Daily VRDN and Put, 0.17%, 10/01/48	17,000,000	17,000,000
ᶠNorfolk Redevelopment and Housing Authority Revenue, Old Dominion University Project, Refunding, Daily VRDN and Put, 0.17%,		
8/01/31	11,050,000	11,050,000
8/01/33	7,645,000	7,645,000
ᶠVirginia Small Business Financing Authority Hospital Revenue, Carilion Clinic Obligated Group, Series A, Daily VRDN and Put, 0.20%, 7/01/42	9,600,000	9,600,000
		45,295,000
Total Short Term Investments (Cost $599,507,000)		599,507,000
Total Investments (Cost $9,208,084,490) 100.9%		10,287,523,667
Other Assets, less Liabilities (0.9)%		(92,904,362)
Net Assets 100.0%		$ 10,194,619,305

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

CFD	-	Community Facilities District
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GO	-	General Obligation
HFAR	-	Housing Finance Authority Revenue
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
IDB	-	Industrial Development Bond/Board
IDBR	-	Industrial Development Board Revenue
IDR	-	Industrial Development Revenue
ISD	-	Independent School District
MAC	-	Municipal Assistance Corp.
MFR	-	Multi-Family Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCC	-	Pollution Control Corp.
PCFA	-	Pollution Control Financing Authority
PCR	-	Pollution Control Revenue
PFA	-	Public Financing Authority
PFAR	-	Public Financing Authority Revenue
PSF	-	Permanent School Fund
PUD	-	Public Utility District
RDA	-	Redevelopment Agency/Authority
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Insured Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 89.9%				
Alabama 3.3%				
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	$	20,000,000	$	23,042,000
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39		5,000,000		5,637,900
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%,				
8/01/30		5,250,000		6,187,177
8/01/37		5,000,000		5,716,050
Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,				
10/01/24		5,855,000		6,167,715
10/01/25		6,065,000		6,368,129
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/38		10,865,000		12,043,201
Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%, 12/01/35		9,100,000		9,481,927
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, Pre-Refunded, 5.00%, 5/15/35		3,665,000		4,072,768
Pell City GO, wts.,				
Refunding, XLCA Insured, 5.00%, 2/01/24		1,020,000		1,095,276
XLCA Insured, 5.00%, 2/01/34		5,195,000		5,392,566
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40		8,090,000		9,332,139
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38		5,000,000		5,978,100
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41		5,000,000		5,274,800
				105,789,748
Alaska 0.4%				
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%, 7/01/21		5,000		5,021
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 6.00%, 9/01/32		10,000,000		12,227,200
				12,232,221
Arizona 2.5%				
Arizona State COP, Department of Administration,				
Series A, AGMC Insured, 5.25%, 10/01/26		8,500,000		10,050,995
Series A, AGMC Insured, 5.25%, 10/01/28		10,000,000		11,605,800
Series A, AGMC Insured, 5.00%, 10/01/29		5,000,000		5,672,000
Series B, AGMC Insured, 5.00%, 10/01/27		8,000,000		9,157,600
Downtown Phoenix Hotel Corp. Revenue,				
Senior Series A, FGIC Insured, 5.00%, 7/01/36		15,000,000		15,165,300
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36		6,450,000		6,689,295
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16		300,000		343,278
Pima County Sewer System Revenue, Obligations, Assured Guaranty, 5.00%, 7/01/25		7,000,000		8,507,100
Tucson Water System Revenue, Series B, AGMC Insured, 5.00%, 7/01/32		12,000,000		13,398,360
				80,589,728
Arkansas 0.3%				
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured, 5.00%, 10/01/35		5,230,000		5,728,157
University of Arkansas University Revenues, Various Facility, Fayetteville Campus, AMBAC Insured, 5.00%, 11/01/36		3,205,000		3,588,799
				9,316,956
California 8.3%				
California State GO,				
NATL Insured, Pre-Refunded, 5.00%, 2/01/31		20,000,000		20,150,200
Refunding, AMBAC Insured, 5.00%, 2/01/33		7,000,000		7,160,510
Refunding, NATL Insured, 5.00%, 10/01/32		1,075,000		1,078,021
Various Purpose, 6.00%, 4/01/38		30,000,000		36,972,000
Various Purpose, Refunding, NATL Insured, 4.75%, 3/01/35		20,855,000		22,460,627
California State Public Works Board Lease Revenue, Various Capital Projects,				
Series A, AGMC Insured, 5.00%, 4/01/28		13,030,000		15,215,783
Series A, AGMC Insured, 5.00%, 4/01/29		21,000,000		24,504,060
Series G-1, 5.25%, 10/01/24		5,000,000		5,940,100
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/39		10,000,000		11,321,400
Colton Joint USD, GO, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34		10,000,000		11,390,500
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, 5.25%, 8/01/35		23,800,000		26,566,988
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/32		32,565,000		37,072,647
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, 5.25%, 8/01/34		5,000,000		5,693,350
Oakland RDA Tax Allocation, Central District Redevelopment Project, Refunding, AMBAC Insured, 5.50%, 2/01/14		90,000		92,319

Richmond Joint Powers Financing Authority Revenue, Lease, Civic Center Project, Refunding, Assured Guaranty, 5.75%, 8/01/29	13,315,000	15,702,246
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A, NATL Insured, 5.25%, 1/15/30	4,000,000	4,000,560
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,647,700
Val Verde USD, COP, School Construction Project,		
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/35	1,680,000	1,708,359
Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35	820,000	896,153
Westlands Water District Revenue, Refunding, Series A, AGMC Insured, 5.00%,		
9/01/25	1,000,000	1,219,710
9/01/26	1,720,000	2,087,925
9/01/27	1,905,000	2,299,697
9/01/28	1,000,000	1,199,560
		265,380,415
Colorado 2.1%		
Colorado State Board of Governors University Enterprise System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 3/01/37	10,000,000	10,906,600
Colorado State Health Facilities Authority Revenue,		
Catholic Health Initiatives, Series C-7, AGMC Insured, 5.00%, 9/01/36	20,000,000	21,981,800
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	11,138,100
Denver City and County Airport Revenue, Series C, NATL Insured, ETM, 6.125%,		
11/15/25	4,410,000	4,422,789
11/15/25	3,590,000	5,058,705
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/35	15,000,000	15,619,500
		69,127,494
Connecticut 0.2%		
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/38	5,000,000	5,825,650
District of Columbia 0.7%		
District of Columbia Hospital Revenue, Children's Hospital Obligated Group, Sub Series 1, AGMC Insured, 5.45%, 7/15/35	19,325,000	21,544,863
Florida 6.6%		
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%,		
8/01/32	12,440,000	13,267,758
8/01/37	13,000,000	13,693,290
Broward County HFAR,		
5.65%, 11/01/22	405,000	405,490
5.70%, 11/01/29	225,000	225,225
Broward County School Board COP,		
NATL Insured, Pre-Refunded, 5.00%, 7/01/28	2,000,000	2,054,520
Series A, AGMC Insured, 5.00%, 7/01/30	2,000,000	2,116,080
Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36	2,000,000	2,244,780
Celebration CDD Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	150,000	150,573
Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, AGMC Insured, Pre-Refunded, 5.00%, 8/15/29	1,000,000	1,078,840
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, 5.75%, 9/01/29	1,890,000	1,891,947
Destin Capital Improvement Revenue, NATL Insured, 5.00%, 8/01/27	1,315,000	1,330,083
Escambia County Utilities Authority Utility System Revenue, NATL RE, FGIC Insured, 5.00%, 1/01/31	1,775,000	1,777,911
Florida Gulf Coast University FICO Capital Improvement Revenue, Housing Project, Series A, NATL Insured, 5.00%, 2/01/37	10,000,000	10,551,200
Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36	1,600,000	1,601,440
Florida HFC Revenue,		
Housing, Logan's Pointe Apartments, Series F-1, AGMC Insured, 5.90%, 12/01/19	1,080,000	1,081,458
Marina Bay Apartments, Series S, AGMC Insured, 5.85%, 2/01/41	1,070,000	1,070,974
Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%, 8/01/25	2,000,000	2,132,020
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	1,150,000	1,218,034
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, NATL Insured, 5.00%, 7/01/26	1,670,000	1,841,893
Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16	675,000	677,700
Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25	4,000,000	4,010,200
Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, NATL RE, FGIC Insured, 5.00%, 10/01/32	1,000,000	1,001,610
Jacksonville Sales Tax Revenue, Better Jacksonville, NATL Insured, Pre-Refunded, 5.00%, 10/01/30	1,500,000	1,558,740
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	2,080,000	2,207,296
Lee County Airport Revenue, Refunding, AGMC Insured, 5.00%, 10/01/33	3,530,000	3,745,118
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,		
4/01/32	1,460,000	1,579,326
4/01/37	11,000,000	11,806,630

Leon County COP, AMBAC Insured, 5.00%, 7/01/25	8,935,000	9,822,156
Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34	2,595,000	2,744,290
Martin County Health Facilities Authority Revenue, Martin Memorial Medical Center, AGMC Insured, 5.50%, 11/15/42	3,800,000	4,385,580
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,005,130
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,		
Refunding, Series A, CIFG Insured, 5.00%, 10/01/38	1,625,000	1,769,771
Series B, NATL RE, FGIC Insured, 5.75%, 10/01/29	2,500,000	2,505,200
Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	3,500,000	3,631,915
Miami-Dade County GO, Building Better Communities Program, NATL RE, FGIC Insured, 5.00%, 7/01/33	2,000,000	2,128,920
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/31	1,650,000	1,715,291
Miami-Dade County School Board COP, Series A, NATL RE, FGIC Insured, 5.00%, 5/01/25	5,000,000	5,674,650
Miami-Dade County Transit Sales Surtax Revenue, AGMC Insured, 5.00%, 7/01/42	16,000,000	18,834,560
Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	7,000,000	7,977,620
Orlando-Orange County Expressway Authority Revenue,		
Refunding, AGMC Insured, 5.00%, 7/01/25	9,040,000	11,161,236
Series B, AMBAC Insured, 5.00%, 7/01/35	20,000,000	20,545,200
Pasco County Guaranteed Entitlement Revenue, Refunding, AGMC Insured, 5.00%, 12/01/33	2,185,000	2,238,030
Pembroke Pines Public Improvement Revenue,		
Series A, AMBAC Insured, 5.00%, 10/01/29	2,000,000	2,083,720
Series B, AMBAC Insured, 5.00%, 10/01/34	2,000,000	2,082,280
Pinellas County Sewer Revenue, AGMC Insured,		
5.00%, 10/01/32	610,000	631,667
Pre-Refunded, 5.00%, 10/01/32	2,390,000	2,484,596
Polk County Public Facilities Revenue, NATL Insured, 5.00%, 12/01/33	2,000,000	2,124,140
Polk County Utility System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/30	1,000,000	1,068,650
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,902,736
Port St. Lucie Utility Revenue, NATL Insured, 5.00%, 9/01/34	8,420,000	8,831,570
Sumter County School District Revenue, Multi-District Loan Program, AGMC Insured, ETM, 7.15%, 11/01/15	245,000	290,761
Sunrise Utilities System Revenue,		
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	1,064,104
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,332,694
Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30	1,000,000	1,003,070
University of Central Florida Athletics Assn. Inc. COP, Series A, NATL RE, FGIC Insured, 5.00%,		
10/01/27	1,000,000	1,030,150
10/01/30	1,485,000	1,522,184
		211,912,007
Georgia 4.4%		
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, Assured Guaranty, 5.75%, 6/15/41	5,550,000	6,595,842
Athens Housing Authority Student Housing Lease Revenue, University of Georgia, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/33	6,000,000	6,000,000
Atlanta Airport Revenue, General, Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	10,712,714
Atlanta Water and Wastewater Revenue,		
AGMC Insured, 5.00%, 11/01/37	15,000,000	16,123,650
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	23,000,000	26,867,680
Series A, NATL RE, FGIC Insured, 5.00%, 11/01/29	4,750,000	4,757,742
Brunswick Water and Sewer Revenue, Improvement, NATL Insured, ETM, 6.10%, 10/01/14	1,055,000	1,125,928
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Four, Assured Guaranty, 5.25%, 7/01/33	14,825,000	16,891,605
Cherokee County Water and Sewer Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,044
Columbus Building Authority Lease Revenue, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 1/01/31	3,500,000	3,582,215
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37	6,450,000	7,268,634
East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured, 5.00%, 2/01/30	11,360,000	11,578,226
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	9,250,000	10,212,647
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Refunding, AGMC Insured, 5.00%, 8/01/41	7,500,000	8,212,575
Savannah EDA Revenue, SSU Community Development I LLC Project, Series I, Assured Guaranty, 5.75%, 6/15/41	10,000,000	11,570,700
		141,515,202
Hawaii 0.0%†		
Hawaii County GO, Refunding and Improvement, Series A, NATL RE, FGIC Insured, 5.60%, 5/01/13	1,000,000	1,021,920

Illinois 7.1%		
Chicago Board of Education GO,		
Dedicated, Series A, AGMC Insured, 5.00%, 12/01/42	20,000,000	22,672,800
Refunding, Series C, Assured Guaranty, 5.25%, 12/01/26	12,575,000	14,359,644
Chicago GO, Refunding, Series A, AGMC Insured, 5.00%,		
1/01/28	29,885,000	33,952,946
1/01/29	13,345,000	15,097,732
1/01/30	6,200,000	6,997,382
Chicago O'Hare International Airport Revenue,		
AGMC Insured, 5.25%, 1/01/35	26,635,000	31,469,253
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	24,915,000	27,978,050
Illinois State Finance Authority Revenue,		
Edward Hospital, Series A, AMBAC Insured, 5.50%, 2/01/40	4,000,000	4,334,920
Southern Illinois HealthCare, AGMC Insured, 5.375%, 3/01/35	8,500,000	9,528,245
Illinois State GO,		
AGMC Insured, 5.00%, 3/01/26	4,000,000	4,589,000
AGMC Insured, 5.00%, 3/01/27	11,500,000	13,173,480
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	11,375,000
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Project, Refunding, Series B, 5.00%, 12/15/28	15,000,000	18,161,700
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	280,000	329,501
Saline Valley Conservancy District Waterworks Revenue, Saline Valley Conservancy District, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41	7,000,000	7,548,030
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,734,911
		229,302,594
Indiana 0.4%		
Indiana Health and Educational Facility Financing Authority Revenue, Sisters of St. Francis Health Services Inc. Obligated Group, Refunding, Series E, AGMC Insured, 5.25%, 5/15/41	3,750,000	4,074,375
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A, Assured Guaranty, 5.50%, 1/01/38	8,650,000	9,935,217
		14,009,592
Kansas 0.2%		
Overland Park Development Corp. Revenue, second tier, Overland Park Convention Center Hotel, Refunding, Series B, AMBAC Insured, 5.125%, 1/01/32	5,000,000	5,107,450
Kentucky 1.2%		
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,		
Refunding, Series C, NATL Insured, 6.05%, 10/01/20	8,505,000	8,858,553
Series C, NATL Insured, Pre-Refunded, 6.05%, 10/01/20	4,255,000	4,495,280
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/26	12,195,000	12,893,651
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%, 9/01/37	10,000,000	10,886,100
		37,133,584
Louisiana 2.1%		
Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities, Housing and Package Project, Assured Guaranty,		
5.00%, 10/01/25	5,500,000	6,282,265
5.50%, 10/01/41	15,000,000	17,069,550
Louisiana Local Government Environmental Facilities and CDA Revenue,		
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26	2,750,000	3,114,128
Southeastern Louisiana University, Series A, AGMC Insured, 5.00%, 10/01/40	8,545,000	9,760,355
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,		
Refunding, AGMC Insured, 5.00%, 6/01/24	5,250,000	6,187,440
Series C-2, Assured Guaranty, 6.75%, 6/01/26	21,000,000	25,695,810
		68,109,548
Maine 0.8%		
Maine Educational Loan Authority Student Loan Revenue, Series A-3, Assured Guaranty, 5.875%, 12/01/39	15,070,000	16,973,190
Maine State Health and Higher Educational Facilities Authority Revenue, Series C, AGMC Insured, 6.20%, 7/01/25	100,000	100,291
Portland Airport Revenue, General, AGMC Insured,		
5.25%, 1/01/35	3,000,000	3,402,660

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited) *(continued)*

5.00%, 1/01/40	6,000,000	6,698,700
		27,174,841
Maryland 1.0%		
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%, 9/01/32	10,000,000	10,211,000
Baltimore Project Revenue, Water Projects, Refunding, Series A, NATL RE, FGIC Insured, 5.125%, 7/01/42	11,000,000	11,027,940
Maryland State Health and Higher Educational Facilities Authority Revenue,		
LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34	9,000,000	9,921,240
University of Maryland Medical System, Series B, NATL RE, FGIC Insured, 7.00%, 7/01/22	195,000	239,244
		31,399,424
Massachusetts 1.8%		
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute, NATL Insured, 5.00%, 9/01/47	25,050,000	26,732,859
Massachusetts State Health and Educational Facilities Authority Revenue,		
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	932,438
Emmanuel College, NATL Insured, 5.00%, 7/01/37	21,685,000	22,878,976
Harvard Pilgrim Health, Series A, AGMC Insured, 5.00%, 7/01/18	3,000,000	3,005,850
Simmons College, Series C, NATL Insured, 5.125%, 10/01/28	4,260,000	4,271,246
		57,821,369
Michigan 6.6%		
Birmingham City School District GO, School Building and Site, AGMC Insured, 5.00%, 11/01/33	8,135,000	8,713,968
Central Michigan University Revenue, General, Series A, AMBAC Insured, Pre-Refunded, 5.05%, 10/01/32	8,650,000	8,992,281
Detroit GO, Series A-1, NATL Insured, 5.00%, 4/01/21	12,390,000	11,061,668
Detroit Sewage Disposal System Revenue,		
second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000,000	15,378,750
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	2,905,000	2,954,124
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	7,702,740
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000	11,185,000
Detroit Water Supply System Revenue,		
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	6,161,300
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	7,040,000	7,457,050
senior lien, Series A, NATL Insured, 5.00%, 7/01/34	10,150,000	10,267,537
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C, Assured Guaranty, 5.00%, 6/01/26	15,000,000	17,041,800
Michigan State Building Authority Revenue, Refunding, Series IA,		
AGMC Insured, 5.00%, 10/15/36	28,895,000	31,106,334
NATL RE, FGIC Insured, 5.00%, 10/15/36	10,000,000	10,765,300
Michigan State Hospital Finance Authority Revenue,		
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	13,000,000	13,486,720
Oakwood Obligated Group, Refunding, Series A, AGMC Insured, 5.00%, 8/15/31	8,180,000	8,191,288
St. John Hospital, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13	605,000	613,028
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	30,922,000
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	331,900
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32	10,000,000	10,014,000
		212,346,788
Minnesota 0.5%		
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue, sub. bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/35	15,000,000	16,019,400
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	180,000	180,598
		16,199,998
Mississippi 0.3%		
Harrison County Wastewater Management District Revenue, Wastewater Treatment Facilities, Series A, FGIC Insured, ETM, 8.50%, 2/01/13	80,000	81,019
Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency, Series A, XLCA Insured, 5.00%, 3/01/36	10,915,000	11,246,161
		11,327,180
Missouri 0.7%		
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue, Metrolink Cross County Extension, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,814,320

Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke's Health System, Series B,		
AGMC Insured, 5.50%, 11/15/35	15,000,000	16,827,900
		23,642,220
Nebraska 0.1%		
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM, 6.70%, 6/01/22	2,500,000	3,161,900
Nevada 1.1%		
Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17	250,000	307,857
Clark County Passenger Facility Charge Revenue, Las Vegas, McCarran International Airport, Series A,		
AGMC Insured, 5.25%, 7/01/42	5,000,000	5,684,700
Assured Guaranty, 5.25%, 7/01/39	20,000,000	22,807,000
Reno Hospital Revenue, Washoe Medical Center, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	5,000,000	5,512,500
		34,312,057
New Hampshire 0.2%		
Manchester General Airport Revenue, General, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,748,920
New Jersey 1.6%		
Essex County Improvement Authority Revenue, Garden State Cancer Center Project, AMBAC Insured, 6.00%, 12/01/20	1,940,000	1,948,361
New Jersey EDA Revenue,		
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29	3,450,000	3,675,906
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34	21,250,000	22,562,187
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,043,800
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A,		
6.00%, 12/15/38	9,620,000	11,745,924
Pre-Refunded, 6.00%, 12/15/38	5,380,000	7,048,984
New Jersey State Turnpike Authority Turnpike Revenue, Series C,		
AMBAC Insured, 6.50%, 1/01/16	35,000	40,705
AMBAC Insured, ETM, 6.50%, 1/01/16	20,000	22,081
AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16	175,000	193,211
ETM, 6.50%, 1/01/16	15,000	17,761
		51,298,920
New York 8.6%		
Hudson Yards Infrastructure Corp. Revenue, Series A, AGMC Insured, 5.00%, 2/15/47	16,475,000	18,826,641
MTA Revenue,		
Refunding, Series D, AGMC Insured, 5.00%, 11/15/27	25,000,000	30,472,500
Refunding, Series D, AGMC Insured, 5.00%, 11/15/29	15,000,000	18,180,450
Transportation, Series A, AGMC Insured, 5.00%, 11/15/33	20,000,000	22,450,200
Transportation, Series B, NATL Insured, Pre-Refunded, 5.00%, 11/15/28	20,000,000	20,903,400
New York City Municipal Water Finance Authority Water and Sewer System Revenue,		
Refunding, Series AA, 5.00%, 6/15/44	21,550,000	25,088,725
Second Generation Resolution, Refunding, Series GG, 5.00%, 6/15/43	25,000,000	29,105,250
New York City Transitional Finance Authority Building Aid Revenue, Series S-1, Sub Series S-1A, 5.25%, 7/15/37	25,000,000	29,953,250
New York City Transitional Finance Authority Revenue, Future Tax Secured,		
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.125%, 8/01/33	14,590,000	15,064,467
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	1,465,000	1,510,942
Refunding, Series B, NATL Insured, 5.00%, 8/01/32	765,000	789,251
New York State Dormitory Authority Revenues, Vassar Brothers Hospital, AGMC Insured, 5.375%, 7/01/25	4,000,000	4,015,280
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose, Refunding, Series D, 5.00%,		
2/15/37	7,000,000	8,321,670
2/15/40	20,000,000	23,633,200
2/15/42	12,900,000	15,220,452
New York State Thruway Authority Personal Income Tax Revenue, Transportation, Refunding, Series A, 5.00%, 3/15/32	7,720,000	9,340,660
Triborough Bridge and Tunnel Authority Revenues, Refunding, NATL Insured, 5.00%, 11/15/32	5,000,000	5,015,600
		277,891,938
North Carolina 1.5%		
Charlotte GO, Refunding, Series A, 5.00%,		
7/01/25	10,905,000	14,149,783
7/01/26	11,140,000	14,329,382
7/01/27	6,900,000	8,889,477
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	7,915,000	9,392,730
		46,761,372
North Dakota 1.1%		
Cass County Health Facilities Revenue, Health Care, Essentia Obligation, Series D, Assured Guaranty, 5.00%, 2/15/40	31,970,000	34,702,476

Ohio 3.0%		
Akron Income Tax Revenue, Community Learning Centers, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33	5,000,000	5,233,900
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%,		
1/01/27	4,190,000	5,016,687
1/01/28	9,500,000	11,289,610
Hamilton County Healthcare Revenue, Christ Hospital Project, AGMC Insured, 5.00%, 6/01/42	22,500,000	24,484,500
Jefferson Area Local School District GO, School Facilities Construction and Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/31	4,085,000	4,544,522
Ohio State Higher Educational Facilities Commission Revenue, Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	15,000,000	16,541,550
Ohio State Hospital Facility Revenue, University Hospital Health System, Refunding, Series A, AGMC Insured, 5.00%, 1/15/41	7,000,000	7,772,450
Olentangy Local School District GO, School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	11,450,000	12,285,964
Reynoldsburg City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/31	4,000,000	4,196,800
Toledo City School District GO, School Facilities Improvement, Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/32	4,000,000	4,187,120
		95,553,103
Oklahoma 0.0%†		
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	300,000	353,247
Oregon 0.4%		
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, Assured Guaranty, 5.00%, 8/15/40	4,935,000	5,483,032
Oregon Health and Science University Revenue, Series A, NATL Insured, 5.00%, 7/01/32	8,000,000	8,013,920
		13,496,952
Pennsylvania 4.9%		
Allegheny County GO, Series C-70, AGMC Insured, 5.00%, 12/01/37	15,000,000	17,390,250
Allegheny County Sanitary Authority Sewer Revenue, AGMC Insured, 5.00%,		
6/01/25	3,540,000	4,268,284
6/01/26	5,930,000	7,121,100
Bucks County Water and Sewer Authority Water Sewer System Revenue, AGMC Insured, 5.00%,		
12/01/33	5,500,000	6,547,145
12/01/37	10,520,000	12,275,157
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%, 12/01/41	5,110,000	5,944,974
Centre County Hospital Authority Hospital Revenue, Mount Nittany Medical Center Project, Assured Guaranty, Pre-Refunded,		
5.875%, 11/15/29	1,000,000	1,107,380
6.125%, 11/15/39	3,000,000	3,336,690
6.25%, 11/15/44	2,500,000	2,786,625
Delaware River Port Authority Revenue, Series D, AGMC Insured, 5.00%, 1/01/40	15,000,000	17,041,800
Lackawanna County GO, Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	8,066,850
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	500,000	643,635
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	6,000,000	6,396,600
Pennsylvania State Turnpike Commission Turnpike Revenue,		
AGMC Insured, 6.00%, 12/01/41	10,000,000	11,685,300
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	10,000,000	12,410,400
Series A, Assured Guaranty, 5.00%, 6/01/39	10,000,000	11,140,100
Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, AGMC Insured, 5.00%, 8/01/32	4,000,000	4,065,800
Philadelphia Water and Wastewater Revenue, Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	8,075,130
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	35,000	37,780
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series B, Assured Guaranty, 5.375%, 7/01/35	15,000,000	16,952,100
		157,293,100
Rhode Island 1.2%		
Rhode Island State Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System, NATL Insured, 5.80%, 9/01/22	7,785,000	7,793,797
Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp. Project, CIFG Insured, 5.00%, 7/01/31	5,720,000	6,068,806
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, University of Rhode Island, Auxiliary Enterprise, Series B, AGMC Insured, 5.00%,		
9/15/30	7,535,000	8,725,982

9/15/35	4,500,000	5,103,315
9/15/40	10,270,000	11,533,415
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group, Refunding, NATL Insured, 5.75%, 5/15/23	100,000	100,156
		39,325,471
South Carolina 1.8%		
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL RE, FGIC Insured, 6.25%, 1/01/21	200,000	261,156
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A, AGMC Insured, ETM, 7.125%, 7/01/17	1,230,000	1,415,755
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/31	17,800,000	19,205,310
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	21,535,400
South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co. Project, Series A, AMBAC Insured, 5.20%, 11/01/27	5,000,000	5,010,650
Spartanburg Water System Revenue, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,897,180
Woodruff Roebuck Water District Water System Revenue, Improvement, Refunding, AGMC Insured, 5.00%, 6/01/40	3,000,000	3,467,220
		57,792,671
South Dakota 0.2%		
Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18	4,450,000	4,453,693
South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	1,555,000	1,706,566
		6,160,259
Tennessee 0.3%		
Johnson City Health and Educational Facilities Board Hospital Revenue,		
Medical Center Hospital, Refunding and Improvement, NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,504,760
Series A, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	425,000	425,846
		8,930,606
Texas 5.5%		
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM, 6.30%, 1/01/17	6,150,000	6,501,288
Denton County GO, Permanent Improvement, Refunding, 5.00%,		
7/15/30	10,000,000	12,202,800
7/15/31	12,000,000	14,595,840
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.25%, 2/15/37	10,250,000	11,198,637
Harris County Houston Sports Authority Revenue, senior lien, Series G, NATL Insured, 5.25%, 11/15/30	21,325,000	21,381,085
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/29	1,000,000	1,002,620
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	23,286,400
North Harris County Regional Water Authority Revenue, senior lien, NATL RE, FGIC Insured, 5.00%, 12/15/33	10,000,000	10,359,800
Palestine ISD, GO, School Building, Assured Guaranty, 5.50%, 2/15/39	12,530,000	14,441,201
Port Neches-Groves ISD, GO, School Building, Assured Guaranty, 5.00%, 2/15/34	11,375,000	13,056,452
San Antonio Airport System Revenue, Improvement, Passenger Facility Charge, sub. lien, Refunding, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,802,600
San Antonio Electric and Gas Revenue, Refunding, 5.25%, 2/01/24	23,000,000	30,876,580
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24	3,250,000	4,251,098
Texas State Transportation Commission Turnpike System Revenue, First Tier, Refunding, Series A, AGMC Insured, 5.00%, 8/15/41	7,500,000	8,644,275
		177,600,676
Utah 0.0%†		
Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15	25,000	29,118
Virginia 0.6%		
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,839,680
Front Royal and Warren County IDA Lease Revenue, Series B, AGMC Insured, Pre-Refunded, 5.00%, 4/01/35	5,000,000	5,309,150
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	3,510,000	3,672,162
		17,820,992
Washington 1.4%		
King County Sewer Revenue, Refunding,		
Second Series, AGMC Insured, 5.00%, 1/01/36	5,000,000	5,621,300
Series A, NATL RE, FGIC Insured, 5.00%, 1/01/35	6,420,000	6,547,501
Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM, 6.65%, 1/01/16	4,250,000	4,650,563
Washington State Health Care Facilities Authority Revenue,		
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,782,030
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33	18,000,000	20,400,480

Virginia Mason Medical Center, Series B, NATL Insured, 5.00%, 2/15/27	5,660,000	6,113,366
		45,115,240
West Virginia 0.4%		
Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL Insured, 5.00%, 6/01/35	7,445,000	7,817,771
West Virginia State Water Development Authority Water Development Revenue, Loan Program II, Refunding, Series C-II, NATL RE, FGIC Insured, 5.00%, 11/01/36	5,000,000	5,345,200
		13,162,971
Wisconsin 0.9%		
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, NATL RE, FGIC Insured, 6.90%, 8/01/21	3,000,000	3,936,780
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36	20,000,000	24,895,800
		28,832,580
U.S. Territories 3.6%		
Puerto Rico 2.8%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, Assured Guaranty, 5.125%, 7/01/47	10,000,000	10,429,800
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series CC, AGMC Insured, 5.25%,		
7/01/32	5,000,000	5,842,600
7/01/36	8,870,000	10,153,489
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Series A, Assured Guaranty, 5.00%, 8/01/40	10,000,000	10,654,900
first sub., Series C, AGMC Insured, 5.125%, 8/01/42	20,000,000	21,511,000
Refunding, Series C, 5.00%, 8/01/46	20,890,000	22,852,407
Senior Series C, 5.25%, 8/01/40	7,000,000	7,879,830
		89,324,026
U.S. Virgin Islands 0.8%		
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien, AGMC Insured, 5.00%, 10/01/29	23,000,000	25,458,010
Total U.S. Territories		114,782,036
Total Municipal Bonds before Short Term Investments (Cost $2,640,663,725)		2,888,957,397
Short Term Investments 9.0%		
Municipal Bonds 9.0%		
Colorado 0.1%		
ᵃPitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN and Put, 0.18%, 4/01/16	2,000,000	2,000,000
Florida 0.3%		
ᵃFlorida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series C, Daily VRDN and Put, 0.17%, 10/01/35	2,200,000	2,200,000
ᵃHillsborough County School Board COP, Master Lease Program, Series C, NATL Insured, Daily VRDN and Put, 0.19%, 7/01/30	6,300,000	6,300,000
		8,500,000
Kentucky 0.9%		
ᵃKentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System Obligated Group, Refunding, Series B-2, Daily VRDN and Put, 0.18%, 8/15/38	20,500,000	20,500,000
ᵃLouisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc., Series B, Daily VRDN and Put, 0.18%, 10/01/39	10,200,000	10,200,000
		30,700,000
Louisiana 0.3%		
ᵃLouisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Refunding, Series D, Daily VRDN and Put, 0.18%, 7/01/28	9,700,000	9,700,000
ᵃLouisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, First Stage, ACES, Refunding, Daily VRDN and Put, 0.18%, 9/01/17	1,300,000	1,300,000
		11,000,000
Maryland 0.5%		
ᵃMaryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Refunding, Series D, Daily VRDN and Put, 0.15%, 7/01/41	7,700,000	7,700,000
ᵃMontgomery County GO, BAN, Refunding, Series A, Daily VRDN and Put, 0.18%, 6/01/26	8,450,000	8,450,000
		16,150,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Massachusetts 1.3%		
ªMassachusetts State Health and Educational Facilities Authority Revenue, Tufts University,		
Refunding, Series N-1, Daily VRDN and Put, 0.13%, 8/15/40	7,650,000	7,650,000
Refunding, Series N-2, Daily VRDN and Put, 0.15%, 8/15/34	17,500,000	17,500,000
Series G, Daily VRDN and Put, 0.15%, 2/15/26	16,850,000	16,850,000
		42,000,000
Michigan 0.2%		
ªUniversity of Michigan Revenue, General, Series A, Daily VRDN and Put, 0.13%, 4/01/38	8,150,000	8,150,000
Minnesota 0.3%		
ªMinneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding,		
Series B-1, Daily VRDN and Put, 0.18%, 11/15/35	6,700,000	6,700,000
Series B-2, Daily VRDN and Put, 0.18%, 11/15/35	1,900,000	1,900,000
		8,600,000
Missouri 1.8%		
ªMissouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery Foundation, Refunding, Series A, Daily VRDN and Put, 0.18%, 12/01/37	15,150,000	15,150,000
ªMissouri State Health and Educational Facilities Authority Educational Facilities Revenue,		
St. Louis University, Refunding, Series A-1, Daily VRDN and Put, 0.18%, 10/01/35	10,300,000	10,300,000
St. Louis University, Refunding, Series A-2, Daily VRDN and Put, 0.17%, 10/01/35	4,400,000	4,400,000
St. Louis University, Refunding, Series B-1, Daily VRDN and Put, 0.20%, 10/01/35	5,470,000	5,470,000
St. Louis University, Series B, Daily VRDN and Put, 0.20%, 10/01/24	13,730,000	13,730,000
The Washington University, Series B, Daily VRDN and Put, 0.17%, 2/15/33	9,700,000	9,700,000
		58,750,000
New Jersey 0.4%		
ªNew Jersey Health Care Facilities Financing Authority Revenue, Virtua Health, Series B, Daily VRDN and Put, 0.18%, 7/01/43	13,650,000	13,650,000
North Carolina 0.3%		
ªThe Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System, Refunding, Series B, Daily VRDN and Put, 0.16%, 1/15/38	10,195,000	10,195,000
Ohio 0.9%		
ªAllen County Hospital Facilities Revenue, Catholic Healthcare Partners,		
Series A, Daily VRDN and Put, 0.18%, 10/01/31	13,800,000	13,800,000
Series B, Daily VRDN and Put, 0.18%, 10/01/31	13,800,000	13,800,000
		27,600,000
Oregon 0.9%		
ªMedford Hospital Facilities Authority Revenue, Rogue Valley Manor Project, Daily VRDN and Put, 0.19%, 8/15/37	20,200,000	20,200,000
ªOregon State GO, Veterans Welfare, Series 88D, Daily VRDN and Put, 0.18%, 12/01/41	7,300,000	7,300,000
		27,500,000
Pennsylvania 0.8%		
ªGeisinger Authority Health System Revenue, Geisinger Health System,		
Daily VRDN and Put, 0.12%, 11/15/32	9,500,000	9,500,000
Refunding, Series A, Daily VRDN and Put, 0.12%, 5/15/35	8,750,000	8,750,000
Series C, Daily VRDN and Put, 0.13%, 8/01/28	6,500,000	6,500,000
		24,750,000
Total Short Term Investments (Cost $289,545,000)		289,545,000
Total Investments (Cost $2,930,208,725) 98.9%		3,178,502,397
Other Assets, less Liabilities 1.1%		36,183,567
Net Assets 100.0%		$ 3,214,685,964

Abbreviations

Selected Portfolio

ACES	-	Adjustable Convertible Exempt Security
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAN	-	Bond Anticipation Note
CDA	-	Community Development Authority/Agency
CDD	-	Community Development District
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
HFC	-	Housing Finance Corp.
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Bond/Board
IDR	-	Industrial Development Revenue
ISD	-	Independent School District
MFMR	-	Multi-Family Mortgage Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PFAR	-	Public Financing Authority Revenue
PUD	-	Public Utility District
RDA	-	Redevelopment Agency/Authority
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Kentucky Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.6%		
Kentucky 89.1%		
Bellevue GO, Harbor Greene Project, XLCA Insured, Pre-Refunded, 5.00%, 2/01/34	$ 1,065,000	$ 1,121,924
Boone County PCR, Collateralized, Dayton Power and Light Co., Refunding, Series A, FGIC Insured, 4.70%, 1/01/28	3,000,000	3,115,470
Bowling Green GO, Project, Series A, 5.00%, 6/01/38	5,000,000	5,607,400
Boyle County Revenue, Refunding and College Improvement, Assured Guaranty, 5.00%, 6/01/32	1,500,000	1,651,590
Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue, NATL Insured, 5.00%, 8/01/37	2,500,000	2,786,950
Campbell County School District Finance Corp. School Building Revenue, AGMC Insured, 5.00%, 8/01/26	2,845,000	3,123,241
Christian County Hospital Revenue, Jennie Stuart Medical Center, Refunding, Assured Guaranty, 5.50%, 2/01/36	3,000,000	3,295,470
Fayette County School District Finance Corp. Revenue, School Building, Refunding, Series A, 4.00%, 4/01/25	3,000,000	3,436,500
Glasgow Healthcare Revenue, T.J. Samson Community Hospital, 6.45%, 2/01/41	2,000,000	2,334,660
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A, NATL Insured, 6.10%, 1/01/24	280,000	280,487
Jefferson County School District Finance Corp. School Building Revenue,		
Series A, NATL Insured, 4.75%, 6/01/27	2,440,000	2,682,634
Series D, 3.00%, 10/01/27	1,760,000	1,805,250
Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L, XLCA Insured, 5.00%, 11/01/29	1,000,000	1,079,840
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,		
Refunding, Series C, NATL Insured, 6.15%, 10/01/24	160,000	166,178
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/24	245,000	259,036
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/25	935,000	988,566
Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System Obligated Group, 5.25%, 8/15/46	5,000,000	5,731,500
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22	2,000,000	2,001,580
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/33	2,000,000	2,246,660
Kentucky Economic Development Finance Authority Revenue, Catholic Health, Refunding, Series A, 5.00%, 5/01/29	5,670,000	6,453,707
Kentucky Housing Corp. Conduit MFHR, Collateral Mortgage Loan, Country Place Apartments, GNMA Secured,		
5.00%, 4/20/40	2,280,000	2,418,305
5.25%, 4/20/45	1,850,000	1,985,346
Kentucky Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32	2,000,000	2,130,080
Kentucky Rural Water Finance Corp. Public Project Revenue, Multimodal, Flexible Term Program,		
Series A, 5.00%, 2/01/26	895,000	897,461
Series I, 5.00%, 2/01/34	1,500,000	1,516,740
Kentucky State Infrastructure Authority Revenue, Wastewater and Drinking Water Revolving Fund, Series A, 5.00%,		
2/01/28	2,000,000	2,493,960
2/01/31	4,190,000	5,157,932
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%,		
9/01/32	5,000,000	5,505,800
9/01/37	3,250,000	3,537,982
Kentucky State Property and Buildings Commission Revenue,		
[a]Agency Fund Project No. 104, Refunding, 5.00%, 11/01/22	1,000,000	1,226,010
[a]Project No. 104, Refunding, 5.00%, 11/01/21	2,000,000	2,439,760
Project No. 90, Refunding, 5.50%, 11/01/28	5,000,000	5,896,850
Kentucky State Property and Buildings Commission Revenues, Project No. 77, NATL Insured, Pre-Refunded, 5.00%, 8/01/23	1,100,000	1,134,353
Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Projects,		
Refunding, Series A, 5.00%, 7/01/28	1,000,000	1,150,600
Refunding, Series A, 5.00%, 7/01/29	1,000,000	1,209,910
Refunding, Series A, 5.00%, 7/01/30	2,500,000	3,035,400
Series A, 5.00%, 7/01/31	1,000,000	1,230,780
Series A, 5.00%, 7/01/32	4,000,000	4,923,120
Lawrenceburg Water and Sewer Revenue, NATL Insured, Pre-Refunded, 5.00%, 10/01/28	1,730,000	1,797,747
Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding,		
Series A, 5.00%, 7/01/27	2,000,000	2,315,700
Series B, 5.00%, 7/01/33	1,000,000	1,190,990
Series B, 5.00%, 7/01/38	1,000,000	1,165,320
Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State Hospital, Refunding, Series A, 5.25%, 6/01/32	3,000,000	3,504,990

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Louisville and Jefferson County Metropolitan Government College Revenue, Bellarmine University Project, Refunding and Improvement, Series A, 6.00%, 5/01/38	2,500,000	2,740,800
Louisville and Jefferson County Metropolitan Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	2,000,000	2,539,140
Louisville and Jefferson County Metropolitan Government Industrial Building Revenue, Sisters of Mercy, Cincinnati, 5.00%, 10/01/35	1,500,000	1,575,390
Louisville and Jefferson County Metropolitan Government Parking Authority Revenue, Series A, 5.375%, 12/01/39	1,995,000	2,369,142
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue,		
Refunding, Series A, 5.00%, 5/15/24	3,770,000	4,664,206
Refunding, Series A, 5.00%, 5/15/28	3,000,000	3,629,850
Series A, AMBAC Insured, 5.00%, 5/15/36	1,000,000	1,062,610
Louisville and Jefferson County Student Housing Revenue, University of Louisville, Phase 3-A, AMBAC Insured, 5.00%, 6/01/34	3,755,000	3,912,710
Louisville Parking Authority of River City Revenue, NATL Insured, 5.00%, 6/01/29	3,290,000	3,293,323
Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, 5.50%, 7/01/38	3,000,000	3,264,840
Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital,		
5.125%, 8/01/37	3,000,000	3,065,160
6.375%, 8/01/40	2,500,000	2,778,325
Northern Kentucky University COP, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/27	1,500,000	1,500,000
Oldham County School District Finance Corp. School Building Revenue, NATL Insured, Pre-Refunded, 5.00%, 5/01/24	5,680,000	6,053,290
Owen County Waterworks System Revenue, American Water Co. Project,		
Series A, 6.25%, 6/01/39	2,000,000	2,252,500
Series A, 5.375%, 6/01/40	2,000,000	2,152,320
Series B, 5.625%, 9/01/39	2,000,000	2,187,720
Owensboro GO, Public Project, 5.00%, 4/01/41	5,440,000	6,279,120
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	6,500,000	7,360,275
Pikeville Hospital Revenue, Pikeville Medical Center, Refunding and Improvement, 6.50%, 3/01/41	2,875,000	3,466,934
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,710,915
Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Refunding, 6.00%, 12/01/28	1,000,000	1,214,630
Trimble County Environmental Facilities Revenue, Trimble County Environmental Facility,		
AMBAC Insured, 6.00%, 3/01/37	5,000,000	5,467,800
Refunding, AMBAC Insured, 4.60%, 6/01/33	3,750,000	3,979,162
Warren County Hospital Facility Revenue,		
Bowling Green, Warren County, Series A, 5.00%, 10/01/33	1,750,000	1,966,510
Bowling Green, Warren County, Series A, 5.00%, 10/01/37	1,345,000	1,497,214
Community Hospital Corp. Project, Refunding, Series A, 5.00%, 8/01/29	1,000,000	1,076,790
Western Kentucky University Revenue, General Receipts, Series A, 5.00%, 5/01/32	1,625,000	1,965,096
		193,059,551
U.S. Territories 7.5%		
Puerto Rico 7.5%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.375%, 5/15/33	1,530,000	1,533,963
Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.125%, 7/01/31	3,125,000	3,126,906
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Series K, 5.00%, 7/01/27	3,000,000	3,068,880
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series N, 5.00%, 7/01/32	3,000,000	3,030,390
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series C, 5.50%, 8/01/40	5,000,000	5,507,450
		16,267,589
Total Municipal Bonds before Short Term Investments (Cost $191,663,108)		209,327,140
Short Term Investments 1.7%		
Municipal Bonds 1.7%		
Kentucky 1.7%		
[a]Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System Obligated Group, Refunding, Series B-2, Daily VRDN and Put, 0.18%, 8/15/38	1,520,000	1,520,000
[a]Louisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc., Series B, Daily VRDN and Put, 0.18%, 10/01/39	2,300,000	2,300,000
Total Short Term Investments (Cost $3,820,000)		3,820,000
Total Investments (Cost $195,483,108) 98.3%		213,147,140
Other Assets, less Liabilities 1.7%		3,609,278
Net Assets 100.0%		$ 216,756,418

[a] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
COP	- Certificate of Participation
FGIC	- Financial Guaranty Insurance Co.
FICO	- Financing Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
MFHR	- Multi-Family Housing Revenue
NATL	- National Public Financial Guarantee Corp.
PBA	- Public Building Authority
PCR	- Pollution Control Revenue
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Louisiana Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 100.5%				
Louisiana 90.9%				
Alexandria Sales and Use Tax Revenue, 5.00%,				
8/01/26	$	1,710,000	$	1,982,540
8/01/27		1,790,000		2,072,193
8/01/28		1,875,000		2,165,175
Bossier City Utilities Revenue, BHAC Insured, 5.50%, 10/01/33		5,000,000		5,784,400
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student Housing, Cowboy Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29		2,050,000		2,315,618
Calcasieu Parish School District No. 23 GO, Public School, Refunding, Series A, 5.00%,				
2/15/25		1,165,000		1,413,541
2/15/27		1,300,000		1,566,630
Calcasieu Parish School District No. 30 GO, Refunding, Series A, 5.00%,				
2/15/25		1,165,000		1,413,541
2/15/27		1,300,000		1,566,630
2/15/29		1,465,000		1,745,562
De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A, 5.65%, 12/01/21		1,000,000		1,001,360
East Baton Rouge Mortgage Finance Authority SFMR, MBS Program,				
Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28		605,000		612,708
Series A-2, GNMA Secured, 5.10%, 10/01/40		405,000		413,149
East Baton Rouge Parish Park and Recreation District GO, AGMC Insured, Pre-Refunded, 5.00%, 5/01/25		3,325,000		3,689,087
East Baton Rouge Parish Sales Tax Revenue,				
Public Improvement, Refunding, Series A, AMBAC Insured, 5.00%, 2/01/24		2,000,000		2,115,460
Road and Street Improvement, Assured Guaranty, 5.25%, 8/01/28		1,000,000		1,217,560
Road and Street Improvement, Assured Guaranty, 5.50%, 8/01/30		1,700,000		2,079,678
East Baton Rouge Sewerage Commission Revenue, Refunding, Series A, 5.25%,				
2/01/34		2,500,000		2,974,700
2/01/39		8,250,000		9,805,950
England District Sub-District No. 1 Revenue, NATL RE, FGIC Insured, 5.00%, 8/15/19		5,000,000		5,347,900
Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%, 11/01/27		5,000,000		5,076,850
Jefferson Parish Hospital Service District No.1 Hospital Revenue, West Jefferson Medical Center, Refunding, Series A, 6.00%, 1/01/39		3,105,000		3,470,676
Jefferson Parish Revenue, Public Improvement, 24th Judicial District Project, NATL Insured, 5.00%, 4/01/29		3,060,000		3,153,514
[a]Jefferson Parish School Board Sales and Use Tax Revenue, Refunding, 5.00%,				
2/01/23		500,000		628,850
2/01/24		1,205,000		1,520,770
Jefferson Parish West Jefferson Park and Community Center Revenue, NATL Insured, 5.00%, 10/01/29		2,925,000		3,084,412
Kenner Consolidated Sewage District Revenue, AGMC Insured, 5.00%, 11/01/36		5,320,000		6,039,158
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27		5,000,000		5,480,800
Lafayette Public Improvement Sales Tax Revenue, 5.00%,				
3/01/29		2,460,000		2,923,316
3/01/36		1,865,000		2,176,586
Lafayette Public Power Authority Electric Revenue,				
[a]5.00%, 11/01/31		1,000,000		1,199,670
[a]5.00%, 11/01/32		1,245,000		1,488,808
NATL Insured, 5.00%, 11/01/32		5,000,000		5,467,200
Lafayette Public Trust Financing Authority Revenue,				
Ragin' Cajun Facilities Inc., Housing and Package Project, Assured Guaranty, 5.25%, 10/01/30		4,000,000		4,584,160
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 5.75%, 10/01/29		750,000		871,830
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/34		1,750,000		2,034,112
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/38		1,335,000		1,540,296
Ragin' Cajun Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 10/01/25		1,650,000		1,953,550
Ragin' Cajun Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 10/01/27		1,000,000		1,176,460
Lafayette Utilities Revenue,				
5.00%, 11/01/33		5,000,000		5,836,850
NATL Insured, 5.00%, 11/01/28		5,000,000		5,344,100
Lafourche Parish Consolidated School District No. 1 GO, Refunding, 5.00%,				
3/01/24		2,610,000		3,228,048
3/01/25		1,175,000		1,447,224
3/01/27		3,115,000		3,811,389
3/01/29		1,370,000		1,659,728
Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured, Pre-Refunded, 5.125%, 4/01/29		2,200,000		2,381,940

Louisiana HFA, SFMR, Home Ownership Program,		
GO Zone, Series B-1, GNMA Secured, 5.00%, 12/01/32	470,000	470,240
Series A, GNMA Secured, 5.50%, 6/01/40	3,110,000	3,171,080
Series A-1, GNMA Secured, 5.45%, 12/01/20	205,000	206,784
Series B, GNMA Secured, 6.125%, 12/01/33	635,000	699,592
Louisiana Local Government Environmental Facilities and CDA Revenue,		
Ascension Parish Library Projects, AMBAC Insured, Pre-Refunded, 5.25%, 4/01/29	1,000,000	1,111,500
Baton Rouge Community College Facilities Corp. Project, Refunding, AGMC Insured, 5.00%, 12/01/26	1,000,000	1,178,980
[a]Bossier Parish Community College, Campus Facilities Inc. Project, Refunding, 5.00%, 12/01/23	1,500,000	1,855,080
[a]Bossier Parish Community College, Campus Facilities Inc. Project, Refunding, 5.00%, 12/01/24	1,295,000	1,600,244
[a]Bossier Parish Community College, Campus Facilities Inc. Project, Refunding, 4.00%, 12/01/25	2,000,000	2,252,420
Bossier Parish Public Improvement Projects, 5.00%, 3/01/38	3,320,000	3,732,377
Bossier Parish Public Improvement Projects, 5.00%, 3/01/42	905,000	1,013,600
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27	5,000,000	5,743,600
Denham Springs Sewer District No. 1 Project, Assured Guaranty, 5.00%, 12/01/39	3,750,000	4,267,837
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,370,000	5,827,309
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured, 5.00%, 12/01/44	8,870,000	9,544,209
Independence Stadium Project, Refunding, 5.25%, 3/01/30	8,845,000	9,789,204
Jefferson Parish Projects, Refunding, Series A, 5.375%, 4/01/31	2,000,000	2,298,920
Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21	2,215,000	2,218,522
Lake Charles Public Improvements Project, AMBAC Insured, 5.00%, 5/01/27	3,000,000	3,269,100
Livingston Parish Road Project, AMBAC Insured, 5.00%, 3/01/21	3,540,000	3,841,183
McNeese State University Student Parking, Cowboys Facilities Inc. Project, AGMC Insured, 5.00%, 3/01/36	1,800,000	2,020,536
Monroe Regional Airport Terminal Project, Assured Guaranty, 5.50%, 2/01/39	2,000,000	2,294,780
NATL Insured, Pre-Refunded, 5.00%, 12/01/26	3,000,000	3,000,000
Parish of Plaquemines Courthouse Project, AGMC Insured, 5.00%, 11/01/28	1,535,000	1,840,020
Parish of Plaquemines Courthouse Project, AGMC Insured, 5.00%, 11/01/30	1,690,000	2,006,436
Parish of Plaquemines Project, AGMC Insured, 5.00%, 9/01/25	1,620,000	1,963,424
Parish of Plaquemines Project, AGMC Insured, 5.00%, 9/01/29	1,970,000	2,344,517
Parish of Plaquemines Project, AGMC Insured, 5.00%, 9/01/30	1,070,000	1,267,394
Parish of Plaquemines Project, AGMC Insured, 5.00%, 9/01/31	750,000	884,160
Parking Facilities Corp. Phase I Project, Refunding, AGMC Insured, 3.00%, 10/01/16	1,000,000	1,046,760
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 6.75%, 1/01/24	2,620,000	3,094,639
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 7.00%, 1/01/33	2,500,000	2,931,550
Southeastern Louisiana Student Housing, University Facilities Inc. Project, Series A, NATL Insured, 5.00%, 8/01/27	3,000,000	3,098,550
Louisiana Public Facilities Authority Hospital Revenue,		
Franciscan Missionaries of Our Lady Health System Project, 6.75%, 7/01/39	3,500,000	4,296,250
Franciscan Missionaries of Our Lady Health System Project, 5.00%, 7/01/42	8,000,000	9,024,240
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	5,557,650
Touro Infirmary Project, Series A, 5.625%, 8/15/29	3,435,000	3,437,954
Louisiana Public Facilities Authority Revenue,		
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31	6,000,000	6,371,880
Black and Gold Facilities Project, Series A, CIFG Insured, 5.00%, 7/01/30	5,000,000	5,001,450
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30	5,000,000	5,828,850
Entergy LLC Project, Refunding, 5.00%, 6/01/30	5,000,000	5,404,350
FHA Insured Mortgage, Baton Rouge General Medical Center Project, NATL Insured, 5.25%, 7/01/33	5,000,000	5,310,350
Loyola University Project, 5.00%, 10/01/39	5,000,000	5,621,300
Loyola University Project, 5.00%, 10/01/41	5,000,000	5,715,700
MFHR, One Lakeshore Place Apartments Project, Refunding, Series A, GNMA Secured, 6.40%, 7/20/20	1,280,000	1,280,013
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	5,000,000	6,060,850
Ochsner Clinic Foundation Project, Refunding, Series A, 5.375%, 5/15/43	5,000,000	5,310,750
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27	3,990,000	4,343,554
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	3,453,625
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,		
Refunding, 5.00%, 6/01/24	4,000,000	4,663,560
Series B, AMBAC Insured, 5.00%, 6/01/23	5,000,000	5,492,400
Series C-2, Assured Guaranty, 6.75%, 6/01/26	5,000,000	6,118,050
Louisiana State Gasoline and Fuels Tax Revenue,		
Refunding, Series A-1, 5.00%, 5/01/27	8,000,000	10,017,120
Series A, AGMC Insured, 5.00%, 5/01/31	13,000,000	14,477,450
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/35	2,300,000	2,551,850
Louisiana State GO,		
Match, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/15/24	3,475,000	4,031,208
Match, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/15/25	1,765,000	2,047,506
Refunding, Series C, 5.00%, 7/15/26	4,600,000	5,847,198

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Series A, 5.00%, 8/01/27	10,000,000	12,652,100
Series A, 5.00%, 9/01/27	6,200,000	7,764,384
Louisiana State Office Facilities Corp. Lease Revenue, Refunding, 5.00%,		
11/01/22	3,280,000	4,076,843
11/01/23	4,150,000	5,197,916
Louisiana State University and Agricultural and Mechanical College Board Revenue,		
AMBAC Insured, 5.00%, 7/01/22	5,000,000	5,137,200
Auxiliary, NATL RE, FGIC Insured, 5.00%, 7/01/31	3,000,000	3,262,230
Auxiliary, Refunding, 5.00%, 7/01/24	440,000	537,733
Auxiliary, Refunding, 5.00%, 7/01/25	375,000	456,503
Auxiliary, Series A, 5.00%, 7/01/40	5,000,000	5,654,700
Auxiliary, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/27	1,500,000	1,609,755
Monroe Sales Tax Increment Revenue, Economic Development Project, Garret Road, Refunding, Assured Guaranty,		
5.375%, 3/01/24	1,035,000	1,044,801
5.50%, 3/01/25	2,145,000	2,165,678
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,397,040
New Orleans GO,		
Drainage System, AMBAC Insured, 5.00%, 12/01/18	1,000,000	1,012,610
Public Improvement, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/29	1,485,000	1,628,778
Public Improvement, FGIC Insured, Pre-Refunded, 5.25%, 12/01/21	1,295,000	1,295,000
Radian Insured, 5.125%, 12/01/30	10,055,000	11,082,219
Refunding, Series A, 5.00%, 12/01/30	3,575,000	4,138,027
Refunding, Series A, 5.00%, 12/01/31	1,060,000	1,221,046
Refunding, Series A, 5.00%, 12/01/33	1,430,000	1,631,516
New Orleans Sewage Service Revenue, Refunding, Assured Guaranty, 6.25%, 6/01/29	500,000	586,480
Port New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty, 5.125%, 4/01/38	5,000,000	5,321,200
Shreveport GO, 5.00%,		
8/01/25	4,690,000	5,573,221
8/01/28	4,255,000	5,034,559
8/01/29	4,790,000	5,643,243
St. Charles Parish Gulf Opportunity Zone Revenue, Valero Project, Mandatory Put 6/01/22, 4.00%, 12/01/40	3,500,000	3,887,905
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	5,386,450
St. Tammany Parish Utilities Revenue, Series B,		
5.50%, 8/01/35	2,650,000	3,088,204
5.00%, 8/01/44	3,290,000	3,689,143
Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne General Medical Center Project,		
Refunding, AMBAC Insured, 5.50%, 4/01/33	2,155,000	2,196,936
Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST, AGMC Insured, 5.00%, 4/01/32	2,265,000	2,621,624
Terrebonne Parish Waterworks District No. 1 Revenue, Consolidated, Series A, 5.00%,		
11/01/30	3,065,000	3,674,046
11/01/33	2,275,000	2,690,165
11/01/37	1,250,000	1,446,575
		482,819,164
U.S. Territories 9.6%		
Puerto Rico 8.9%		
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	5,474,300
Series A, 5.00%, 7/01/33	615,000	615,972
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series L, NATL Insured, 5.25%, 7/01/35	10,000,000	10,759,800
Puerto Rico Electric Power Authority Power Revenue,		
Series CCC, 5.25%, 7/01/27	5,000,000	5,354,100
Series WW, 5.25%, 7/01/33	6,450,000	6,698,712
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.50%, 8/01/42	6,000,000	6,489,000
Series B, 6.375%, 8/01/39	10,000,000	11,764,600
		47,156,484
U.S. Virgin Islands 0.7%		
Virgin Islands PFAR, Matching Fund Loan Note, sub. lien, Series B, 5.00%, 10/01/25	3,500,000	3,925,040
Total U.S. Territories		51,081,524
Total Municipal Bonds before Short Term Investments (Cost $490,015,560)		533,900,688

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Short Term Investments 0.4%		
Municipal Bonds 0.4%		
Louisiana 0.4%		
[b]Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Refunding, Series D, Daily VRDN and Put, 0.18%, 7/01/28	200,000	200,000
[b]Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, First Stage, ACES, Refunding, Daily VRDN and Put, 0.18%, 9/01/17	1,700,000	1,700,000
Total Short Term Investments (Cost $1,900,000)		1,900,000
Total Investments (Cost $491,915,560) 100.9%		535,800,688
Other Assets, less Liabilities (0.9)%		(4,762,941)
Net Assets 100.0%		$ 531,037,747

[a] Security purchased on a when-issued basis.

[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

ACES - Adjustable Convertible Exempt Security
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
CDA - Community Development Authority/Agency
CIFG - CDC IXIS Financial Guaranty
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GARB - General Airport Revenue Bonds
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority/Agency
MBS - Mortgage-Backed Security
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PFAR - Public Financing Authority Revenue
SFMR - Single Family Mortgage Revenue
XLCA - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Maryland Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 97.8%				
Maryland 81.5%				
Annapolis GO, Refunding, 5.00%, 8/01/31	$	1,250,000	$	1,545,537
Anne Arundel County GO,				
Consolidated General Improvement, Refunding, 5.00%, 4/01/22		5,060,000		6,620,909
Consolidated General Improvement, Refunding, 5.00%, 4/01/26		4,050,000		5,193,598
Consolidated General Improvement, Refunding, 5.00%, 4/01/27		4,050,000		5,173,551
Consolidated Water and Sewer, 5.00%, 4/01/41		12,620,000		15,165,833
Refunding, 4.625%, 3/01/32		2,000,000		2,013,240
Anne Arundel County MFR, Glenview Gardens Apartments Project, Mandatory Put 1/01/27, 5.00%, 1/01/28		2,000,000		2,169,100
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39		15,095,000		15,406,561
Baltimore County GO,				
Metropolitan District 74th Issue, Refunding, 5.00%, 2/01/32		1,250,000		1,564,650
Public Improvement, Refunding, 5.00%, 2/01/25		6,000,000		7,748,580
Public Improvement, Refunding, 5.00%, 2/01/28		5,000,000		6,369,100
Public Improvement, Refunding, 5.00%, 2/01/29		9,045,000		11,477,834
Baltimore County Metropolitan 68th District GO, Refunding, 5.00%, 8/01/32		1,000,000		1,002,690
Baltimore Project Revenue,				
sub. bond, Water Projects, Series A, 5.375%, 7/01/34		750,000		886,905
sub. bond, Water Projects, Series A, 5.75%, 7/01/39		1,250,000		1,499,813
Wastewater Projects, AGMC Insured, 5.00%, 7/01/37		5,000,000		5,675,650
Wastewater Projects, Series A, 5.00%, 7/01/41		14,435,000		17,216,047
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/38		5,000,000		5,674,150
Wastewater Projects, Series C, 5.125%, 7/01/34		1,835,000		2,154,382
Wastewater Projects, Series C, 5.625%, 7/01/39		2,965,000		3,555,094
Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31		2,855,000		3,211,875
Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/32		2,120,000		2,436,558
Water Projects, Refunding, Series A, NATL RE, FGIC Insured, 5.125%, 7/01/42		11,740,000		11,769,820
Water Projects, Series A, 5.00%, 7/01/41		7,845,000		9,356,418
Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/32		5,000,000		5,746,600
Charles County GO, Consolidated Public Improvement, Refunding, 5.00%, 3/01/21		3,395,000		4,376,427
Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding, 5.625%, 9/01/38		5,000,000		5,087,900
Frederick County GO,				
Public Facilities, Series A, 4.00%, 8/01/29		1,395,000		1,600,177
Public Improvements, Series A, 5.00%, 3/01/34		8,580,000		10,109,986
Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%, 11/01/30		3,935,000		4,642,828
Maryland State Community Development Administration Department of Housing and CDR,				
Housing, Refunding, Series A, 6.00%, 7/01/32		4,000,000		4,004,720
Residential, Series B, 4.75%, 9/01/39		5,335,000		5,596,628
Residential, Series C, 5.375%, 9/01/39		10,000,000		10,656,000
Residential, Series C, 5.65%, 9/01/48		1,575,000		1,580,276
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22		10,000,000		12,451,600
Maryland State EDC Student Housing Revenue,				
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/34		2,150,000		2,362,592
Senior, Towson University Project, 5.00%, 7/01/27		1,145,000		1,290,598
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/30		3,245,000		3,330,181
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/35		3,675,000		3,762,906
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/25		2,500,000		2,664,450
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/28		2,000,000		2,112,520
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/33		9,370,000		9,802,707
Maryland State GO, State and Local Facilities Loan, First Series B, 4.00%,				
3/15/21		10,000,000		12,015,100
3/15/24		18,905,000		22,066,483
Maryland State Health and Higher Educational Facilities Authority Revenue,				
Anne Arundel Health System, 5.00%, 7/01/25		1,000,000		1,204,080
Anne Arundel Health System, 5.00%, 7/01/26		1,345,000		1,614,430
Anne Arundel Health System, 5.00%, 7/01/27		500,000		598,290
Anne Arundel Health System, Series A, 6.75%, 7/01/29		2,000,000		2,561,020
Anne Arundel Health System, Series A, 6.75%, 7/01/39		2,000,000		2,548,360
Anne Arundel Health System, Series A, Pre-Refunded, 5.125%, 7/01/34		2,500,000		2,685,775
Carroll Hospital Center, 5.00%, 7/01/40		6,790,000		7,152,382
Edenwald, Series A, 5.40%, 1/01/31		1,000,000		1,040,740
Goucher College, Refunding, Series A, 5.00%, 7/01/34		1,500,000		1,762,995
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27		11,000,000		14,468,080

Johns Hopkins Medical Institutions, Series A, 5.00%, 5/15/37	9,395,000	9,987,543
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/31	7,060,000	8,826,906
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/37	8,500,000	10,347,390
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/38	5,805,000	6,147,495
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/41	15,000,000	18,274,500
LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34	10,945,000	12,065,330
LifeBridge Health, Refunding, Assured Guaranty, 4.75%, 7/01/38	10,000,000	10,808,900
Loyola College, Series A, 5.00%, 10/01/40	10,050,000	10,606,368
Loyola University Maryland, Refunding, Series A, 5.00%, 10/01/39	2,250,000	2,655,472
Maryland Institute College of Art, 5.00%, 6/01/35	2,000,000	2,093,700
Maryland Institute College of Art, 5.00%, 6/01/36	6,900,000	7,294,128
Maryland Institute College of Art, 5.00%, 6/01/40	10,000,000	10,435,100
Mercy Medical Center, Series A, 5.00%, 7/01/37	10,000,000	10,481,900
Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/27	655,000	655,668
Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34	5,000,000	5,074,550
Parking, Johns Hopkins Medical Institutions, Refunding, Series B, AMBAC Insured, 5.00%, 7/01/38	6,200,000	6,318,234
Peninsula Regional Medical Center, 5.00%, 7/01/36	6,625,000	7,128,765
Roland Park Place Project, Refunding, 5.625%, 7/01/18	2,500,000	2,503,075
Roland Park Place Project, Refunding, 5.625%, 7/01/24	2,680,000	2,682,037
Union Hospital Cecil County Issue, 5.00%, 7/01/35	3,015,000	3,139,580
University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28	15,000,000	16,793,100
University of Maryland Medical System, Series A, 5.00%, 7/01/41	2,500,000	2,654,175
Washington County Hospital, 5.75%, 1/01/38	2,500,000	2,693,025
Western Maryland Health, Refunding, Series A, NATL Insured, 4.75%, 7/01/36	17,120,000	17,955,456
Maryland State Stadium Authority Lease Revenue, Refunding, 5.00%,		
6/15/22	1,345,000	1,728,433
6/15/23	1,410,000	1,833,099
6/15/24	1,485,000	1,945,201
Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project, AMBAC Insured, 5.00%, 7/01/28	3,975,000	4,172,518
Maryland State Transportation Authority Transportation Facilities Projects Revenue, AGMC Insured,		
5.00%, 7/01/31	7,455,000	7,817,164
5.00%, 7/01/32	7,165,000	7,505,051
5.00%, 7/01/34	7,500,000	7,830,975
Pre-Refunded, 5.00%, 7/01/27	5,890,000	6,320,971
Montgomery County GO,		
Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20	8,000,000	9,579,760
Refunding, Series A, 5.00%, 7/01/22	12,020,000	15,459,042
Montgomery County Revenue, Department of Liquor Control,		
Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,990,007
Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,713,776
Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,960,023
Series A, 5.00%, 4/01/30	1,935,000	2,328,598
Montgomery County Water Quality Protection Charge Revenue, Series A, 5.00%,		
4/01/30	1,855,000	2,230,842
4/01/31	1,240,000	1,486,574
Morgan State University Academic and Auxiliary Facilities Fees Revenue,		
Refunding, 5.00%, 7/01/25	1,190,000	1,469,234
Refunding, 5.00%, 7/01/26	355,000	436,242
Refunding, 5.00%, 7/01/27	750,000	917,310
Refunding, 5.00%, 7/01/29	630,000	763,932
Refunding, 5.00%, 7/01/31	455,000	547,856
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32	6,450,000	6,625,827
Prince George's County COP, Public Safety Communications, 5.00%, 10/01/30	3,160,000	3,792,537
Prince George's County GO, Consolidated Public Improvement, Series A, 5.00%, 9/15/28	3,725,000	4,692,196
Prince George's County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%, 6/30/30	4,000,000	4,057,120
University System of Maryland Auxiliary Facility and Tuition Revenue, Refunding, Series D, 4.00%,		
10/01/24	8,840,000	10,601,193
10/01/25	5,615,000	6,700,155
		611,912,759
District of Columbia 0.4%		
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,500,000	2,903,625
U.S. Territories 15.9%		
Puerto Rico 15.5%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	2,100,000	2,239,797

Puerto Rico Commonwealth GO, Public Improvement, Refunding,		
AGMC Insured, 5.125%, 7/01/30	1,935,000	1,936,838
Series A, FGIC Insured, 5.50%, 7/01/22	3,000,000	3,324,660
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series N, Assured Guaranty, 5.25%, 7/01/36	5,000,000	5,723,500
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	5,000,000	5,304,500
Series G, 5.00%, 7/01/33	2,155,000	2,158,405
Series G, Pre-Refunded, 5.00%, 7/01/33	15,000	15,406
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,		
AMBAC Insured, 5.00%, 7/01/31	5,000,000	5,074,900
FGIC Insured, 5.00%, 7/01/24	5,000,000	5,176,550
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series SS, AGMC Insured, 5.00%, 7/01/30	6,500,000	6,839,170
Series WW, 5.50%, 7/01/38	5,000,000	5,211,300
Series XX, 5.25%, 7/01/40	13,500,000	13,968,045
Puerto Rico HFAR, Capital Fund Modernization, 5.125%, 12/01/27	4,250,000	4,729,358
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,		
Series K, AGMC Insured, 5.25%, 7/01/27	5,300,000	5,807,634
Series N, 5.00%, 7/01/32	5,000,000	5,050,650
Series Q, 5.625%, 7/01/39	5,000,000	5,232,850
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.75%, 8/01/37	11,425,000	12,744,930
Series A, 6.00%, 8/01/42	18,160,000	20,591,624
Series C, 5.25%, 8/01/41	1,300,000	1,400,854
University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%, 6/01/30	3,750,000	3,818,363
		116,349,334
U.S. Virgin Islands 0.4%		
Virgin Islands PFAR,		
Gross Receipts Taxes Loan Note, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	2,000,000	2,100,520
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	1,111,440
		3,211,960
Total U.S. Territories		119,561,294
Total Municipal Bonds before Short Term Investments (Cost $682,458,172)		734,377,678
Short Term Investments 0.9%		
Municipal Bonds 0.9%		
Maryland 0.9%		
[a]Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System,		
Refunding, Series D, Daily VRDN and Put, 0.15%, 7/01/41	3,110,000	3,110,000
[a]Montgomery County GO, BAN, Refunding, Series A, Daily VRDN and Put, 0.18%, 6/01/26	3,700,000	3,700,000
Total Short Term Investments (Cost $6,810,000)		6,810,000
Total Investments (Cost $689,268,172) 98.7%		741,187,678
Other Assets, less Liabilities 1.3%		9,478,845
Net Assets 100.0%		$ 750,666,523

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

- AGMC - Assured Guaranty Municipal Corp.
- AMBAC - American Municipal Bond Assurance Corp.
- BAN - Bond Anticipation Note
- CDR - Community Development Revenue
- COP - Certificate of Participation
- EDC - Economic Development Corp.

ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HFAR	-	Housing Finance Authority Revenue
IDA	-	Industrial Development Authority/Agency
MFR	-	Multi-Family Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Massachusetts Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 95.9%				
Massachusetts 92.1%				
Auburn GO, AMBAC Insured, 5.125%, 6/01/24	$	1,465,000	$	1,560,401
Boston GO, Series A, 4.00%, 4/01/32		4,020,000		4,507,907
Dudley-Charlton Regional School District GO, Series B, NATL RE, FGIC Insured, 5.25%, 5/01/19		3,140,000		3,788,347
Holyoke Gas and Electric Department Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/26		9,805,000		9,805,000
Martha's Vineyard Land Bank Revenue, AMBAC Insured,				
4.875%, 5/01/22		2,000,000		2,026,000
5.00%, 5/01/34		7,000,000		7,235,130
Massachusetts Bay Transportation Authority Revenue,				
Assessment, Refunding, Series A, 5.00%, 7/01/23		10,005,000		12,920,357
General Transportation System, Series C, NATL RE, FGIC Insured, 5.25%, 3/01/15		2,000,000		2,216,920
Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior, Refunding, Series A, 5.00%, 7/01/30		5,000,000		6,803,000
Massachusetts Educational Financing Authority Education Loan Revenue,				
Issue I, Refunding, Series A, 5.50%, 1/01/22		3,000,000		3,493,350
Series I, 6.00%, 1/01/28		9,890,000		11,507,608
Massachusetts State College Building Authority Project Revenue,				
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39		5,000,000		7,422,700
Series A, Assured Guaranty, 5.00%, 5/01/33		10,000,000		11,463,400
Series A, XLCA Insured, Pre-Refunded, 5.00%, 5/01/43		2,000,000		2,038,900
Series B, 5.00%, 5/01/40		4,625,000		5,294,515
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Contract Assistance, Series B, 5.00%, 1/01/35		10,000,000		11,478,500
Massachusetts State Development Finance Agency Revenue,				
Boston College, Series P, NATL Insured, 4.75%, 7/01/42		11,000,000		11,860,420
Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/35		3,600,000		3,892,752
Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/39		18,630,000		20,075,874
Brandeis University, Series N, 5.00%, 10/01/39		5,000,000		5,427,350
Broad Institute, Series A, 5.375%, 4/01/41		15,000,000		17,295,450
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty, 5.00%, 7/01/31		5,000,000		5,426,400
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty, 5.00%, 7/01/37		5,035,000		5,404,217
Northeastern University, 4.00%, 10/01/35		5,000,000		5,282,800
Partners Healthcare, Refunding, Series L, 5.00%, 7/01/41		5,450,000		6,286,193
Sterling and Francine Clark Art Institute, 5.00%, 7/01/41		12,900,000		14,847,642
Western New England College, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33		12,200,000		12,754,612
WGBH Educational Foundation, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36		15,945,000		17,245,155
Worcester Polytechnic Institute, 4.00%, 9/01/49		6,825,000		7,007,705
Worcester Polytechnic Institute, Refunding, NATL Insured, 5.00%, 9/01/37		12,850,000		13,853,071
Massachusetts State GO,				
Consolidated Loan, Series A, AGMC Insured, Pre-Refunded, 5.00%, 3/01/24		5,000,000		5,515,650
Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37		10,000,000		11,543,600
Refunding, Series A, AMBAC Insured, 5.50%, 8/01/30		15,340,000		22,215,541
Massachusetts State Health and Educational Facilities Authority Revenue,				
Boston College, Series N, NATL Insured, 5.125%, 6/01/33		5,000,000		5,100,850
Cable Housing and Health Services, Series A, NATL Insured, 5.25%, 7/01/23		1,000,000		1,001,160
Cape Cod Healthcare Obligation, Assured Guaranty, 6.00%, 11/15/28		3,000,000		3,539,760
Cape Cod Healthcare Obligation, Assured Guaranty, 5.125%, 11/15/35		3,150,000		3,452,904
Children's Hospital, Series M, 5.25%, 12/01/39		7,000,000		7,962,710
Clark Art Institute, 5.00%, 7/01/40		10,000,000		11,513,700
Emmanuel College, NATL Insured, 5.00%, 7/01/37		10,000,000		10,550,600
Lesley University, Series A, Assured Guaranty, 5.25%, 7/01/39		9,350,000		10,602,152
Partners Healthcare, Refunding, Series J1, 5.00%, 7/01/39		4,345,000		4,909,546
Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39		5,500,000		5,997,365
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21		430,000		599,175
Massachusetts State HFAR,				
Housing, Refunding, Series A, 3.50%, 12/01/31		5,805,000		5,962,896
Housing, Series A, 3.25%, 12/01/27		4,000,000		4,110,160
Housing, Series F, 2.875%, 12/01/27		2,020,000		2,032,544
Housing, Series F, 3.15%, 12/01/32		3,445,000		3,459,056
Housing, Series F, 3.45%, 12/01/37		1,500,000		1,509,675
Series C, 5.125%, 12/01/39		1,700,000		1,794,435
Series C, 5.35%, 12/01/49		4,500,000		4,775,760

Series D, 5.05%, 6/01/40	4,450,000	4,759,275
SF Housing, Series 159, 4.05%, 12/01/32	12,000,000	12,609,240
Massachusetts State Port Authority Revenue,		
Refunding, Series B, 5.00%, 7/01/32	3,250,000	3,934,743
Series A, AGMC Insured, 4.50%, 7/01/32	5,590,000	6,057,548
Series A, AGMC Insured, 4.50%, 7/01/37	7,935,000	8,460,852
Series A, AMBAC Insured, 5.00%, 7/01/35	10,000,000	10,724,900
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,		
Senior, Refunding, Series A, 5.00%, 8/15/30	10,000,000	12,491,600
Senior, Series B, 5.00%, 10/15/41	10,000,000	11,905,700
Series A, AMBAC Insured, 4.75%, 8/15/32	15,000,000	16,910,850
Massachusetts State Special Obligation Dedicated Tax Revenue,		
FGIC Insured, Pre-Refunded, 5.25%, 1/01/29	5,000,000	5,261,400
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/25	15,900,000	20,555,361
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	16,900,000	23,013,575
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%, 6/01/31	10,555,000	11,699,584
Massachusetts State Water Pollution Abatement Trust Revenue, 2012,		
Pool Loan Program Bonds, Series 6, 5.50%, 8/01/30	1,005,000	1,007,754
Pooled Loan Program, Series 7, 5.125%, 2/01/31	1,900,000	1,904,484
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, MWRA Program, Refunding, Sub Series A, 5.75%, 8/01/29	250,000	250,758
Massachusetts State Water Resources Authority Revenue,		
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	20,490,000	28,267,594
Series A, AGMC Insured, 4.50%, 8/01/46	5,325,000	5,684,065
Monson GO, AMBAC Insured, 5.25%, 11/01/23	1,675,000	1,754,814
Springfield GO, State Qualified Municipal Purpose Loan, AGMC Insured, 4.50%, 8/01/26	2,000,000	2,148,700
University of Massachusetts Building Authority Project Revenue, Senior Series 1, AMBAC Insured, Pre-Refunded, 5.25%,		
11/01/23	2,155,000	2,252,794
11/01/28	5,035,000	5,263,488
11/01/29	3,000,000	3,280,140
Worcester GO, Assured Guaranty, 5.00%, 11/01/37	3,000,000	3,254,610
		581,824,744
U.S. Territories 3.8%		
Puerto Rico 3.8%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, Assured Guaranty, 5.00%, 7/01/28	4,000,000	4,351,920
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/43	26,000,000	5,001,360
Senior Series C, 5.25%, 8/01/40	13,000,000	14,633,970
		23,987,250
Total Municipal Bonds before Short Term Investments (Cost $553,701,724)		605,811,994
Short Term Investments 2.3%		
Municipal Bonds 2.3%		
Massachusetts 2.3%		
ⁱMassachusetts State GO, Consolidated Loan, Refunding, Series A, Daily VRDN and Put, 0.18%, 3/01/26	1,500,000	1,500,000
ⁱMassachusetts State Health and Educational Facilities Authority Revenue,		
Harvard University, Refunding, Series R, Daily VRDN and Put, 0.15%, 11/01/49	575,000	575,000
Tufts University, Refunding, Series N-2, Daily VRDN and Put, 0.15%, 8/15/34	3,000,000	3,000,000
Tufts University, Series G, Daily VRDN and Put, 0.15%, 2/15/26	3,275,000	3,275,000
Wellesley College, Refunding, Series I, Daily VRDN and Put, 0.15%, 7/01/39	6,400,000	6,400,000
Total Short Term Investments (Cost $14,750,000)		14,750,000
Total Investments (Cost $568,451,724) 98.2%		620,561,994
Other Assets, less Liabilities 1.8%		11,476,725
Net Assets 100.0%		$ 632,038,719

Abbreviations

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
SF	-	Single Family
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 89.8%		
Michigan 80.9%		
Adrian City School District GO, AGMC Insured, Pre-Refunded, 5.00%,		
5/01/26	$ 1,960,000	$ 2,088,811
5/01/29	2,125,000	2,264,655
5/01/34	6,690,000	7,129,667
Allendale Public School District GO, School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/37	11,810,000	12,737,203
Avondale School District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/29	9,000,000	9,175,050
Battle Creek School District GO, School Building and Site, AGMC Insured, 5.00%,		
5/01/31	4,000,000	4,605,720
5/01/34	10,165,000	11,615,444
Bay City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/31	6,000,000	6,464,220
Brighton Area Schools District GO, School Building and Site,		
Refunding, Series I, 5.00%, 5/01/23	1,650,000	1,911,542
Refunding, Series I, 5.00%, 5/01/24	1,650,000	1,903,143
Series I, 5.00%, 5/01/25	1,650,000	1,894,794
Series I, 5.00%, 5/01/26	1,650,000	1,887,666
Caledonia Community Schools GO, School Building and Site, NATL Insured, 5.00%, 5/01/26	3,665,000	4,177,880
Central Michigan University Revenue, General,		
AMBAC Insured, 5.00%, 10/01/34	8,905,000	9,125,577
Series A, AMBAC Insured, Pre-Refunded, 5.05%, 10/01/32	10,000,000	10,395,700
Detroit City School District GO, School Building and Site Improvement,		
Series A, AGMC Insured, 6.00%, 5/01/29	10,000,000	12,543,000
Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23	2,650,000	2,701,542
Series B, FGIC Insured, Pre-Refunded, 5.00%, 5/01/25	2,000,000	2,038,480
Detroit GO,		
Distribution State Aid, 5.00%, 11/01/30	5,000,000	5,646,450
Distribution State Aid, 5.25%, 11/01/35	5,000,000	5,614,250
Series A, Assured Guaranty, 5.00%, 4/01/28	5,000,000	4,762,900
Series A-1, NATL Insured, 5.00%, 4/01/20	10,610,000	9,607,037
Detroit Sewage Disposal System Revenue,		
second lien, Series A, NATL Insured, 5.125%, 7/01/33	18,790,000	19,329,085
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	5,960,000	6,060,784
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	7,702,740
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,592,500
Detroit Water Supply System Revenue,		
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	20,000,000	21,088,000
second lien, Series B, NATL Insured, 5.00%, 7/01/34	8,875,000	8,977,772
second lien, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/34	5,270,000	5,412,132
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35	17,500,000	19,620,650
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	38,740,000	41,034,958
senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30	11,400,000	11,418,468
Eastern Michigan University Revenue, General, Series A, FGIC Insured, Pre-Refunded, 5.00%,		
6/01/28	6,730,000	6,886,742
6/01/33	14,700,000	15,042,363
Eaton Rapids Public Schools GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%,		
5/01/26	2,700,000	2,877,444
5/01/29	1,930,000	2,055,431
5/01/29	820,000	873,890
Fennville Public Schools GO, School Building and Site,		
FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	1,115,000	1,188,278
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	3,250,000	3,463,590
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	2,085,000	2,222,026
Fowlerville Community School District GO, School Building and Site, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,		
5/01/30	1,990,000	2,120,783
5/01/34	8,145,000	8,680,289
Fraser Public School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/30	8,520,000	8,956,991
Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30	4,000,000	4,133,440
Grand Blanc Community Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/28	4,250,000	4,479,287
Grand Rapids Building Authority Revenue, Series A, AMBAC Insured, 5.00%, 10/01/28	3,590,000	3,600,303
Grand Rapids Sanitation Sewer System Revenue, NATL Insured, 5.00%, 1/01/30	4,900,000	5,255,201

Grand Rapids Water Supply System Revenue, Assured Guaranty, 5.10%, 1/01/39	3,000,000	3,444,150
Grand Valley State University Revenue, General,		
5.75%, 12/01/34	1,500,000	1,761,840
Refunding, Series A, AGMC Insured, 5.00%, 12/01/28	17,165,000	19,231,666
Refunding, Series A, AGMC Insured, 5.00%, 12/01/33	8,570,000	9,481,762
HealthSource Saginaw Inc. Saginaw County GO, NATL Insured, 5.00%, 5/01/29	4,145,000	4,374,426
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C, Assured Guaranty, 5.00%, 6/01/26	10,000,000	11,361,200
Jackson Public Schools GO, School Building and Site, Refunding, AGMC Insured, Pre-Refunded, 5.00%, 5/01/34	6,620,000	7,055,066
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,		
Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14	1,335,000	1,360,071
Bronson Methodist Hospital, Refunding, Assured Guaranty, 5.25%, 5/15/36	10,000,000	11,476,600
Bronson Methodist Hospital, Refunding, Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,828,800
L'Anse Creuse Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/35	10,000,000	10,453,400
Lansing Board of Water and Light Utility System Revenue, Series A,		
5.00%, 7/01/29	9,030,000	10,901,287
5.50%, 7/01/41	10,000,000	12,078,700
Lansing Community College GO, College Building and Site, Refunding,		
4.00%, 5/01/27	4,185,000	4,711,933
4.00%, 5/01/28	4,355,000	4,880,039
5.00%, 5/01/29	4,525,000	5,544,347
5.00%, 5/01/30	4,755,000	5,799,246
5.00%, 5/01/31	3,990,000	4,843,740
5.00%, 5/01/32	3,000,000	3,625,080
Lapeer Community Schools GO, School Building and Site, AGMC Insured, 5.00%,		
5/01/33	4,400,000	4,912,776
5/01/37	4,325,000	4,769,437
Lenawee County Hospital Finance Authority Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding, Series B, 6.00%, 11/15/35	5,000,000	6,081,400
Michigan State Building Authority Revenue,		
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	15,000,000	17,868,150
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	4,450,000	4,788,422
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,407,160
Facilities Program, Refunding, Series II, AMBAC Insured, 5.00%, 10/15/33	21,000,000	22,597,050
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/31	15,530,000	16,854,554
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/32	10,000,000	10,826,200
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/36	1,000,000	1,076,530
Michigan State Comprehensive Transportation Revenue, Refunding, AGMC Insured, 5.00%,		
5/15/26	4,740,000	5,120,527
5/15/31	8,000,000	8,503,600
Michigan State Finance Authority Revenue,		
AGMC Insured, 5.00%, 11/15/36	6,500,000	7,477,730
AGMC Insured, 5.00%, 11/15/42	8,000,000	9,101,200
Oakwood Obligated Group, Credit, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	11,145,370
Oakwood Obligated Group, Credit, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	13,137,600
State Revolving Fund, Clean Water, 5.00%, 10/01/24	5,000,000	6,403,350
State Revolving Fund, Clean Water, 5.00%, 10/01/28	3,000,000	3,759,360
State Revolving Fund, Clean Water, 5.00%, 10/01/29	6,150,000	7,669,665
State Revolving Fund, Clean Water, 5.00%, 10/01/30	2,500,000	3,100,275
State Revolving Fund, Clean Water, 5.00%, 10/01/32	2,000,000	2,456,480
Michigan State HDA Rental Housing Revenue, Series A, 5.25%, 10/01/46	10,155,000	10,880,067
Michigan State Hospital Finance Authority Revenue,		
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31	10,000,000	10,869,400
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/31	8,500,000	9,238,990
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	6,165,000	6,584,282
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	12,465,000	12,931,690
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/26	2,065,000	2,409,421
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/27	2,285,000	2,655,856
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/28	2,615,000	3,023,071
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/35	2,250,000	2,535,998
MidMichigan Obligated Group, AMBAC Insured, 5.00%, 4/15/24	7,065,000	7,075,244
MidMichigan Obligated Group, AMBAC Insured, 5.00%, 4/15/32	1,000,000	1,001,330
MidMichigan Obligated Group, Refunding, Series A, AGMC Insured, 5.375%, 6/01/27	7,500,000	7,513,125
MidMichigan Obligated Group, Series A, 6.125%, 6/01/39	5,000,000	5,876,400

St. John Health System, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17	14,500,000	14,549,010
St. John Hospital, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13	685,000	694,090
St. John Hospital, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14	9,545,000	10,027,213
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/24	8,000,000	9,801,360
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/29	5,250,000	6,216,210
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/30	5,955,000	6,996,649
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	30,922,000
Trinity Health Credit Group, Series B, 5.00%, 12/01/48	30,745,000	34,732,626
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/27	10,000,000	11,429,400
Michigan State Strategic Fund Limited Obligation Revenue,		
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub Series ET-2, 5.50%, 8/01/29	10,000,000	11,599,500
Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,982,800
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32	12,350,000	12,367,290
Michigan State University Revenues, General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	16,744,328
Michigan Technological University Revenue, General, Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/34	3,675,000	3,818,913
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41	3,000,000	3,438,570
Oakland University Revenue, General, 5.00%, 3/01/42	8,770,000	9,881,510
Otsego Public Schools District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/34	9,835,000	10,481,356
Pennfield School District GO, School Building and Site,		
FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	645,000	687,389
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	2,500,000	2,664,300
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	505,000	538,189
Pinckney Community Schools GO, Refunding, AGMC Insured, 5.00%, 5/01/26	2,955,000	3,118,677
Rockford Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/33	5,000,000	5,561,400
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,		
Refunding, Series V, 8.25%, 9/01/39	10,000,000	13,030,800
Series M, NATL Insured, 5.25%, 11/15/35	15,445,000	15,477,589
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/38	10,555,000	11,751,304
Saginaw Valley State University Revenue, General, Refunding, AGMC Insured, 5.00%, 7/01/28	7,050,000	7,937,877
South Redford School District GO, School Building and Site, NATL Insured, 5.00%, 5/01/30	3,500,000	3,793,510
Southfield Library Building Authority GO, Refunding, NATL Insured, 5.00%, 5/01/30	6,535,000	7,062,048
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29	9,040,000	9,839,950
Sparta Area Schools GO, School Building and Site, FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	2,730,000	2,909,416
Sturgis Public School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/30	4,715,000	4,997,523
Taylor Brownfield RDA, GO, Tax Increment, Series A, NATL Insured, 5.00%,		
5/01/29	2,900,000	2,907,018
5/01/34	3,150,000	3,097,017
Taylor Tax Increment Finance Authority Revenue, AGMC Insured, 5.00%, 5/01/21	2,595,000	2,636,338
Trenton Public Schools GO, School Building and Site, AGMC Insured, 5.00%,		
5/01/31	4,575,000	5,149,849
5/01/38	8,150,000	9,047,722
Warren Consolidated School District GO, School Building and Site, 5.00%, 5/01/32	2,500,000	2,963,325
Wayne Charter County GO,		
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.25%, 12/01/25	17,000,000	17,150,280
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.00%, 12/01/30	10,750,000	10,909,745
Building Improvement, Series A, 6.75%, 11/01/39	4,890,000	5,644,869
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/34	7,640,000	8,138,816
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/38	12,135,000	12,821,962
Wayne County Airport Authority Revenue, Detroit Metropolitan Wayne County Airport, Refunding, NATL RE, FGIC Insured, 5.00%,		
12/01/27	9,910,000	10,996,433
12/01/28	10,170,000	11,254,936
Wayne State University Revenues, General,		
AMBAC Insured, 5.00%, 11/15/30	2,925,000	3,119,717
Refunding, AGMC Insured, 5.00%, 11/15/28	23,550,000	26,671,788
Refunding, AGMC Insured, 5.00%, 11/15/35	22,435,000	25,016,147
Western Michigan University Revenue, General, AGMC Insured, 5.00%,		
11/15/28	5,500,000	6,216,705
11/15/32	6,410,000	7,155,162
Western Townships Utilities Authority GO, Sewage Disposal System, NATL RE, FGIC Insured, Pre-Refunded, 4.75%, 1/01/23	8,500,000	8,527,880
Whitmore Lake Public School District GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/32	9,375,000	9,557,344

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Wyoming Sewage Disposal System Revenue, Refunding, NATL Insured, 5.00%, 6/01/27	5,700,000	6,126,132
Zeeland Public Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/25	3,350,000	3,558,001
		1,226,948,924
U.S. Territories 8.9%		
Puerto Rico 8.9%		
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Series D, AGMC Insured, 5.00%, 7/01/32	10,900,000	10,907,630
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series DDD, 5.00%, 7/01/20	5,770,000	6,451,033
Refunding, Series ZZ, 5.25%, 7/01/22	7,000,000	7,749,630
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	14,000,000	15,638,700
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.375%, 8/01/39	9,000,000	9,798,030
Series A, 6.00%, 8/01/42	25,000,000	28,347,500
Series B, 6.375%, 8/01/39	10,000,000	11,764,600
Series C, 5.50%, 8/01/40	15,000,000	16,522,350
Series C, 5.25%, 8/01/41	25,445,000	27,419,023
		134,598,496
Total Municipal Bonds before Short Term Investments (Cost $1,261,946,923)		1,361,547,420
Short Term Investments 3.1%		
Municipal Bonds 3.1%		
Michigan 3.1%		
[a]Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of Detroit Mercy Project, Refunding, Daily VRDN and Put, 0.18%, 11/01/36	20,910,000	20,910,000
[a]University of Michigan Revenue, General, Series A, Daily VRDN and Put, 0.13%, 4/01/38	26,575,000	26,575,000
Total Short Term Investments (Cost $47,485,000)		47,485,000
Total Investments (Cost $1,309,431,923) 92.9%		1,409,032,420
Other Assets, less Liabilities 7.1%		107,524,994
Net Assets 100.0%		$ 1,516,557,414

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Minnesota Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.2%				
Minnesota 95.2%				
Alexandria ISD No. 206 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, 5.00%, 2/01/37	$	11,700,000	$	13,883,571
Anoka County Housing and RDA, GO, Housing Development,				
AMBAC Insured, Pre-Refunded, 4.875%, 2/01/24		1,770,000		1,863,120
Refunding, AMBAC Insured, 4.875%, 2/01/24		425,000		445,026
Anoka County Regional Railroad Authority GO, Limited Tax, Series A, XLCA Insured, 4.50%, 2/01/32		11,125,000		12,177,314
Anoka-Hennepin ISD No. 11 GO, School Building, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20		5,870,000		7,445,684
Bemidji GO, Sales Tax Revenue, Refunding, 5.25%, 2/01/38		12,055,000		14,625,488
Big Lake ISD No. 727 GO, Refunding, Series B, 5.00%,				
2/01/23		2,990,000		3,776,938
2/01/24		3,000,000		3,775,200
2/01/25		2,225,000		2,782,963
Bloomington ISD No. 271 GO, School Building, Refunding, Series C, AGMC Insured, 4.50%, 2/01/23		2,500,000		2,725,425
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24		1,055,000		1,175,386
Brainerd ISD No. 181 GO, School Building, Refunding, Series A, 4.00%,				
2/01/19		5,025,000		5,992,262
2/01/20		5,025,000		5,916,184
2/01/21		4,035,000		4,713,848
Byron ISD No. 531 GO, School Building, Series A, NATL RE, FGIC Insured, 5.00%, 2/01/24		2,015,000		2,159,778
Cambridge ISD No. 911 GO, School Building, Minnesota School District Credit Enhancement Program,				
Series A, NATL Insured, 4.25%, 2/01/24		1,235,000		1,327,242
Refunding, Series A, 3.00%, 2/01/27		3,410,000		3,611,770
Refunding, Series A, 3.00%, 2/01/30		5,585,000		5,793,600
Cass Lake ISD No. 115 GO, School Building, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 2/01/22		3,805,000		3,832,092
Center City Health Care Facilities Revenue, Hazelden Foundation Project, 5.00%, 11/01/41		1,600,000		1,745,024
Central Municipal Power Agency Revenue, Brookings, South East Twin Cities Transmission Project, 5.00%,				
1/01/32		1,150,000		1,359,519
1/01/42		1,615,000		1,864,291
Chaska ISD No. 112 GO,				
Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 2/01/20		4,135,000		5,218,990
School Building, Series A, NATL Insured, 4.50%, 2/01/28		15,000,000		16,588,950
Chisago County GO, Capital Improvement, Series A, NATL Insured, Pre-Refunded, 4.75%, 2/01/26		2,415,000		2,736,726
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33		1,200,000		1,256,100
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A, 5.125%, 1/01/35		2,625,000		2,919,709
Duluth ISD No. 709 COP, Full Term Certificates, Series B,				
4.75%, 2/01/25		8,445,000		9,735,987
AGMC Insured, 5.00%, 2/01/28		18,890,000		22,049,164
Elk River ISD No. 728 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, AGMC Insured, 4.25%,				
2/01/23		5,000,000		5,517,850
2/01/24		6,265,000		6,900,584
Ely Housing and RDAR, Housing Development, Series A, XLCA Insured, 4.50%, 11/01/41		2,530,000		2,779,458
Farmington ISD No. 192 GO, School Building,				
Refunding, Series A, AGMC Insured, 4.50%, 2/01/24		5,015,000		5,465,548
Series B, AGMC Insured, 5.00%, 2/01/23		3,000,000		3,261,270
Series B, AGMC Insured, 4.75%, 2/01/27		16,075,000		17,476,579
Fergus Falls ISD No. 544 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC Insured, 5.00%, 1/01/25		1,655,000		1,968,953
Fridley ISD No. 014 GO, Alternative Facilities, Series A, AGMC Insured, 4.375%, 2/01/27		2,040,000		2,214,379
Hennepin County Regional Railroad Authority GO, Limited Tax, Refunding, Series A, 4.00%,				
12/01/27		2,475,000		2,836,325
12/01/28		2,590,000		2,942,577
12/01/30		2,535,000		2,860,621
Hennepin County Sales Tax Revenue,				
first lien, Ballpark Project, Series A, 4.75%, 12/15/37		25,000,000		28,517,000
second lien, Ballpark Project, Series B, 5.00%, 12/15/17		1,740,000		2,093,707
second lien, Ballpark Project, Series B, 5.00%, 12/15/21		5,000,000		5,956,650
Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., AGMC Insured, Pre-Refunded, 5.00%, 11/01/25		8,000,000		8,344,960
Lake Superior ISD No. 381 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC Insured, 5.00%, 4/01/23		4,195,000		4,256,918

Lakeville GO, Refunding, Series B,		
4.00%, 2/01/21	1,585,000	1,900,193
3.00%, 2/01/23	3,310,000	3,682,276
3.00%, 2/01/26	5,610,000	6,047,860
3.00%, 2/01/30	4,690,000	4,900,300
Lakeville ISD No. 194 GO,		
Alternative Facilities, Series B, 3.00%, 2/01/25	3,560,000	3,834,796
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16	5,405,000	6,129,054
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17	5,750,000	6,727,327
School Building, Refunding, Series D, 4.25%, 2/01/24	7,000,000	7,609,140
School Building, Series A, FGIC Insured, 5.00%, 2/01/23	10,180,000	10,252,482
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater,		
Refunding, Series E, 5.00%, 9/01/24	5,000,000	6,569,450
Refunding, Series E, 5.00%, 9/01/25	5,955,000	7,786,520
Series B, 4.50%, 12/01/26	5,000,000	5,550,000
Minneapolis GO, Various Purpose, Refunding, 4.00%, 12/01/25	4,500,000	4,939,515
Minneapolis Health Care System Revenue, Fairview Health Services,		
Series B, Assured Guaranty, 6.50%, 11/15/38	35,000,000	43,364,650
Series D, AMBAC Insured, 5.00%, 11/15/34	12,645,000	13,315,944
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue,		
senior bond, Refunding, Series A, 5.00%, 1/01/35	13,795,000	15,824,934
senior bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/20	5,400,000	6,169,122
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/23	14,800,000	16,626,616
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/26	10,000,000	11,126,000
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/26	1,250,000	1,510,125
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/27	1,500,000	1,804,020
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/28	2,250,000	2,693,925
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children's Hospitals and Clinics, Series A-1,		
AGMC Insured, 5.00%, 8/15/34	1,000,000	1,152,790
Minnesota Agricultural and Economic Development Board Revenue,		
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/30	14,600,000	16,679,186
Health Care Facilities, Essentia Health Obligated Group, Series E, Assured Guaranty, 5.00%, 2/15/37	20,600,000	22,535,988
Health Care System, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	365,000	366,212
Minnesota Public Facilities Authority Clean Water Revenue, Series A, Pre-Refunded, 5.00%, 3/01/24	6,900,000	8,191,059
Minnesota Public Facilities Authority Revolving Fund Revenue, Series C, 5.00%, 3/01/26	16,530,000	20,394,879
Minnesota Public Facilities Authority State Revenue, Refunding, Series A, 5.00%, 3/01/24	17,010,000	23,041,236
Minnesota State 911 Revenue, Public Safety Radio Communication System Project, Assured Guaranty,		
4.50%, 6/01/22	3,000,000	3,562,650
4.50%, 6/01/23	1,000,000	1,180,760
4.50%, 6/01/24	3,745,000	4,406,779
5.00%, 6/01/24	5,000,000	5,913,000
Minnesota State Colleges and Universities Revenue, Fund, Series A,		
4.50%, 10/01/26	5,770,000	6,721,531
5.00%, 10/01/28	2,135,000	2,648,660
4.625%, 10/01/29	6,615,000	7,730,818
NATL Insured, 5.00%, 10/01/22	1,745,000	1,949,095
NATL Insured, 5.00%, 10/01/23	1,825,000	2,031,937
NATL Insured, 5.00%, 10/01/24	1,900,000	2,110,387
NATL Insured, 5.00%, 10/01/25	1,155,000	1,280,837
NATL Insured, 5.00%, 10/01/26	1,715,000	1,895,795
NATL Insured, 5.00%, 10/01/32	5,540,000	6,022,368
Minnesota State General Fund Revenue, Appropriation, Refunding, Series A,		
4.00%, 3/01/26	4,000,000	4,649,720
3.00%, 3/01/30	2,000,000	2,050,360
Minnesota State GO,		
Highway and Various Purpose, 5.00%, 8/01/23	3,000,000	3,579,210
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,196,110
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	11,835,000
NATL Insured, 5.00%, 6/01/26	10,000,000	11,449,700
State Various Purpose, Series A, 5.00%, 8/01/22	10,000,000	13,177,100
State Various Purpose, Series A, 4.00%, 8/01/29	2,000,000	2,310,220
Various Purpose, Refunding, Series H, 5.00%, 11/01/27	2,500,000	3,114,625
Various Purpose, Series A, 4.25%, 12/01/27	5,000,000	5,927,300
Various Purpose, Series A, 4.50%, 12/01/28	15,540,000	18,622,204

Minnesota State HFAR,		
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	4,063,190
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,690,114
Residential Housing Finance, Series E, 4.90%, 7/01/29	10,380,000	11,131,823
Residential Housing Finance, Series E, 5.10%, 1/01/40	9,910,000	10,575,556
Minnesota State Higher Education Facilities Authority Revenue,		
Carleton College, Series 7-D, 5.00%, 3/01/40	4,000,000	4,584,160
Macalester College, Series 7-I, 5.00%, 6/01/35	5,000,000	5,848,850
St. Olaf College, Series 7-F, 4.25%, 10/01/22	1,475,000	1,690,689
St. Olaf College, Series 7-F, 3.50%, 10/01/24	1,570,000	1,715,256
St. Olaf College, Series 7-F, 4.50%, 10/01/30	3,500,000	3,962,245
University of St. Thomas, Series 6-X, 5.00%, 4/01/29	2,250,000	2,485,822
University of St. Thomas, Series 6-X, 5.25%, 4/01/39	10,000,000	11,011,900
University of St. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	6,387,633
University of St. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	5,135,684
Minnesota State Municipal Power Agency Electric Revenue,		
Refunding, Series A, 5.00%, 10/01/25	2,000,000	2,379,780
Series A, 5.25%, 10/01/35	12,000,000	14,116,560
Minnesota State Public Facilities Authority Clean Water Revenue, Series B, 4.75%, 3/01/27	5,000,000	5,603,600
Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,		
5.90%, 10/20/19	1,750,000	1,751,558
5.95%, 10/20/29	5,955,000	5,963,456
Mounds View ISD No. 621 GO,		
Alternate Facility, Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 2/01/21	1,510,000	1,922,487
Alternate Facility, Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 2/01/22	1,600,000	2,015,680
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%, 2/01/20	1,000,000	1,193,150
New Brighton GO, Tax Increment, Series A, NATL Insured, 5.00%, 2/01/32	5,110,000	5,670,822
New Prague ISD No. 721 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%,		
2/01/22	3,090,000	3,717,672
2/01/23	3,045,000	3,627,265
2/01/24	3,245,000	3,849,089
2/01/25	3,300,000	3,872,946
North Branch Water System Revenue,		
AGMC Insured, 4.75%, 8/01/27	1,500,000	1,686,735
Series A, AGMC Insured, 5.00%, 8/01/33	1,325,000	1,429,397
Northern Municipal Power Agency Electric System Revenue,		
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,750,134
Series A, AMBAC Insured, 5.00%, 1/01/26	2,000,000	2,266,320
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%, 2/01/20	3,420,000	4,130,847
Olmsted County GO, Refunding, Series A, 3.50%,		
2/01/25	2,000,000	2,283,960
2/01/26	3,370,000	3,824,141
2/01/27	3,300,000	3,738,768
Pequot Lakes ISD No. 186 GO, School Building, Series A, 4.00%,		
2/01/30	1,135,000	1,296,476
2/01/31	1,175,000	1,336,950
2/01/35	5,675,000	6,328,249
Pine City Health Care and Housing Revenue, North Branch, Series A, GNMA Secured, 5.00%, 10/20/38	4,280,000	4,345,099
Pipestone ISD No. 2689 GO, School Building, Refunding, Series A, AGMC Insured, 5.00%, 3/01/20	1,595,000	1,673,745
Plymouth Health Facilities Revenue, WestHealth Project, Series A, AGMC Insured,		
6.25%, 6/01/16	1,310,000	1,315,685
6.125%, 6/01/24	1,815,000	1,822,333
Ramsey GO, Capital Improvement Plan, Refunding, Series A,		
3.00%, 12/15/28	1,105,000	1,152,128
3.375%, 12/15/31	1,215,000	1,281,303
Robbinsdale ISD No. 281 GO, School Building, Refunding, Series A,		
4.00%, 2/01/22	2,020,000	2,432,807
NATL Insured, 4.50%, 2/01/22	3,000,000	3,020,040
Rochester Health Care Facilities Revenue, Mayo Clinic,		
Mandatory Put 11/15/21, Series C, 4.50%, 11/15/38	7,330,000	9,046,833
Series D, 5.00%, 11/15/38	10,000,000	11,629,400
Series E, 5.00%, 11/15/38	20,000,000	23,258,800
Rochester ISD No. 535 COP, Minnesota School District Credit Enhancement Program, 3.00%, 2/01/27	1,215,000	1,265,836

Rosemount ISD No. 196 GO, School Building,		
Refunding, Series C, 4.00%, 2/01/21	2,385,000	2,817,235
Series C, Pre-Refunded, 4.00%, 2/01/22	2,380,000	2,851,192
Sauk Rapids ISD No. 047 GO, School Building, Refunding, Series A, AGMC Insured,		
5.00%, 2/01/22	2,200,000	2,446,488
4.50%, 2/01/25	2,175,000	2,351,523
Scott County GO, Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27	5,590,000	6,434,090
Southern Minnesota Municipal Power Agency Power Supply System Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19	5,875,000	5,140,977
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	11,889,189
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	3,010,960
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,000,000	3,361,750
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	4,263,204
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18	15,935,000	14,492,086
Refunding, Series A, 5.00%, 1/01/21	1,000,000	1,193,430
Refunding, Series A, 5.00%, 1/01/22	2,060,000	2,441,450
Refunding, Series A, 5.50%, 1/01/24	1,000,000	1,213,200
Refunding, Series A, 5.25%, 1/01/30	2,000,000	2,344,920
Series A, NATL Insured, Pre-Refunded, 5.75%, 1/01/18	1,000,000	1,063,890
Spring Lake Park ISD No. 16 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/29	4,025,000	4,396,266
St. Cloud Health Care Revenue, CentraCare Health System Project,		
Assured Guaranty, 5.375%, 5/01/31	1,000,000	1,153,180
Assured Guaranty, 5.50%, 5/01/39	27,400,000	31,329,982
Series A, 5.125%, 5/01/30	19,000,000	21,622,190
St. Michael ISD No. 885 GO,		
Refunding, Series A, 4.25%, 2/01/32	10,295,000	11,706,753
School Building, Refunding, AGMC Insured, 5.00%, 2/01/24	2,735,000	2,981,752
School Building, Series A, AGMC Insured, 4.75%, 2/01/29	5,000,000	5,431,150
St. Paul Housing and RDA Health Care System Revenue, Allina Health System,		
Refunding, Series A-1, 5.25%, 11/15/29	5,000,000	5,666,900
Series A, NATL Insured, 5.00%, 11/15/22	5,000,000	5,680,050
St. Paul ISD No. 625 GO, School Building, Minnesota School District Credit Enhancement Program, Series A,		
3.00%, 2/01/30	1,385,000	1,447,242
3.00%, 2/01/31	1,195,000	1,244,198
3.00%, 2/01/32	1,270,000	1,316,558
3.125%, 2/01/33	1,025,000	1,065,826
AGMC Insured, 5.00%, 2/01/24	1,615,000	1,840,470
AGMC Insured, 5.00%, 2/01/25	1,675,000	1,906,669
AGMC Insured, 5.00%, 2/01/26	1,745,000	1,982,582
St. Paul Sales Tax Revenue, sub. bond, Series A, XLCA Insured, 5.00%, 11/01/30	7,360,000	8,193,520
St. Paul Sewer Revenue, Series C, 4.00%, 12/01/31	2,310,000	2,570,337
University of Minnesota Revenue,		
Series A, 5.25%, 4/01/29	1,000,000	1,201,290
Series A, 5.125%, 4/01/34	1,000,000	1,171,090
State Supported Biomedical Science Research Facilities Funding Program, Series B, 5.00%, 8/01/36	5,000,000	6,067,050
Upsala ISD No. 487 GO, School Building, FGIC Insured, 5.00%,		
2/01/22	1,140,000	1,148,117
2/01/28	2,400,000	2,417,088
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	5,340,000	6,119,106
Watertown ISD No. 111 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/24	2,725,000	3,027,393
West St. Paul ISD No. 197 GO, School Building, Series B, 5.00%, 2/01/22	3,500,000	3,675,805
Western Minnesota Municipal Power Agency Revenue,		
NATL Insured, Pre-Refunded, 5.00%, 1/01/26	8,565,000	8,594,635
Refunding, Series A, 5.00%, 1/01/24	5,000,000	6,393,650
Refunding, Series A, 5.00%, 1/01/25	3,370,000	4,291,628
Refunding, Series A, 5.00%, 1/01/29	1,200,000	1,493,460
Refunding, Series A, 5.00%, 1/01/30	1,000,000	1,239,470
Series A, AGMC Insured, 5.00%, 1/01/36	6,000,000	6,616,380
Series A, NATL Insured, Pre-Refunded, 5.00%, 1/01/30	7,200,000	7,224,912
Willmar GO, Rice Memorial Hospital Project,		
AGMC Insured, Pre-Refunded, 5.00%, 2/01/22	2,550,000	2,569,023
AGMC Insured, Pre-Refunded, 5.00%, 2/01/25	3,000,000	3,022,380
AGMC Insured, Pre-Refunded, 5.00%, 2/01/32	5,415,000	5,455,396
Refunding, Series A, 5.00%, 2/01/24	1,100,000	1,353,671
Refunding, Series A, 5.00%, 2/01/26	1,325,000	1,611,598

Refunding, Series A, 3.00%, 2/01/28	2,150,000	2,214,392
Refunding, Series A, 3.00%, 2/01/29	1,000,000	1,024,760
Refunding, Series A, 4.00%, 2/01/30	2,215,000	2,451,806
Refunding, Series A, 4.00%, 2/01/31	2,225,000	2,454,242
		1,153,955,019
U.S. Territories 3.0%		
Puerto Rico 2.8%		
Puerto Rico Commonwealth GO, Public Improvement, Refunding,		
AGMC Insured, 5.125%, 7/01/30	275,000	275,261
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,312,450
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, AGMC Insured, 6.25%, 7/01/21	10,000,000	12,595,500
Puerto Rico Electric Power Authority Power Revenue, Refunding,		
Series SS, NATL Insured, 5.00%, 7/01/25	5,000,000	5,324,900
Series VV, NATL RE, FGIC Insured, 5.25%, 7/01/30	5,000,000	5,471,100
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.00%, 8/01/30	1,000,000	1,031,780
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series F, XLCA Insured, 5.25%, 7/01/25	2,500,000	2,658,650
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, AMBAC Insured, ETM, 5.50%,		
8/01/27	625,000	905,637
8/01/27	375,000	537,458
		34,112,736
U.S. Virgin Islands 0.2%		
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, AGMC Insured, 5.25%,		
10/01/20	1,160,000	1,226,457
10/01/21	1,000,000	1,056,370
		2,282,827
Total U.S. Territories		36,395,563
Total Municipal Bonds before Short Term Investments (Cost $1,069,705,322)		1,190,350,582
Short Term Investments 0.8%		
Municipal Bonds 0.8%		
Minnesota 0.8%		
[a]Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding,		
Series B-1, Daily VRDN and Put, 0.18%, 11/15/35	3,750,000	3,750,000
Series B-2, Daily VRDN and Put, 0.18%, 11/15/35	6,050,000	6,050,000
Total Short Term Investments (Cost $9,800,000)		9,800,000
Total Investments (Cost $1,079,505,322) 99.0%		1,200,150,582
Other Assets, less Liabilities 1.0%		11,738,655
Net Assets 100.0%		$ 1,211,889,237

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Missouri Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.4%				
Missouri 81.8%				
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue, Metrolink Cross County Extension, Assured Guaranty, 5.00%,				
10/01/35	$	5,000,000	$	5,735,450
10/01/39		30,300,000		34,412,316
Bi-State Development Agency Missouri-Illinois Metropolitan District Revenue, Metrolink Cross County Project, Series B, AGMC Insured, 5.00%, 10/01/32		7,300,000		7,547,032
Cape Girardeau County IDA Health Care Facilities Revenue,				
Southeast Missouri Hospital Assn., 5.00%, 6/01/36		7,500,000		7,783,500
St. Francis Medical Center, Series A, 5.50%, 6/01/27		6,350,000		6,434,201
St. Francis Medical Center, Series A, 5.50%, 6/01/32		5,000,000		5,060,450
St. Francis Medical Center, Series A, 5.75%, 6/01/39		3,150,000		3,562,114
Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper Products, 5.30%, 5/15/28		6,875,000		6,877,269
Carroll County Public Water Supply District No. 1 Water System Revenue, Refunding,				
5.625%, 3/01/34		1,000,000		1,133,070
6.00%, 3/01/39		1,000,000		1,134,530
Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation Obligation, Series A, Pre-Refunded, 5.75%, 10/01/33		10,290,000		12,782,855
Columbia Special Obligation Revenue, Parking Project, Annual Appropriation Obligation, Series A-2, 4.00%, 3/01/31		1,165,000		1,298,812
Curators of the University of Missouri System Facilities Revenue,				
Refunding, 5.00%, 11/01/27		1,065,000		1,312,698
Series A, 5.00%, 11/01/33		5,000,000		5,819,450
Series A, 5.00%, 11/01/35		20,000,000		23,195,600
System Facilities, Refunding, Series A, 5.00%, 11/01/25		4,150,000		4,532,879
System Facilities, Refunding, Series A, 5.00%, 11/01/26		2,635,000		2,870,279
System Facilities, Series A, Pre-Refunded, 5.00%, 11/01/25		1,600,000		1,807,424
System Facilities, Series A, Pre-Refunded, 5.00%, 11/01/26		990,000		1,118,344
Ferguson Reorganized School District No. R-2 GO, Missouri Direct Deposit Program, 5.00%, 5/01/24		1,265,000		1,630,231
Grandview COP, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 1/01/23		2,410,000		2,418,339
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22		1,000,000		1,057,130
Hazelwood School District GO, Missouri Direct Deposit Program, Refunding and Improvement,				
5.00%, 3/01/23		8,170,000		10,498,123
5.00%, 3/01/24		7,945,000		10,138,694
4.50%, 3/01/32		6,000,000		7,087,380
Independence School District GO, Missouri Direct Deposit Program, Series A, 5.00%,				
3/01/27		3,300,000		3,946,800
3/01/28		3,000,000		3,572,460
3/01/29		3,000,000		3,556,980
Jackson County Reorganized School District No. 4 Blue Springs GO, Refunding and Improvement, Series A, 5.00%, 3/01/29		4,000,000		4,726,160
Jackson County Special Obligation Revenue,				
Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/28		2,400,000		2,662,056
Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/29		26,925,000		29,810,552
NATL Insured, 5.00%, 12/01/27		3,105,000		3,105,000
Jefferson County Consolidated School District No. 006 Lease Participation COP, AGMC Insured, 5.00%, 3/01/25		1,050,000		1,106,774
Joplin IDA Health Facilities Revenue, Freeman Health System Project,				
5.125%, 2/15/26		6,000,000		6,812,580
5.00%, 2/15/28		1,150,000		1,294,590
5.50%, 2/15/29		2,000,000		2,127,760
5.50%, 2/15/31		2,055,000		2,329,836
5.75%, 2/15/35		2,500,000		2,644,875
Kansas City GO, Refunding and Improvement, Series A,				
5.00%, 2/01/23		5,000,000		6,393,400
4.50%, 2/01/26		14,320,000		17,168,678
4.50%, 2/01/28		1,275,000		1,511,130
4.50%, 2/01/30		1,615,000		1,887,887
Kansas City IDAR,				
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29		5,000,000		5,895,450
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30		12,000,000		14,098,920
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32		3,000,000		3,401,340
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/24		4,470,000		4,960,046
Kansas City Missouri IDA, AMBAC Insured, 4.50%, 12/01/32		8,250,000		8,827,335

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/32	15,000,000	16,467,900
Kansas City Sanitary Sewer System Revenue,		
Refunding, 5.00%, 1/01/37	29,210,000	34,447,353
Series A, 5.25%, 1/01/34	9,500,000	11,310,890
Kansas City Special Obligation Revenue, Downtown Arena Project, Refunding and Improvement, Series C, 5.125%, 4/01/38	10,000,000	10,939,800
Kansas City Special Obligation Tax Allocation, East Village Project, Series B, Assured Guaranty, 5.00%, 4/15/31	6,445,000	7,283,043
Kansas City Water Revenue,		
Refunding and Improvement, Series A, 5.25%, 12/01/32	12,725,000	14,844,985
Series A, 4.50%, 12/01/32	1,450,000	1,694,876
Series A, 4.50%, 12/01/36	5,155,000	5,904,485
Lincoln University Auxiliary System Sub. Revenue, Assured Guaranty, 5.125%, 6/01/37	2,325,000	2,512,767
Metropolitan St. Louis Sewer District Wastewater System Revenue,		
Refunding, Series B, 5.00%, 5/01/28	5,435,000	6,842,502
Refunding, Series B, 5.00%, 5/01/29	5,000,000	6,265,550
Refunding, Series B, 5.00%, 5/01/30	6,400,000	7,982,656
Refunding, Series B, 5.00%, 5/01/31	5,135,000	6,380,083
Refunding, Series B, 5.00%, 5/01/32	4,000,000	4,954,480
Refunding, Series B, 5.00%, 5/01/33	5,000,000	6,169,150
Refunding, Series B, 5.00%, 5/01/34	4,855,000	5,962,523
Series A, 5.75%, 5/01/38	2,000,000	2,317,480
Series A, 5.00%, 5/01/42	21,000,000	25,277,910
Series A, NATL Insured, Pre-Refunded, 5.00%, 5/01/34	24,730,000	26,355,256
Series C, NATL Insured, 5.00%, 5/01/36	22,740,000	25,623,205
Missouri Development Finance Board Cultural Facilities Revenue, Series B, 5.00%, 6/01/37	28,435,000	31,308,641
Missouri Joint Municipal Electric Utility Commission Power Project Revenue,		
Iatan 2 Project, Series A, 6.00%, 1/01/39	15,750,000	18,044,302
Plum Point Project, NATL Insured, 5.00%, 1/01/28	5,235,000	5,483,505
Plum Point Project, NATL Insured, 5.00%, 1/01/34	34,945,000	36,293,178
Series A, AMBAC Insured, 5.00%, 1/01/42	34,410,000	36,657,661
Missouri Joint Municipal Electric Utility Commission Power Supply System Revenue, MoPEP Facilities, 5.00%,		
1/01/32	3,600,000	4,057,704
1/01/37	3,400,000	3,748,330
Missouri Southern State College Revenue, Auxiliary Enterprise System, NATL Insured, 5.50%, 4/01/23	1,200,000	1,202,376
Missouri State Board of Public Buildings Special Obligation Revenue, Refunding, Series A, 4.00%, 10/01/25	9,370,000	10,623,237
Missouri State Development Finance Board Revenue,		
Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	7,000,000	7,785,890
Independence Missouri Electric System, Dodwood Project, Series A, 5.00%, 6/01/37	5,000,000	5,432,700
Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble Paper Product, 5.20%, 3/15/29	3,000,000	3,840,450
Missouri State Environmental Improvement and Energy Resources Authority PCR, St. Joseph Light and Power Co. Project, Refunding, AMBAC Insured, 5.85%, 2/01/13	2,100,000	2,105,691
Missouri State Environmental Improvement and Energy Resources Authority Water PCR, State Revolving Fund,		
Series A, 6.55%, 7/01/14	50,000	50,218
Series A, 5.75%, 1/01/16	80,000	80,282
Series B, 5.80%, 1/01/15	65,000	65,239
Series B, 7.20%, 7/01/16	120,000	120,539
Series B, AGMC Insured, 6.05%, 7/01/16	325,000	326,216
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and Drinking Water Revenue, State Revolving Funds Programs,		
Refunding, Series A, 5.00%, 1/01/23	14,000,000	17,286,640
Refunding, Series A, 5.00%, 1/01/24	7,890,000	9,688,762
Refunding, Series A, 5.00%, 1/01/24	6,000,000	7,681,260
Refunding, Series B, 5.50%, 7/01/21	60,000	60,166
Series A, 5.75%, 1/01/29	2,500,000	3,111,150
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,		
A.T. Still University Health Sciences, 5.00%, 10/01/26	3,095,000	3,653,059
A.T. Still University Health Sciences, 5.25%, 10/01/31	1,200,000	1,385,736
A.T. Still University Health Sciences, 5.25%, 10/01/41	4,500,000	5,151,870
The Washington University, Series A, 5.375%, 3/15/39	16,825,000	19,664,387
The Washington University, Series A, 5.00%, 11/15/41	6,000,000	7,243,560
The Washington University, Series B, 5.00%, 11/15/37	14,000,000	16,964,360
Webster University Project, Refunding and Improvement, 5.00%, 4/01/36	7,000,000	7,941,290
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,		
CoxHealth, 5.50%, 11/15/39	14,325,000	16,054,171
Freeman Health Systems Project, 5.25%, 2/15/28	2,750,000	2,753,850

Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.00%, 8/15/21	4,585,000	4,717,552
Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.25%, 8/15/28	4,900,000	5,007,163
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,494,800
Lake Regional Health Systems Project, 5.60%, 2/15/25	1,250,000	1,283,488
Lake Regional Health Systems Project, 5.70%, 2/15/34	2,750,000	2,817,100
SSM Health Care, Series B, 5.00%, 6/01/30	16,150,000	18,511,776
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	7,892,710
St. Luke's Episcopal, 5.00%, 12/01/34	7,500,000	7,978,650
St. Luke's Health System, Series A, AGMC Insured, 5.50%, 11/15/35	10,000,000	11,218,600
St. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	6,725,000	7,544,508
Missouri State Health and Educational Facilities Authority Revenue,		
Children's Mercy Hospital, 5.625%, 5/15/39	9,500,000	10,725,595
Educational Facilities, Washington University, Series A, Pre-Refunded, 5.00%, 2/15/33	15,125,000	15,267,477
Lutheran Senior Services, 5.75%, 2/01/31	1,900,000	2,157,640
Lutheran Senior Services, 6.00%, 2/01/41	4,250,000	4,839,475
Senior Living Facilities, Lutheran Senior, 5.375%, 2/01/35	2,520,000	2,743,448
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/22	3,400,000	3,620,082
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/27	2,700,000	2,811,024
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	8,985,000	9,815,933
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/25	1,500,000	1,548,465
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.375%, 2/01/35	4,655,000	4,792,462
Missouri State Highways and Transit Commission State Road Revenue,		
5.00%, 5/01/20	6,875,000	8,562,606
5.00%, 5/01/21	5,000,000	6,157,650
first lien, Series B, 5.00%, 5/01/24	6,005,000	6,822,341
Series A, 5.00%, 5/01/24	1,150,000	1,378,608
Missouri State Housing Development Commission SFMR, Homeownership Loan Program,		
Series A-1, GNMA Secured, 4.75%, 9/01/32	880,000	890,560
Series C, GNMA Secured, 5.00%, 3/01/32	910,000	996,814
Series D, GNMA Secured, 4.70%, 3/01/35	2,915,000	3,090,891
Monarch-Chesterfield Levee District Revenue, NATL Insured, 5.75%, 3/01/19	1,920,000	1,926,912
North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, AGMC Insured,		
5.00%, 11/15/20	1,000,000	1,016,220
5.00%, 11/15/21	1,000,000	1,015,940
5.00%, 11/15/22	1,000,000	1,015,470
5.00%, 11/15/28	1,985,000	1,985,161
5.125%, 11/15/33	2,755,000	2,776,764
Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural Education, Assured Guaranty, 5.00%, 3/01/27	6,610,000	7,417,610
Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue, L-385 Project, Refunding, Radian Insured, 5.00%, 3/01/27	5,000,000	5,116,450
Sikeston Electric Revenue, Refunding, 5.00%,		
6/01/19	11,925,000	13,925,896
6/01/20	12,525,000	14,688,819
6/01/21	13,130,000	15,472,655
6/01/22	12,570,000	14,871,818
Springfield Public Building Corp. Leasehold Revenue,		
Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24	2,600,000	2,685,644
Springfield Branson Airport, Series A, AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,403,200
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.75%, 8/01/34	3,000,000	3,264,990
Springfield School District No. R-12 GO, Missouri Direct Deposit Program,		
AGMC Insured, 5.00%, 3/01/26	5,000,000	5,630,650
Refunding, 4.00%, 3/01/22	1,000,000	1,206,300
Refunding, 4.00%, 3/01/23	1,000,000	1,214,230
Springfield Special Obligation Revenue, Sewer System Improvements Project, 5.00%,		
4/01/31	1,795,000	2,156,118
4/01/32	1,885,000	2,253,857
St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, 5.00%, 4/01/27	2,655,000	2,884,365
St. Louis Airport Revenue, Lambert-St. Louis International Airport,		
Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	16,430,036
Refunding, Series A, AGMC Insured, 5.00%, 7/01/23	14,615,000	16,714,006
Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	9,420,000	10,522,046
Series A-1, 6.125%, 7/01/24	2,000,000	2,344,200
Series A-1, 6.625%, 7/01/34	5,000,000	5,935,950
St. Louis County IDA, MFHR, Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31	1,095,000	1,096,128

St. Louis Municipal Finance Corp. Leasehold Revenue, Convention Center Capital Improvement, Series B, Assured Guaranty, 5.375%, 7/15/38	22,725,000	26,012,398
St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue, AMBAC Insured, 5.00%,		
2/15/32	8,075,000	8,575,731
2/15/37	7,800,000	8,199,516
ᵃSt. Louis Special Administrative Board of the Transitional School District GO, Direct Deposit Program, Refunding, 4.00%, 4/01/24	9,635,000	10,881,191
Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., Refunding,		
5.30%, 5/15/18	2,365,000	2,366,514
5.40%, 5/15/28	1,500,000	1,500,075
Taney County Reorganized School District GO, No. R-V Hollister, AGMC Insured, Pre-Refunded, 5.00%, 3/01/20	1,300,000	1,313,780
West Plains IDA Hospital Revenue, Ozarks Medical Center, Refunding,		
5.60%, 11/15/17	1,700,000	1,701,785
5.65%, 11/15/22	1,500,000	1,501,050
		1,195,202,986
U.S. Territories 16.6%		
Guam 0.8%		
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%,		
10/01/23	5,095,000	6,037,116
10/01/26	2,250,000	2,632,365
10/01/30	2,500,000	2,881,150
		11,550,631
Puerto Rico 15.4%		
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 6.50%, 7/01/40	7,000,000	7,933,100
Refunding, Series A, 5.75%, 7/01/41	15,000,000	16,089,300
Refunding, Series C, AGMC Insured, 5.375%, 7/01/28	3,245,000	3,468,937
Series A, 6.00%, 7/01/38	6,250,000	6,790,625
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,		
NATL Insured, 5.50%, 7/01/28	2,545,000	2,839,762
Series Y, Pre-Refunded, 5.50%, 7/01/36	9,500,000	11,201,830
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N,		
Assured Guaranty, 5.50%, 7/01/26	7,410,000	9,099,406
FGIC Insured, 5.25%, 7/01/39	4,900,000	5,198,410
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series AAA, 5.25%, 7/01/28	5,000,000	5,334,000
Refunding, Series CCC, 5.00%, 7/01/28	4,000,000	4,202,960
Series CCC, 5.25%, 7/01/28	7,000,000	7,467,600
Series TT, 5.00%, 7/01/32	5,000,000	5,122,850
Series WW, 5.50%, 7/01/38	19,320,000	20,136,463
Series XX, 5.75%, 7/01/36	6,000,000	6,508,560
Series XX, 5.25%, 7/01/40	27,750,000	28,712,093
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue, Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	2,500,000	2,502,800
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, Pre-Refunded, 5.375%, 7/01/34	10,000,000	10,778,900
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Refunding, Series A-1, AGMC Insured, 5.00%, 8/01/43	1,645,000	1,811,030
Refunding, Series C, 5.375%, 8/01/36	6,900,000	7,581,996
Series A, 5.50%, 8/01/37	3,000,000	3,302,940
Series A, 5.375%, 8/01/39	7,000,000	7,620,690
Series A-1, 5.25%, 8/01/43	14,000,000	15,088,360
Series B, 6.375%, 8/01/39	10,000,000	11,764,600
Series C, 5.50%, 8/01/40	15,000,000	16,522,350
Series C, 5.25%, 8/01/41	7,500,000	8,081,850
		225,161,412
U.S. Virgin Islands 0.4%		
Virgin Islands PFAR,		
Matching Fund Loan Note, senior lien, Series A, 5.00%, 10/01/29	2,500,000	2,805,450
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/39	2,500,000	2,657,050
		5,462,500
Total U.S. Territories		242,174,543
Total Municipal Bonds before Short Term Investments (Cost $1,322,948,453)		1,437,377,529

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin New Jersey Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 96.9%				
Delaware 1.3%				
Delaware River and Bay Authority Revenue,				
NATL Insured, Pre-Refunded, 5.00%, 1/01/27	$	10,000,000	$	10,034,600
Refunding, Series B, 4.00%, 1/01/28		1,760,000		1,975,424
Refunding, Series B, 4.00%, 1/01/29		1,500,000		1,675,155
Refunding, Series B, 4.00%, 1/01/30		1,950,000		2,166,762
Series A, 5.00%, 1/01/42		6,000,000		7,082,100
				22,934,041
New Jersey 70.4%				
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project, NATL Insured, ETM, 7.40%, 7/01/16		6,890,000		7,820,977
Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board of Education Project, 5.00%, 4/01/32		3,400,000		3,647,078
Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31		3,000,000		3,283,500
Bernards Township School District GO, NATL Insured, Pre-Refunded, 5.00%,				
7/15/30		8,358,000		9,332,459
7/15/30		1,680,000		1,878,190
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co., Refunding, Series A, NATL Insured, 6.80%, 3/01/21		5,400,000		7,011,468
Egg Harbor Township School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/30		3,027,000		3,347,014
Essex County Improvement Authority Lease Revenue,				
6.00%, 11/01/25		5,000,000		6,025,150
6.25%, 11/01/30		1,690,000		1,975,407
Garden State Preservation Trust Open Space and Farmland Revenue, Refunding, Series A, 4.00%, 11/01/23		19,000,000		22,568,010
Higher Education Student Assistance Authority Student Loan Revenue, Series A, NATL Insured, 6.15%, 6/01/19		1,150,000		1,153,220
Hoboken GO, Parking Utility,				
Refunding, Series A, FGIC Insured, 5.00%, 1/01/23		1,370,000		1,372,206
Series A, FGIC Insured, Pre-Refunded, 5.00%, 1/01/23		2,945,000		2,955,101
Hudson County Improvement Authority Lease Revenue, County Secured, County Services Building Project, AGMC Insured, 5.00%, 4/01/32		3,895,000		4,264,674
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34		2,000,000		2,280,740
Mercer County GO, County College, 3.00%,				
2/01/30		1,250,000		1,307,100
2/01/31		1,915,000		2,000,869
2/01/32		1,985,000		2,070,692
Middlesex County COP, NATL Insured, zero cpn., 6/15/24		1,000,000		698,260
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational Services Commission, 5.25%, 12/15/33		3,000,000		3,506,490
Middlesex County Improvement Authority Revenue, Administration Building Residential Project, FNMA Insured,				
5.25%, 7/01/21		750,000		751,755
5.35%, 7/01/34		1,575,000		1,577,567
Morris County Improvement Authority School District Revenue, Morris Hills Regional, Refunding, 5.00%,				
10/01/25		1,095,000		1,437,943
10/01/26		1,000,000		1,305,760
10/01/27		1,100,000		1,429,373
10/01/28		1,000,000		1,292,100
10/01/29		1,025,000		1,317,996
Morristown Parking Authority Parking Revenue, NATL Insured, 5.00%,				
8/01/30		1,815,000		2,040,369
8/01/33		2,630,000		2,931,871
Mount Olive Township Board of Education GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/29		7,875,000		8,465,389
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32		5,000,000		5,010,350
New Jersey EDA Revenue,				
Cigarette Tax, Pre-Refunded, 5.75%, 6/15/34		5,000,000		5,416,650
Montclair State University, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42		17,950,000		20,370,198
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/27		5,000,000		5,338,000
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29		12,500,000		13,318,500
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34		10,000,000		10,617,500
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28		16,240,000		16,417,828
Refunding, 5.00%, 6/15/28		3,000,000		3,456,390
Refunding, 5.00%, 6/15/29		1,000,000		1,149,470

Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	12,079,500
Refunding, Series II, 5.00%, 3/01/27	6,380,000	7,664,996
School Facilities Construction, 5.00%, 3/01/38	5,000,000	5,797,650
School Facilities Construction, Refunding, Series GG, 5.25%, 9/01/26	5,000,000	6,055,150
School Facilities Construction, Refunding, Series K, NATL RE, FGIC Insured, 5.25%, 12/15/21	10,000,000	12,757,500
School Facilities Construction, Refunding, Series N-1, NATL RE, FGIC Insured, 5.50%, 9/01/27	8,660,000	11,541,875
School Facilities Construction, Series L, AGMC Insured, 5.00%, 3/01/30	3,500,000	3,772,650
School Facilities Construction, Series O, 5.125%, 3/01/28	5,000,000	5,444,950
School Facilities Construction, Series U, 5.00%, 9/01/37	5,000,000	5,619,400
School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37	5,000,000	5,619,400
School Facilities Construction, Series Y, 5.00%, 9/01/33	6,000,000	6,658,140
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	3,000,000	3,509,820
New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured, 5.75%, 3/15/20	4,605,000	4,623,973
New Jersey EDA Water Facilities Revenue, New Jersey American Water Co., Refunding,		
Series A, 5.70%, 10/01/39	10,000,000	11,214,800
Series B, 5.00%, 10/01/39	8,750,000	9,685,987
New Jersey Environmental Infrastructure Trust Revenue,		
Refunding, Series A-R, 4.00%, 9/01/25	17,745,000	21,920,576
Series A, 4.00%, 9/01/26	10,510,000	13,066,873
New Jersey Health Care Facilities Financing Authority Revenue,		
Atlantic Health System Hospital Corp., 6.00%, 7/01/41	10,600,000	13,390,344
Atlantic Health System Hospital Corp., Series A, 5.00%, 7/01/27	8,000,000	8,789,360
AtlantiCare Regional Medical Center, 5.00%, 7/01/25	4,605,000	5,105,702
AtlantiCare Regional Medical Center, Refunding, 5.00%, 7/01/37	19,490,000	20,842,411
[a]Barnabas Health Issue, Refunding, Series A, 5.00%, 7/01/23	1,250,000	1,498,063
[a]Barnabas Health Issue, Refunding, Series A, 5.00%, 7/01/24	2,880,000	3,432,730
[a]Barnabas Health Issue, Refunding, Series A, 5.00%, 7/01/25	1,500,000	1,779,540
Barnabas Health Issue, Refunding, Series A, 5.625%, 7/01/32	5,500,000	6,511,010
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31	5,000,000	5,508,250
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36	5,000,000	5,456,700
Holy Name Hospital, 5.00%, 7/01/36	5,000,000	5,136,250
Hunterdon Medical Center, Series A, 5.125%, 7/01/35	2,000,000	2,101,320
Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31	3,620,000	3,631,475
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%, 7/01/38	9,870,000	10,780,409
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%, 7/01/38	13,790,000	15,061,990
Meridian Health System Obligated Group, Refunding, 5.00%, 7/01/27	2,500,000	2,911,025
Somerset Medical Center, 5.75%, 7/01/28	11,000,000	11,068,310
South Jersey Hospital, 5.00%, 7/01/36	10,000,000	10,537,100
South Jersey Hospital, 5.00%, 7/01/46	27,200,000	28,614,128
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	7,000,000	7,502,180
St. Peters University Hospital, Refunding, 6.00%, 7/01/26	1,000,000	1,150,170
St. Peters University Hospital, Refunding, 6.25%, 7/01/35	3,400,000	3,886,778
Virtua Health, Assured Guaranty, 5.50%, 7/01/38	10,000,000	11,321,600
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program, Series A,		
5.75%, 10/01/31	10,000,000	11,929,600
5.25%, 10/01/38	15,000,000	16,781,550
New Jersey Institute of Technology Revenue, Series A, 5.00%, 7/01/42	7,000,000	8,195,320
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/29	1,000,000	1,133,750
New Jersey State Educational Facilities Authority Revenue,		
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/28	5,940,000	6,760,849
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/35	11,000,000	12,252,350
Kean University, Refunding, Series A, 5.50%, 9/01/36	8,500,000	9,939,985
Kean University, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/30	5,240,000	6,069,754
Kean University, Series D, AGMC Insured, 5.00%, 7/01/39	1,000,000	1,087,510
Kean University, Series D, FGIC Insured, Pre-Refunded, 5.00%, 7/01/33	10,000,000	10,260,900
Kean University, Series D, NATL RE, FGIC Insured, 5.00%, 7/01/39	4,695,000	5,084,967
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31	10,000,000	10,704,000
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	20,000,000	21,310,000
Montclair State University, Series J, 5.25%, 7/01/38	2,000,000	2,182,080
Princeton University, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,548,450
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,906,400
Princeton University, Series B, 5.00%, 7/01/39	15,000,000	18,396,000
Princeton University, Series B, 4.375%, 7/01/41	28,295,000	32,743,540
Princeton University, Series D, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,073,990

Ramapo College of New Jersey, Series B, 5.00%, 7/01/37	1,000,000	1,159,000
Ramapo College of New Jersey, Series B, 5.00%, 7/01/42	1,000,000	1,153,620
Ramapo College of New Jersey, Series D, NATL Insured, Pre-Refunded, 5.00%, 7/01/36	6,745,000	7,800,053
Refunding, Series D, 5.00%, 7/01/27	1,325,000	1,425,660
Refunding, Series D, 5.00%, 7/01/33	1,000,000	1,063,710
Richard Stockton College, Refunding, Series A, 5.375%, 7/01/38	5,000,000	5,640,650
Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28	2,370,000	2,523,386
Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24	1,755,000	1,917,320
Seton Hall University, Refunding, Series E, 6.25%, 7/01/37	5,000,000	6,032,150
Stevens Institute of Technology, Refunding, Series A, 5.00%, 7/01/34	4,750,000	5,050,580
Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/18	590,000	591,375
Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/28	865,000	866,202
Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/18	510,000	545,644
Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/28	710,000	844,254
William Paterson University, Series C, Assured Guaranty, 5.00%, 7/01/38	5,500,000	6,004,405
New Jersey State GO, Refunding, Series Q, 5.00%,		
8/15/19	30,600,000	38,326,194
8/15/20	10,075,000	12,804,317
New Jersey State Higher Education Assistance Authority Student Loan Revenue,		
Refunding, Series 1, 5.875%, 12/01/33	2,140,000	2,464,895
Refunding, Series 1A, 5.00%, 12/01/25	4,150,000	4,619,988
Refunding, Series 1A, 5.00%, 12/01/26	2,000,000	2,217,240
Refunding, Series 1A, 5.125%, 12/01/27	5,000,000	5,572,000
Refunding, Series 1A, 5.25%, 12/01/28	5,000,000	5,594,200
Series 2, 5.00%, 12/01/26	4,125,000	4,644,750
Series 2, 5.00%, 12/01/27	3,000,000	3,384,780
Series 2, 5.00%, 12/01/28	2,955,000	3,318,495
Series 2, 5.00%, 12/01/30	1,500,000	1,672,215
Series 2, 5.00%, 12/01/36	1,000,000	1,092,820
Series A, 5.625%, 6/01/30	14,500,000	16,500,130
Series A, Assured Guaranty, 6.125%, 6/01/30	10,000,000	11,242,100
New Jersey State Housing and Mortgage Finance Agency MFHR,		
Series A1, AGMC Insured, 6.35%, 11/01/31	2,000,000	2,002,960
Series B, AGMC Insured, 6.25%, 11/01/26	970,000	971,639
Series E1, AGMC Insured, 5.70%, 5/01/20	2,405,000	2,408,247
Series E1, AGMC Insured, 5.75%, 5/01/25	1,090,000	1,091,254
Series I, 5.75%, 11/01/38	2,680,000	2,867,680
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.50%, 10/01/38	4,415,000	4,764,050
New Jersey State Transportation Trust Fund Authority Revenue,		
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/29	5,000,000	2,517,750
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/32	10,000,000	4,307,300
Capital Appreciation, Transportation System, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	4,268,300
Transportation System, Refunding, Series B, AMBAC Insured, 5.25%, 12/15/23	5,000,000	6,407,000
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	19,670,149
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	6,017,800
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	17,375,550
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34	10,000,000	11,531,600
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	11,647,856
Transportation System, Series B, 5.00%, 6/15/42	7,000,000	8,074,920
New Jersey State Turnpike Authority Turnpike Revenue,		
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15% thereafter, 1/01/35	7,500,000	7,265,700
Refunding, Series B, 5.00%, 1/01/30	9,000,000	10,974,420
Refunding, Series I, 5.00%, 1/01/35	5,000,000	5,812,650
Series A, 5.00%, 1/01/35	4,000,000	4,725,240
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/30	13,500,000	13,868,010
Series E, 5.25%, 1/01/40	30,000,000	34,730,400
Series H, 5.00%, 1/01/36	14,000,000	16,113,440
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, NATL Insured, Pre-Refunded,		
5.00%, 1/01/26	3,245,000	3,407,769
5.50%, 1/01/27	3,240,000	3,419,852
5.50%, 1/01/28	2,000,000	2,111,020
5.00%, 1/01/34	15,000,000	15,752,400
North Hudson Sewerage Authority Gross Revenue Lease Certificates, Refunding, Series A, 5.00%, 6/01/42	12,800,000	14,763,264
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp. Project, 5.00%, 5/01/42	3,200,000	3,656,320
Rutgers State University Revenue, Series F, 5.00%, 5/01/39	20,000,000	22,853,000

Salem County PCFA, PCR, Atlantic City Electric, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,687,800
South Jersey Transportation Authority Transportation System Revenue, Refunding, Series A, 5.00%,		
11/01/27	3,000,000	3,581,730
11/01/28	2,000,000	2,380,180
11/01/29	2,000,000	2,368,780
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue, Capital Appreciation, Series B, AGMC Insured, zero cpn.,		
12/01/35	2,815,000	950,879
12/01/36	2,810,000	888,915
12/01/37	2,815,000	837,631
12/01/38	2,810,000	787,165
University of Medicine and Dentistry COP,		
AMBAC Insured, 5.00%, 4/15/32	2,000,000	2,013,060
NATL Insured, 5.00%, 6/15/36	12,500,000	12,815,875
Series A, NATL Insured, 5.00%, 9/01/22	1,700,000	1,743,299
University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,		
12/01/24	2,500,000	2,504,100
12/01/31	28,395,000	28,432,481
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/35	8,730,000	10,326,630
		1,209,322,892
New York 7.4%		
Port Authority of New York and New Jersey Revenue, Consolidated,		
One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,937,311
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	11,156,900
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,522,250
One Hundred Forty-Fourth Series, 5.00%, 10/01/29	5,000,000	5,744,050
One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	11,309,900
One Hundred Seventy-First Series, 4.50%, 7/15/36	20,000,000	22,511,400
One Hundred Seventy-First Series, Refunding, 4.50%, 7/15/31	15,000,000	17,377,500
One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	15,000,000	17,253,450
One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	11,628,600
One Hundred Sixty-Sixth Series, Refunding, 5.25%, 7/15/36	5,000,000	6,077,350
Port Authority of New York and New Jersey Special Obligation Revenue, John F. Kennedy International Airport Terminal, NATL Insured, 5.75%, 12/01/22	8,000,000	8,019,680
		126,538,391
Pennsylvania 1.2%		
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured, 5.00%, 7/01/35	5,000,000	5,477,900
Delaware River Port Authority Revenue, Series E, 5.00%, 1/01/35	14,000,000	15,857,800
		21,335,700
U.S. Territories 16.6%		
Puerto Rico 16.3%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	4,100,000	4,333,782
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, AGMC Insured, 5.125%, 7/01/30	5,020,000	5,024,769
Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	5,000,000	5,362,150
Series B, Pre-Refunded, 5.00%, 7/01/35	3,175,000	3,681,444
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series CC, AGMC Insured, 5.25%, 7/01/34	5,000,000	5,716,800
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, NATL Insured, 5.25%, 7/01/32	10,000,000	11,037,700
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	10,000,000	10,025,500
Puerto Rico Electric Power Authority Power Revenue,		
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	30,000,000	33,511,500
Series TT, 5.00%, 7/01/32	17,000,000	17,417,690
Series TT, 5.00%, 7/01/37	17,925,000	18,165,375
Series WW, 5.50%, 7/01/38	16,620,000	17,322,361
Series XX, 5.25%, 7/01/40	19,000,000	19,658,730
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	1,000,000	1,000,140
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	11,250,000	12,007,800
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series N, 5.00%, 7/01/32	20,000,000	20,202,600
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Series A, 5.75%, 8/01/37	10,000,000	11,155,300
first sub., Series A, 5.50%, 8/01/42	17,000,000	18,385,500

first sub., Series A, 6.00%, 8/01/42	32,000,000	36,284,800
first sub., Series C, 5.50%, 8/01/40	20,000,000	22,029,800
Senior Series C, 5.25%, 8/01/40	6,290,000	7,080,590
		279,404,331
U.S. Virgin Islands 0.3%		
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	5,206,600
Total U.S. Territories		284,610,931
Total Municipal Bonds before Short Term Investments (Cost $1,528,743,047)		1,664,741,955
Short Term Investments 1.9%		
Municipal Bonds 1.9%		
New Jersey 1.9%		
[a] New Jersey EDA, EDR, Lawrenceville School Project, Daily VRDN and Put, 0.16%, 7/01/31	3,100,000	3,100,000
[a] New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health,		
Series B, Daily VRDN and Put, 0.18%, 7/01/43	11,870,000	11,870,000
Series C, Daily VRDN and Put, 0.19%, 7/01/43	17,750,000	17,750,000
Total Short Term Investments (Cost $32,720,000)		32,720,000
Total Investments (Cost $1,561,463,047) 98.8%		1,697,461,955
Other Assets, less Liabilities 1.2%		21,478,659
Net Assets 100.0%		$ 1,718,940,614

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin North Carolina Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 93.9%				
North Carolina 79.9%				
Asheville Water System Revenue, NATL Insured, 5.00%, 8/01/32	$	2,110,000	$	2,378,983
Brunswick County Enterprise System Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%,				
4/01/27		1,500,000		1,592,745
4/01/28		1,750,000		1,858,203
Buncombe County COP, NATL Insured, 5.00%, 4/01/22		1,000,000		1,114,030
Cape Fear Public Utility Authority Water and Sewer System Revenue,				
5.00%, 8/01/35		21,000,000		24,609,900
5.00%, 8/01/36		8,000,000		9,770,560
Refunding, 5.00%, 8/01/28		1,535,000		1,891,059
Cary Combined Enterprise System Revenue, Refunding, Series 2007, 5.00%, 12/01/33		5,405,000		6,151,971
Charlotte Airport Revenue,				
Charlotte Douglas International Airport, Refunding, Series A, 5.50%, 7/01/34		3,765,000		4,554,182
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32		20,680,000		23,004,225
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36		13,085,000		14,448,195
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/39		3,000,000		3,465,180
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/41		12,000,000		13,929,840
Series A, NATL Insured, 5.00%, 7/01/29		5,000,000		5,234,150
Series A, NATL Insured, 5.00%, 7/01/34		10,000,000		10,419,100
Charlotte COP,				
Governmental Facilities Projects, Series G, 5.00%, 6/01/28		3,000,000		3,061,650
Refunding, Series C, 5.00%, 6/01/39		6,000,000		6,797,280
Transit Projects, Phase II, Refunding, Series A, 5.00%, 6/01/33		2,500,000		2,824,175
Transit Projects, Phase II, Series E, 5.00%, 6/01/35		6,000,000		6,338,940
Charlotte GO, Refunding, Series A, 5.00%, 7/01/32		5,000,000		6,276,000
Charlotte Storm Water Fee Revenue,				
5.00%, 6/01/35		10,000,000		11,152,800
Refunding, 5.00%, 12/01/22		1,965,000		2,587,984
Refunding, 5.00%, 12/01/23		2,070,000		2,703,979
Refunding, 5.00%, 12/01/24		1,500,000		1,949,775
Charlotte Water and Sewer System Revenue,				
5.00%, 7/01/38		11,775,000		13,777,692
Refunding, Series B, 5.00%, 7/01/38		10,000,000		12,121,600
The Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System,				
Refunding, Series A, 5.25%, 1/15/34		4,000,000		4,515,680
Refunding, Series A, 5.00%, 1/15/39		15,000,000		16,314,900
Refunding, Series A, 5.00%, 1/15/43		5,000,000		5,676,650
Series A, 5.25%, 1/15/42		10,000,000		11,546,700
Series A, AGMC Insured, 5.00%, 1/15/23		7,780,000		8,768,760
Chatham County COP, AMBAC Insured, 5.00%, 6/01/34		5,000,000		5,332,300
Columbus County Industrial Facilities and PCFA Revenue, International Paper Co. Projects, 5.70%, 5/01/34		2,500,000		2,819,475
Dare County COP,				
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/23		3,000,000		3,000,000
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/29		5,295,000		5,504,629
NATL RE, FGIC Insured, 5.00%, 6/01/23		2,000,000		2,159,160
Dare County Utility System Revenue, 5.00%, 2/01/41		5,000,000		5,856,550
Durham County COP, Series A, 5.00%, 6/01/31		4,000,000		4,665,920
Durham County Enterprise System Revenue, NATL Insured, Pre-Refunded, 5.00%, 6/01/23		1,670,000		1,708,894
Durham County GO, Refunding, 5.00%, 11/01/20		5,000,000		6,468,150
Durham Utility System Revenue, Refunding, 5.00%, 6/01/41		4,000,000		4,797,800
Greenville Utilities Commission Combined Enterprise System Revenue, Refunding, Series A, AGMC Insured, 5.00%,				
11/01/33		6,000,000		6,864,720
Guilford County GO,				
Public Improvement, Series A, 5.00%, 3/01/21		5,255,000		6,836,124
Refunding, Series C, 5.00%, 2/01/22		5,920,000		7,407,341
Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp. Project,				
5.45%, 11/01/33		4,000,000		4,001,560
Refunding, 6.45%, 11/01/29		3,900,000		3,904,407
Harnett County COP,				
AGMC Insured, Pre-Refunded, 5.125%, 12/01/23		1,000,000		1,010,000
Assured Guaranty, 5.00%, 6/01/28		1,000,000		1,163,850
Assured Guaranty, 5.00%, 6/01/29		500,000		579,310

High Point Combined Enterprise System Revenue,		
AGMC Insured, 5.00%, 11/01/33	5,000,000	5,904,800
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/31	11,000,000	11,974,930
Iredell County COP, Iredell County School Project, AGMC Insured,		
5.125%, 6/01/27	4,000,000	4,676,200
5.00%, 6/01/28	1,000,000	1,156,340
Johnston Memorial Hospital Authority Mortgage Revenue, AGMC Insured, 5.25%, 10/01/36	7,000,000	7,780,080
Mecklenburg County COP, Series A, 5.00%, 2/01/28	350,000	407,215
Monroe COP, Assured Guaranty, 5.50%,		
3/01/34	2,425,000	2,812,345
3/01/39	1,085,000	1,243,551
Nash Health Care System Health Care Facilities Revenue,		
5.00%, 11/01/41	5,000,000	5,588,000
AGMC Insured, 5.00%, 11/01/30	2,250,000	2,482,853
New Hanover County Hospital Revenue, New Hanover Regional Medical Center Project, Refunding, Series B, AGMC Insured,		
5.00%, 10/01/27	3,500,000	3,989,020
5.125%, 10/01/31	8,385,000	9,509,764
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,		
Johnson and Wales University Project, Series A, XLCA Insured, 5.00%, 4/01/33	3,000,000	3,010,470
Wake Forest University, 5.00%, 1/01/38	27,000,000	31,341,330
North Carolina Capital Facilities Finance Agency Revenue,		
Duke University Project, Refunding, Series A, 5.00%, 10/01/41	11,080,000	12,115,204
Duke University Project, Refunding, Series A, 5.00%, 10/01/44	12,050,000	13,658,795
Duke University Project, Refunding, Series B, 5.00%, 10/01/38	20,000,000	23,650,400
Duke University Project, Refunding, Series B, 4.75%, 7/01/42	10,000,000	10,979,700
Duke University Project, Series A, 5.00%, 10/01/39	2,615,000	2,970,405
Methodist University, 5.00%, 3/01/34	2,000,000	2,201,780
North Carolina Eastern Municipal Power Agency Power System Revenue,		
Refunding, Series A, 6.50%, 1/01/18	3,000,000	3,785,190
Refunding, Series A, 5.00%, 1/01/24	10,000,000	11,612,900
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	11,555,000	12,934,898
Series A, 5.00%, 1/01/26	1,770,000	2,180,180
Series C, 6.75%, 1/01/24	3,500,000	4,464,495
North Carolina Medical Care Commission Health Care Facilities Revenue,		
Appalachian Regional Healthcare System, Refunding, Series A, 6.50%, 7/01/31	5,000,000	5,955,450
Appalachian Regional Healthcare System, Refunding, Series A, 6.625%, 7/01/34	6,000,000	7,118,880
[a]Cape Fean Valley Health System, Refunding, Series A, 5.00%, 10/01/32	3,950,000	4,635,957
Duke University Health System, Series A, 5.00%, 6/01/42	11,500,000	12,969,815
Duke University Health System, Series A, 5.00%, 6/01/42	8,150,000	9,306,404
Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	17,434,500
FirstHealth Carolinas Project, Series A, Pre-Refunded, 6.125%, 10/01/39	11,315,000	12,505,225
FirstHealth Carolinas Project, Series C, 5.00%, 10/01/29	5,000,000	5,227,500
Novant Health Obligated Group, NATL Insured, 5.00%, 11/01/39	9,680,000	10,263,510
Refunding, NATL RE, FGIC Insured, 5.00%, 1/01/33	10,805,000	11,108,512
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,618,750
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19	495,000	496,040
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29	1,220,000	1,221,684
University Health System, Refunding, Series D, 6.25%, 12/01/33	10,000,000	12,142,000
Vidant Health, Refunding, Series A, 5.00%, 6/01/36	9,785,000	11,071,140
Wake Forest Baptist Obligation Group, Refunding, Series B, 5.00%, 12/01/33	15,880,000	18,678,691
Wake Forest Baptist Obligation Group, Series A, 5.00%, 12/01/45	17,500,000	20,256,075
WakeMed Project, Refunding, Series A, 5.00%, 10/01/38	9,005,000	10,312,526
WakeMed Project, Series A, Assured Guaranty, Pre-Refunded, 5.625%, 10/01/29	1,500,000	1,644,165
WakeMed Project, Series A, Assured Guaranty, Pre-Refunded, 5.625%, 10/01/38	6,000,000	6,576,660
WakeMed Project, Series A, Assured Guaranty, Pre-Refunded, 5.875%, 10/01/38	2,515,000	2,768,135
North Carolina Medical Care Commission Health System Revenue, Mission Health Combination Group, Refunding, AGMC Insured, 5.00%, 10/01/36	5,000,000	5,440,950
North Carolina Medical Care Commission Hospital Revenue,		
Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22	1,920,000	2,077,690
Halifax Regional Medical Center Project, 5.00%, 8/15/24	1,800,000	1,800,000
North Carolina Baptist Hospital, Refunding, 5.00%, 6/01/34	14,040,000	15,830,521
North Carolina Medical Care Commission Revenue,		
Betsy Johnson Regional Hospital Project, AGMC Insured, Pre-Refunded, 5.125%, 10/01/32	4,500,000	4,680,810
Rowan Regional Medical Center Project, AGMC Insured, Pre-Refunded, 5.00%, 9/01/33	21,720,000	23,477,148

North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,		
Refunding, Series A, 5.00%, 1/01/26	2,500,000	2,942,450
Refunding, Series A, 5.00%, 1/01/30	4,670,000	5,409,401
Refunding, Series B, 5.00%, 1/01/21	5,000,000	6,139,900
Series A, NATL Insured, 5.25%, 1/01/19	5,000,000	5,017,500
Series A, NATL Insured, 5.25%, 1/01/20	1,500,000	1,505,310
[a]Series B, 5.00%, 1/01/30	3,000,000	3,609,750
[a]Series B, 5.00%, 1/01/31	1,000,000	1,197,870
North Carolina State Capital Facilities Finance Agency Revenue, Davidson College, 5.00%, 3/01/40	4,000,000	4,842,280
North Carolina State Capital Improvement Limited Obligation Revenue,		
Series A, 5.00%, 5/01/28	5,000,000	5,888,250
Series C, 5.00%, 5/01/29	10,000,000	12,275,600
North Carolina State COP, Western Carolina University Housing Project, AMBAC Insured, 5.00%, 6/01/33	1,500,000	1,515,975
North Carolina State GO,		
Public Improvement, Series A, 5.00%, 5/01/23	10,000,000	12,989,000
Public Improvement, Series A, 5.00%, 5/01/24	23,370,000	30,238,677
Public Improvement, Series A, 4.50%, 3/01/26	4,855,000	5,402,256
Refunding, Series B, 5.00%, 6/01/19	5,000,000	6,318,100
North Carolina State Infrastructure Financial Corp. COP, Capital Improvement, Series A, 5.00%, 5/01/22	6,595,000	7,602,782
North Carolina State Medical Care Commission Hospital Revenue, Southeastern Regional Medical Center, Refunding, 5.00%, 6/01/32	1,645,000	1,922,331
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%, 2/01/40	6,000,000	6,748,140
North Carolina State Turnpike Authority Monroe Connector System State Appropriated Revenue, 5.00%, 7/01/41	6,565,000	7,626,232
North Carolina Turnpike Authority Triangle Expressway System Revenue, Series A, Assured Guaranty,		
5.50%, 1/01/29	6,400,000	7,598,208
5.75%, 1/01/39	12,120,000	14,015,568
Northern Hospital District of Surry County Health Care Facilities Revenue,		
6.00%, 10/01/28	1,000,000	1,088,960
6.25%, 10/01/38	2,000,000	2,186,600
Oak Island Enterprise System Revenue,		
Assured Guaranty, 6.00%, 6/01/34	1,540,000	1,819,525
Assured Guaranty, 6.00%, 6/01/36	1,000,000	1,173,760
Series A, NATL Insured, 5.00%, 6/01/33	5,000,000	5,537,300
Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial Hospital Project, NATL Insured, 5.00%,		
4/01/31	5,735,000	6,163,232
10/01/34	6,000,000	6,427,800
Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A, NATL Insured, 5.00%, 6/01/33	7,500,000	8,439,675
Pasquotank County COP, NATL Insured, 5.00%, 6/01/25	1,400,000	1,454,390
Pitt County COP, School Facilities Project, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/29	2,500,000	2,654,575
Pitt County Revenue, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,163,390
Raleigh Combined Enterprise System Revenue,		
5.00%, 3/01/40	11,915,000	14,139,530
Pre-Refunded, 5.00%, 3/01/31	10,360,000	10,966,992
Refunding, Series A, 5.00%, 3/01/30	2,545,000	3,183,617
Refunding, Series A, 5.00%, 3/01/31	2,000,000	2,490,420
Series A, 5.00%, 3/01/36	6,000,000	6,703,800
Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29	6,070,000	6,420,421
Raleigh GO, Public Improvement, Series B, 5.00%, 4/01/26	5,000,000	6,436,700
Raleigh-Durham Airport Authority Airport Revenue,		
Refunding, Series A, 5.00%, 5/01/36	10,785,000	12,533,896
Series A, AMBAC Insured, 5.00%, 5/01/30	14,060,000	15,242,587
Rockingham County COP, Assured Guaranty, 5.00%, 4/01/32	9,380,000	10,452,322
Union County COP, AMBAC Insured, 5.00%, 6/01/30	5,000,000	5,478,250
University of North Carolina at Chapel Hill Revenue, Board of Governors of the University of North Carolina, General,		
5.00%, 12/01/31	9,000,000	10,680,120
Pre-Refunded, 5.00%, 12/01/28	1,000,000	1,047,290
Refunding, Series A, 5.00%, 12/01/34	11,460,000	12,749,479
University of North Carolina at Charlotte Revenue,		
General, Series B, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,550,100
Refunding, Series A, 5.00%, 4/01/23	2,655,000	3,394,152
Refunding, Series A, 5.00%, 4/01/26	1,000,000	1,262,700
Series A, 5.00%, 4/01/37	12,995,000	15,621,289
Series A, 5.00%, 4/01/41	18,000,000	21,571,740

University of North Carolina at Greensboro Revenue,		
General, Refunding, Series A, 5.00%, 4/01/36	5,000,000	5,964,750
General, Series A, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,161,830
Refunding, 5.00%, 4/01/28	2,615,000	3,204,630
University of North Carolina at Wilmington COP, Student Housing Project,		
Assured Guaranty, 5.00%, 6/01/32	5,000,000	5,602,000
NATL RE, FGIC Insured, 5.00%, 6/01/26	1,655,000	1,784,355
NATL RE, FGIC Insured, 5.00%, 6/01/27	1,740,000	1,869,386
NATL RE, FGIC Insured, 5.00%, 6/01/29	1,915,000	2,045,546
NATL RE, FGIC Insured, 5.00%, 6/01/37	11,350,000	11,957,906
University of North Carolina System Revenue,		
2012, Series C, AMBAC Insured, 5.00%, 4/01/29	595,000	622,953
2012, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/29	1,155,000	1,225,628
Series A, Assured Guaranty, 5.00%, 10/01/33	5,000,000	5,681,900
Series A, NATL Insured, 5.00%, 10/01/33	2,000,000	2,176,540
Series C, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/29	750,000	796,373
Wake County GO,		
Limited Obligation Bonds, Series 2009, 5.00%, 6/01/36	5,000,000	5,955,500
Refunding, Series C, 5.00%, 3/01/25	10,000,000	13,698,600
Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co. Project, Refunding, 5.375%, 2/01/17	8,000,000	8,106,080
Wake County Revenue, 5.00%,		
1/01/33	10,820,000	13,189,688
1/01/37	12,000,000	14,319,360
Western Carolina University Research and Development Corp. COP, Western Carolina University Student Housing Project,		
Assured Guaranty, 5.00%, 6/01/39	5,000,000	5,513,250
Wilkes County COP, NATL Insured, 5.00%,		
6/01/31	4,295,000	4,604,025
6/01/36	6,085,000	6,464,521
Wilmington COP,		
AMBAC Insured, Pre-Refunded, 5.00%, 9/01/29	1,000,000	1,080,900
Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32	5,310,000	5,666,832
Series A, 5.00%, 6/01/33	6,000,000	6,741,960
Series A, 5.00%, 6/01/38	7,625,000	8,472,976
Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/33	1,000,000	1,108,220
Wilmington Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%, 6/01/34	3,565,000	3,749,631
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	3,000,000	3,370,500
Winston-Salem Water and Sewer System Revenue,		
5.00%, 6/01/39	5,000,000	5,992,650
Refunding, Series A, 5.00%, 6/01/32	7,590,000	8,756,887
		1,263,692,230
U.S. Territories 14.0%		
Puerto Rico 13.6%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	5,000,000	5,007,750
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	2,100,000	2,239,797
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, AGMC Insured, 5.125%, 7/01/30	2,205,000	2,207,095
Refunding, Series A, 5.50%, 7/01/32	5,000,000	5,397,050
Refunding, Series A, 5.75%, 7/01/41	5,000,000	5,363,100
Refunding, Series B, 6.00%, 7/01/39	10,000,000	10,762,400
Series A, 5.25%, 7/01/37	5,000,000	5,115,900
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series A, NATL Insured, 5.00%, 7/01/38	20,000	20,008
Refunding, Series H, 5.00%, 7/01/35	1,365,000	1,366,856
Series D, AGMC Insured, 5.00%, 7/01/32	2,765,000	2,766,936
Series H, Pre-Refunded, 5.00%, 7/01/35	125,000	128,423
Series H, Pre-Refunded, 5.00%, 7/01/35	2,790,000	2,867,199
Puerto Rico Electric Power Authority Power Revenue,		
Series NN, NATL Insured, Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,136,900
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,351,150
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,117,050
Series TT, 5.00%, 7/01/32	8,100,000	8,299,017
Series WW, 5.25%, 7/01/33	6,500,000	6,750,640
Series WW, 5.50%, 7/01/38	6,700,000	6,983,142
Series XX, 5.25%, 7/01/40	30,510,000	31,567,782
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,000,000	5,336,800

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series N, 5.00%, 7/01/32	10,000,000	10,101,300
Refunding, Series P, 6.75%, 7/01/36	5,000,000	5,797,000
Series I, 5.00%, 7/01/36	2,405,000	2,411,397
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.375%, 8/01/39	20,000,000	21,773,400
Series A, 5.50%, 8/01/42	5,750,000	6,218,625
Series A, 6.00%, 8/01/42	45,750,000	51,875,925
Series C, 5.50%, 8/01/40	5,000,000	5,507,450
		215,470,092
U.S. Virgin Islands 0.4%		
Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	6,163,025
Total U.S. Territories		221,633,117
Total Municipal Bonds before Short Term Investments (Cost $1,352,038,948)		1,485,325,347
Short Term Investments 5.6%		
Municipal Bonds 5.6%		
North Carolina 5.6%		
[a] The Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System,		
Refunding, Series B, Daily VRDN and Put, 0.16%, 1/15/38	1,300,000	1,300,000
Series H, Daily VRDN and Put, 0.14%, 1/15/45	87,200,000	87,200,000
Total Short Term Investments (Cost $88,500,000)		88,500,000
Total Investments (Cost $1,440,538,948) 99.5%		1,573,825,347
Other Assets, less Liabilities 0.5%		7,794,263
Net Assets 100.0%		$ 1,581,619,610

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Ohio Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 102.6%				
Ohio 95.7%				
Akron COP, District Energy Project, 5.00%, 12/01/30	$	10,865,000	$	12,291,249
Akron GO, Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/22		1,185,000		1,240,434
Akron Income Tax Revenue, Community Learning Centers, Series A,				
4.50%, 12/01/33		15,000,000		16,605,150
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/24		3,200,000		3,349,696
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33		8,005,000		8,379,474
Akron Waterworks Revenue, Refunding and Improvement, System Mortgage, Assured Guaranty, 5.00%, 3/01/34		1,000,000		1,122,660
Allen County Hospital Facilities Revenue, Catholic Healthcare, Refunding,				
Series A, 5.25%, 6/01/38		15,000,000		16,905,600
Series B, 5.25%, 9/01/27		7,570,000		8,892,328
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A,				
Assured Guaranty, 5.25%, 2/15/33		30,000,000		34,214,100
BHAC Insured, 5.00%, 2/15/38		22,000,000		24,617,340
Austintown Local School District GO, School Improvement,				
AGMC Insured, Pre-Refunded, 5.125%, 12/01/30		7,715,000		8,442,910
Refunding, 4.50%, 12/01/30		7,465,000		8,436,346
Avon Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.25%,				
12/01/23		1,000,000		1,049,250
12/01/29		2,295,000		2,408,029
Bath Local School District GO, School Improvement,				
AGMC, 5.00%, 12/01/49		5,380,000		5,965,828
AGMC Insured, 4.00%, 12/01/44		3,295,000		3,401,989
Beaver Local School District GO, School Facilities, 4.00%, 12/01/40		5,500,000		5,761,140
Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%, 9/20/36		2,880,000		2,892,614
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%, 1/15/36		1,300,000		1,457,235
Brookville Local School District GO, AGMC Insured, Pre-Refunded,				
5.25%, 12/01/22		1,075,000		1,127,944
5.00%, 12/01/31		3,000,000		3,140,340
Butler County GO, Limited Tax, Various Purpose, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/26		2,130,000		2,423,812
Butler County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project,				
6.375%, 4/01/36		5,000,000		6,217,700
5.625%, 4/01/41		5,000,000		5,702,950
Butler County Transportation ID Revenue, Highway Improvement, XLCA Insured, 5.00%, 12/01/31		40,000		44,802
Canal Winchester Local School District GO, Capital Appreciation, NATL Insured, zero cpn.,				
12/01/32		1,455,000		715,860
12/01/33		2,000,000		936,100
Central Solid Waste Authority GO, Refunding and Improvement, Limited Tax, Solid Waste Facilities, 4.00%, 12/01/32		16,945,000		18,838,095
Chillicothe City School District GO, Capital Appreciation, Refunding, NATL RE, FGIC Insured, zero cpn.,				
12/01/22		1,905,000		1,445,857
12/01/23		1,905,000		1,397,375
12/01/24		1,905,000		1,374,667
Cincinnati City School District COP, School Improvement Project, Refunding, AGMC Insured, 5.00%,				
12/15/26		7,310,000		8,358,693
12/15/27		7,000,000		7,986,510
Cincinnati City School District GO,				
Classroom Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/27		2,500,000		2,616,950
Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/27		14,900,000		20,018,150
Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/28		5,000,000		6,763,550
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/22		6,010,000		6,010,000
Cincinnati Technical College Revenue, AMBAC Insured, Pre-Refunded,				
5.25%, 10/01/23		2,510,000		2,612,358
5.00%, 10/01/28		2,715,000		2,820,152
Cleveland Airport System Revenue,				
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30		3,000,000		3,538,650
Refunding, Series A, AGMC Insured, 5.00%, 1/01/31		1,500,000		1,756,185
Series C, AGMC Insured, 5.00%, 1/01/26		9,500,000		10,514,885
Series C, AGMC Insured, 5.00%, 1/01/31		11,250,000		12,378,150
Series C, Assured Guaranty, 5.00%, 1/01/27		28,385,000		31,531,193
Cleveland GO, Refunding, 5.00%, 12/01/30		3,000,000		3,537,240
Cleveland Municipal School District GO, AGMC Insured, 5.00%, 12/01/27		4,000,000		4,236,480

Cleveland Public Power System Revenue,		
Capital Appreciation, Series B-1, NATL Insured, zero cpn., 11/15/38	10,000,000	3,073,000
Series B, NATL Insured, 5.00%, 11/15/28	2,000,000	2,225,000
Series B, NATL Insured, 5.00%, 11/15/38	10,000,000	10,819,900
Cleveland State University General Receipt Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 6/01/24	1,000,000	1,073,010
Cleveland Water Revenue,		
second lien, Refunding, Series A, 5.00%, 1/01/27	2,500,000	3,063,600
senior lien, Series X, 5.00%, 1/01/42	4,465,000	5,258,832
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue, The Cleveland Museum Art Project, 5.00%, 10/01/22	10,485,000	12,726,588
Cleveland-Cuyahoga County Port Authority Revenue, Student Housing, Euclid Avenue Housing Corp., Fenn Project, AMBAC Insured, 5.00%,		
8/01/25	2,440,000	2,364,214
8/01/28	2,145,000	2,003,344
Columbus GO, Series A, 4.00%, 2/15/29	17,130,000	19,775,900
ᵃColumbus Metropolitan Library Special Obligation Revenue, Library Fund Facilities Notes, Series 1, 4.00%,		
12/01/27	3,765,000	4,160,174
12/01/28	2,970,000	3,268,188
12/01/29	4,125,000	4,520,464
12/01/30	4,290,000	4,681,891
12/01/31	4,465,000	4,852,830
12/01/32	4,645,000	5,027,702
12/01/37	12,620,000	13,363,192
Crawford County GO, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/31	1,330,000	1,343,300
Cuyahoga Community College District General Receipts Revenue,		
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/22	1,000,000	1,010,000
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32	3,000,000	3,030,000
Series D, 5.00%, 8/01/32	2,310,000	2,750,194
Cuyahoga County EDR, Medical Mart Center, Series F, 5.00%, 12/01/27	15,000,000	17,534,700
ᵃCuyahoga County GO, Capital Improvement, Refunding, Series A, 4.00%,		
12/01/22	3,000,000	3,482,940
12/01/23	4,695,000	5,405,682
12/01/24	2,535,000	2,908,634
12/01/28	2,675,000	2,981,582
12/01/29	2,785,000	3,091,406
12/01/30	2,000,000	2,215,460
12/01/31	2,810,000	3,099,908
12/01/37	7,315,000	7,872,842
Dayton City School District GO, School Facilities Construction and Improvement, Series A, NATL RE, FGIC Insured,		
4.75%, 12/01/25	9,400,000	9,532,916
5.00%, 12/01/29	8,275,000	8,392,339
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,449,040
Dublin City School District GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn., 12/01/16	4,635,000	4,452,427
Eastlake GO, Capital Facilities, NATL Insured, Pre-Refunded, 5.00%, 12/01/27	1,950,000	1,950,000
Eaton City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25	1,250,000	1,262,500
Edgewood City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/24	2,220,000	2,403,550
Fairborn City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%,		
12/01/23	1,205,000	1,348,708
12/01/24	1,265,000	1,413,574
12/01/25	1,330,000	1,483,801
Fairfield County GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/20	1,600,000	1,637,264
Fairless Local School District GO, Capital Appreciation, Various Purpose School Facilities, AGMC Insured, Pre-Refunded, 5.00%, 12/01/28	2,085,000	2,276,549
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation Bonds, Refunding, AMBAC Insured, 5.00%, 12/01/24	7,255,000	8,173,846
Franklin County Hospital Revenue,		
The Children's Hospital Project, Series C, NATL RE, FGIC Insured, 5.00%, 5/01/35	9,000,000	9,440,100
Improvement, Nationwide Children's Hospital, 5.25%, 11/01/40	15,000,000	17,090,550
OhioHealth Corp., Refunding, Series C, NATL Insured, 5.00%, 5/15/33	5,250,000	5,295,622
Georgetown Exempted Village School District GO, Classroom Facilities, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	1,000,000	1,094,350
Graham Local School District GO, School Improvement,		
NATL Insured, Pre-Refunded, 5.00%, 12/01/33	1,525,000	1,729,304
Refunding, NATL Insured, 5.00%, 12/01/33	4,530,000	4,955,503
Grand Valley Local School District GO, Classroom Facilities Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/24	1,300,000	1,300,000

Green Community Learning Centers Income Tax Revenue, NATL Insured, Pre-Refunded, 5.00%,		
12/01/27	1,205,000	1,289,446
12/01/28	1,265,000	1,353,651
12/01/32	2,675,000	2,862,464
Greene County GO, AMBAC Insured, Pre-Refunded, 5.00%,		
12/01/22	1,475,000	1,475,000
12/01/28	2,620,000	2,620,000
Greene County Hospital Facility Revenue, Kettering Health Network, 5.50%, 4/01/39	12,930,000	14,485,738
Hamilton County Convention Facilities Authority Revenue,		
NATL RE, FGIC Insured, 5.00%, 12/01/28	5,400,000	5,677,236
second lien, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33	7,235,000	7,736,385
Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital, Series J, NATL RE, FGIC Insured, 5.25%, 5/15/34	5,000,000	5,122,800
Hamilton County Sales Tax Revenue,		
Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32	10,000,000	11,003,400
sub. bond, Refunding, Series A, AGMC Insured, 5.00%, 12/01/32	35,080,000	38,599,927
Hamilton County Sewer System Revenue, Metropolitan Sewer District Improvement, Series B, NATL Insured, 5.00%, 12/01/30	4,000,000	4,423,800
Hamilton County Student Housing Revenue, Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured,		
5.00%, 6/01/30	7,000,000	8,018,640
4.75%, 6/01/39	7,000,000	7,717,430
Hilliard School District GO, Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn.,		
12/01/19	2,190,000	1,921,528
12/01/20	4,525,000	3,862,902
Huber Heights City School District GO, School Improvement, Refunding, 5.00%,		
12/01/33	4,500,000	5,186,115
12/01/36	5,000,000	5,690,450
Huber Heights Water System Revenue, Refunding and Improvement, NATL Insured, 5.00%,		
12/01/27	3,205,000	3,566,524
12/01/30	2,250,000	2,491,177
Hudson City School District COP, NATL Insured, Pre-Refunded, 5.00%, 6/01/34	6,720,000	7,185,696
Independence Local School District GO, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 12/01/21	1,390,000	1,424,069
Ironton City School District GO, Refunding, NATL Insured, 5.00%, 12/01/34	5,130,000	5,545,068
Ironton Sewer Revenue, System Improvement, AGMC Insured, 5.25%, 12/01/40	2,500,000	2,847,425
Jonathan Alder Local School District GO, School Facilities Construction and Improvement, NATL Insured, Pre-Refunded,		
4.75%, 12/01/22	1,105,000	1,105,000
5.00%, 12/01/27	6,195,000	6,195,000
5.00%, 12/01/30	3,320,000	3,320,000
Kenston Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%,		
12/01/24	2,380,000	2,435,430
12/01/25	2,500,000	2,558,225
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,606,095
Kettering City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,		
12/01/28	2,970,000	3,175,821
12/01/31	2,595,000	2,774,833
Keystone Local School District Lorain County GO, School Improvement,		
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	3,740,000	4,002,099
Refunding, AGMC Insured, 5.00%, 12/01/30	2,430,000	2,548,122
Kings Local School District GO, School Improvement, NATL Insured, 5.00%, 12/01/33	10,000,000	11,140,900
Lakewood City School District GO,		
School Facilities Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/30	9,170,000	10,298,460
School Facilities Improvement, NATL RE, FGIC Insured, 4.50%, 12/01/34	6,000,000	6,498,000
School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	21,900,000	23,966,265
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	1,000,000	1,088,360
Lakota Local School District GO,		
AGMC Insured, Pre-Refunded, 5.00%, 12/01/29	5,000,000	5,677,850
Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/26	2,000,000	2,722,400
Lancaster City School District GO, School Facilities Construction and Improvement, 5.00%, 10/01/49	10,000,000	11,552,000
Licking County Joint Vocational School District GO, School Facilities Construction and Improvement, NATL Insured,		
4.75%, 12/01/23	1,180,000	1,196,579
Pre-Refunded, 5.00%, 12/01/21	2,200,000	2,200,000
Pre-Refunded, 4.75%, 12/01/23	1,050,000	1,050,000
Licking Heights Local School District GO, School Facilities Construction and Improvement,		
Refunding, Series A, NATL Insured, 5.00%, 12/01/26	1,825,000	1,988,429
Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/26	520,000	578,495

Little Miami Local School District GO,		
Refunding, AGMC Insured, 4.50%, 12/01/34	14,255,000	15,152,922
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,699,600
Lorain County GO, Sewer System Improvement, NATL Insured, 5.00%, 12/01/19	1,640,000	1,675,342
Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,		
Series C-1, AGMC Insured, 5.00%, 4/01/33	19,410,000	21,126,814
Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	8,707,920
Lucas County GO, Various Purpose, 4.50%, 10/01/35	10,685,000	11,696,335
Mad River Local School District GO, Classroom Facilities, FGIC Insured, Pre-Refunded, 5.125%, 12/01/24	4,180,000	4,180,000
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	13,740,529
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%, 12/01/36	3,500,000	3,793,650
Mahoning County Hospital Facilities Revenue, Western Reserve Care System Project, NATL Insured, ETM, 5.50%, 10/15/25	4,750,000	6,102,040
Maple Heights City School District GO, School Facilities Improvement, 5.00%, 1/15/37	10,000,000	11,090,500
Martins Ferry City School District GO, School Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	3,610,000	4,016,089
Marysville Exempted Village School District COP, School Facilities Project, NATL Insured, Pre-Refunded, 5.25%,		
12/01/28	2,120,000	2,368,761
12/01/30	2,650,000	2,960,951
Marysville Exempted Village School District GO,		
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	814,170
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	792,780
Refunding, NATL Insured, 5.00%, 12/01/29	1,000,000	1,002,950
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/29	5,500,000	6,057,205
Marysville Wastewater Treatment System Revenue,		
Assured Guaranty, 4.25%, 12/01/27	1,170,000	1,262,617
Assured Guaranty, 4.75%, 12/01/47	5,000,000	5,335,700
first mortgage, NATL Insured, Pre-Refunded, 5.00%, 12/01/35	4,780,000	5,420,377
Refunding, Assured Guaranty, 4.75%, 12/01/46	14,205,000	15,012,412
Marysville Water System Mortgage Revenue, AMBAC Insured,		
5.00%, 12/01/32	1,250,000	1,395,713
4.50%, 12/01/38	2,500,000	2,655,875
Mason City School District GO,		
Refunding, AGMC Insured, 5.25%, 12/01/31	5,000,000	7,327,150
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,346,500
Mason GO, Sewer System, Refunding, 5.00%, 12/01/28	3,045,000	3,793,126
Maumee City School District GO, School Facilities Construction and Improvement, AGMC Insured,		
5.00%, 12/01/27	190,000	196,504
Pre-Refunded, 5.00%, 12/01/27	3,420,000	3,579,988
Medina GO, Various Purpose, 5.00%, 12/01/22	1,100,000	1,103,388
Medina School District COP, School Facilities Project, Assured Guaranty, 5.25%, 12/01/31	5,725,000	6,530,965
Miami University Revenue, General Receipts,		
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/22	1,675,000	1,753,357
Refunding, 5.00%, 9/01/31	4,000,000	4,801,360
Refunding, 5.00%, 9/01/36	3,500,000	4,113,830
Middletown City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,231,350
Minerva Local School District GO, Classroom Facilities, NATL Insured, Pre-Refunded, 5.30%, 12/01/29	1,300,000	1,300,000
Monroe Local School District GO, School Improvement,		
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/23	1,000,000	1,000,000
Refunding, AMBAC Insured, 4.50%, 12/01/29	3,115,000	3,275,049
Montgomery County Revenue, Catholic Health Initiatives,		
Refunding, Series A, 5.50%, 5/01/34	12,500,000	14,513,875
Refunding, Series A, 5.00%, 5/01/39	10,000,000	10,968,000
Series C-1, AGMC Insured, 5.00%, 10/01/41	10,000,000	10,824,000
Morley Library District GO, Lake County District Library, Library Improvement, AMBAC Insured, Pre-Refunded, 4.75%, 12/01/21	1,000,000	1,000,000
Napoleon City School District GO, School Facilities Construction and Improvement, 5.00%, 12/01/49	11,460,000	12,986,128
New Albany Community Authority Community Facilities Revenue, Refunding, Series C, 5.00%,		
10/01/23	1,100,000	1,324,334
10/01/24	1,250,000	1,498,938
New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, NATL Insured, 5.85%, 1/01/21	585,000	586,024
Newark City School District GO, School Improvement, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/33	5,000,000	5,363,800
Northeast Ohio Medical University General Receipts Revenue, 5.00%, 12/01/42	13,445,000	14,846,910
Northmont City School District GO, School Improvement, Series A, 5.00%, 11/01/49	5,130,000	5,870,413
Ohio Capital Corp. HMR, Refunding, Series G, NATL Insured, 6.35%, 7/01/22	425,000	425,578

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO, AGMC Insured,		
4.875%, 12/01/18	1,255,000	1,294,282
5.25%, 12/01/23	1,410,000	1,454,641
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27	5,545,000	6,279,546
Ohio State Air Quality Development Authority Revenue,		
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	6,020,000	6,920,712
Ohio Power Co. Project, Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26	9,075,000	9,087,977
Pollution Control, Dayton Power and Light Co., Refunding, Series B, BHAC Insured, 4.80%, 1/01/34	23,000,000	24,197,840
Ohio State Building Authority Revenue, State Facilities, Adult Correction, Series A, AGMC Insured, 5.00%, 4/01/24	5,390,000	5,869,279
Ohio State GO,		
Common Schools, Series B, 4.00%, 3/15/32	20,200,000	22,506,840
Higher Education, Refunding, Series A, 5.00%, 8/01/24	3,485,000	4,584,064
Higher Education, Refunding, Series A, 4.50%, 2/01/32	18,270,000	21,036,261
Infrastructure Improvement, Series A, 4.00%, 2/01/31	8,220,000	9,228,512
Infrastructure Improvement, Series A, 4.00%, 2/01/32	8,630,000	9,603,291
Ohio State Higher Educational Facilities Commission Revenue, Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	21,805,000	24,045,900
Ohio State Higher Educational Facility Commission Revenue,		
AGMC Insured, 5.75%, 11/15/40	4,500,000	5,139,405
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,760,964
Denison University Project, Refunding and Improvement, 5.00%, 11/01/30	1,360,000	1,626,995
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/23	3,385,000	3,887,537
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/24	2,000,000	2,296,920
Hospital Cleveland Clinic Health, Series A, 5.00%, 1/01/38	5,000,000	5,797,600
Kenyon College Project, Refunding, 5.25%, 7/01/44	30,000,000	33,719,700
University Hospital, BHAC Insured, 4.75%, 1/15/36	10,000,000	10,861,400
University Hospital, BHAC Insured, 4.75%, 1/15/46	25,000,000	27,011,250
University Hospital, BHAC Insured, 5.25%, 1/15/46	13,500,000	14,902,650
University of Dayton Project, XLCA Insured, 5.00%, 12/01/34	8,500,000	9,017,055
Xavier University, 5.00%, 5/01/40	14,500,000	16,097,320
Ohio State Higher Educational Facility Revenue,		
Case Western Reserve University Project, Refunding, NATL Insured, 5.00%, 12/01/44	7,500,000	8,267,550
Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34	4,000,000	4,127,280
Otterbein College Project, Assured Guaranty, 5.00%, 12/01/25	2,205,000	2,342,504
Otterbein College Project, Assured Guaranty, 5.00%, 12/01/35	3,225,000	3,383,573
[a]Ohio State Major New Street Infrastructure Project Revenue, Series 1, 5.00%, 12/15/24	6,245,000	7,825,984
Ohio State University General Receipts Athens Revenue, NATL Insured, 5.00%, 12/01/24	2,155,000	2,279,430
Ohio State University General Receipts Revenue,		
Series A, Pre-Refunded, 5.125%, 12/01/31	2,500,000	2,500,000
State University of Ohio, Series B, NATL Insured, Pre-Refunded, 5.00%, 6/01/33	940,000	961,893
State University of Ohio, Series B, NATL Insured, Pre-Refunded, 5.00%, 6/01/33	4,315,000	4,389,347
Ohio State Water Development Authority Revenue, Drinking Water Assistance Fund, Leverage, Pre-Refunded, 5.00%, 6/01/23	2,255,000	2,255,000
Olentangy Local School District GO,		
AGMC Insured, 5.00%, 12/01/25	45,000	45,771
AGMC Insured, 4.50%, 12/01/33	10,000,000	10,698,800
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	1,745,000	2,014,934
Refunding, AGMC Insured, 5.00%, 12/01/30	90,000	91,320
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	11,300,000	12,224,340
School Facilities Construction and Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/36	7,505,000	8,396,369
School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	11,200,000	12,017,712
Ottawa and Glandorf Local School District GO, School Facilities Construction and Improvement, NATL Insured, Pre-Refunded, 5.25%, 12/01/23	2,175,000	2,175,000
Painesville City School District GO, School Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/28	2,515,000	2,746,053
Princeton City School District COP, 4.50%, 12/01/41	6,500,000	6,909,890
Princeton City School District GO, NATL Insured, Pre-Refunded, 5.00%,		
12/01/25	1,700,000	1,779,526
12/01/26	2,725,000	2,852,475
12/01/30	2,260,000	2,365,723
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, 5.00%, 12/01/32	3,000,000	3,390,660
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty, 5.25%, 12/01/38	15,000,000	16,373,250
Shaker Heights GO, Urban Renewal, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/26	725,000	760,706
Shawnee State University Revenue, NATL Insured, 5.00%, 6/01/28	5,780,000	6,209,281
Sheffield Lake City School District GO, School Improvement, 5.00%, 12/01/37	9,635,000	10,854,695
Sidney City School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.125%, 12/01/28	1,425,000	1,425,000

South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities Construction and Improvement, 4.00%, 12/01/42	13,050,000	13,942,620
Springboro Community City School District GO, Refunding, AGMC Insured, 5.25%,		
12/01/27	5,175,000	6,853,149
12/01/28	2,000,000	2,671,040
Springboro Sewer System Revenue, Mortgage, NATL Insured, Pre-Refunded, 5.00%, 6/01/27	1,095,000	1,170,884
St. Mary's City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/35	3,500,000	3,853,675
Summit County Port Authority Lease Revenue, University Akron Student Housing Project, 6.00%, 1/01/42	11,580,000	13,573,497
Sycamore Community City School District COP, Blue Ash Elementary School Project, AMBAC Insured, 5.125%, 12/01/25	1,000,000	1,000,000
Sylvania City School District GO, School Improvement, Assured Guaranty, 5.25%, 12/01/36	7,660,000	8,737,839
Toledo City School District GO, School Facilities Improvement,		
5.375%, 12/01/35	4,565,000	5,307,315
AGMC Insured, Pre-Refunded, 5.00%, 12/01/23	1,500,000	1,570,170
Refunding, Series B, 5.00%, 12/01/32	7,830,000	9,481,425
Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/27	1,925,000	2,015,052
Toledo GO,		
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,877,725
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/28	3,000,000	3,535,320
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%, 12/01/26	1,500,000	1,641,345
Toledo Waterworks Revenue,		
NATL Insured, 5.00%, 11/15/30	6,425,000	7,123,269
Series A, 4.00%, 11/15/36	10,125,000	10,807,425
Trenton Water System Revenue, Improvement, AGMC Insured, 5.125%, 12/01/34	2,750,000	2,905,677
Trotwood-Madison City School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.375%, 12/01/22	1,685,000	1,685,000
Union County GO, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	2,895,000	3,030,428
University of Akron General Receipts Revenue,		
NATL RE, FGIC Insured, 5.00%, 1/01/35	5,250,000	5,376,105
NATL RE, FGIC Insured, Pre-Refunded, 4.75%, 1/01/25	1,080,000	1,131,289
Series A, AGMC Insured, 5.00%, 1/01/33	5,000,000	5,576,750
Series B, AGMC Insured, 5.00%, 1/01/38	19,000,000	20,737,930
University of Akron Revenue, General Receipts,		
Refunding, Series A, AGMC Insured, 5.00%, 1/01/24	5,000,000	5,901,450
Series B, NATL RE, FGIC Insured, 5.00%, 1/01/28	1,475,000	1,517,554
University of Cincinnati General Receipts Revenue,		
AMBAC Insured, 5.00%, 6/01/31	565,000	566,136
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/31	785,000	785,000
ᵃRefunding, Series C, 4.00%, 6/01/30	7,400,000	8,216,812
ᵃRefunding, Series C, 4.00%, 6/01/31	5,000,000	5,524,250
Refunding, Series F, 5.00%, 6/01/32	5,805,000	6,850,016
Refunding, Series G, NATL Insured, 5.00%, 6/01/28	8,575,000	9,764,438
Series A, AMBAC Insured, 5.00%, 6/01/23	1,845,000	1,945,903
Series A, AMBAC Insured, 5.00%, 6/01/24	1,940,000	2,044,624
Series A, AMBAC Insured, 5.00%, 6/01/25	2,005,000	2,111,586
Series C, AGMC Insured, 5.00%, 6/01/31	8,000,000	9,090,160
University of Toledo General Receipts Revenue, Refunding, Series A, AMBAC Insured, 4.50%, 6/01/30	10,000,000	10,625,700
Van Wert City School District GO, School Improvement,		
FGIC Insured, Pre-Refunded, 5.00%, 12/01/27	3,295,000	3,295,000
FGIC Insured, Pre-Refunded, 5.00%, 12/01/30	2,500,000	2,500,000
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/27	1,510,000	1,510,000
Warren City School District GO, School Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/28	3,000,000	3,207,900
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,996,522
Wheelersburg Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	1,400,000	1,557,486
Wright State University Revenue, Series A, 5.00%, 5/01/31	10,120,000	11,909,621
Wyoming City School District GO, School Improvement, 5.00%,		
12/01/42	5,000,000	5,861,000
12/01/49	9,625,000	11,041,607
Youngstown State University General Receipts Revenue, Assured Guaranty,		
5.25%, 12/15/29	4,000,000	4,614,440
5.50%, 12/15/33	4,225,000	4,898,507
Zanesville City School District GO, School Improvement, NATL Insured, Pre-Refunded,		
4.75%, 12/01/22	5,500,000	5,555,000
4.75%, 12/01/26	3,250,000	3,282,500

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

5.05%, 12/01/29	3,500,000	3,535,000
		1,816,756,641
U.S. Territories 6.9%		
Puerto Rico 5.8%		
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, AGMC Insured,		
6.00%, 7/01/34	5,000,000	5,746,900
5.00%, 7/01/35	15,000,000	15,937,350
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, AGMC Insured, 5.50%, 7/01/29	14,000,000	17,061,660
Puerto Rico Electric Power Authority Power Revenue, Refunding, Series VV, NATL RE, FGIC Insured, 5.25%, 7/01/30	2,000,000	2,188,440
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, ETM, 6.00%, 8/01/26	9,140,000	13,628,380
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/43	50,000,000	9,618,000
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/44	47,550,000	8,661,708
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/46	100,000,000	15,899,000
Refunding, Series C, 5.00%, 8/01/40	15,185,000	16,812,832
Senior Series C, 5.25%, 8/01/40	4,000,000	4,502,760
		110,057,030
U.S. Virgin Islands 1.1%		
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien, AGMC Insured, 5.00%, 10/01/29	18,340,000	20,299,996
Total U.S. Territories		130,357,026
Total Municipal Bonds before Short Term Investments (Cost $1,779,853,091)		1,947,113,667
Short Term Investments 0.7%		
Municipal Bonds 0.7%		
Ohio 0.7%		
[b]Allen County Hospital Facilities Revenue, Catholic Healthcare Partners,		
Series A, Daily VRDN and Put, 0.18%, 10/01/31	2,700,000	2,700,000
Series B, Daily VRDN and Put, 0.18%, 10/01/31	6,710,000	6,710,000
[b]Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B,		
Sub Series B-1, Daily VRDN and Put, 0.14%, 1/01/39	2,025,000	2,025,000
Sub Series B-3, Daily VRDN and Put, 0.18%, 1/01/39	2,410,000	2,410,000
Total Short Term Investments (Cost $13,845,000)		13,845,000
Total Investments (Cost $1,793,698,091) 103.3%		1,960,958,667
Other Assets, less Liabilities (3.3)%		(62,888,995)
Net Assets 100.0%		$ 1,898,069,672

[a] Security purchased on a when-issued basis or delayed delivery basis.

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Oregon Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 96.0%				
Oregon 82.1%				
Albany Water Revenue, Refunding, NATL RE, FGIC Insured, 5.00%, 8/01/33	$	5,990,000	$	6,080,269
Astoria Hospital Facilities Authority Revenue, Columbia Memorial Hospital, Refunding, 5.00%,				
8/01/31		1,500,000		1,639,200
8/01/37		2,180,000		2,310,037
Beaverton School District GO,				
AGMC Insured, 4.125%, 6/01/26		1,315,000		1,478,691
Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31		1,280,000		1,526,336
Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36		1,000,000		1,191,300
Benton County Hospital Facilities Authority Revenue, Samaritan Health, Refunding, 5.125%, 10/01/28		1,525,000		1,527,166
Canby GO, 5.00%, 6/01/36		3,000,000		3,393,870
Chemeketa Community College District GO, 5.00%,				
6/15/25		1,500,000		1,753,200
6/15/26		2,615,000		3,047,416
Clackamas County Canby School District No. 86 GO, AGMC Insured, Pre-Refunded, 5.00%,				
6/15/23		1,000,000		1,114,230
6/15/25		1,000,000		1,114,230
Clackamas County Hospital Facility Authority Revenue,				
Gross Willamette Falls Project, Pre-Refunded, 5.375%, 4/01/22		2,125,000		2,365,444
Gross Willamette Falls Project, Pre-Refunded, 5.125%, 4/01/26		1,000,000		1,107,380
Legacy Health System, Series A, 5.50%, 7/15/35		6,525,000		7,429,300
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25		3,075,000		4,142,240
Clackamas County School District No. 12 North Clackamas GO,				
Series A, AGMC Insured, 4.75%, 6/15/31		2,250,000		2,512,418
Series B, AGMC Insured, 5.00%, 6/15/27		25,000,000		28,875,750
Clackamas County School District No. 46 Oregon Trail GO,				
5.00%, 6/15/32		6,855,000		7,948,372
Capital Appreciation, Refunding, zero cpn., 6/15/37		12,130,000		5,501,076
Capital Appreciation, Refunding, zero cpn., 6/15/38		12,495,000		5,473,060
Refunding, Series A, 5.00%, 6/15/28		2,210,000		2,604,949
Refunding, Series A, 5.00%, 6/15/29		2,655,000		3,118,829
Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36		1,000,000		1,060,540
Columbia and Washington Counties School District No. 47J Vernonia GO, 5.00%, 6/15/35		5,175,000		6,096,564
Columbia Gorge Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/15/22		1,000,000		1,114,230
Coos County School District No. 13 GO, AGMC Insured, 5.00%, 6/15/22		55,000		55,157
Deschutes and Jefferson Counties School District No. 2J Redmond GO,				
5.50%, 6/15/34		5,000,000		5,946,050
Series A, NATL RE, FGIC Insured, 5.00%, 6/15/21		1,000,000		1,066,340
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare,				
Refunding, 8.25%, 1/01/38		20,000,000		26,008,200
Series B, AMBAC Insured, 5.375%, 1/01/35		7,000,000		7,662,830
Emerald Peoples Utility District Revenue, Refunding, Series A, AGMC Insured, 5.25%, 11/01/21		1,000,000		1,038,860
Eugene Electric Utility Revenue,				
5.00%, 8/01/40		6,745,000		7,992,218
Refunding, 5.00%, 8/01/33		10,060,000		11,429,568
System, Refunding, 5.00%, 8/01/38		2,380,000		2,846,932
Eugene Water Revenue, Refunding, 5.00%, 8/01/40		4,425,000		5,205,747
Forest Grove Revenue, Campus Improvement, Pacific University Project, Refunding,				
6.00%, 5/01/30		4,000,000		4,139,200
6.375%, 5/01/39		12,000,000		12,453,600
High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30		1,010,000		1,046,562
Hillsboro GO, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/29		5,360,000		5,731,448
Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project, Radian Insured, 5.375%,				
10/01/26		2,000,000		2,002,260
10/01/31		2,000,000		2,001,800
Independence GO, City Hall Project, AGMC Insured, 5.00%,				
6/15/35		2,110,000		2,517,800
6/15/40		3,975,000		4,667,922
Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,				
12/01/27		1,000,000		1,099,640
12/01/32		1,000,000		1,080,420

12/01/37	1,475,000	1,565,845
Jackson County School District No. 549C Medford GO,		
5.00%, 6/15/33	3,225,000	3,736,227
5.00%, 6/15/34	5,000,000	5,633,350
Series B, AGMC Insured, 5.00%, 12/15/32	5,765,000	6,588,300
Keizer Special Assessment, Keizer Station Area A Local, 5.20%, 6/01/31	3,100,000	3,436,164
Klamath Falls Intercommunity Hospital Authority Revenue, Merle West Medical Center Project, Refunding,		
6.25%, 9/01/31	1,960,000	1,988,126
Assured Guaranty, 5.00%, 9/01/36	5,000,000	5,194,650
Lake Oswego GO, Refunding, Series A, 5.00%, 12/01/31	6,400,000	7,503,424
Lane County Metropolitan Wastewater Management Commission Revenue,		
5.25%, 11/01/28	5,000,000	5,822,050
NATL RE, FGIC Insured, 4.75%, 11/01/26	1,615,000	1,765,744
Lane County School District No. 19 Springfield GO, AGMC Insured, zero cpn.,		
6/15/27	5,580,000	3,077,593
6/15/28	2,000,000	1,049,480
6/15/29	1,925,000	959,728
Lebanon GO, AMBAC Insured, 5.00%,		
6/01/25	1,635,000	1,842,334
6/01/27	1,675,000	1,882,047
Linn County Community School District No. 9 GO, Lebanon, FGIC Insured, Pre-Refunded,		
5.55%, 6/15/21	1,155,000	1,187,074
5.60%, 6/15/30	9,495,000	9,761,240
Medford Hospital Facilities Authority Revenue, Asante Health System,		
Refunding, Assured Guaranty, 5.125%, 8/15/40	25,000,000	27,807,500
Series A, Assured Guaranty, 5.00%, 8/15/40	10,050,000	11,166,052
Metro GO, Series A, 5.00%,		
6/01/24	12,050,000	15,545,464
6/01/25	12,330,000	15,844,297
Multnomah County Hospital Facilities Authority Revenue,		
Adventist Health System-West, Series A, 5.125%, 9/01/40	5,500,000	6,233,150
Terwilliger Plaza, Refunding, 5.00%, 12/01/20	1,500,000	1,737,090
Terwilliger Plaza, Refunding, 5.00%, 12/01/22	750,000	863,948
Terwilliger Plaza, Refunding, 5.00%, 12/01/29	1,400,000	1,543,444
Multnomah County School District No. 3 Park Rose GO, Series A, 5.00%,		
6/30/35	2,000,000	2,349,780
6/30/36	1,500,000	1,747,365
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	7,653,015
Multnomah County School District No. 40 GO,		
Series A, 5.00%, 6/15/23	1,500,000	1,906,500
Series B, zero cpn., 6/15/24	1,640,000	1,238,594
Series B, zero cpn., 6/15/25	1,325,000	969,397
Series B, zero cpn., 6/15/26	2,585,000	1,827,492
Series B, zero cpn., 6/15/27	2,655,000	1,800,833
Series B, zero cpn., 6/15/28	2,495,000	1,630,108
Series B, zero cpn., 6/15/29	2,595,000	1,625,586
Series B, zero cpn., 6/15/30	1,885,000	1,137,993
Series B, zero cpn., 6/15/31	2,030,000	1,160,713
Series B, zero cpn., 6/15/32	2,000,000	1,098,940
Ontario Hospital Facility Authority Revenue, Trinity Health, Series E, 5.00%, 12/01/37	6,460,000	7,317,759
Oregon Coast Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/15/23	3,745,000	4,011,307
Oregon Health and Science University Revenue,		
5.00%, 7/01/22	2,910,000	3,604,122
5.00%, 7/01/23	1,000,000	1,227,880
5.00%, 7/01/26	1,500,000	1,833,180
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000	9,037,286
Series A, 5.875%, 7/01/33	2,500,000	2,981,650
Series A, 5.75%, 7/01/39	13,175,000	15,571,137
Series A, NATL Insured, 5.00%, 7/01/32	24,750,000	24,793,065
Oregon State Department of Administrative Services COP,		
AGMC Insured, 4.625%, 5/01/30	7,795,000	8,024,407
Series A, 5.25%, 5/01/39	3,800,000	4,309,010
Series A, AGMC Insured, 5.00%, 5/01/30	13,205,000	14,153,251
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/23	2,695,000	2,990,103
Series B, NATL RE, FGIC Insured, 5.00%, 11/01/30	20,100,000	21,835,032

Series C, 5.00%, 11/01/34	8,000,000	9,135,680
Oregon State Department of Administrative Services Lottery Revenue, Series A, 5.00%,		
4/01/27	17,880,000	21,284,173
4/01/28	18,225,000	21,623,051
4/01/29	1,750,000	2,069,410
Oregon State Department of Transportation Highway User Tax Revenue,		
Refunding, Series A, 5.00%, 11/15/26	15,000,000	19,289,400
Refunding, Series A, 5.00%, 11/15/27	8,540,000	10,928,553
Refunding, Series A, 5.00%, 11/15/28	8,010,000	10,200,334
senior lien, Series A, 5.00%, 11/15/29	3,085,000	3,637,863
senior lien, Series A, 4.50%, 11/15/32	21,000,000	23,044,350
senior lien, Series A, 5.00%, 11/15/33	21,530,000	25,189,885
Series A, Pre-Refunded, 5.00%, 11/15/25	1,295,000	1,413,441
Series A, Pre-Refunded, 5.00%, 11/15/28	15,000,000	16,371,900
Series A, Pre-Refunded, 5.00%, 11/15/29	3,330,000	3,634,562
Oregon State Facilities Authority Revenue,		
College Inn Student Housing Project, senior lien, Series A, XLCA Insured, 5.00%, 7/01/35	3,660,000	3,488,529
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,662,690
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	35,308,200
Limited College Project, Refunding, Series A, 5.00%, 10/01/31	2,000,000	2,235,560
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	1,000,000	1,106,870
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	3,750,000	4,181,887
Peacehealth, Refunding, Series A, 5.00%, 11/01/39	32,050,000	35,893,115
Reed College Project, Refunding, Series A, 5.00%, 7/01/29	1,500,000	1,789,155
Reed College Project, Refunding, Series A, 4.75%, 7/01/32	2,000,000	2,308,660
Reed College Project, Refunding, Series A, 5.125%, 7/01/41	10,000,000	11,680,300
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	7,500,000	8,401,875
Student Housing, CHF Ashland, Assured Guaranteed, 5.00%, 7/01/44	8,285,000	9,403,641
University of Portland Projects, Series A, 5.00%, 4/01/32	8,795,000	9,527,887
Willamette University Projects, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/35	5,210,000	5,874,014
Oregon State GO,		
Alternative Energy Project, Series B, 6.00%, 10/01/26	1,680,000	2,108,467
Elderly and Disabled Housing, Series A, 6.00%, 8/01/15	755,000	756,253
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	375,000	375,548
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	1,115,000	1,115,892
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,150,000	3,194,163
Elderly and Disabled Housing, Series B, 6.10%, 8/01/17	945,000	946,370
Elderly and Disabled Housing, Series B, 6.25%, 8/01/23	1,355,000	1,357,331
Odot Project, Series I, 5.00%, 5/01/37	3,705,000	4,435,774
Odot Project, Series K, 5.00%, 5/01/36	15,150,000	18,170,152
Oregon University System Projects, Series G, 5.00%, 8/01/36	3,300,000	3,975,477
Oregon University System, Refunding, Series A, 5.00%, 8/01/25	5,275,000	6,775,632
Oregon University System, Refunding, Series A, 5.00%, 8/01/26	3,505,000	4,480,652
Oregon University System, Refunding, Series A, 5.00%, 8/01/28	1,755,000	2,222,216
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,500,000	1,741,200
State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29	7,745,000	8,235,104
State Board of Higher Education, Series A, 5.00%, 8/01/31	1,695,000	1,857,652
State Board of Higher Education, Series A, 5.00%, 8/01/34	5,000,000	5,856,600
State Board of Higher Education, Series A, 5.00%, 8/01/36	2,715,000	2,961,549
State Board of Higher Education, Series A, 5.00%, 8/01/37	5,555,000	6,313,369
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35	6,000,000	6,719,820
State Board of Higher Education, Series B, 5.00%, 8/01/38	5,000,000	5,804,000
State Board of Higher Education, Series C, 5.00%, 8/01/37	1,115,000	1,267,220
State Property, Series J, 5.00%, 5/01/36	8,500,000	10,194,475
Veterans' Welfare, Series 92B, 4.625%, 12/01/38	5,330,000	5,678,635
Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, PeaceHealth, AMBAC Insured, 5.00%, 11/15/26	5,500,000	5,508,855
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,		
Refunding, Series G, 5.35%, 7/01/30	4,595,000	4,949,183
Series C, 4.75%, 7/01/42	4,565,000	4,598,416
Philomath School District No. 17J Benton and Polk Counties GO, Series B, zero cpn., 6/15/31	1,000,000	575,970
Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38	23,000,000	26,208,270
Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35	5,000,000	5,654,950
Portland GO, Limited Tax,		
Refunding, Series A, 5.00%, 6/01/28	7,840,000	9,592,554

Refunding, Series A, 5.00%, 6/01/29	8,330,000	10,148,689
Refunding, Series A, 5.00%, 6/01/30	8,750,000	10,615,062
Series B, zero cpn., 6/01/21	1,000,000	839,610
Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, NATL Insured, 6.00%, 7/01/33	2,000,000	2,003,280
Portland River District Urban Renewal and Redevelopment Tax Allocation,		
Refunding, Series B, 5.00%, 6/15/18	1,000,000	1,169,950
Refunding, Series B, 5.00%, 6/15/22	1,035,000	1,265,929
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/15/21	3,000,000	3,075,420
Series B, 5.00%, 6/15/20	2,750,000	3,306,847
Series C, 5.00%, 6/15/26	1,895,000	2,251,980
Series C, 5.00%, 6/15/28	1,000,000	1,177,360
Series C, 5.00%, 6/15/29	850,000	996,115
Series C, 5.00%, 6/15/30	1,000,000	1,166,470
Series C, 5.00%, 6/15/31	750,000	870,803
Portland Sewer System Revenue,		
first lien, Series A, AGMC Insured, 5.00%, 10/01/24	6,235,000	6,704,184
second lien, Refunding, Series A, AGMC Insured, 5.00%, 6/01/23	2,500,000	2,549,525
second lien, Series A, 5.00%, 3/01/34	25,270,000	30,204,220
second lien, Series B, NATL Insured, 5.00%, 6/15/28	5,105,000	5,668,337
Portland Urban Renewal and Redevelopment Tax Allocation,		
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/24	1,295,000	1,359,841
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/25	2,385,000	2,501,460
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	1,123,870
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,119,150
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	1,114,440
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,852,750
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,335,681
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	1,108,600
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	2,030,616
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,812,785
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	5,330,367
Portland Water System Revenue,		
NATL Insured, 4.50%, 10/01/27	1,000,000	1,083,850
NATL Insured, 4.50%, 10/01/28	3,895,000	4,205,237
second lien, Series A, NATL Insured, 4.375%, 10/01/25	3,415,000	3,688,371
Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,112,081
Redmond GO,		
Series C, NATL Insured, Pre-Refunded, 5.00%, 6/01/33	1,260,000	1,289,030
Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	1,105,330
Salem Hospital Facility Authority Revenue,		
Salem Hospital Project, Series A, 5.00%, 8/15/27	11,000,000	11,948,090
Salem Hospital Project, Series A, 5.00%, 8/15/36	9,000,000	9,537,300
Series A, 5.75%, 8/15/23	10,000,000	11,616,600
Salem-Keizer School District No. 24J GO, Series B, zero cpn., 6/15/30	8,500,000	5,131,535
Sherwood GO, Refunding, AGMC Insured, 5.00%, 6/01/36	4,240,000	4,916,110
Southwestern Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/01/28	1,100,000	1,174,525
Tigard Water System Revenue,		
5.00%, 8/01/37	3,500,000	4,173,505
5.00%, 8/01/42	18,580,000	21,982,184
Refunding, 5.00%, 8/01/25	1,365,000	1,725,647
Refunding, 5.00%, 8/01/28	3,180,000	3,963,202
Refunding, 5.00%, 8/01/31	2,500,000	3,071,675
Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO, AGMC Insured, Pre-Refunded, 5.00%, 6/15/25	1,560,000	1,738,199
Tri-County Metropolitan Transportation District Revenue, senior lien, Series A, 5.00%,		
9/01/28	4,045,000	5,130,273
9/01/29	4,255,000	5,370,789
9/01/30	4,475,000	5,621,450
9/01/31	4,700,000	5,875,893
9/01/32	4,945,000	6,152,668
9/01/37	14,000,000	16,981,300
Washington Clackamas and Yamhill Counties School District No. 88J GO,		
Series A, NATL Insured, zero cpn., 6/15/26	6,850,000	3,979,165
Series A, NATL Insured, zero cpn., 6/15/27	7,090,000	3,917,083
Series A, NATL Insured, zero cpn., 6/15/29	3,110,000	1,554,689
Series A, NATL Insured, zero cpn., 6/15/30	3,260,000	1,550,391

Sherwood, Series A, NATL Insured, zero cpn., 6/15/28	2,960,000	1,555,746
Sherwood, Series A, NATL Insured, zero cpn., 12/15/31	3,515,000	1,547,830
Sherwood, Series B, NATL Insured, 4.50%, 12/15/31	2,900,000	3,193,828
Washington County GO, Refunding, 4.375%, 6/01/26	1,000,000	1,104,040
Washington County School District No. 15 Forest Grove GO, Series B, zero cpn.,		
6/15/29	2,545,000	1,568,509
6/15/30	2,490,000	1,474,952
6/15/31	3,140,000	1,785,561
Yamhill County McMinnville School District No. 40 GO, AGMC Insured, 5.00%, 6/15/28	4,000,000	4,533,640
		1,242,468,830
U.S. Territories 13.9%		
Guam 0.3%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%,		
12/01/24	840,000	956,508
12/01/29	3,250,000	3,692,130
		4,648,638
Puerto Rico 13.6%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.625%, 5/15/43	10,000,000	10,003,000
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 5.50%, 7/01/32	15,000,000	16,191,150
Refunding, Series A, 5.75%, 7/01/41	15,000,000	16,089,300
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	4,500,000	4,896,225
Series A, 5.00%, 7/01/29	10,000,000	10,224,200
Series A, 5.125%, 7/01/31	9,885,000	9,891,030
Series A, 5.375%, 7/01/33	10,000,000	10,522,200
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%, 7/01/36	13,000,000	15,328,820
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	10,000,000	10,609,000
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	6,250,000	6,343,625
Puerto Rico Electric Power Authority Power Revenue,		
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	10,000,000	11,170,500
Series WW, 5.25%, 7/01/33	9,690,000	10,063,647
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/25	15,000,000	17,567,700
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	10,000,000	10,717,100
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	20,000,000	20,960,000
first sub., Series A, 5.375%, 8/01/39	9,000,000	9,798,030
first sub., Series A, 6.50%, 8/01/44	10,000,000	11,779,900
Senior Series C, 5.25%, 8/01/40	2,860,000	3,219,473
		205,374,900
Total U.S. Territories		210,023,538
Total Municipal Bonds before Short Term Investments (Cost $1,311,790,731)		1,452,492,368
Short Term Investments 2.9%		
Municipal Bonds 2.9%		
Oregon 2.9%		
[a]Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project, Daily VRDN and Put, 0.19%, 8/15/37	30,555,000	30,555,000
[a]Oregon State GO, Veterans Welfare, Series 88D, Daily VRDN and Put, 0.18%, 12/01/41	8,700,000	8,700,000
[a]Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, Peacehealth, Daily VRDN and Put, 0.17%, 12/01/15	4,400,000	4,400,000
Total Short Term Investments (Cost $43,655,000)		43,655,000
Total Investments (Cost $1,355,445,731) 98.9%		1,496,147,368
Other Assets, less Liabilities 1.1%		15,997,456
Net Assets 100.0%		$ 1,512,144,824

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
EDR	-	Economic Development Revenue
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
MFR	-	Multi-Family Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
SFM	-	Single Family Mortgage
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Pennsylvania Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 94.8%				
Pennsylvania 82.9%				
Allegheny County GO,				
Series C-60, AGMC Insured, 5.00%, 11/01/27	$	3,000,000	$	3,358,860
Series C-61, Assured Guaranty, 5.00%, 12/01/33		5,000,000		5,585,100
Series C-65, 5.375%, 5/01/31		5,000,000		5,941,750
Series C-70, 5.00%, 12/01/37		5,000,000		5,727,450
Allegheny County Higher Education Building Authority College Revenue, Carnegie Mellon University, Refunding, Series A, 5.00%, 3/01/24		5,000,000		6,245,100
Allegheny County Higher Education Building Authority University Revenue, Duquesne University,				
5.00%, 3/01/28		3,000,000		3,302,490
5.00%, 3/01/33		1,300,000		1,411,332
Series A, 5.50%, 3/01/31		3,000,000		3,522,210
Series A, XLCA Insured, 5.00%, 3/01/29		5,000,000		5,334,950
Series A, XLCA Insured, 5.00%, 3/01/33		5,630,000		5,973,036
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, 5.625%, 8/15/39		12,000,000		13,818,480
Allegheny County Residential Finance Authority Mortgage Revenue, SFM, Refunding, Series DD-1, GNMA Secured, 5.35%, 11/01/19		245,000		245,238
Allegheny County Sanitary Authority Sewer Revenue,				
AGMC Insured, 5.00%, 6/01/40		5,000,000		5,759,350
NATL RE, FGIC Insured, 5.00%, 12/01/37		6,745,000		7,298,764
Refunding, Series A, NATL Insured, 5.00%, 12/01/30		7,000,000		7,750,330
Allegheny Valley School District GO, NATL Insured, 5.00%, 11/01/28		1,550,000		1,633,204
Allentown Parking Authority Parking Revenue, AGMC Insured, 5.00%, 11/15/35		2,430,000		2,574,391
Berks County Municipal Authority, Reading Hospital Medical Center, Series A, 5.00%, 11/01/44		25,000,000		28,455,250
Bethel Park School District GO, 5.10%, 8/01/33		3,600,000		4,329,396
Bethlehem Area School District GO, AGMC Insured, 5.25%, 1/15/26		6,605,000		7,786,172
Bethlehem GO, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32		5,000,000		6,072,900
Blair County Hospital Authority Revenue, Altoona Regional Heath System, 6.00%, 11/15/39		6,890,000		7,485,778
Bucks County IDAR, George School Project, 5.00%, 9/15/41		5,000,000		5,716,700
Bucks County Water and Sewer Authority Sewer System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/35		2,500,000		2,879,675
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%, 12/01/41		10,000,000		11,634,000
Butler Area School District GO, AGMC Insured, Pre-Refunded, 5.00%, 4/01/31		4,000,000		4,247,320
Butler County Hospital Authority Hospital Revenue, Butler Health System Project, 7.25%, 7/01/39		4,500,000		5,563,350
Catasauqua Area School District GO, Refunding, AGMC Insured, 5.00%, 2/15/36		6,000,000		6,442,260
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37		5,855,000		7,002,990
Central Bradford Progress Authority Revenue, Guthrie Healthcare System, Refunding, 5.375%, 12/01/41		3,000,000		3,511,320
Centre County Hospital Authority Hospital Revenue, Mount Nittany Medical Center Project,				
Assured Guaranty, Pre-Refunded, 5.875%, 11/15/29		1,000,000		1,107,380
Assured Guaranty, Pre-Refunded, 6.125%, 11/15/39		3,200,000		3,559,136
Assured Guaranty, Pre-Refunded, 6.25%, 11/15/44		2,500,000		2,786,625
Series B, 5.00%, 11/15/41		10,000,000		11,250,400
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/32		5,000,000		5,811,800
Connellsville Area School District GO, Series B, AGMC Insured, Pre-Refunded, 5.00%, 11/15/37		1,000,000		1,044,970
Cumberland County Municipal Authority College Revenue, Dickinson College Project, Assn. of Independent Colleges and Universities of Pennsylvania Financing Program,				
Series GG1, NATL Insured, 5.00%, 5/01/34		3,500,000		3,818,500
Series HH1, 5.00%, 11/01/39		1,200,000		1,336,776
Cumberland County Municipal Authority Revenue, Dickinson College Project, 5.00%,				
11/01/37		2,000,000		2,298,000
11/01/42		4,500,000		5,149,980
Dauphin County General Authority Health System Revenue, Pinnacle Health System Project,				
Refunding, Series A, 6.00%, 6/01/36		10,000,000		11,546,600
Series A, 5.00%, 6/01/42		10,000,000		11,057,600
Dauphin County General Authority Hospital Revenue, HAPSCO Group Inc., The Western Pennsylvania Hospital Project, Series B, NATL Insured, ETM, 6.25%, 7/01/16		2,790,000		3,093,413
Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39		7,500,000		8,665,575
Delaware County Authority Hospital Revenue, Crozer-Keystone Obligated Group, Series A, 5.00%, 12/15/31		5,000,000		5,096,600
Delaware County Authority Revenue,				
Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29		1,140,000		1,141,368
Haverford College, 5.00%, 11/15/40		3,000,000		3,427,680
Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26		10,800,000		12,081,096

Delaware County Authority University Revenue, Neumann University,		
5.00%, 10/01/25	1,250,000	1,378,175
5.25%, 10/01/31	1,250,000	1,381,388
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,733,200
Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%, 11/01/35	6,000,000	6,349,620
Erie Higher Education Building Authority College Revenue, Mercyhurst College Project, 5.50%, 3/15/38	2,000,000	2,175,840
Erie Parking Authority Parking Facilities Revenue, Guaranteed, Refunding, AGMC Insured, 5.125%, 9/01/32	4,250,000	4,901,100
Erie Water Authority Revenue, AGMC Insured, 5.00%, 12/01/43	7,000,000	7,766,290
Falls Township Authority Water and Sewer Revenue, Guaranteed, 5.00%, 12/01/41	2,210,000	2,533,478
Franklin County IDAR, Chambersburg Hospital Project, 5.375%, 7/01/42	10,000,000	11,202,200
General Authority of Southcentral Pennsylvania Revenue, WellSpan Health Obligated Group, Refunding, Series A, 6.00%, 6/01/25	10,000,000	11,869,300
General Authority of Southcentral Revenue, Assn. of Independent Colleges and Universities, York College of Pennsylvania Project, 5.75%, 11/01/41	9,500,000	11,104,835
Johnstown RDA Sewer Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	1,825,000	1,970,507
Lackawanna County GO, Series B, AGMC Insured, 5.00%,		
9/01/30	8,100,000	8,842,446
9/01/35	7,500,000	8,066,850
Lancaster County Hospital Authority Revenue, Health Center, Willow Valley Retirement Communities Project, 5.875%, 6/01/21	815,000	817,836
Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured, 5.00%,		
12/01/32	1,700,000	1,873,009
12/01/35	2,500,000	2,728,850
Latrobe IDAR, St. Vincent College Project, 5.70%, 5/01/31	1,410,000	1,418,897
Lehigh County General Purpose Authority Revenue, Muhlenberg College Project, 5.25%, 2/01/34	1,500,000	1,698,255
Lehigh County General Purpose Hospital Revenue, Lehigh Valley Health Network, Series B, AGMC Insured, 5.00%, 7/01/35	11,250,000	12,363,975
Luzerne County IDA Water Facility Revenue, Pennsylvania American Water Co. Water Facilities, Refunding, 5.50%, 12/01/39	10,000,000	11,396,600
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding, Series A, 5.75%, 7/01/39	25,000,000	27,841,750
Lycoming County Water and Sewer Authority Sewer Revenue, AGMC Insured, 5.00%, 11/15/35	5,835,000	6,534,383
Marple Newtown School District GO, AGMC Insured, 5.00%, 6/01/31	11,225,000	12,983,621
McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39	5,000,000	5,712,200
Monroe County Hospital Authority Hospital Revenue, Pocono Medical Center,		
5.00%, 1/01/27	1,000,000	1,067,800
5.125%, 1/01/37	2,000,000	2,118,400
5.25%, 1/01/43	2,000,000	2,101,460
Series A, 5.00%, 1/01/41	2,000,000	2,169,880
Montgomery County GO, 5.00%, 9/15/22	645,000	646,935
Montgomery County Higher Education and Health Authority Revenue,		
Abington Memorial Hospital Obligated Group, 5.00%, 6/01/31	5,000,000	5,784,700
Arcadia University, 5.625%, 4/01/40	5,750,000	6,372,322
Montgomery County IDA Health Facilities Revenue, Jefferson Health System, Series A, 5.00%, 10/01/41	5,000,000	5,625,800
Montgomery County IDAR, FHA Insured, 5.375%, 8/01/38	5,000,000	5,911,700
Montour School District GO, AGMC Insured, 5.00%,		
4/01/32	5,000,000	5,498,150
4/01/37	12,500,000	13,595,750
Norristown Area School District GO, FGIC Insured, Pre-Refunded, 5.00%, 9/01/27	5,000,000	5,056,650
North Pennsylvania Water Authority Revenue, Refunding, 5.00%, 11/01/32	6,160,000	7,355,410
Northampton Borough Municipal Authority Water Revenue, NATL Insured,		
5.00%, 5/15/34	445,000	458,501
Pre-Refunded, 5.00%, 5/15/34	1,955,000	2,085,574
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project,		
Series A, 5.50%, 8/15/35	10,000,000	10,835,900
Series B, 5.50%, 8/15/33	2,200,000	2,380,224
Northampton County General Purpose Authority Revenue,		
Higher Education, Lehigh University, 5.00%, 11/15/39	20,000,000	22,540,000
Lafayette College, Refunding, 5.00%, 11/01/34	20,000,000	22,681,800
Northeastern Hospital and Education Authority Revenue, Wilkes University Project, Series A, 5.25%, 3/01/42	2,400,000	2,610,336
Northeastern York School District GO, Series B, NATL RE, FGIC Insured, 5.00%,		
4/01/30	1,000,000	1,100,490
4/01/31	2,000,000	2,195,820
Norwin School District GO, AGMC Insured,		
5.00%, 4/01/37	10,000,000	10,792,000
Pre-Refunded, 5.00%, 4/01/35	3,000,000	3,445,290

Owen J. Roberts School District GO, AGMC Insured, 5.00%, 9/01/36	2,710,000	3,016,013
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, Allegheny Energy Supply Co., LLC Project, 7.00%, 7/15/39	10,000,000	12,115,000
Pennsylvania Economic Development Financing Authority Revenue, Lincoln University, Series A, NATL RE, FGIC Insured, 5.00%, 6/01/33	3,325,000	3,413,279
Pennsylvania HFA, SFMR, Refunding, Series 105C,		
4.875%, 10/01/34	25,000,000	26,597,750
5.00%, 10/01/39	3,250,000	3,437,233
Pennsylvania State Economic Development Financing Authority Revenue, Unemployment Compensation, Refunding, Series A, 5.00%, 7/01/19	10,000,000	12,552,600
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	25,000,000	28,490,250
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania, American Water Co. Project, 6.20%, 4/01/39	12,000,000	14,333,160
Pennsylvania State GO,		
First Series, 5.00%, 11/15/25	5,000,000	6,306,900
First Series, 5.00%, 11/15/26	12,545,000	15,729,925
First Series, 5.00%, 6/01/28	10,000,000	12,492,900
First Series, 5.00%, 11/15/29	15,000,000	18,599,250
Second Series, 5.00%, 4/15/23	10,000,000	12,375,700
Second Series A, 5.00%, 8/01/25	5,000,000	5,935,050
Pennsylvania State Higher Educational Facilities Authority Revenue,		
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	1,800,000	1,926,756
AICUP Financing Program, St. Francis University Project, Series JJ2, 6.25%, 11/01/41	3,840,000	4,419,686
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,593,000
Drexel University, Series A, NATL Insured, 5.00%, 5/01/37	25,525,000	27,922,308
Edinboro University Foundation, Student Housing Project, 6.00%, 7/01/43	3,500,000	3,997,490
Foundation for Indiana University, Student Housing Project, Refunding, Series B, 5.00%, 7/01/41	1,250,000	1,369,388
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,673,425
Philadelphia University, Refunding, 5.00%, 6/01/30	2,295,000	2,408,625
[a]Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania, 5.00%, 10/01/35	1,400,000	1,540,210
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania, 6.25%, 10/01/43	7,000,000	8,217,510
[a]Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania, 5.00%, 10/01/44	2,000,000	2,177,980
St. Joseph's University, Series A, 5.00%, 11/01/40	15,000,000	16,861,200
State System of Higher Education, Series AF, NATL Insured, 5.00%, 6/15/37	7,000,000	7,678,650
Temple University, First Series, 5.00%, 4/01/42	10,000,000	11,589,100
Temple University, Refunding, NATL Insured, 5.00%, 4/01/28	5,000,000	5,554,650
Temple University, Refunding, NATL Insured, 5.00%, 4/01/33	10,000,000	10,972,900
The Trustees of the University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38	5,000,000	5,416,900
The Trustees of the University of Pennsylvania, Series A, 5.00%, 9/01/41	24,580,000	28,829,145
Thomas Jefferson University, 5.00%, 3/01/40	16,980,000	19,162,439
Thomas Jefferson University, 5.00%, 3/01/42	1,080,000	1,248,361
University of Pennsylvania Health System, 5.75%, 8/15/41	3,950,000	4,745,530
University of Pennsylvania Health System, 5.00%, 8/15/42	3,600,000	4,104,072
University of Pennsylvania Health System, Refunding, Series B, 6.00%, 8/15/26	5,000,000	6,242,100
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	14,685,840
University of the Sciences in Philadelphia, 5.00%, 11/01/42	5,000,000	5,676,900
University of the Sciences in Philadelphia, Assured Guaranty, 5.00%, 11/01/32	5,000,000	5,652,900
University of the Sciences in Philadelphia, Refunding, Series A, XLCA Insured, 5.00%, 11/01/36	8,315,000	8,721,603
Widener University, 5.00%, 7/15/31	500,000	524,920
Widener University, 5.00%, 7/15/39	5,750,000	6,024,735
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue, University Properties Inc., 5.00%, 7/01/42	5,500,000	5,815,590
Pennsylvania State Public School Building Authority Community College Revenue, Community College of Philadelphia Project, 6.00%, 6/15/28	5,000,000	5,803,500
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	5,000,000	5,330,500
Pennsylvania State Public School Building Authority Revenue,		
Career Institute of Technology, NATL RE, FGIC Insured, 5.00%, 11/15/28	1,000,000	1,058,670
Central Montgomery County Area, NATL RE, FGIC Insured, 5.00%, 5/15/24	2,500,000	2,597,875
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, NATL Insured, 5.00%, 12/01/24	1,655,000	1,718,635

Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,233,900
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	5,000,000	6,205,200
Series A, 5.00%, 12/01/42	10,000,000	11,687,000
Series A, AMBAC Insured, 5.00%, 12/01/34	5,000,000	5,383,600
Series A, Assured Guaranty, 5.00%, 6/01/39	20,000,000	22,280,200
Series C, Sub Series C-1, 5.00%, 12/01/40	3,000,000	3,342,210
Series D, 5.125%, 12/01/40	16,860,000	18,811,039
Special, Motor License Fund Enhanced Turnpike, Series A, 5.50%, 12/01/41	5,000,000	6,011,950
Pennsylvania State University Revenue, 5.00%,		
3/01/28	5,980,000	7,050,839
9/01/35	1,000,000	1,093,830
3/01/40	1,500,000	1,710,585
Philadelphia Airport Revenue, Series A, AGMC Insured, 5.00%, 6/15/40	5,000,000	5,749,250
Philadelphia Authority for IDR,		
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/23	6,205,000	6,697,367
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/25	5,690,000	6,119,254
International Apartments at Temple University, Series A, 5.625%, 6/15/42	4,000,000	4,335,040
Philadelphia Corp. for Aging Project, Series B, AMBAC Insured, 5.25%, 7/01/31	2,000,000	2,011,380
Philadelphia Gas Works Revenue,		
Ninth Series, 5.25%, 8/01/40	5,720,000	6,191,099
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	660,000	790,720
Philadelphia GO,		
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	5,000,000	5,691,500
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	5,000,000	5,742,200
Series B, Assured Guaranty, 7.125%, 7/15/38	10,000,000	11,685,200
Philadelphia Hospitals and Higher Education Facilities Authority Revenue,		
Children's Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	5,000,000	5,714,250
Temple University Health System, Refunding, Series A, 5.50%, 7/01/30	5,000,000	5,319,000
Temple University Health System, Refunding, Series A, 5.00%, 7/01/34	4,000,000	4,138,480
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%, 12/01/21	5,000,000	5,059,200
Philadelphia Municipal Authority Revenue, Lease, 6.50%,		
4/01/34	3,250,000	3,796,488
4/01/39	2,500,000	2,813,225
Philadelphia RDAR, Neighborhood Transformation Initiative,		
Refunding, 5.00%, 4/15/26	3,000,000	3,570,030
Series C, NATL RE, FGIC Insured, 5.00%, 4/15/31	13,565,000	14,260,884
Philadelphia School District GO,		
Series D, FGIC Insured, Pre-Refunded, 5.125%, 6/01/34	5,000,000	5,355,800
Series E, 6.00%, 9/01/38	5,000,000	5,802,300
Philadelphia Water and Wastewater Revenue,		
Series A, 5.25%, 1/01/36	3,000,000	3,411,330
Series A, 5.00%, 1/01/41	15,000,000	17,113,200
Series A, AGMC Insured, 5.00%, 7/01/29	11,645,000	12,694,214
Series C, AGMC Insured, 5.00%, 8/01/35	7,000,000	8,153,880
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	17,430,970
Pittsburgh Urban RDA Mortgage Revenue, Series C, GNMA Secured, 5.70%, 4/01/30	430,000	430,464
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	310,000	334,623
Reading GO, AGMC Insured, 6.00%, 11/01/28	2,000,000	2,327,140
Scranton School District GO,		
Series A, AGMC Insured, 5.00%, 7/15/38	5,430,000	5,916,691
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,448,150
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, XLCA Insured, 5.00%, 11/01/37	8,125,000	8,888,100
Snyder County Higher Education Authority University Revenue, Susquehanna University Project, 5.00%, 1/01/38	4,000,000	4,334,960
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series B, Assured Guaranty, 5.375%, 7/01/35	10,000,000	11,301,400
Southmoreland School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/27	5,025,000	5,556,243
State Public School Building Authority College Revenue, Delaware County Community College Project, AGMC Insured, 5.00%, 10/01/32	1,000,000	1,118,540
State Public School Building Authority Lease Revenue, The School District of Philadelphia Project, 5.00%,		
4/01/29	3,835,000	4,464,707
4/01/31	2,500,000	2,888,475
4/01/32	2,000,000	2,305,520
State Public School Building Authority School Lease Revenue, The School District of Philadelphia Project, AGMC Insured, Pre-Refunded, 5.00%, 6/01/33	15,000,000	15,349,350

Franklin Tax-Free Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

State Public School Building Authority School Revenue, The School District of the City of Harrisburg Project, Series A,		
Assured Guaranty, 5.00%, 11/15/33	5,000,000	5,517,200
Susquehanna Area Regional Airport Authority Airport System Revenue,		
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/28	2,000,000	2,000,060
Series A, 6.50%, 1/01/38	4,000,000	4,278,640
Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University, Series A, 5.00%,		
4/01/37	2,000,000	2,365,940
4/01/42	6,255,000	7,371,330
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project,		
Refunding, Series C, 5.00%, 9/15/35	5,000,000	5,846,000
Series B, 5.00%, 9/15/31	10,000,000	11,774,300
Washington County IDA College Revenue, Washington Jefferson College, Refunding,		
5.25%, 11/01/30	7,525,000	8,706,575
5.00%, 11/01/36	8,470,000	9,391,367
West Mifflin Area School District GO, AGMC Insured, 5.125%, 4/01/31	1,000,000	1,162,560
Whitehall-Coplay School District GO, Series A, AGMC Insured, 5.375%, 11/15/34	6,000,000	6,908,940
Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%, 3/01/37	4,500,000	4,657,590
Wyoming Area School District GO, Refunding, Series A, NATL Insured, 5.00%, 9/01/26	5,005,000	5,434,079
		1,424,151,803
U.S. Territories 11.9%		
Puerto Rico 11.3%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	2,100,000	2,219,742
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 5.75%, 7/01/41	7,730,000	8,291,353
Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	5,474,300
Series A, 5.00%, 7/01/29	4,000,000	4,089,680
Series A, 5.00%, 7/01/33	7,800,000	7,812,324
Series A, 5.25%, 7/01/37	10,000,000	10,231,800
Series A, Pre-Refunded, 5.00%, 7/01/33	7,000,000	7,191,660
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B, 5.00%, 7/01/37	7,010,000	7,039,302
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series A, 5.00%, 7/01/42	8,500,000	8,681,305
Series TT, 5.00%, 7/01/32	5,100,000	5,225,307
Series XX, 5.25%, 7/01/40	16,020,000	16,575,413
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, 5.00%, 7/01/36	5,950,000	5,965,827
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	10,000,000	10,717,100
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Series A, 5.375%, 8/01/39	20,000,000	21,773,400
first sub., Series A, 6.00%, 8/01/42	34,000,000	38,552,600
first sub., Series A-1, 5.25%, 8/01/43	10,000,000	10,777,400
first sub., Series C, 5.50%, 8/01/40	15,000,000	16,522,350
Refunding, Series C, 5.00%, 8/01/46	6,250,000	6,837,125
		193,977,988
U.S. Virgin Islands 0.6%		
Virgin Islands PFAR,		
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	5,206,600
senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	6,163,025
		11,369,625
Total U.S. Territories		205,347,613
Total Municipal Bonds before Short Term Investments (Cost $1,478,366,021)		1,629,499,416
Short Term Investments 4.3%		
Municipal Bonds 4.3%		
Pennsylvania 4.3%		
[a] Geisinger Authority Health System Revenue, Geisinger Health System,		
Daily VRDN and Put, 0.12%, 11/15/32	11,350,000	11,350,000
Refunding, Series A, Daily VRDN and Put, 0.12%, 5/15/35	24,950,000	24,950,000
Series B, Daily VRDN and Put, 0.17%, 6/01/41	25,695,000	25,695,000
Series C, Daily VRDN and Put, 0.13%, 8/01/28	11,800,000	11,800,000
Total Short Term Investments (Cost $73,795,000)		73,795,000

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited)

Franklin Virginia Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 97.6%				
Virginia 79.6%				
Arlington County GO, Refunding, Series A, 5.00%, 8/01/24	$	10,000,000	$	13,040,900
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21		1,245,000		1,525,262
Capital Region Airport Commission Airport Revenue, AGMC Insured, 5.00%,				
7/01/31		2,000,000		2,255,200
7/01/38		5,895,000		6,524,409
Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34		1,000,000		1,009,560
Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37		2,500,000		2,609,000
Chesterfield County EDA, PCR, Virginia Electric and Power Company Project, Refunding, Series A, 5.00%, 5/01/23		5,000,000		5,900,850
Chesterfield County EDA Revenue, Bon Secours Health System Inc.,				
Series C-1, AGMC Insured, 5.00%, 11/01/42		2,250,000		2,486,160
Series C-2, Assured Guaranty, 5.00%, 11/01/42		8,000,000		8,839,680
Dinwiddie County IDA Lease Revenue, Series B, NATL Insured, Pre-Refunded, 5.00%, 2/15/30		1,410,000		1,488,777
Fairfax County EDA Revenue, National Wildlife Federation Project, NATL Insured, 5.375%, 9/01/29		8,000,000		8,018,000
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, 5.00%,				
4/01/36		10,000,000		11,648,400
4/01/37		3,520,000		4,087,459
Fairfax County GO,				
Refunding, Series B, 5.00%, 4/01/24		10,000,000		13,520,300
Series A, 4.00%, 4/01/30		10,880,000		12,174,067
Fairfax County IDAR, Health Care, Inova Health System Project,				
Refunding, Series C, 5.00%, 5/15/25		3,500,000		4,108,755
Series A, 5.50%, 5/15/35		10,000,000		11,684,500
Series A, 5.00%, 5/15/40		10,765,000		12,457,043
Front Royal and Warren County IDA Lease Revenue, Series B, AGMC Insured, Pre-Refunded, 5.00%,				
4/01/29		3,220,000		3,416,903
4/01/29		1,895,000		2,012,168
4/01/35		6,000,000		6,370,980
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured, 5.00%, 6/15/30		6,000,000		6,360,660
Hampton Convention Center Revenue, AMBAC Insured, Pre-Refunded,				
5.25%, 1/15/23		3,000,000		3,016,830
5.125%, 1/15/28		2,605,000		2,619,249
5.00%, 1/15/35		7,600,000		7,640,508
Hampton Roads Sanitation District Wastewater Revenue,				
5.00%, 4/01/33		10,000,000		11,474,500
5.00%, 11/01/34		3,000,000		3,518,580
Refunding, 5.00%, 4/01/38		16,000,000		18,126,240
Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%,				
8/15/42		8,095,000		8,610,166
8/15/46		15,000,000		15,895,500
Henrico County GO, Public Improvement, Refunding, 5.00%, 8/01/25		3,420,000		4,686,118
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42		4,850,000		5,569,255
Isle Wight County GO, Public Improvement, Refunding, 5.00%,				
7/01/37		3,000,000		3,629,220
7/01/43		6,000,000		7,224,480
King George County IDA Lease Revenue, AGMC Insured, Pre-Refunded, 5.00%, 3/01/32		3,595,000		3,803,294
Lexington IDA Educational Facilities Revenue, VMI Development Board Inc. Project, Series C, 5.00%, 12/01/36		5,000,000		5,770,350
Loudoun County Sanitation Authority Water and Sewer Revenue,				
5.00%, 1/01/33		4,045,000		4,271,439
Pre-Refunded, 5.00%, 1/01/33		11,015,000		12,066,822
Manassas Park GO, Series A, Assured Guaranty, 5.00%, 4/01/29		5,545,000		6,152,621
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28		1,000,000		1,046,200
Montgomery County EDA Revenue, Virginia Tech Foundation, Refunding, Series A, 4.25%, 6/01/36		5,000,000		5,477,100
Montgomery County IDA Public Facilities Lease Revenue, Public Projects, 5.00%, 2/01/29		6,500,000		7,324,850
Newport News EDA, EDR,				
Refunding, Series A, 5.00%, 7/01/26		1,045,000		1,317,902
Refunding, Series A, 5.00%, 7/01/27		1,030,000		1,292,856
Refunding, Series A, 5.00%, 7/01/28		1,225,000		1,530,380
Refunding, Series A, 5.00%, 7/01/29		2,790,000		3,469,114
Refunding, Series A, 5.00%, 7/01/30		1,500,000		1,856,340
Series A, Pre-Refunded, 5.00%, 1/15/31		5,870,000		6,686,341

Norfolk GO, Capital Improvement, Refunding, Series C, 5.00%, 10/01/42	5,000,000	5,884,450
Northwestern Regional Jail Authority Jail Facilities Revenue, NATL Insured, 5.00%, 7/01/33	2,600,000	2,828,046
Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, 5.25%, 3/01/39	6,435,000	7,151,602
Pittsylvania County School GO, Series B, 5.75%, 2/01/30	5,800,000	6,986,506
Portsmouth GO, Public Utility, Refunding, Series A, 5.00%, 7/15/41	10,000,000	11,972,700
Prince William County GO, Public Improvement, Refunding, Series A, 5.00%,		
8/01/26	1,190,000	1,633,561
8/01/27	1,025,000	1,421,819
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life Sciences Lab LLC Project, Series AA, 5.125%, 9/01/41	3,200,000	3,611,552
Prince William County Service Authority Water and Sewer System Revenue, Refunding, 5.00%, 7/01/32	1,750,000	1,917,930
Richmond City GO, Public Improvement, Series A, 5.00%, 3/01/32	4,000,000	4,894,160
Richmond Public Utility Revenue,		
AGMC Insured, 5.00%, 1/15/35	3,500,000	3,650,815
Refunding, 5.00%, 1/15/35	11,495,000	13,433,172
Riverside Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%,		
7/01/28	7,000,000	7,748,370
7/01/32	22,000,000	24,112,660
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, 5.125%, 10/15/37	10,000,000	11,294,500
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33	10,615,000	11,867,888
Roanoke IDA Hospital Revenue, Carilion Health System, Series B,		
AGMC Insured, 5.00%, 7/01/38	3,950,000	4,360,365
Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	50,000	64,550
Smyth County GO, Public Improvement, Series A, 5.00%, 11/01/31	4,145,000	4,916,716
Stafford County and Staunton IDAR, Virginia Municipal League Assn. of Counties Finance Program,		
Series A, NATL Insured, 5.25%, 8/01/31	3,890,000	4,107,840
Series A, NATL Insured, Pre-Refunded, 5.25%, 8/01/31	1,110,000	1,297,657
Series C, NATL Insured, 5.00%, 8/01/35	7,735,000	8,126,778
XLCA Insured, 5.00%, 8/01/37	3,985,000	4,190,905
Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligated Group, 5.25%, 6/15/37	5,000,000	5,242,250
Suffolk GO, Refunding, 5.00%,		
6/01/24	2,000,000	2,494,600
6/01/25	1,500,000	1,865,610
6/01/28	1,000,000	1,227,900
2/01/41	10,000,000	11,745,100
6/01/42	12,560,000	14,821,930
University of Virginia Revenue,		
General, 5.00%, 6/01/37	8,935,000	9,441,883
General, Refunding, 5.00%, 9/01/31	1,275,000	1,592,998
General, Refunding, 5.00%, 6/01/40	17,750,000	20,858,202
Series B, 5.00%, 6/01/33	2,020,000	2,043,089
Series B, Pre-Refunded, 5.00%, 6/01/33	11,980,000	12,262,009
Virginia Beach Development Authority Public Facility Revenue, 5.00%, 7/15/27	5,635,000	6,415,955
Virginia College Building Authority Educational Facilities Revenue,		
Liberty University Projects, 5.25%, 3/01/29	2,860,000	3,396,479
Liberty University Projects, 5.00%, 3/01/41	26,855,000	30,306,673
Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	4,010,000	4,728,151
University of Richmond Project, 4.00%, 3/01/28	3,300,000	3,822,126
Virginia Commonwealth Transportation Board Transportation Revenue, Capital Projects,		
4.00%, 5/15/29	5,205,000	5,872,021
5.00%, 5/15/34	5,000,000	6,017,950
Virginia Port Authority Facility Revenue, Commonwealth Port Fund Revenue, Refunding, Series C, 5.00%, 7/01/30	2,015,000	2,507,446
Virginia Port Authority Port Facilities Revenue,		
NATL Insured, 4.75%, 7/01/28	1,500,000	1,529,835
Refunding, 5.00%, 7/01/40	6,000,000	6,806,520
Virginia Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare, Refunding, 5.00%, 11/01/40	23,000,000	26,115,580
ᵃVirginia State College Building Authority Educational Facilities Revenue, 21st Century College and Equipment Programs, Series B, 4.00%, 2/01/28	11,170,000	12,848,739
Virginia State HDA Commonwealth Mortgage Revenue, Series E, 6.375%, 1/01/36	9,160,000	10,173,920
Virginia State HDA Revenue, Rental Housing,		
Series B, 5.625%, 6/01/39	7,240,000	7,967,330
Series B, 5.00%, 6/01/45	3,050,000	3,259,261
Series E, 5.00%, 10/01/44	6,540,000	7,076,345
Series F, 5.05%, 12/01/44	12,125,000	12,931,919

Series F, 5.00%, 4/01/45	2,125,000	2,263,720
Virginia State PBA Public Facilities Revenue, Series A, 5.00%, 8/01/31	10,000,000	12,160,400
Virginia State Public School Authority Revenue, School Financing, 1997 Resolution,		
Refunding, 5.00%, 8/01/22	5,490,000	7,136,616
Refunding, Series A, 5.00%, 8/01/25	10,000,000	12,793,700
Series B, 5.00%, 8/01/25	3,505,000	4,484,192
Series B, 5.00%, 8/01/28	3,550,000	4,477,260
Virginia State Public School Authority Special Obligation Fluvanna County Revenue, School Financing, 6.00%, 12/01/32	5,000,000	6,284,150
Virginia State Resources Authority Infrastructure Revenue,		
St. Moral Virginia Pooled Financing Program, Series B, 5.00%, 11/01/41	9,410,000	11,352,694
Virginia Pooled Financing Program, Senior Series, 5.00%, 11/01/33	2,745,000	2,826,527
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/31	5,000,000	5,622,900
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/36	4,915,000	5,423,358
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	1,600,000	1,872,896
Virginia Pooled Financing Program, Senior Series B, 5.00%, 11/01/32	2,505,000	2,924,588
Virginia Pooled Financing Program, Senior Series, Pre-Refunded, 5.00%, 11/01/33	385,000	401,782
Virginia Pooled Financing Program, Senior Series, Pre-Refunded, 5.00%, 11/01/33	1,870,000	1,949,774
Virginia Pooled Financing Program, Series A, 5.00%, 11/01/42	23,000,000	28,084,840
Virginia State Resources Authority Water and Sewer System Revenue, Goochland County, Tuckahoe Creek Service District		
Project, 5.00%, 11/01/35	1,125,000	1,138,511
Winchester IDA Hospital Revenue, Valley Health System Obligation, Series E, 5.625%, 1/01/44	3,350,000	3,810,859
		793,470,418
District of Columbia 6.5%		
Metropolitan Washington D.C. Airports Authority Airport System Revenue, Refunding,		
BHAC Insured, 5.00%, 10/01/29	3,000,000	3,583,890
Series A, 5.00%, 10/01/35	12,000,000	14,325,960
Series A, AGMC Insured, 5.00%, 10/01/32	10,000,000	11,044,000
Series A, NATL RE, FGIC Insured, 5.00%, 10/01/25	1,000,000	1,028,970
Series C, 5.125%, 10/01/34	6,450,000	7,544,694
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, first senior lien, Series A,		
5.00%, 10/01/39	10,000,000	11,199,000
5.25%, 10/01/44	12,000,000	13,622,400
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,000,000	2,322,900
		64,671,814
U.S. Territories 11.5%		
Puerto Rico 11.5%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,		
6.00%, 7/01/38	1,100,000	1,173,227
Assured Guaranty, 5.00%, 7/01/28	7,000,000	7,615,860
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series B, 6.00%, 7/01/39	5,000,000	5,381,200
Series A, 5.125%, 7/01/28	5,000,000	5,224,950
Series A, 6.00%, 7/01/38	5,000,000	5,432,500
Series A, Pre-Refunded, 5.00%, 7/01/33	1,100,000	1,130,118
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%,		
7/01/36	4,500,000	5,306,130
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Series G,		
5.00%, 7/01/33	1,685,000	1,687,662
Pre-Refunded, 5.00%, 7/01/33	3,305,000	3,396,449
Pre-Refunded, 5.00%, 7/01/33	10,000	10,271
Puerto Rico Electric Power Authority Power Revenue,		
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,351,150
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,117,050
Series TT, 5.00%, 7/01/32	10,000,000	10,245,700
Series WW, 5.50%, 7/01/38	6,700,000	6,983,142
Series XX, 5.25%, 7/01/40	8,400,000	8,691,228
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.00%, 8/01/27	2,530,000	2,533,163
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series Q, 5.625%, 7/01/39	5,000,000	5,232,850
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.375%, 8/01/39	6,000,000	6,532,020
Series A, 6.00%, 8/01/42	20,000,000	22,678,000
Series C, 5.50%, 8/01/40	10,000,000	11,014,900

Franklin Tax-Free Trust
Statement of Investments, November 30, 2012 (unaudited) (continued)

		114,737,570
Total Municipal Bonds before Short Term Investments (Cost $891,176,209)		972,879,802
Short Term Investments 2.1%		
Municipal Bonds 2.1%		
Virginia 2.1%		
[a]Albemarle County EDA Hospital Revenue, Martha Jefferson Hospital, Series C, Daily VRDN and Put, 0.17%, 10/01/48	3,215,000	3,215,000
[a]Montgomery County IDAR, Virginia Tech Foundation, Refunding, Daily VRDN and Put, 0.18%, 6/01/35	4,200,000	4,200,000
[a]Virginia Small Business Financing Authority Hospital Revenue, Carilion Clinic Obligated Group, Series A, Daily VRDN and Put, 0.20%, 7/01/42	14,000,000	14,000,000
Total Short Term Investments (Cost $21,415,000)		21,415,000
Total Investments (Cost $912,591,209) 99.7%		994,294,802
Other Assets, less Liabilities 0.3%		2,666,265
Net Assets 100.0%		$ 996,961,067

Franklin Tax-Free Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-four funds.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At November 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Alabama Tax-Free Income Fund	Franklin Arizona Tax-Free Income Fund	Franklin Colorado Tax-Free Income Fund	Franklin Connecticut Tax-Free Income Fund
Cost of investments	$ 302,542,434	$ 1,062,216,814	$ 754,992,929	$ 524,935,766
Unrealized appreciation	$ 25,703,941	$ 97,062,980	$ 75,791,370	$ 40,759,042
Unrealized depreciation	(32,115)	(5,455,964)	-	(62)
Net unrealized appreciation (depreciation)	$ 25,671,826	$ 91,607,016	$ 75,791,370	$ 40,758,980

	Franklin Double Tax-Free Income Fund	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin Florida Tax-Free Income Fund
Cost of investments	$ 697,496,154	$ 3,484,292,777	$ 822,920,640	$ 1,085,319,020
Unrealized appreciation	$ 49,428,178	$ 350,309,433	$ 25,150,562	$ 99,025,415
Unrealized depreciation	(517,569)	(465,730)	(10,906)	(178,374)
Net unrealized appreciation (depreciation)	$ 48,910,609	$ 349,843,703	$ 25,139,656	$ 98,847,041

	Franklin Georgia Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund	Franklin Insured Tax-Free Income Fund	Franklin Kentucky Tax-Free Income Fund
Cost of investments	$ 569,883,193	$ 9,199,361,479	$ 2,930,027,155	$ 195,482,770
Unrealized appreciation	$ 62,966,597	$ 1,180,385,421	$ 249,745,518	$ 17,664,370
Unrealized depreciation	(51,387)	(92,223,233)	(1,270,276)	-
Net unrealized appreciation (depreciation)	$ 62,915,210	$ 1,088,162,188	$ 248,475,242	$ 17,664,370

	Franklin Louisiana Tax-Free Income Fund	Franklin Maryland Tax-Free Income Fund	Franklin Massachusetts Tax-Free Income Fund	Franklin Michigan Tax-Free Income Fund
Cost of investments	$ 491,891,275	$ 689,196,101	$ 568,346,860	$ 1,309,204,994
Unrealized appreciation	$ 43,997,300	$ 52,522,266	$ 52,215,134	$ 101,155,720
Unrealized depreciation	(87,887)	(530,689)	-	(1,328,294)
Net unrealized appreciation (depreciation)	$ 43,909,413	$ 51,991,577	$ 52,215,134	$ 99,827,426

	Franklin Minnesota Tax-Free Income Fund	Franklin Missouri Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund	Franklin North Carolina Tax-Free Income Fund
Cost of investments	$ 1,080,364,737	$ 1,339,008,371	$ 1,561,451,457	$ 1,440,835,711

Unrealized depreciation	(12)		(354,558)	(84,399)
Net unrealized appreciation (depreciation)	$ 119,785,845	$ 114,384,158	$ 136,010,498	$ 132,989,636

	Franklin Ohio Tax-Free Income Fund	Franklin Oregon Tax-Free Income Fund	Franklin Pennsylvania Tax-Free Income Fund	Franklin Virginia Tax-Free Income Fund
Cost of investments	$ 1,799,708,963	$ 1,355,381,319	$ 1,552,718,765	$ 912,551,817
Unrealized appreciation	$ 168,476,402	$ 141,008,091	$ 150,678,565	$ 81,745,126
Unrealized depreciation	(7,226,698)	(242,042)	(102,914)	(2,141)
Net unrealized appreciation (depreciation)	$ 161,249,704	$ 140,766,049	$ 150,575,651	$ 81,742,985

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At November 30, 2012, all of the Funds' investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date January 25, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date January 25, 2013